Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 59.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	620,526	$14,327,951
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	653,031	8,450,224
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	991,049	12,001,596
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	322,082	5,217,734
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	263,828	4,711,958
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	384,551	5,083,769
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	388,866	24,253,578
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	166,597	2,357,351
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	550,108	7,591,490
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	852,223	19,277,292
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	53,939	1,074,470
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	411,192	11,151,528
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,007,805	17,193,143
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	370,017	3,637,265
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	594,676	12,387,106
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	313,508	10,809,768
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	515,092	12,769,132
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	260,040	5,624,654
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	917,331	31,115,875
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	888,824	39,703,783
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,420,308	29,286,738
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	1,012,572	17,598,496
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	404,301	6,865,036
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	217,401	3,878,435
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	247,901	4,206,877
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	263,227	14,964,466
Total Domestic Equity Investment Companies (cost $279,651,684)		325,539,715
International Equity Investment Companies — 22.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,537,511	28,140,992
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA BlackRock Advantage International Portfolio, Class 1	1,264,495	$14,503,758
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	242,603	5,691,466
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	242,178	5,657,279
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	948,757	19,923,900
SunAmerica Series Trust SA International Index Portfolio, Class 1	986,736	17,810,590
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	555,139	7,405,553
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	474,798	8,760,019
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	908,621	13,456,675
Total International Equity Investment Companies (cost $98,329,250)		121,350,232
Domestic Fixed Income Investment Companies — 17.4%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	610,959	5,388,663
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,944,968	19,935,918
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	947,053	11,298,339
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	936,279	9,035,095
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	345,641	3,549,729
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,002,131	13,208,092
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,053,384	25,404,156
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	129,801	1,412,236
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	940,810	5,042,740
Total Domestic Fixed Income Investment Companies (cost $94,501,100)		94,274,968
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $2,366,082)	255,737	2,426,941
TOTAL INVESTMENTS (cost $474,848,116)	100.1%	543,591,856
Other assets less liabilities	(0.1)	(317,633)
NET ASSETS	100.0%	$543,274,223

#
The Seasons Series Trust SA Allocation Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons
Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://venerable.onlineprospectus.net/funds/
sast_sst

(1)	See Note 4.

Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$543,591,856	$—	$—	$543,591,856

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 57.3%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	862,829	$7,610,150
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,115,255	31,931,369
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,387,979	16,558,587
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,494,819	14,425,006
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	669,484	6,875,604
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,486,607	19,593,476
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,531,394	37,701,199
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	215,314	2,342,614
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,451,233	7,778,608
Total Domestic Fixed Income Investment Companies (cost $148,895,097)		144,816,613
Domestic Equity Investment Companies — 31.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	149,356	3,448,628
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	167,521	2,167,726
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	234,721	2,842,477
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	79,031	1,280,297
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	65,587	1,171,393
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	66,767	882,664
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	100,361	6,259,507
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	57,659	815,883
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	176,238	2,432,083
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	201,703	4,562,515
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	17,613	350,853
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	102,545	2,781,022
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	238,613	4,070,740
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	54,234	533,119
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	154,820	3,224,896
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	77,786	2,682,076
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	111,252	2,757,941
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	59,852	1,294,598
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	225,591	$7,652,048
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	230,432	10,293,384
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	356,308	7,347,068
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	251,755	4,375,496
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	102,399	1,738,733
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	59,653	1,064,202
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	47,366	803,806
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	67,663	3,846,632
Total Domestic Equity Investment Companies (cost $69,081,377)		80,679,787
International Equity Investment Companies — 10.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	534,211	5,924,397
SunAmerica Series Trust SA BlackRock Advantage International Portfolio, Class 1	263,839	3,026,235
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	32,461	761,543
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	67,064	1,566,622
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	204,324	4,290,801
SunAmerica Series Trust SA International Index Portfolio, Class 1	224,451	4,051,348
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	95,644	1,275,884
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	136,058	2,510,267
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	202,096	2,993,036
Total International Equity Investment Companies (cost $21,805,989)		26,400,133
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,189,381)	128,642	1,220,809
TOTAL INVESTMENTS (cost $240,971,844)	100.1%	253,117,342
Other assets less liabilities	(0.1)	(205,061)
NET ASSETS	100.0%	$252,912,281

#
The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons
Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://venerable.onlineprospectus.net/funds/
sast_sst

(1)	See Note 4.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$253,117,342	$—	$—	$253,117,342

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 43.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	256,549	$5,923,715
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	242,689	3,140,390
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	406,902	4,927,580
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	114,328	1,852,121
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	116,670	2,083,733
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	154,092	2,037,102
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	163,205	10,179,116
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	94,488	1,337,008
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	253,931	3,504,252
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	378,072	8,551,997
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	16,911	336,866
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	168,463	4,568,714
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	402,434	6,865,527
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	141,469	1,390,636
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	270,344	5,631,261
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	123,147	4,246,109
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	174,101	4,315,970
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	105,334	2,278,380
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	389,899	13,225,365
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	365,558	16,329,477
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	610,931	12,597,386
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	455,585	7,918,070
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	161,593	2,743,853
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	99,151	1,768,844
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	69,996	1,187,830
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	102,788	5,843,481
Total Domestic Equity Investment Companies (cost $115,197,366)		134,784,783
Domestic Fixed Income Investment Companies — 42.2%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	823,759	7,265,551
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,806,852	$28,770,232
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,265,943	15,102,697
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,422,758	13,729,617
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	511,900	5,257,215
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,312,426	17,297,778
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,148,028	34,511,592
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	245,307	2,668,938
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,281,495	6,868,813
Total Domestic Fixed Income Investment Companies (cost $135,313,909)		131,472,433
International Equity Investment Companies — 14.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	896,314	9,940,126
SunAmerica Series Trust SA BlackRock Advantage International Portfolio, Class 1	444,763	5,101,427
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	58,174	1,364,752
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	113,248	2,645,480
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	310,872	6,528,309
SunAmerica Series Trust SA International Index Portfolio, Class 1	353,228	6,375,766
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	192,747	2,571,243
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	220,260	4,063,800
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	355,787	5,269,202
Total International Equity Investment Companies (cost $36,018,321)		43,860,105
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,447,301)	156,495	1,485,140
TOTAL INVESTMENTS (cost $287,976,897)	100.1%	311,602,461
Other assets less liabilities	(0.1)	(225,421)
NET ASSETS	100.0%	$311,377,040

#
The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons
Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://venerable.onlineprospectus.net/funds/
sast_sst

(1)	See Note 4.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$311,602,461	$—	$—	$311,602,461

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 49.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	528,477	$12,202,524
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	466,678	6,038,807
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	879,543	10,651,269
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	248,573	4,026,882
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	249,729	4,460,155
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	293,940	3,885,891
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	342,537	21,364,045
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	178,902	2,531,457
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	497,762	6,869,118
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	687,156	15,543,464
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	110,153	2,194,240
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	322,417	8,743,945
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	699,011	11,925,130
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	285,488	2,806,350
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	520,626	10,844,636
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	276,598	9,537,102
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	346,539	8,590,710
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	196,666	4,253,886
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	787,422	26,709,367
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	748,137	33,419,288
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,169,999	24,125,373
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	854,798	14,856,396
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	332,746	5,650,024
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	171,469	3,059,015
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	208,638	3,540,586
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	218,002	12,393,416
Total Domestic Equity Investment Companies (cost $229,297,489)		270,223,076
Domestic Fixed Income Investment Companies — 32.2%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	1,118,506	9,865,222
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,684,882	$37,770,039
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,710,199	20,402,670
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,868,031	18,026,502
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	676,404	6,946,673
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,741,527	22,953,326
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	5,663,752	47,122,414
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	269,182	2,928,697
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,765,809	9,464,736
Total Domestic Fixed Income Investment Companies (cost $182,083,294)		175,480,279
International Equity Investment Companies — 17.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,960,478	21,741,697
SunAmerica Series Trust SA BlackRock Advantage International Portfolio, Class 1	955,143	10,955,490
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	184,415	4,326,381
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	190,068	4,439,998
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	748,546	15,719,468
SunAmerica Series Trust SA International Index Portfolio, Class 1	772,276	13,939,584
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	410,628	5,477,783
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	460,283	8,492,218
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	750,612	11,116,559
Total International Equity Investment Companies (cost $77,586,188)		96,209,178
International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $2,569,945)	277,802	2,636,338
TOTAL INVESTMENTS (cost $491,536,916)	100.1%	544,548,871
Other assets less liabilities	(0.1)	(318,458)
NET ASSETS	100.0%	$544,230,413

#
The Seasons Series Trust SA Allocation Moderately Aggressive Portfolio invests in
Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica
Series Trust and Seasons Series Trust, some of which are not presented in this report.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 4.

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$544,548,871	$—	$—	$544,548,871

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 18.3%
Apparel — 0.3%
Gildan Activewear, Inc.
5.40%, 10/07/2035*	$1,350,000	$1,310,455
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.
6.15%, 07/15/2035	1,210,000	1,260,935
Banks — 5.3%
ABN AMRO Bank NV
3.32%, 03/13/2037*	600,000	539,788
Australia & New Zealand Banking Group, Ltd.
2.57%, 11/25/2035*	2,494,000	2,233,254
BPCE SA
3.65%, 01/14/2037*	2,296,000	2,070,656
Citigroup, Inc.
5.83%, 02/13/2035	655,000	667,607
Goldman Sachs Group, Inc.
4.94%, 10/21/2036	1,190,000	1,155,558
5.07%, 01/21/2037	2,956,000	2,886,094
HBOS PLC
6.00%, 11/01/2033*	702,000	724,707
HSBC Holdings PLC
6.50%, 09/15/2037	958,000	1,035,618
Intesa Sanpaolo SpA
6.01%, 06/29/2037*	500,000	503,337
JPMorgan Chase & Co.
5.15%, 04/23/2037	2,580,000	2,561,416
Morgan Stanley
4.81%, 04/16/2032	720,000	714,403
Morgan Stanley Private Bank NA
4.73%, 07/18/2031	2,540,000	2,528,542
Pinnacle Bank
5.96%, 01/15/2036	1,807,000	1,793,549
Royal Bank of Canada
4.70%, 08/06/2031	1,003,000	998,320
US Bancorp.
5.72%, 05/20/2041	575,000	576,837
Wells Fargo & Co.
5.61%, 04/23/2036	2,751,000	2,819,832
Westpac Banking Corp.
2.67%, 11/15/2035	2,851,000	2,567,770
Zions Bancorp NA
4.48%, 02/09/2029	1,875,000	1,859,058
		28,236,346
Beverages — 0.2%
Maple Parent Holdings Corp.
5.70%, 03/26/2036*	865,000	875,723
Biotechnology — 0.7%
Amgen, Inc.
5.25%, 03/02/2033	2,010,000	2,045,360
Royalty Pharma PLC
4.45%, 03/25/2031	1,619,000	1,591,934
		3,637,294
Building Materials — 0.3%
Eagle Materials, Inc.
5.00%, 03/15/2036	1,807,000	1,747,709
Chemicals — 0.4%
Ecolab, Inc.
5.15%, 06/15/2033	1,825,000	1,850,147
Security Description	Shares or Principal Amount	Value

Commercial Services — 0.2%
Experian Finance US, Inc.
5.35%, 08/24/2036*	$1,085,000	$1,080,326
Diversified Financial Services — 1.0%
Capital One Financial Corp.
2.36%, 07/29/2032	1,285,000	1,115,481
7.62%, 10/30/2031	3,845,000	4,217,186
		5,332,667
Electric — 0.8%
Chpe LLC
5.10%, 06/30/2033*	240,000	239,368
Constellation Energy Generation LLC
5.30%, 06/01/2036	620,000	616,707
Hydro One, Inc.
4.75%, 05/30/2031	1,035,000	1,036,968
NextEra Energy Capital Holdings, Inc.
5.65%, 05/01/2079	755,000	753,230
Xcel Energy, Inc.
5.60%, 04/15/2035	1,807,000	1,840,967
		4,487,240
Health Care-Products — 0.9%
Abbott Laboratories
4.00%, 03/15/2031	2,125,000	2,070,922
Augusta SpinCo. Corp.
4.95%, 03/23/2033	1,900,000	1,888,338
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033*	1,045,000	1,038,807
		4,998,067
Health Care-Services — 0.3%
HCA, Inc.
5.30%, 05/15/2036	1,350,000	1,340,971
Insurance — 0.8%
Allianz SE
6.35%, 09/06/2053*	400,000	417,633
Fortitude Global Funding
4.63%, 10/06/2028*	1,177,000	1,164,266
GA Global Funding Trust
5.20%, 12/09/2031*	1,395,000	1,378,342
MetLife, Inc.
6.40%, 12/15/2066	1,075,000	1,095,302
		4,055,543
Internet — 0.8%
Alphabet, Inc.
4.40%, 02/15/2033	975,000	954,042
4.80%, 02/15/2036	675,000	663,557
Amazon.com, Inc.
4.55%, 03/13/2033	635,000	624,655
4.88%, 03/13/2036	520,000	511,890
Meta Platforms, Inc.
4.60%, 11/15/2032	1,140,000	1,120,951
5.25%, 05/15/2036	570,000	565,977
		4,441,072
Investment Companies — 0.5%
Goldman Sachs Private Credit Corp.
5.05%, 02/23/2028	825,000	820,538
HPS Corp. Lending Fund
4.90%, 09/11/2028	685,000	671,403

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
North Haven Private Income Fund LLC
5.13%, 09/25/2028*	$1,387,000	$1,354,352
		2,846,293
Machinery-Diversified — 0.1%
Flowserve Corp.
5.70%, 05/15/2036	740,000	743,752
Mining — 0.4%
Glencore Funding LLC
5.20%, 07/01/2033*	1,900,000	1,901,280
Miscellaneous Manufacturing — 0.3%
Eaton Corp.
4.20%, 03/06/2031	1,845,000	1,808,332
Oil & Gas — 0.7%
Cenovus Energy, Inc.
5.40%, 03/20/2036	1,807,000	1,790,105
Eni SpA
5.25%, 05/18/2036*	250,000	245,856
Occidental Petroleum Corp.
6.20%, 03/15/2040	1,807,000	1,874,972
		3,910,933
Pharmaceuticals — 0.3%
CVS Health Corp.
5.45%, 09/15/2035	1,350,000	1,367,464
Pipelines — 1.1%
Cheniere Energy, Inc.
5.20%, 07/30/2036*	1,807,000	1,779,234
Columbia Pipelines Operating Co. LLC
5.51%, 05/15/2036*	610,000	612,452
Energy Transfer LP
6.13%, 12/15/2045	1,290,000	1,281,847
NGPL PipeCo. LLC
5.60%, 08/15/2036*	360,000	358,014
Targa Resources Corp.
5.40%, 07/30/2036	1,807,000	1,799,675
		5,831,222
REITS — 0.7%
Equinix Asia Financing Corp. Pte, Ltd.
4.40%, 03/15/2031	975,000	952,999
Kilroy Realty LP
5.88%, 10/15/2035	1,590,000	1,571,524
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.00%, 07/15/2031*	1,370,000	1,420,511
		3,945,034
Semiconductors — 0.5%
Kioxia Holdings Corp.
6.25%, 07/24/2030*	771,000	795,341
6.63%, 07/24/2033*	212,000	221,730
NVIDIA Corp.
4.50%, 06/15/2031	1,555,000	1,549,495
		2,566,566
Software — 1.1%
Intuit, Inc.
4.95%, 06/15/2031	735,000	734,983
Oracle Corp.
4.45%, 09/26/2030	3,385,000	3,267,764
Security Description	Shares or Principal Amount	Value

Software (continued)
4.95%, 02/04/2031	$930,000	$910,499
ServiceNow, Inc.
5.05%, 05/15/2033	935,000	934,033
		5,847,279
Telecommunications — 0.4%
Verizon Communications, Inc.
6.05%, 05/14/2058	775,000	782,158
6.20%, 05/14/2056	1,115,000	1,127,246
		1,909,404
Total Corporate Bonds & Notes (cost $98,093,137)		97,332,054
ASSET BACKED SECURITIES — 7.7%
Home Equity — 2.9%
EFMT
Series 2025-CES1, Class A1B 5.88%, 01/25/2060*(1)	1,217,932	1,222,389
Ellington Financial Mtg. Trust
Series 2026-CES1, Class A1B 5.12%, 12/25/2060*(1)	2,677,280	2,649,643
JPMorgan Mtg. Trust
Series 2026-CES1, Class A2 5.18%, 06/25/2056*(1)	2,825,000	2,785,342
RCKT Mtg. Trust
Series 2024-CES6, Class A1B 5.55%, 09/25/2044*(1)	1,223,821	1,224,093
Santander Mtg. Asset Receivable Trust
Series 2026-CES1, Class A1A 4.88%, 01/25/2056*(1)	2,329,288	2,302,717
Series 2026-CES1, Class A1B 4.98%, 01/25/2056*(1)	3,009,060	2,967,540
Series 2025-CES1, Class A1A 5.04%, 09/25/2055*(1)	2,124,398	2,103,573
		15,255,297
Other Asset Backed Securities — 4.8%
Aqua Finance Trust
Series 2024-A, Class A 4.81%, 04/18/2050*	2,186,277	2,172,378
Cherry Securitization Trust
Series 2026-1A, Class A 5.43%, 01/17/2034*	1,363,000	1,363,063
FIP Master Funding LLC
Series 2026-1A, Class A1 4.90%, 03/15/2056*	1,708,575	1,689,538
Flexential Issuer LLC
Series 2026-4A, Class A2 6.00%, 03/25/2061*	1,292,000	1,280,026
Instar Leasing V LLC
Series 2026-1A, Class A 5.25%, 04/17/2056*	1,292,811	1,274,774
LMDV Issuer Co. LLC
Series 2026-1A, Class A2 5.38%, 07/17/2056*	1,598,000	1,604,257
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2 5.76%, 12/22/2064*	1,271,596	1,279,375
MetroNet Infrastructure Issuer LLC
Series 2026-1A, Class A2 5.27%, 04/20/2056*	1,507,259	1,507,978

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Pagaya AI Debt Grantor Trust
Series 2026-1, Class B 5.37%, 09/15/2033*	$1,296,155	$1,287,362
Series 2025-8, Class B 5.41%, 07/15/2033*	1,173,596	1,166,714
Series 2026-4, Class B 6.25%, 01/16/2034*	1,243,000	1,247,098
RNL PH Owner LLC
Series 2026-1A, Class A 4.91%, 03/20/2056*	1,135,282	1,108,629
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,042,574	1,053,425
Stack Infrastructure Issuer LLC
Series 2026-1A, Class A2 5.00%, 03/27/2056*	1,768,061	1,712,640
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	729,885	733,982
SVC ABS LLC
Series 2026-1A, Class A 5.16%, 03/20/2056*	1,159,076	1,141,869
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	815,956
VB-S1 Issuer LLC
Series 2026-1A, Class C2 4.69%, 03/15/2056*	2,163,000	2,113,761
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,133,357	1,147,323
		25,700,148
Total Asset Backed Securities (cost $41,152,656)		40,955,445
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4%
Commercial and Residential — 14.0%
BANK VRS
Series 2020-BN29, Class XA 1.40%, 11/15/2053(2)(3)	6,474,500	293,372
BANK5 VRS
Series 2026-5YR21, Class AS 5.84%, 04/15/2059(3)	2,031,000	2,079,181
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	1,090,000	1,123,198
Benchmark Mtg. Trust VRS
Series 2023-V4, Class B 7.71%, 11/15/2056(3)	1,449,000	1,504,511
BFLD Trust VRS
Series 2025-FPM, Class A 5.18%, 10/10/2040*(3)	2,240,000	2,233,212
BMO Mtg. Trust VRS
Series 2023-5C2, Class B 7.49%, 11/15/2056(3)	2,176,000	2,246,758
BPR Commercial Mtg. Trust VRS
Series 2025-STAR, Class B 5.56%, 11/05/2042*(3)	1,521,000	1,499,517
Bravo Residential Funding Trust
Series 2025-NQM9, Class A3 5.55%, 09/25/2065*(1)	1,576,855	1,569,403
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Chase Home Lending Mtg. Trust VRS
Series 2024-9, Class A4 5.50%, 09/25/2055*(3)	$416,843	$416,401
Series 2025-9, Class A4A 5.50%, 06/25/2056*(3)	1,802,669	1,798,262
Series 2025-10, Class A4A 5.50%, 07/25/2056*(3)	1,394,376	1,391,040
Series 2024-2, Class A4A 6.00%, 02/25/2055*(3)	366,517	366,056
Series 2024-10, Class A4 6.00%, 10/25/2055*(3)	538,378	539,264
COLT Mtg. Loan Trust VRS
Series 2026-3, Class A1 5.12%, 05/25/2071*(3)	1,363,875	1,354,011
Cross Mtg. Trust
Series 2025-H10, Class A2 5.25%, 01/25/2071*(1)	1,194,695	1,183,990
Series 2025-H5, Class A2 5.76%, 07/25/2070*(1)	1,727,250	1,728,232
CSTL Commercial Mtg. Trust VRS
Series 2026-GATE3, Class B 5.10%, 02/10/2043*(3)	2,166,000	2,147,905
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	1,281,187	1,270,938
GGP Trust VRS
Series 2026-TY, Class B 5.06%, 03/05/2043*(3)	1,729,000	1,694,421
GS Mtg.-Backed Securities Trust VRS
Series 2026-PJ7, Class A4 5.50%, 10/25/2056*(3)	1,483,273	1,479,917
HOMES Trust VRS
Series 2025-AFC3, Class A1 4.93%, 08/25/2060*(3)	1,074,014	1,063,489
JPMorgan Mtg. Trust
Series 2025-7MPR, Class A1D 5.32%, 02/25/2056*(1)	925,441	920,713
Series 2025-NQM3, Class A1B 5.50%, 11/25/2065*(1)	2,111,447	2,105,019
JPMorgan Mtg. Trust VRS
Series 2026-NQM3, Class A1 5.48%, 10/25/2066*(3)	2,528,166	2,522,435
Series 2024-10, Class A4 5.50%, 03/25/2055*(3)	600,270	599,211
Series 2024-10, Class A6 5.50%, 03/25/2055*(3)	241,940	241,363
Series 2024-6, Class A6 6.00%, 12/25/2054*(3)	521	520
MFA Trust
Series 2025-NQM5, Class A1B 5.19%, 11/25/2070*(1)	2,493,321	2,469,766
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-SPL1, Class A2 4.25%, 02/25/2065*(1)	749,150	721,621
Series 2025-NQM10, Class A1LC 5.24%, 11/25/2070*(1)	3,050,000	3,015,581
New Residential Mtg. Loan Trust
Series 2025-NQM7, Class A1LC 5.16%, 10/26/2065*(1)	1,300,000	1,287,372
OBX Trust
Series 2025-NQM16, Class A1B 4.91%, 08/25/2065*(1)	2,288,749	2,266,732

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2025-NQM15, Class A1B 5.14%, 07/27/2065*(1)	$1,614,114	$1,604,374
OBX Trust VRS
Series 2025-NQM19, Class A1 4.87%, 10/25/2065*(3)	1,124,664	1,114,719
Series 2024-J1, Class A5 5.50%, 09/25/2054*(3)	271,097	270,650
PMT Loan Trust VRS
Series 2025-CNF1, Class A8 5.00%, 10/25/2056*(3)	2,417,660	2,389,600
Series 2025-J2, Class A9 5.50%, 08/25/2056*(3)	1,567,117	1,563,170
PRPM Trust VRS
Series 2025-NQM6, Class A1 4.99%, 12/25/2070*(3)	1,432,809	1,417,963
Series 2026-NQM2, Class A1 5.26%, 04/25/2071*(3)	1,130,227	1,121,894
Santander Mtg. Asset Receivable Trust
Series 2026-NQM2, Class A3 5.11%, 01/25/2066*(1)	2,687,927	2,653,858
Santander Mtg. Asset Receivable Trust VRS
Series 2026-NQM2, Class A1 4.70%, 01/25/2066*(3)	1,384,054	1,363,109
Series 2026-NQM1, Class A1 4.95%, 11/25/2065*(3)	1,387,313	1,372,558
Series 2026-NQM4, Class A1 5.49%, 05/25/2066*(3)	2,909,101	2,905,714
Sequoia Mtg. Trust VRS
Series 2025-12, Class A5 5.00%, 12/25/2055*(3)	2,318,268	2,289,183
Series 2025-6, Class A5 5.50%, 07/25/2055*(3)	937,051	934,691
Series 2026-6, Class A4 5.50%, 06/25/2056*(3)	2,276,562	2,271,377
SG Residential Mtg. Trust VRS
Series 2026-2, Class A1 5.25%, 04/25/2066*(3)	1,710,609	1,700,162
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(3)	166,111	163,886
Verus Securitization Trust
Series 2025-7, Class A1B 5.13%, 08/25/2070*(1)	2,675,725	2,659,381
Series 2026-4, Class A2 5.32%, 04/25/2071*(1)	992,406	988,219
		73,917,919
Home Equity — 0.4%
JPMorgan Mtg. Trust VRS
Series 2026-ACES1, Class A2 5.16%, 04/25/2066*(3)	2,279,000	2,242,747
Total Collateralized Mortgage Obligations (cost $77,003,863)		76,160,666
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.2%
U.S. Government — 49.3%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(4)	113,616	58,775
0.25%, 02/15/2050(4)	749,776	422,214
0.63%, 02/15/2043(4)	9,890,318	7,208,477
0.75%, 02/15/2042 to 02/15/2045(4)	23,646,127	17,221,313
0.88%, 02/15/2047(4)	13,867,755	9,741,873
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.00%, 02/15/2046 to 02/15/2049(4)	$27,607,672	$19,855,930
1.38%, 02/15/2044(4)	7,856,805	6,411,734
1.50%, 02/15/2053(4)	2,072,019	1,573,434
2.13%, 02/15/2041 to 02/15/2054(4)	7,535,637	7,150,241
United States Treasury Notes TIPS
0.13%, 07/15/2030 to 07/15/2031(4)	31,320,000	28,882,121
0.25%, 07/15/2029(4)(5)(6)	5,987,084	5,709,777
0.63%, 07/15/2032(4)	24,464,111	22,655,228
0.88%, 01/15/2029(4)(5)(6)	7,251,805	7,054,213
1.13%, 01/15/2033(4)	11,355,527	10,739,869
1.25%, 04/15/2031(4)	5,872,763	5,689,632
1.38%, 07/15/2033(4)	12,661,225	12,144,667
1.63%, 10/15/2029(4)	2,116,140	2,101,200
1.75%, 01/15/2034(4)	920,610	899,461
1.88%, 07/15/2034 to 01/15/2036(4)	97,189,218	95,272,565
2.13%, 01/15/2035(4)	632,964	631,472
		261,424,196
U.S. Government Agency — 3.9%
Federal Home Loan Mtg. Corp.
4.00%, 11/01/2052	2,889,942	2,726,590
5.00%, 06/01/2053	2,935,628	2,903,074
5.50%, 10/01/2054	3,207,798	3,226,715
Federal National Mtg. Assoc.
5.50%, 12/01/2055	5,215,227	5,234,994
Government National Mtg. Assoc.
5.00%, 08/20/2053	6,897,903	6,828,845
		20,920,218
Total U.S. Government & Agency Obligations (cost $316,574,256)		282,344,414
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Eagle Funding Luxco SARL
5.50%, 08/17/2030* (cost $814,265)	816,000	819,305
MUNICIPAL SECURITIES — 0.2%
Golden State Tobacco Securitization Corp. Revenue Bonds
2.75%, 06/01/2034 (cost $1,239,234)	1,400,000	1,239,868
Total Long-Term Investment Securities (cost $534,877,411)		498,851,752
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58%(7) (cost $7,893,182)	7,893,182	7,893,182
TOTAL INVESTMENTS (cost $542,770,593)	95.5%	506,744,934
Other assets less liabilities	4.5	24,135,298
NET ASSETS	100.0%	$530,880,232

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Managed Portfolio has no right to demand registration of these securities. At June 30, 2026, the aggregate value of these securities was $131,682,890 representing 24.8% of net assets.

(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2026.

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

(2)	Interest Only
(3)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of June 30, 2026.

TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$87	$93,627	$93,714
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	348	(11,932)	(11,584)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	409	32,316	32,725
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	183	314,306	314,489
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	298	236,052	236,350
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	361	19,210	19,571
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	364	33,385	33,749
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	330	30,562	30,892
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	399	(24,859)	(24,460)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	612	357,224	357,836
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	393	12,363	12,756
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	349	63,328	63,677
Centrally Cleared	12,000,000	USD	Fixed 2.389	12-Month USA CPI	Maturity	Maturity	Aug 2029	355	163,961	164,316
Centrally Cleared	12,000,000	USD	Fixed 2.446	12-Month USA CPI	Maturity	Maturity	Oct 2029	376	152,758	153,134
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	341	14,027	14,368
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	341	14,027	14,368
Centrally Cleared	10,700,000	USD	Fixed 2.562	12-Month USA CPI	Maturity	Maturity	Feb 2030	407	69,042	69,449
Centrally Cleared	3,000,000	USD	Fixed 2.420	12-Month USA CPI	Maturity	Maturity	May 2032	437	24,792	25,229
Centrally Cleared	2,400,000	USD	Fixed 2.575	12-Month USA CPI	Maturity	Maturity	Aug 2035	478	(14,197)	(13,719)
Centrally Cleared	4,100,000	USD	Fixed 2.599	12-Month USA CPI	Maturity	Maturity	Sep 2035	499	(37,145)	(36,646)
Centrally Cleared	4,000,000	USD	Fixed 2.532	12-Month USA CPI	Maturity	Maturity	Nov 2030	456	15,883	16,339
Centrally Cleared	7,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	Nov 2035	538	(9,691)	(9,153)
Centrally Cleared	1,750,000	USD	Fixed 2.397	12-Month USA CPI	Maturity	Maturity	Mar 2033	494	15,310	15,804
Centrally Cleared	5,000,000	USD	Fixed 2.367	12-Month USA CPI	Maturity	Maturity	Feb 2031	503	59,161	59,664
Centrally Cleared	15,000,000	USD	Fixed 2.480	12-Month USA CPI	Maturity	Maturity	Feb 2028	441	123,546	123,987
Centrally Cleared	2,000,000	USD	Fixed 2.528	12-Month USA CPI	Maturity	Maturity	Mar 2031	485	8,797	9,282
Centrally Cleared	4,000,000	USD	Fixed 2.424	12-Month USA CPI	Maturity	Maturity	Mar 2031	497	37,651	38,148
Centrally Cleared	25,000,000	USD	Fixed 2.850	12-Month USA CPI	Maturity	Maturity	Jun 2028	558	(106,224)	(105,666)
Centrally Cleared	7,500,000	USD	Fixed 2.745	12-Month USA CPI	Maturity	Maturity	Jun 2029	529	(38,917)	(38,388)
Centrally Cleared	3,500,000	USD	Fixed 2.730	12-Month USA CPI	Maturity	Maturity	May 2029	504	(16,863)	(16,359)
Centrally Cleared	2,650,000	USD	Fixed 2.575	12-Month USA CPI	Maturity	Maturity	Jun 2029	509	(9,360)	(8,851)
								$12,881	$1,622,140	$1,635,021
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
94	Long	U.S. Treasury 2 Year Notes	September 2026	$19,407,582	$19,376,484	$(31,098)
73	Short	U.S. Treasury Long Bonds	September 2026	8,146,193	8,285,500	(139,307)
126	Short	U.S. Treasury Ultra 10 Year Notes	September 2026	14,092,129	14,171,062	(78,933)
						$(249,338)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs & Co. LLC	CAD	9,356,175	USD	6,719,508	09/16/2026	$100,261	$—

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NZD	4,365,864	USD	2,554,205	09/16/2026	$68,300	$—
	USD	977,029	NZD	1,688,992	09/16/2026	—	(15,324)
						168,561	(15,324)
Morgan Stanley & Co., Inc.	USD	6,712,553	CAD	9,356,175	09/16/2026	—	(93,306)
	USD	1,567,954	NZD	2,676,872	09/16/2026	—	(43,754)
						—	(137,060)
Unrealized Appreciation (Depreciation)						$168,561	$(152,384)

CAD—Canadian Dollar
NZD—New Zealand Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$97,332,054	$—	$97,332,054
Asset Backed Securities	—	40,955,445	—	40,955,445
Collateralized Mortgage Obligations	—	76,160,666	—	76,160,666
U.S. Government & Agency Obligations	—	282,344,414	—	282,344,414
Foreign Government Obligations	—	819,305	—	819,305
Municipal Securities	—	1,239,868	—	1,239,868
Short-Term Investments	7,893,182	—	—	7,893,182
Total Investments at Value	$7,893,182	$498,851,752	$—	$506,744,934
Other Financial Instruments:†
Swaps	$—	$1,891,328	$—	$1,891,328
Forward Foreign Currency Contracts	—	168,561	—	168,561
Total Other Financial Instruments	$—	$2,059,889	$—	$2,059,889
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$269,188	$—	$269,188
Futures Contracts	249,338	—	—	249,338
Forward Foreign Currency Contracts	—	152,384	—	152,384
Total Other Financial Instruments	$249,338	$421,572	$—	$670,910

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 5.7%
Boeing Co.†	46,220	$10,005,243
RTX Corp.	47,113	8,938,750
		18,943,993
Agriculture — 2.5%
Philip Morris International, Inc.	46,660	8,441,261
Airlines — 2.8%
Southwest Airlines Co.	183,607	9,441,072
Banks — 12.9%
Bank of America Corp.	146,077	8,323,467
Citigroup, Inc.	63,789	8,927,908
JPMorgan Chase & Co.	24,050	7,872,287
Morgan Stanley	46,575	9,736,038
Wells Fargo & Co.	102,705	8,487,541
		43,347,241
Beverages — 3.2%
Constellation Brands, Inc., Class A	78,086	10,860,982
Commercial Services — 1.8%
Global Payments, Inc.	82,909	6,015,877
Computers — 2.6%
EPAM Systems, Inc.†	109,316	8,674,225
Diversified Financial Services — 1.6%
Capital One Financial Corp.	26,391	5,294,562
Electric — 2.9%
PG&E Corp.	582,246	9,793,378
Health Care-Services — 7.3%
Centene Corp.†	144,969	9,305,560
Cigna Group	31,157	8,589,362
Tenet Healthcare Corp.†	34,164	6,391,401
		24,286,323
Internet — 3.8%
Alphabet, Inc., Class A	17,085	6,105,667
Amazon.com, Inc.†	27,495	6,553,158
		12,658,825
Leisure Time — 2.1%
Norwegian Cruise Line Holdings, Ltd.†	333,454	7,039,214
Machinery-Construction & Mining — 2.3%
Caterpillar, Inc.	7,276	7,748,212
Mining — 5.5%
Barrick Mining Corp.	238,989	8,778,066
Freeport-McMoRan, Inc.	150,821	9,485,133
		18,263,199
Oil & Gas — 4.8%
Chevron Corp.	49,546	8,212,745
Marathon Petroleum Corp.	30,710	7,851,626
		16,064,371
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 2.2%
TechnipFMC PLC	108,500	$7,193,550
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	128,561	7,407,685
CVS Health Corp.	106,238	10,990,321
		18,398,006
Pipelines — 2.5%
Williams Cos., Inc.	114,676	8,525,014
REITS — 2.7%
American Tower Corp.	55,592	9,093,183
Retail — 2.9%
Lowe's Cos., Inc.	43,996	9,700,678
Semiconductors — 8.9%
Applied Materials, Inc.	11,658	8,428,734
Broadcom, Inc.	23,681	8,945,498
Micron Technology, Inc.	10,790	12,454,789
		29,829,021
Software — 3.6%
Salesforce, Inc.	67,378	10,555,437
Teradata Corp.†	44,515	1,542,445
		12,097,882
Telecommunications — 5.9%
Corning, Inc.	38,205	9,758,703
Verizon Communications, Inc.	233,995	9,907,348
		19,666,051
Transportation — 2.6%
CSX Corp.	185,546	8,819,001
Total Long-Term Investment Securities (cost $243,108,905)		330,195,121
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 06/30/2026, to be repurchased 07/01/2026 in the amount of $6,316,071 and collateralized by $6,410,100 of United States Treasury Bonds, bearing interest at 3.50% due 01/31/2028 and having an approximate value of $6,442,233 (cost $6,315,886)	$6,315,886	6,315,886
TOTAL INVESTMENTS (cost $249,424,791)	100.5%	336,511,007
Other assets less liabilities	(0.5)	(1,530,453)
NET ASSETS	100.0%	$334,980,554

†	Non-income producing security

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$330,195,121	$—	$—	$330,195,121
Repurchase Agreements	—	6,315,886	—	6,315,886
Total Investments at Value	$330,195,121	$6,315,886	$—	$336,511,007

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 83.1%
Advertising — 0.1%
Publicis Groupe SA	1,324	$130,861
Aerospace/Defense — 1.8%
Airbus SE	1,785	397,300
Astronics Corp.†	454	36,892
Astronics Corp., Class B†	90	6,840
Curtiss-Wright Corp.	170	128,819
Embraer SA	7,000	110,987
Firefly Aerospace, Inc.†	896	26,342
General Dynamics Corp.	363	128,589
General Electric Co.	1,787	667,856
Honeywell Aerospace, Inc.†	291	64,334
Joby Aviation, Inc.†	2,571	22,933
Kratos Defense & Security Solutions, Inc.†	131	6,532
L3Harris Technologies, Inc.	399	115,945
Leonardo DRS, Inc.	2,773	118,324
Leonardo SpA	2,166	116,153
Lockheed Martin Corp.	2,708	1,379,618
Moog, Inc., Class A	41	17,377
Northrop Grumman Corp.	224	114,086
RTX Corp.	704	133,570
Thales SA	788	202,457
		3,794,954
Agriculture — 0.9%
Andersons, Inc.	145	9,918
Archer-Daniels-Midland Co.	1,679	128,276
Darling Ingredients, Inc.†	2,125	116,067
Dole PLC	1,554	21,321
Imperial Brands PLC	7,056	260,888
Philip Morris International, Inc.	6,621	1,197,805
Wilmar International, Ltd.	37,500	105,018
		1,839,293
Airlines — 0.4%
Allegiant Travel Co.†	123	14,465
International Consolidated Airlines Group SA	39,941	253,411
Qantas Airways, Ltd.	33,382	247,194
Ryanair Holdings PLC	4,470	139,945
SkyWest, Inc.†	498	49,466
United Airlines Holdings, Inc.†	1,247	169,579
		874,060
Apparel — 0.3%
Asics Corp.	9,300	252,911
Carter's, Inc.	887	36,509
Hermes International S.C.A.	71	129,919
LVMH Moet Hennessy Louis Vuitton SE	35	19,382
Tapestry, Inc.	900	131,742
		570,463
Auto Manufacturers — 1.5%
Blue Bird Corp.†	696	54,956
Cummins, Inc.	279	198,986
Ford Motor Co.	9,306	129,353
General Motors Co.	1,504	115,928
Isuzu Motors, Ltd.	2,500	33,058
Kia Corp.	938	83,984
Mahindra & Mahindra, Ltd.	5,425	177,881
PACCAR, Inc.	1,139	136,817
Subaru Corp.	3,500	51,575
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Tesla, Inc.†	5,029	$2,115,197
Toyota Motor Corp.	3,100	51,988
		3,149,723
Auto Parts & Equipment — 0.4%
Adient PLC†	736	13,528
Aeva Technologies, Inc.†	971	27,887
Aisin Corp.	11,500	155,391
Allison Transmission Holdings, Inc.	1,133	127,735
BorgWarner, Inc.	2,185	145,084
Contemporary Amperex Technology Co., Ltd.	1,300	117,011
Dana, Inc.	1,385	37,686
Douglas Dynamics, Inc.	192	10,358
Gentherm, Inc.†	283	9,653
Microvast Holdings, Inc.†	5,352	6,262
Strattec Security Corp.†	108	8,797
Sumitomo Electric Industries, Ltd.	4,000	73,834
Visteon Corp.	430	42,660
Weichai Power Co., Ltd.	5,000	21,965
		797,851
Banks — 7.2%
AIB Group PLC	14,184	166,683
Amalgamated Financial Corp.	470	21,573
Ameris Bancorp.	105	9,477
Associated Banc-Corp.	289	8,893
Banco Bilbao Vizcaya Argentaria SA	11,662	292,553
Banco de Sabadell SA	3,791	13,466
Banco Santander SA	44,090	609,947
Bank Hapoalim BM	5,847	134,851
Bank Leumi Le-Israel BM	13,537	302,835
Bank of America Corp.	6,982	397,834
Bank of China, Ltd.	293,000	186,782
Bank of Hawaii Corp.	274	22,328
Bank of New York Mellon Corp.	898	129,860
BankUnited, Inc.	184	8,915
Banner Corp.	135	8,969
Barclays PLC	64,978	436,361
BNP Paribas SA	895	104,605
BOC Hong Kong Holdings, Ltd.	8,500	46,101
CaixaBank SA	2,639	37,457
Carter Bankshares, Inc.	317	10,781
Cathay General Bancorp.	823	51,018
Central Pacific Financial Corp.	455	17,381
Citigroup, Inc.	14,665	2,052,513
Citizens Financial Group, Inc.	1,980	138,739
Computershare, Ltd.	996	26,439
Customers Bancorp., Inc.†	568	44,929
CVB Financial Corp.	420	9,471
Danske Bank A/S	6,581	353,084
Enterprise Financial Services Corp.	387	25,496
Erste Group Bank AG	1,522	203,907
Financial Institutions, Inc.	252	9,820
First BanCorp. Puerto Rico	1,930	50,315
First Financial Corp.	114	8,828
First Horizon Corp.	4,958	127,123
First Merchants Corp.	105	4,587
FirstRand, Ltd.	25,051	148,578
Goldman Sachs Group, Inc.	2,006	2,028,808
Grupo Financiero Banorte SAB de CV, Class O	10,768	114,038
Hancock Whitney Corp.	542	40,498
Hanmi Financial Corp.	458	14,839
Hilltop Holdings, Inc.	841	32,614

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hope Bancorp., Inc.	1,007	$13,776
HSBC Holdings PLC (LSE)	38,968	740,215
HSBC Holdings PLC (SEHK)	4,800	91,243
ICICI Bank, Ltd.	14,293	208,873
Independent Bank Corp.	300	10,821
Intesa Sanpaolo SpA	28,805	197,314
Itau Unibanco Holding SA (Preference Shares)	25,832	211,068
JPMorgan Chase & Co.	571	186,905
Lloyds Banking Group PLC	283,310	418,042
Mercantile Bank Corp.	162	9,302
Metropolitan Bank Holding Corp.	110	10,864
Mitsubishi UFJ Financial Group, Inc.	16,500	327,329
Morgan Stanley	760	158,870
National Bank Holdings Corp., Class A	567	25,192
National Bank of Greece SA	5,645	97,616
NatWest Group PLC	41,910	369,394
Northern Trust Corp.	752	130,728
Northrim BanCorp., Inc.	326	9,043
NU Holdings, Ltd., Class A†	4,892	65,357
OFG Bancorp.	553	27,136
Origin Bancorp., Inc.	204	10,435
OTP Bank Nyrt	1,134	167,577
PNC Financial Services Group, Inc.	568	139,853
Popular, Inc.	792	130,031
Preferred Bank	92	9,776
Raiffeisen Bank International AG	1,186	75,748
Shore Bancshares, Inc.	411	9,432
Simmons First National Corp., Class A	913	20,679
State Street Corp.	8,821	1,496,042
Third Coast Bancshares, Inc.†	183	7,393
Towne Bank	251	9,096
Trustmark Corp.	695	31,977
UBS Group AG	10,456	517,976
UniCredit SpA	4,475	400,366
United Community Banks, Inc.	255	8,948
Univest Financial Corp.	292	12,775
US Bancorp	2,272	137,229
Valley National Bancorp.	669	9,801
Wells Fargo & Co.	1,753	144,868
Westamerica BanCorp.	174	10,209
Zions Bancorp NA	2,005	138,726
		15,251,321
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	489	86,568
Carlsberg A/S, Class B	1,017	133,450
Coca-Cola Co.	1,644	133,608
Coca-Cola Consolidated, Inc.	710	135,553
Coca-Cola HBC AG	3,082	201,177
Monster Beverage Corp.†	8,161	784,435
PepsiCo., Inc.	4,232	573,013
		2,047,804
Biotechnology — 1.3%
ACADIA Pharmaceuticals, Inc.†	1,671	42,276
ADMA Biologics, Inc.†	760	6,361
Alnylam Pharmaceuticals, Inc.†	419	126,132
Alumis Inc†	400	11,256
Amgen, Inc.	367	132,898
AnaptysBio, Inc.†	796	53,730
Arrowhead Pharmaceuticals, Inc.†	878	71,566
Axsome Therapeutics, Inc.†	36	8,812
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
BioCryst Pharmaceuticals, Inc.†	4,651	$46,510
Capricor Therapeutics, Inc.†	328	7,898
Exelixis, Inc.†	2,485	135,209
Genmab A/S†	113	30,955
ImmunityBio, Inc.†	6,167	53,992
Incyte Corp.†	5,514	625,067
Inhibrx Biosciences, Inc.†	189	17,908
Insmed, Inc.†	587	62,586
Kodiak Sciences, Inc.†	304	11,844
Maze Therapeutics, Inc.†	783	23,365
MeiraGTx Holdings PLC†	840	11,348
Mineralys Therapeutics, Inc.†	707	19,075
Monte Rosa Therapeutics, Inc.†	1,796	43,463
Olema Pharmaceuticals, Inc.†	458	5,730
Praxis Precision Medicines, Inc.†	27	9,039
Precigen, Inc.†	1,899	10,824
Puma Biotechnology, Inc.†	947	7,680
Regeneron Pharmaceuticals, Inc.	1,400	872,956
Rigel Pharmaceuticals, Inc.†	285	11,149
Stoke Therapeutics, Inc.†	1,081	35,370
Tango Therapeutics, Inc.†	1,042	32,573
Travere Therapeutics, Inc.†	1,112	63,173
Vertex Pharmaceuticals, Inc.†	287	142,561
Xenon Pharmaceuticals, Inc.†	156	9,416
Zymeworks, Inc.†	505	13,201
		2,755,923
Building Materials — 0.4%
NWPX Infrastructure, Inc. †	97	14,544
Apogee Enterprises, Inc.	231	10,566
Holcim AG	3,237	293,065
Johnson Controls International PLC	900	131,499
Mitsubishi Electric Corp.	8,400	308,038
Modine Manufacturing Co.†	37	9,880
SPX Technologies, Inc.†	41	10,052
Trane Technologies PLC	276	135,560
UFP Industries, Inc.	486	44,100
		957,304
Chemicals — 1.2%
Air Liquide SA	957	189,519
Asahi Kasei Corp.	17,200	189,722
Axalta Coating Systems, Ltd.†	4,263	145,880
Balchem Corp.	204	34,466
Cabot Corp.	98	8,900
CF Industries Holdings, Inc.	7,781	842,371
Chemours Co.	188	3,858
DuPont de Nemours, Inc.	417	56,562
Ecolab, Inc.	492	137,076
Ingevity Corp.†	157	11,723
Innospec, Inc.	217	17,662
Intrepid Potash, Inc.†	293	9,604
Linde PLC	264	137,000
Mativ Holdings, Inc.	820	6,207
Minerals Technologies, Inc.	495	36,615
NewMarket Corp.	179	141,632
Perimeter Solutions, Inc.†	1,664	59,322
Qnity Electronics, Inc.	396	64,671
Rayonier Advanced Materials, Inc.†	927	7,286
Sherwin-Williams Co.	403	138,761
Solstice Advanced Materials, Inc.	2,551	226,019
		2,464,856

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Coal — 0.0%
Peabody Energy Corp.	295	$6,821
SunCoke Energy, Inc.	926	7,454
		14,275
Commercial Services — 0.6%
Alarm.com Holdings, Inc.†	194	9,064
AMN Healthcare Services, Inc.(1)	1,524	49,332
Arlo Technologies, Inc.†	1,275	17,187
Automatic Data Processing, Inc.	554	124,068
Brink's Co.	419	39,591
Cimpress PLC†	104	10,577
CoreCivic, Inc.†	401	12,182
Coursera, Inc.†	8,549	48,216
Cross Country Healthcare, Inc.†	384	5,073
International Container Terminal Services, Inc.	12,450	181,763
Korn Ferry	312	20,773
Laureate Education, Inc.†	1,444	52,446
Legalzoom.com, Inc.†	3,367	20,640
Legence Corp., Class A†	102	8,693
NPK International, Inc.†	578	9,196
Paylocity Holding Corp.†	552	57,701
Payoneer Global, Inc.†	1,584	11,278
PayPal Holdings, Inc.	2,817	121,638
Perdoceo Education Corp.	243	7,776
PROG Holdings, Inc.	809	37,707
Recruit Holdings Co., Ltd.	3,000	208,828
StoneCo., Ltd., Class A	2,796	30,309
Verisk Analytics, Inc.	728	130,698
		1,214,736
Computers — 5.4%
Apple, Inc.	29,730	8,602,673
Asia Vital Components Co., Ltd.	1,000	80,194
Check Point Software Technologies, Ltd.†	1,000	131,430
Crowdstrike Holdings, Inc., Class A†	288	219,784
Everpure, Inc., Class A†	1,857	146,313
Fortinet, Inc.†	930	142,867
Fujitsu, Ltd.	13,500	269,409
Insight Enterprises, Inc.†	104	12,667
Leidos Holdings, Inc.	495	50,970
Lenovo Group, Ltd.	30,000	89,624
Maximus, Inc.	136	7,311
NCR Atleos Corp.†	804	34,902
NEC Corp.	4,900	118,955
NetScout Systems, Inc.†	307	13,370
OneSpan, Inc.	681	9,772
Rapid7, Inc.†	3,453	27,969
Rubrik, Inc., Class A†	1,872	150,284
Sandisk Corp.†	250	568,433
V2X, Inc.†	246	18,342
Western Digital Corp.	1,080	689,818
		11,385,087
Cosmetics/Personal Care — 0.3%
APR Corp.	356	89,078
Colgate-Palmolive Co.	2,613	239,560
Kenvue, Inc.	7,106	135,795
L'Oreal SA	63	27,640
Procter & Gamble Co.	862	126,404
		618,477
Distribution/Wholesale — 0.2%
Gold.com, Inc.	233	9,695
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Bunzl PLC	908	$31,681
G-III Apparel Group, Ltd.	362	12,203
Mitsubishi Corp.	2,400	64,558
Mitsui & Co., Ltd.	11,000	306,364
OPENLANE, Inc.†	296	12,207
Resideo Technologies, Inc.†	296	9,205
		445,913
Diversified Financial Services — 2.5%
AerCap Holdings NV	2,100	306,138
Affiliated Managers Group, Inc.	398	134,683
Ally Financial, Inc.	2,942	135,185
American Express Co.	399	134,962
Ameriprise Financial, Inc.	275	126,159
Bread Financial Holdings, Inc.	579	62,735
Capital One Financial Corp.	663	133,011
Charles Schwab Corp.	1,382	127,517
CME Group, Inc.	428	94,515
CTBC Financial Holding Co., Ltd.	90,000	201,391
Enova International, Inc.†	265	63,793
HDFC Asset Management Co., Ltd.*	2,119	59,807
Hong Kong Exchanges & Clearing, Ltd.	3,700	171,967
Interactive Brokers Group, Inc., Class A	1,553	135,173
Janus Henderson Group PLC	2,404	124,888
KB Financial Group, Inc.	1,904	195,795
Korea Investment Holdings Co., Ltd.	589	85,099
LendingClub Corp.†	2,654	55,044
Mastercard, Inc., Class A	4,324	2,220,806
Nomura Holdings, Inc.	29,000	253,054
Pagseguro Digital, Ltd., Class A	4,956	44,852
PennyMac Financial Services, Inc.	182	15,852
StoneX Group, Inc.†	558	66,123
Synchrony Financial	1,734	131,871
Virtu Financial, Inc., Class A	2,276	135,581
Virtus Investment Partners, Inc.	117	16,790
		5,232,791
Electric — 1.9%
AES Corp.	8,120	119,039
Ameren Corp.	1,120	126,605
American Electric Power Co., Inc.	946	129,422
Avista Corp.	785	32,114
Black Hills Corp.	562	41,813
CMS Energy Corp.	1,671	127,831
Consolidated Edison, Inc.	1,148	127,003
Constellation Energy Corp.	424	105,309
DTE Energy Co.	858	130,733
Duke Energy Corp.	991	125,441
Edison International	2,084	155,154
Enel SpA	3,327	38,226
Engie SA	7,445	234,752
Eversource Energy	1,780	128,641
Exelon Corp.	2,695	125,641
Hawaiian Electric Industries, Inc.†	317	4,289
Kansai Electric Power Co., Inc.	10,600	148,976
NextEra Energy, Inc.	1,407	123,492
Northwestern Energy Group, Inc.	122	8,738
NRG Energy, Inc.	681	99,467
NTPC, Ltd.	42,816	162,661
Oklo, Inc.†	121	6,332
PG&E Corp.	58,168	978,386
Portland General Electric Co.	353	18,296
Public Service Enterprise Group, Inc.	1,567	127,178

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
RWE AG	829	$53,709
Sempra	1,342	124,417
Southern Co.	1,261	120,690
TXNM Energy, Inc.	137	7,779
Vistra Corp.	797	126,428
Xcel Energy, Inc.	1,536	123,341
		3,981,903
Electrical Components & Equipment — 0.5%
ABB, Ltd.	4,854	526,665
AMETEK, Inc.	555	134,277
Eaton Corp. PLC	319	135,932
EnerSys	282	65,937
GE Vernova T&D India, Ltd.	2,859	151,431
Harbin Electric Co., Ltd.	28,000	55,206
nLight, Inc.†	661	46,019
		1,115,467
Electronics — 1.0%
Advanced Energy Industries, Inc.	200	74,574
Allegion PLC	955	134,168
Allient, Inc.	332	34,173
Atmus Filtration Technologies, Inc.	848	43,239
Chroma ATE, Inc.	1,000	68,622
Elite Material Co., Ltd.	1,000	171,128
ESCO Technologies, Inc.	52	18,202
Garmin, Ltd.	518	123,046
Hon Hai Precision Industry Co., Ltd.	9,000	72,148
Honeywell International, Inc.	292	65,267
Hoya Corp.	2,100	338,664
Itron, Inc.†	456	39,458
Keysight Technologies, Inc.†	350	122,524
Mesa Laboratories, Inc.	284	28,272
Samsung Electro-Mechanics Co., Ltd.	124	179,277
Sanmina Corp.†	92	23,283
SCREEN Holdings Co., Ltd.	3,000	335,356
TTM Technologies, Inc.†	484	90,518
Vicor Corp.†	196	74,437
		2,036,356
Energy-Alternate Sources — 0.0%
Nextpower, Inc., Class A†	548	65,289
Engineering & Construction — 0.6%
ACS Actividades de Construccion y Servicios SA	1,643	242,617
Aena SME SA*	1,824	55,601
Argan, Inc.	98	78,258
Centuri Holdings, Inc.†	279	8,437
Comfort Systems USA, Inc.	72	142,700
Dycom Industries, Inc.†	30	15,168
Frontdoor, Inc.†	150	11,638
Larsen & Toubro, Ltd.	2,625	115,639
Primoris Services Corp.	398	39,450
Sterling Infrastructure, Inc.†	126	105,759
Tutor Perini Corp.	562	46,629
Vinci SA	2,450	358,326
		1,220,222
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	6,053	257,875
Brightstar Lottery PLC	2,134	22,877
Cinemark Holdings, Inc.	314	9,963
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Monarch Casino & Resort, Inc.	95	$12,503
Red Rock Resorts, Inc., Class A	148	9,629
		312,847
Environmental Control — 0.2%
Republic Services, Inc.	596	126,996
Veralto Corp.	1,435	127,256
Waste Management, Inc.	572	127,487
		381,739
Food — 0.6%
Ajinomoto Co., Inc.	4,600	167,334
Cal-Maine Foods, Inc.	455	36,655
Koninklijke Ahold Delhaize NV	5,694	229,157
Mondelez International, Inc., Class A	1,931	111,689
Nestle SA	844	86,674
Seneca Foods Corp., Class A†	170	29,570
Simply Good Foods Co.†	362	4,807
Smithfield Foods, Inc.	4,028	97,719
Sysco Corp.	1,579	131,973
Tesco PLC	3,532	21,567
Tyson Foods, Inc., Class A	920	52,670
United Natural Foods, Inc.†	281	12,833
WH Group, Ltd.*	251,500	266,620
		1,249,268
Food Service — 0.1%
Compass Group PLC	7,778	251,302
Forest Products & Paper — 0.0%
Sylvamo Corp.	217	8,203
Gas — 0.1%
National Fuel Gas Co.	1,539	118,826
New Jersey Resources Corp.	793	44,440
Northwest Natural Holding Co.	174	8,536
Spire, Inc.	101	7,887
		179,689
Hand/Machine Tools — 0.2%
Franklin Electric Co., Inc.	84	9,004
Kennametal, Inc.	259	9,078
Lincoln Electric Holdings, Inc.	494	131,162
Makita Corp.	800	28,641
NIDEC Corp.†	3,300	54,209
Schindler Holding AG (Participation Certificate)	510	169,056
		401,150
Health Care-Products — 0.7%
10X Genomics, Inc., Class A†	1,796	68,859
Abbott Laboratories	1,425	129,304
Alcon AG	525	35,500
AtriCure, Inc.†	304	8,506
Avanos Medical, Inc.†	578	14,381
Axogen, Inc.†	792	36,582
Boston Scientific Corp.†	2,156	92,018
Castle Biosciences, Inc.†	1,008	24,041
Cerus Corp.†	2,932	8,561
Edwards Lifesciences Corp.†	1,482	134,062
Glaukos Corp.†	248	34,660
Guardant Health, Inc.†	631	94,669
Haemonetics Corp.†	128	9,600
IDEXX Laboratories, Inc.†	223	117,396
Insulet Corp.†	403	61,357
Lantheus Holdings, Inc.†	92	10,206

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Products (continued)
LivaNova PLC†	478	$39,306
Medtronic PLC	1,584	123,916
Natera, Inc.†	613	166,399
Novocure, Ltd.†	2,731	41,375
Olympus Corp.	3,200	33,637
Straumann Holding AG	187	24,594
Stryker Corp.	394	124,047
Varex Imaging Corp.†	814	8,490
		1,441,466
Health Care-Services — 0.5%
Apollo Hospitals Enterprise, Ltd.	1,263	115,609
BioMerieux	324	25,443
Cigna Group	414	114,132
Fresenius SE & Co. KGaA	438	20,002
GeneDx Holdings Corp.†	120	8,238
HCA Healthcare, Inc.	233	90,844
HealthEquity, Inc.†	94	8,490
Medpace Holdings, Inc.†	288	152,522
Select Medical Holdings Corp.	518	8,552
Teladoc Health, Inc.†	6,159	52,228
Tenet Healthcare Corp.†	717	134,136
UnitedHealth Group, Inc.	396	164,590
WuXi AppTec Co., Ltd.*	7,676	150,931
		1,045,717
Home Builders — 0.2%
Hovnanian Enterprises, Inc., Class A†	86	12,247
KB Home	174	10,891
M/I Homes, Inc.†	260	41,806
Sekisui Chemical Co., Ltd.	3,800	60,820
Taylor Morrison Home Corp.†	703	50,433
Toll Brothers, Inc.	927	152,723
		328,920
Home Furnishings — 0.0%
Daktronics, Inc.†	222	4,343
Sonos, Inc.†	2,910	39,372
Sony Group Corp.	3,500	70,184
		113,899
Household Products/Wares — 0.2%
Avery Dennison Corp.	781	126,795
Reckitt Benckiser Group PLC	3,429	223,547
		350,342
Insurance — 2.6%
Aditya Birla Capital, Ltd.†	29,524	123,150
Aflac, Inc.	1,026	120,299
Allianz SE	913	432,071
Allstate Corp.	575	136,816
American International Group, Inc.	1,545	115,149
AXA SA	722	36,184
Axis Capital Holdings, Ltd.	2,983	320,494
Berkshire Hathaway, Inc., Class B†	486	243,190
Brighthouse Financial, Inc.†	998	63,173
China Pacific Insurance Group Co., Ltd.	41,200	141,634
Chubb, Ltd.	366	124,711
CNO Financial Group, Inc.	1,037	52,866
Corebridge Financial, Inc.	4,461	127,718
Dai-ichi Life Group, Inc.	2,700	29,593
Equitable Holdings, Inc.	2,926	128,393
Essent Group, Ltd.	146	9,385
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Everest Group, Ltd.	341	$121,815
Genworth Financial, Inc.,†	4,921	46,602
Globe Life, Inc.	1,805	322,517
Hamilton Insurance Group, Ltd., Class B	1,358	46,091
Hanover Insurance Group, Inc.	643	137,679
Heritage Insurance Holdings, Inc.†	925	24,124
Horace Mann Educators Corp.	176	9,090
Jackson Financial, Inc., Class A	549	56,212
Marsh & McLennan Cos., Inc.	380	63,335
MetLife, Inc.	4,151	351,216
MGIC Investment Corp.	4,791	135,106
Muenchener Rueckversicherungs-Gesellschaft AG	322	179,753
NMI Holdings, Inc.†	391	16,066
NN Group NV	3,591	314,648
Pelagos Insurance Capital, Ltd.	460	11,201
Powszechny Zaklad Ubezpieczen SA	6,119	106,818
Primerica, Inc.	218	61,956
Progressive Corp.	624	136,313
Prudential Financial, Inc.	1,166	125,846
QBE Insurance Group, Ltd.	13,385	233,614
Reinsurance Group of America, Inc.	573	121,849
RenaissanceRe Holdings, Ltd.	421	133,415
SiriusPoint, Ltd.†	929	22,296
Talanx AG	1,423	179,854
Travelers Cos., Inc.	417	137,660
Unipol Assicurazioni SpA	2,494	69,607
Universal Insurance Holdings, Inc.	422	17,454
Unum Group	1,533	137,050
		5,524,013
Internet — 9.7%
Airbnb, Inc., Class A†	11,295	1,616,314
Alibaba Group Holding, Ltd.	19,800	236,549
Alphabet, Inc., Class A	17,370	6,207,517
Amazon.com, Inc.†	22,144	5,277,801
Booking Holdings, Inc.	775	138,136
Cargurus, Inc.†	1,033	35,215
Chewy, Inc., Class A†	3,006	59,068
DoorDash, Inc., Class A†	778	143,564
eBay, Inc.	1,077	120,355
Etsy, Inc.†	999	75,255
EverQuote, Inc., Class A†	1,152	27,406
fuboTV, Inc., Class A†	821	7,553
GoDaddy, Inc., Class A†	1,412	119,850
HealthStream, Inc.	388	10,573
LY Corp.	49,900	133,481
Magnite, Inc.†	574	10,894
Maplebear, Inc.†	3,023	143,139
MediaAlpha, Inc., Class A†	963	12,105
Meta Platforms, Inc., Class A	5,818	3,277,221
Netflix, Inc.†	17,845	1,274,133
Nextdoor Holdings, Inc.†	5,254	11,927
Pinterest, Inc., Class A†	6,423	135,076
Prosus NV	6,015	261,439
Q2 Holdings, Inc.†	186	8,947
Spotify Technology SA†	830	381,078
Tencent Holdings, Ltd.	8,906	490,803
Uber Technologies, Inc.†	1,734	125,125
Upwork, Inc.†	5,284	44,174
VeriSign, Inc.	428	107,668
		20,492,366

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies — 0.2%
Hut 8 Corp.†	96	$11,083
Investor AB, Class B	9,569	397,500
SK Square Co., Ltd.	112	124,746
		533,329
Iron/Steel — 0.2%
ArcelorMittal SA	1,441	86,647
Commercial Metals Co.	128	8,032
Fortescue, Ltd.	19,652	261,778
		356,457
Leisure Time — 0.1%
Life Time Group Holdings, Inc.†	147	6,004
Polaris, Inc.	746	51,056
Viking Holdings, Ltd.†	1,481	155,016
		212,076
Lodging — 0.2%
Galaxy Entertainment Group, Ltd.	5,000	18,828
InterContinental Hotels Group PLC	1,237	213,364
Las Vegas Sands Corp.	2,521	116,445
		348,637
Machinery-Construction & Mining — 2.6%
Bloom Energy Corp., Class A†	709	214,614
Caterpillar, Inc.	2,280	2,427,972
GE Vernova, Inc.	1,224	1,438,029
Hyosung Heavy Industries Corp.	28	62,830
Hyster-Yale, Inc.	118	4,137
Komatsu, Ltd.	2,400	93,938
Siemens Energy AG	1,649	312,530
Terex Corp.	142	10,279
Vertiv Holdings Co., Class A	2,778	930,130
		5,494,459
Machinery-Diversified — 0.3%
Alamo Group, Inc.	56	9,211
Albany International Corp., Class A	165	12,292
Chart Industries, Inc.†	107	22,357
Deere & Co.	235	149,068
FANUC Corp.	400	18,290
GEA Group AG	2,226	152,696
Mueller Water Products, Inc., Class A	339	8,756
Power Solutions International, Inc.†	101	3,928
Rockwell Automation, Inc.	285	141,098
Watts Water Technologies, Inc., Class A	191	74,767
		592,463
Media — 0.1%
Comcast Corp., Class A	4,943	121,351
Informa PLC(1)	4,671	56,055
New York Times Co., Class A	1,661	116,237
		293,643
Metal Fabricate/Hardware — 0.0%
Helios Technologies, Inc.	103	9,193
Janus International Group, Inc.†	1,588	8,813
Proto Labs, Inc.†	239	19,481
VAT Group AG*	43	37,619
Worthington Enterprises, Inc.	159	8,548
		83,654
Security Description	Shares or Principal Amount	Value

Mining — 0.9%
Anglogold Ashanti PLC (JSE)†	1,780	$143,923
Anglogold Ashanti PLC (NYSE)	1,375	111,224
BHP Group, Ltd. (ASX)	11,966	499,446
BHP Group, Ltd. (LSE)	889	36,621
Boliden AB	1,191	67,247
Century Aluminum Co.†	380	17,484
China Hongqiao Group, Ltd.	12,500	32,079
Coeur Mining, Inc.	1,552	25,329
Constellium SE†	1,666	53,095
Freeport-McMoRan, Inc.	2,641	166,092
Glencore PLC	24,269	165,531
Hecla Mining Co.	3,634	56,073
Norsk Hydro ASA	6,639	59,846
Rio Tinto PLC	3,177	300,489
SSR Mining, Inc.†	284	8,032
Zijin Mining Group Co., Ltd.	30,000	105,527
		1,848,038
Miscellaneous Manufacturing — 0.2%
3M Co.	817	132,281
Avient Corp.	312	11,532
Fabrinet†	30	16,862
Federal Signal Corp.	80	10,279
Illinois Tool Works, Inc.	247	66,806
LSB Industries, Inc.†	661	7,146
Parker-Hannifin Corp.	143	139,871
Siemens AG	76	24,421
Smiths Group PLC	2,626	89,228
		498,426
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	286	17,580
Oil & Gas — 1.3%
California Resources Corp.	165	8,723
Chevron Corp.	726	120,342
ConocoPhillips	1,034	107,495
Delek US Holdings, Inc.(1)	186	9,451
Devon Energy Corp.	5,094	210,484
ENEOS Holdings, Inc.	22,800	167,842
Eni SpA	3,003	70,242
Equinor ASA	7,948	249,751
Exxon Mobil Corp.†	860	117,579
Gulfport Energy Corp.†	50	8,485
HF Sinclair Corp.	1,978	137,768
Idemitsu Kosan Co., Ltd.	3,100	22,769
Inpex Corp.	2,100	42,314
Marathon Petroleum Corp.	613	156,726
Murphy Oil Corp.	671	21,848
Occidental Petroleum Corp.	2,118	102,871
Par Pacific Holdings, Inc.†	154	8,636
Patterson-UTI Energy, Inc.	1,224	11,236
PetroChina Co., Ltd.	110,000	118,435
Phillips 66	722	122,054
Repsol SA	3,782	94,152
Shell PLC (LSE)	1,104	42,763
TotalEnergies SE	5,725	444,722
Transocean, Ltd.†	8,284	40,509
Valero Energy Corp.	706	183,871
Weatherford International PLC	1,118	91,117
		2,712,185
Oil & Gas Services — 0.6%
Baker Hughes Co.	1,892	105,006

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Flowco Holdings, Inc., Class A	342	$7,298
Forum Energy Technologies, Inc.†	578	29,033
Halliburton Co.	3,322	112,782
Kodiak Gas Services, Inc.	200	15,026
Liberty Energy, Inc.	452	11,838
National Energy Services Reunited Corp.†	948	28,374
Oceaneering International, Inc.†	1,270	51,460
Oil States International, Inc.†	2,903	23,253
ProPetro Holding Corp.†	606	8,690
SLB, Ltd.	2,230	103,673
TechnipFMC PLC	13,162	872,640
		1,369,073
Packaging & Containers — 0.1%
Ball Corp.	2,204	137,530
Crown Holdings, Inc.	1,288	144,024
Greif, Inc., Class A	134	9,982
O-I Glass, Inc.†	940	9,052
		300,588
Pharmaceuticals — 4.3%
AbbVie, Inc.	561	141,170
Alkermes PLC†	1,453	76,130
Arvinas, Inc.†	2,835	23,559
AstraZeneca PLC (LSE)	643	120,291
Atrium Therapeutics, Inc.†	770	10,356
Bristol-Myers Squibb Co.	10,267	591,584
Cardinal Health, Inc.	621	147,525
Cencora, Inc.	358	101,307
Chugai Pharmaceutical Co., Ltd.	2,700	125,008
Corcept Therapeutics, Inc.†	1,035	89,993
Corvus Pharmaceuticals, Inc.†	685	10,234
CVS Health Corp.	1,451	150,106
Daiichi Sankyo Co., Ltd.	10,700	171,712
Dexcom, Inc.†	1,728	116,381
Eli Lilly & Co.	2,055	2,464,829
Enanta Pharmaceuticals, Inc.†	456	6,648
Galderma Group AG	927	210,802
GSK PLC	11,489	301,459
Ipsen SA	1,143	220,500
Ironwood Pharmaceuticals, Inc.†	5,435	22,881
Johnson & Johnson	531	134,858
McKesson Corp.	163	123,163
Merck & Co., Inc.	16,114	2,070,649
Neurocrine Biosciences, Inc.†	796	134,154
Novartis AG	4,166	652,343
Novo Nordisk A/S, Class B	2,826	135,577
Otsuka Holdings Co., Ltd.	2,300	152,344
Pfizer, Inc.	4,810	115,825
Protagonist Therapeutics, Inc.†	527	64,600
Rhythm Pharmaceuticals, Inc.†	452	50,186
Roche Holding AG	356	146,538
Sanofi SA	2,269	193,892
Supernus Pharmaceuticals, Inc.†	728	33,859
		9,110,463
Pipelines — 0.7%
Antero Midstream Corp.	5,350	121,713
Cheniere Energy, Inc.	4,731	1,130,756
Kinder Morgan, Inc.	3,705	118,449
Williams Cos., Inc.	1,619	120,356
		1,491,274
Security Description	Shares or Principal Amount	Value

Private Equity — 0.0%
3i Group PLC	2,873	$94,820
Real Estate — 0.1%
CBRE Group, Inc., Class A†	950	127,955
Cushman & Wakefield, Ltd.†	3,362	45,017
Jones Lang LaSalle, Inc.†	427	132,349
McGrath RentCorp	87	10,530
		315,851
REITS — 1.2%
Alexander's, Inc.	33	9,094
American Assets Trust, Inc.	421	10,395
American Healthcare REIT, Inc.	167	8,709
American Tower Corp.	1,859	304,077
Apple Hospitality REIT, Inc.	605	10,170
Brixmor Property Group, Inc.	4,039	127,350
Broadstone Net Lease, Inc.	444	9,178
CareTrust REIT, Inc.	1,414	57,055
CBL & Associates Properties, Inc.	290	15,396
Chimera Investment Corp.	622	8,297
COPT Defense Properties	252	9,170
DiamondRock Hospitality Co.	872	10,621
Digital Realty Trust, Inc.	649	116,547
Empire State Realty Trust, Inc., Class A	1,494	8,083
EPR Properties	2,024	117,412
Farmland Partners, Inc.	691	6,689
Global Net Lease, Inc.	3,560	31,826
Host Hotels & Resorts, Inc.	5,710	135,384
Invitation Homes, Inc.	4,459	134,706
Kite Realty Group Trust	365	10,359
Ladder Capital Corp.	838	8,338
LTC Properties, Inc.	226	8,690
LXP Industrial Trust	155	8,351
MFA Financial, Inc.	892	8,643
Mid-America Apartment Communities, Inc.	920	127,825
National Health Investors, Inc.	113	8,617
Omega Healthcare Investors, Inc.	2,485	118,485
Outfront Media, Inc.	1,690	55,364
Prologis, Inc.	845	114,472
Public Storage	392	124,778
Realty Income Corp.	2,008	124,416
Ryman Hospitality Properties, Inc.	356	45,764
Simon Property Group, Inc.	1,040	232,596
SITE Centers Corp.	2,471	9,810
Sun Communities, Inc.	975	116,912
Tanger, Inc.	237	9,354
Urban Edge Properties	397	9,083
VICI Properties, Inc.	11,717	311,086
Xenia Hotels & Resorts, Inc.	518	10,547
		2,593,649
Retail — 2.0%
Abercrombie & Fitch Co., Class A†	523	47,075
American Eagle Outfitters, Inc.	660	11,352
Associated British Foods PLC	5,732	151,084
AutoZone, Inc.†	36	115,054
Avolta AG	662	44,357
Bloomin' Brands, Inc.	1,029	9,405
Brinker International, Inc.†	349	58,632
Buckle, Inc.	169	7,132
Chipotle Mexican Grill, Inc.†	3,787	128,758
CK Hutchison Holdings, Ltd.	7,000	59,497
Costco Wholesale Corp.	204	190,836
Dollar General Corp.	1,179	135,715

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Dollar Tree, Inc.†	1,312	$158,686
Fast Retailing Co., Ltd.	600	306,856
Five Below, Inc.†	262	47,105
Home Depot, Inc.	397	140,014
Industria de Diseno Textil SA	1,421	89,558
Next PLC	364	70,246
Pandora A/S	1,187	136,893
Raia Drogasil SA	10,700	34,842
Ross Stores, Inc.	531	113,023
Sally Beauty Holdings, Inc.†	713	10,082
Target Corp.	991	129,435
TJX Cos., Inc.	1,649	249,824
Tokyo Gas Co., Ltd.	2,300	86,485
Ulta Beauty, Inc.†	242	109,137
Urban Outfitters, Inc.†	179	12,684
Victoria's Secret & Co.†	806	67,285
Walmart, Inc.	12,739	1,442,819
		4,163,871
Savings & Loans — 0.0%
Axos Financial, Inc.†	226	22,010
Banc of California, Inc.	452	9,234
Northwest Bancshares, Inc.	599	9,081
OceanFirst Financial Corp.	696	13,593
Southern Missouri Bancorp., Inc.	129	9,831
WaFd, Inc.	229	8,787
WSFS Financial Corp.	138	10,589
		83,125
Semiconductors — 15.1%
Advanced Micro Devices, Inc.†	589	342,156
Advantest Corp.	600	121,965
Aehr Test Systems†	505	48,510
Ambarella, Inc.†	569	48,820
Amkor Technology, Inc.	9,094	784,176
Analog Devices, Inc.	470	186,670
Applied Materials, Inc.	3,113	2,250,699
Arteris, Inc.†	1,346	65,402
ASE Technology Holding Co., Ltd.	10,000	215,946
ASML Holding NV	717	1,421,984
Broadcom, Inc.	6,108	2,307,297
CEVA, Inc.†	205	9,668
Cirrus Logic, Inc.†	720	106,942
Credo Technology Group Holding, Ltd.†	617	167,793
FormFactor, Inc.†	89	14,234
Kioxia Holdings Corp.†	1,000	567,742
KLA Corp.	6,600	1,991,286
Kulicke & Soffa Industries, Inc.	113	15,115
Lam Research Corp.	3,917	1,697,354
Lattice Semiconductor Corp.†	435	66,538
Marvell Technology, Inc.	635	189,160
MaxLinear, Inc.†	639	81,811
MediaTek, Inc.	2,000	273,101
Microchip Technology, Inc.	1,333	121,570
Micron Technology, Inc.	2,090	2,412,466
MKS, Inc.	389	173,027
Monolithic Power Systems, Inc.	78	107,824
Nanya Technology Corp.	6,000	86,405
Navitas Semiconductor Corp.†	1,532	27,453
NVIDIA Corp.	46,917	9,387,622
ON Semiconductor Corp.†	1,072	101,347
Onto Innovation, Inc.†	475	179,764
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Ouster, Inc.†	1,154	$72,148
QUALCOMM, Inc.	5,702	1,053,673
Rambus, Inc.†	562	74,600
Samsung Electronics Co., Ltd.	5,452	1,191,900
Semtech Corp.†	360	58,266
Silicon Laboratories, Inc.†	39	8,524
SK Hynix, Inc.	510	899,801
Taiwan Semiconductor Manufacturing Co., Ltd.	26,039	1,999,499
Teradyne, Inc.	1,807	874,299
Texas Instruments, Inc.	402	119,824
		31,924,381
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	91,500	242,945
Software — 4.7%
ACI Worldwide, Inc.†	362	18,205
Adobe, Inc.†	6,700	1,373,634
Appian Corp., Class A†	383	8,771
Atlassian Corp., Class A†	1,459	113,496
Autodesk, Inc.†	2,923	568,290
Bandwidth, Inc., Class A†	629	39,816
Blend Labs, Inc., Class A†	5,320	9,097
Broadridge Financial Solutions, Inc.	828	113,395
Cadence Design Systems, Inc.†	401	150,503
Cerence, Inc.†	2,164	24,496
Clear Secure, Inc., Class A	150	8,359
Commvault Systems, Inc.†	286	40,535
Daily Journal Corp.†	16	9,619
DocuSign, Inc.†	2,549	113,227
Doximity, Inc., Class A†	6,247	129,563
Fastly, Inc., Class A†	1,769	32,479
Fidelity National Information Services, Inc.	2,860	111,197
Fiserv, Inc.†	1,090	53,464
GigaCloud Technology, Inc., Class A†	256	8,090
HeartFlow, Inc.†	269	7,892
IBEX Holdings, Ltd.†	304	9,232
Ibotta, Inc., Class A†	247	8,438
Innodata, Inc.†	86	6,500
Intuit, Inc.	390	101,790
IonQ, Inc.†	1,201	63,965
LiveRamp Holdings, Inc.†	1,043	39,258
Manhattan Associates, Inc.†	918	127,831
Microsoft Corp.	12,256	4,571,733
MongoDB, Inc.†	460	154,514
Nexon Co., Ltd.	2,000	26,604
Nice, Ltd.†	1,604	144,912
Omada Health, Inc.†	612	13,433
Oracle Corp. Japan	700	35,809
PagerDuty, Inc.†	5,049	48,723
Pegasystems, Inc.	1,814	54,366
Phreesia, Inc.†	2,167	22,298
PubMatic, Inc., Class A†	1,392	18,263
RingCentral, Inc., Class A	2,862	111,561
ROBLOX Corp., Class A†	2,586	140,627
SAP SE	632	96,786
Sapiens International Corp. NV†	174	7,569
ServiceNow, Inc.†	1,301	129,163
Snowflake, Inc.†	862	219,379
Teradata Corp.†	3,726	129,106
Veeva Systems, Inc., Class A†	3,112	552,287
Weave Communications, Inc.†	1,500	8,985

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A†	966	$118,258
Workiva, Inc.†	183	8,877
		9,904,395
Telecommunications — 2.5%
Accton Technology Corp.	2,000	158,144
Arista Networks, Inc.†	4,103	697,018
AT&T, Inc.	54,230	1,122,561
Bharti Airtel, Ltd.	8,689	170,561
BK Technologies Corp.†	106	9,114
Calix, Inc.†	458	17,092
Ciena Corp.†	1,132	555,314
Cisco Systems, Inc.	1,441	169,260
Corning, Inc.	2,182	557,348
Deutsche Telekom AG	13,481	367,413
Extreme Networks, Inc.†	1,961	63,478
Far EasTone Telecommunications Co., Ltd.	26,000	85,861
IDT Corp., Class B	298	17,332
InterDigital, Inc.	170	48,132
Iridium Communications, Inc.	1,276	69,989
KDDI Corp.	15,400	259,781
Lumen Technologies, Inc.†	1,104	8,479
MTN Group, Ltd.	6,540	91,031
NETGEAR, Inc.†	333	7,775
Telefonaktiebolaget LM Ericsson, Class B	4,262	47,573
Telstra Group, Ltd.	49,588	174,394
TIM SA	17,100	72,444
Ubiquiti, Inc.	123	65,686
Verizon Communications, Inc.	2,549	107,925
Viasat, Inc.†	130	11,675
Viavi Solutions, Inc.†	519	24,782
Vistance Networks, Inc.	3,600	46,008
Vodafone Group PLC	163,511	216,048
		5,242,218
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	8,800	205,649
Hasbro, Inc.	1,439	118,847
		324,496
Transportation — 0.7%
CryoPort, Inc.†	561	8,808
CSX Corp.	2,833	134,652
Deutsche Post AG	2,236	135,680
DHT Holdings, Inc.	584	9,654
Dorian LPG, Ltd.	299	10,399
Expeditors International of Washington, Inc.	806	131,362
FedEx Corp.	436	136,525
Fedex Freight Holding Co., Inc.†	221	33,371
Hub Group, Inc., Class A	482	21,107
JB Hunt Transport Services, Inc.	510	147,609
Matson, Inc.	304	58,438
Norfolk Southern Corp.	385	121,117
Scorpio Tankers, Inc.	610	42,249
SITC International Holdings Co., Ltd.	28,000	112,439
Teekay Corp., Ltd.	2,182	21,820
Teekay Tankers, Ltd., Class A	573	37,170
Union Pacific Corp.	448	121,856
United Parcel Service, Inc., Class B	1,233	132,547
World Kinect Corp.	350	11,529
		1,428,332
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American States Water Co.	110	$9,089
California Water Service Group	187	9,098
Cia de Saneamento Basico do Estado de Sao Paulo	29,951	171,970
		190,157
Total Common Stocks (cost $124,487,633)		175,816,435
CONVERTIBLE PREFERRED STOCKS — 0.0%
Aerospace/Defense — 0.0%
Boeing Co.	260	17,498
Internet — 0.0%
Alphabet, Inc.†	510	25,804
Software — 0.0%
Oracle Corp.†	391	17,575
Total Convertible Preferred Stocks (cost $57,913)		60,877
CORPORATE BONDS & NOTES — 7.5%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.50%, 03/15/2033*	$35,000	36,852
7.88%, 04/01/2030*	10,000	10,417
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	15,000	15,297
9.50%, 02/15/2033*	40,000	40,442
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	10,000	9,699
7.38%, 02/15/2031*	15,000	15,599
		128,306
Aerospace/Defense — 0.2%
ATI, Inc.
4.88%, 10/01/2029	5,000	4,945
7.25%, 08/15/2030	15,000	15,574
Boeing Co.
2.70%, 02/01/2027	37,000	36,596
2.95%, 02/01/2030	5,000	4,704
3.25%, 02/01/2035	5,000	4,336
3.38%, 06/15/2046	29,000	20,358
3.50%, 03/01/2039	10,000	8,156
3.60%, 05/01/2034	14,000	12,600
3.90%, 05/01/2049	24,000	17,981
3.95%, 08/01/2059	25,000	17,848
6.13%, 02/15/2033	33,000	35,075
6.26%, 05/01/2027	3,000	3,040
6.88%, 03/15/2039	20,000	22,383
Bombardier, Inc.
5.88%, 01/15/2035*	25,000	25,093
6.75%, 06/15/2033*	15,000	15,527
8.75%, 11/15/2030*	20,000	21,141
Honeywell Aerospace, Inc.
4.60%, 03/16/2033*	10,000	9,815
4.95%, 03/16/2036*	20,000	19,695
5.73%, 03/16/2056*	15,000	14,999
5.85%, 03/16/2066*	5,000	5,038
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,663
4.75%, 04/15/2036	15,000	14,596
5.95%, 02/01/2037	37,000	39,256
TransDigm, Inc.
6.25%, 01/31/2034*	5,000	5,102
6.63%, 03/01/2032*	10,000	10,256

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
6.75%, 01/31/2034*	$25,000	$25,643
6.88%, 12/15/2030*	20,000	20,554
7.13%, 12/01/2031*	15,000	15,532
		454,506
Agriculture — 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	19,000	17,376
4.63%, 03/22/2033	70,000	68,473
Philip Morris International, Inc.
4.38%, 04/30/2030	25,000	24,748
4.75%, 11/01/2031	25,000	25,081
5.13%, 02/15/2030	56,000	56,849
		192,527
Airlines — 0.0%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	45,000	44,600
United Airlines, Inc.
4.63%, 04/15/2029*	25,000	24,653
		69,253
Apparel — 0.0%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	14,554
Tapestry, Inc.
3.05%, 03/15/2032	8,000	7,246
5.10%, 03/11/2030	21,000	21,159
5.50%, 03/11/2035	24,000	24,169
		67,128
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
4.20%, 10/27/2028	10,000	9,892
4.90%, 10/06/2029	19,000	19,048
5.45%, 09/06/2034	15,000	15,027
5.80%, 01/07/2029	28,000	28,677
Hyundai Capital America
4.55%, 09/26/2029*	15,000	14,885
5.35%, 03/19/2029*	22,000	22,304
5.40%, 01/08/2031*	11,000	11,173
5.40%, 06/23/2032*	10,000	10,159
6.38%, 04/08/2030*	4,000	4,180
6.50%, 01/16/2029*	35,000	36,336
		171,681
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
8.25%, 04/15/2031*	35,000	36,558
Clarios Global LP/Clarios US Finance Co.
6.75%, 09/15/2032*	15,000	15,319
Dexko Global, Inc.
7.50%, 04/15/2032*	35,750	29,503
Qnity Electronics, Inc.
5.75%, 08/15/2032*	15,000	15,080
6.25%, 08/15/2033*	10,000	10,175
		106,635
Banks — 0.6%
Bank of America Corp.
2.50%, 02/13/2031	42,000	38,813
3.85%, 03/08/2037	121,000	112,449
5.43%, 08/15/2035	51,000	51,155
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.47%, 01/23/2035	$16,000	$16,313
Bank of Montreal
3.80%, 12/15/2032	13,000	12,797
Citigroup, Inc.
4.45%, 09/29/2027	67,000	66,891
4.50%, 09/11/2031	25,000	24,675
6.17%, 05/25/2034	13,000	13,566
6.63%, 02/15/2031(2)	25,000	25,470
6.88%, 08/15/2030(2)	60,000	61,447
7.13%, 08/15/2029(2)	33,000	33,762
Fifth Third Bancorp
6.34%, 07/27/2029	33,000	34,102
Freedom Mtg. Corp.
12.25%, 10/01/2030*	20,000	21,582
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(2)	6,000	5,991
5.07%, 01/21/2037	10,000	9,763
5.09%, 04/20/2034	10,000	9,960
5.43%, 06/03/2037	10,000	10,034
JPMorgan Chase & Co.
5.14%, 01/24/2031	50,000	50,562
5.50%, 01/24/2036	20,000	20,440
5.58%, 07/23/2036	15,000	15,228
5.72%, 09/14/2033	47,000	48,507
6.07%, 10/22/2027	92,000	92,446
JPMorgan Chase & Co. FRS
4.91%, (TSFR3M+1.26%), 05/15/2077	31,000	28,132
Morgan Stanley
4.49%, 01/16/2032	15,000	14,708
4.71%, 03/12/2032	25,000	24,691
5.07%, 01/30/2037	15,000	14,669
5.12%, 02/01/2029	166,000	167,009
5.23%, 01/15/2031	20,000	20,226
5.30%, 04/20/2037	10,000	9,959
5.90%, 03/13/2047	20,000	20,214
5.94%, 02/07/2039	29,000	29,906
5.95%, 01/19/2038	8,000	8,231
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	57,000	55,471
5.37%, 07/21/2036	10,000	10,092
Truist Financial Corp.
5.71%, 01/24/2035	37,000	38,098
US Bancorp
2.49%, 11/03/2036	58,000	50,491
Wells Fargo & Co.
4.84%, 05/20/2032	30,000	29,899
Westpac Banking Corp.
2.96%, 11/16/2040	23,000	17,023
4.42%, 07/24/2039	30,000	26,925
		1,341,697
Beverages — 0.0%
Keurig Dr Pepper, Inc.
5.30%, 03/15/2034	15,000	15,038
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	22,000	21,664
5.25%, 03/02/2030	36,000	36,680
5.65%, 03/02/2053	17,000	16,546
Illumina, Inc.
4.65%, 09/09/2026	22,000	22,007
Royalty Pharma PLC
2.20%, 09/02/2030	25,000	22,591

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
5.20%, 09/25/2035	$20,000	$19,816
5.40%, 09/02/2034	27,000	27,251
		166,555
Building Materials — 0.1%
Carlisle Cos., Inc.
5.25%, 09/15/2035	15,000	14,958
JH North America Holdings, Inc.
5.88%, 01/31/2031*	5,000	5,024
6.13%, 07/31/2032*	15,000	15,124
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	15,000	15,318
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	25,000	25,151
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,500
4.38%, 07/15/2030*	30,000	28,493
		108,568
Chemicals — 0.1%
Celanese US Holdings LLC
1.40%, 08/05/2026	17,000	16,913
Element Solutions, Inc.
3.88%, 09/01/2028*	20,000	19,515
FMC Corp.
8.45%, 11/01/2055	20,000	14,566
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,991
Rain Carbon, Inc.
12.25%, 09/01/2029*	45,000	47,996
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	10,000	9,865
6.63%, 05/01/2029*	20,000	19,826
		136,672
Coal — 0.0%
Coronado Finance Pty Ltd.
9.25%, 10/01/2029*	5,000	4,556
Commercial Services — 0.1%
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	20,000	20,805
9.00%, 05/15/2028*	20,000	20,402
Herc Holdings, Inc.
6.63%, 06/15/2029*	15,000	15,314
RR Donnelley & Sons Co.
9.50%, 08/01/2029*	55,000	57,025
Service Corp. International
3.38%, 08/15/2030	5,000	4,638
United Rentals North America, Inc.
6.13%, 03/15/2034*	20,000	20,504
		138,688
Computers — 0.1%
CACI International, Inc.
6.38%, 06/15/2033*	20,000	20,284
Dell International LLC/EMC Corp.
4.75%, 07/15/2031	5,000	4,970
5.25%, 02/15/2037	20,000	19,689
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,333
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	20,000	19,882
Security Description	Shares or Principal Amount	Value

Computers (continued)
4.85%, 10/15/2031	$24,000	$23,901
McAfee Corp.
7.38%, 02/15/2030*	30,000	25,492
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030	20,000	20,355
Seagate Technology Holdings PLC
3.13%, 07/15/2029*	10,000	9,249
		164,155
Cosmetics/Personal Care — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,421
6.63%, 07/15/2030*	15,000	15,002
Kenvue, Inc.
4.85%, 05/22/2032	5,000	5,025
4.90%, 03/22/2033	65,000	65,249
		104,697
Distribution/Wholesale — 0.0%
Veritiv Operating Co.
10.50%, 11/30/2030*	5,000	5,114
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	151,399
Air Lease Corp.
5.85%, 12/15/2027	5,000	5,080
Ally Financial, Inc.
8.00%, 11/01/2031	46,000	51,232
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	10,000	10,533
Aviation Capital Group LLC
5.13%, 04/10/2030*	35,000	35,094
5.38%, 07/15/2029*	41,000	41,478
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	38,853
Capital One Financial Corp.
4.49%, 09/11/2031	20,000	19,624
7.62%, 10/30/2031	29,000	31,807
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	25,000	24,641
6.75%, 12/01/2032*	10,000	9,655
Encore Capital Group, Inc.
8.50%, 05/15/2030*	20,000	21,241
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	40,000	40,688
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,023
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	23,000	22,807
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	55,000	55,011
6.75%, 05/01/2033*	60,000	61,702
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	45,000	44,967
Jefferson Capital Holdings LLC
8.25%, 05/15/2030*	30,000	31,543
9.50%, 02/15/2029*	30,000	31,369
LPL Holdings, Inc.
5.20%, 03/15/2030	29,000	29,190
6.75%, 11/17/2028	22,000	22,873
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	23,000	22,936

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
6.50%, 03/26/2031*	$26,000	$27,171
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,201
OneMain Finance Corp.
5.38%, 11/15/2029	30,000	29,466
6.50%, 03/15/2033	15,000	14,760
7.13%, 11/15/2031	10,000	10,173
7.50%, 05/15/2031	5,000	5,165
Osaic Holdings, Inc.
6.75%, 08/01/2032*	30,000	30,051
8.00%, 08/01/2033*	70,000	70,258
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/2029*	50,000	48,939
PRA Group, Inc.
8.88%, 01/31/2030*	55,000	56,758
Rocket Cos., Inc.
6.13%, 08/01/2031*	10,000	10,213
6.38%, 08/01/2033*	40,000	40,679
6.50%, 06/15/2034*	15,000	15,385
7.13%, 02/01/2032*	25,000	25,948
Stonex Escrow Issuer LLC
6.88%, 07/15/2032*	35,000	35,993
		1,241,906
Electric — 0.7%
American Electric Power Co., Inc.
5.80%, 03/15/2056	28,000	27,846
6.05%, 03/15/2056	15,000	14,916
American Transmission Systems, Inc.
2.65%, 01/15/2032*	12,000	10,737
Appalachian Power Co.
5.80%, 10/01/2035	17,000	17,513
Clearway Energy Operating LLC
3.75%, 02/15/2031*	20,000	18,550
3.75%, 01/15/2032*	20,000	18,201
5.75%, 01/15/2034*	20,000	19,610
Commonwealth Edison Co.
5.88%, 02/01/2033	20,000	20,888
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	11,000	9,318
Constellation Energy Generation LLC
4.40%, 01/15/2031	15,000	14,746
5.00%, 02/01/2031*	10,000	9,997
6.13%, 01/15/2034	16,000	16,991
6.50%, 10/01/2053	40,000	42,918
Dominion Energy, Inc.
6.20%, 02/15/2056	20,000	20,063
DTE Electric Co.
4.85%, 03/01/2036	15,000	14,660
5.25%, 05/15/2035	10,000	10,116
DTE Energy Co.
5.85%, 06/01/2034	23,000	23,989
Duke Energy Corp.
4.85%, 01/05/2029	5,000	5,029
5.80%, 06/15/2054	34,000	33,132
Duke Energy Indiana LLC
4.95%, 03/15/2036	15,000	14,744
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	15,000	14,702
Entergy Mississippi LLC
5.05%, 04/15/2036	20,000	19,663
Security Description	Shares or Principal Amount	Value

Electric (continued)
Eversource Energy
5.45%, 03/01/2028	$18,000	$18,203
Exelon Corp.
5.15%, 03/15/2029	64,000	64,848
5.63%, 06/15/2035	8,000	8,190
FirstEnergy Transmission LLC
4.55%, 01/15/2030	10,000	9,926
Georgia Power Co.
5.25%, 03/15/2034	24,000	24,375
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	41,000	39,782
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	40,000	40,734
5.90%, 03/15/2055	25,000	24,747
6.00%, 10/01/2056	15,000	14,993
Northern States Power Co.
5.05%, 05/15/2035	45,000	45,158
NRG Energy, Inc.
2.45%, 12/02/2027*	28,000	27,076
6.00%, 01/15/2036*	45,000	44,859
6.25%, 11/01/2034*	25,000	25,313
10.25%, 03/15/2028*(2)	20,000	21,581
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	27,000	23,978
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	11,683
4.95%, 07/01/2050	13,000	10,854
5.05%, 11/15/2031	15,000	14,986
5.55%, 05/15/2029	13,000	13,268
5.90%, 06/15/2032	21,000	21,719
6.75%, 01/15/2053	25,000	26,248
6.95%, 03/15/2034	21,000	22,900
PG&E Corp.
5.25%, 07/01/2030	30,000	29,542
7.38%, 03/15/2055	15,000	15,285
Puget Sound Energy, Inc.
5.45%, 06/01/2053	21,000	20,133
Southern Co.
5.50%, 03/15/2029	5,000	5,113
5.70%, 03/15/2034	29,000	30,042
Southern Power Co.
4.25%, 10/01/2030	10,000	9,823
4.90%, 10/01/2035	15,000	14,553
Talen Energy Supply LLC
6.25%, 02/01/2034*	35,000	34,787
6.38%, 05/01/2033*	5,000	4,994
6.50%, 02/01/2036*	35,000	35,285
Virginia Electric & Power Co.
4.90%, 09/15/2035	35,000	34,259
4.95%, 03/15/2036	30,000	29,364
5.05%, 08/15/2034	33,000	33,026
Vistra Corp.
7.00%, 12/15/2026*(2)	10,000	10,079
8.00%, 10/15/2026*(2)	15,000	15,115
Vistra Operations Co. LLC
3.70%, 01/30/2027*	41,000	40,733
4.30%, 07/15/2029*	27,000	26,446
5.00%, 07/31/2027*	10,000	9,993
5.25%, 10/15/2035*	10,000	9,726
5.70%, 12/30/2034*	30,000	30,325
6.00%, 04/15/2034*	34,000	35,000
6.88%, 04/15/2032*	25,000	25,892

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.95%, 10/15/2033*	$21,000	$22,851
7.75%, 10/15/2031*	25,000	26,157
		1,502,273
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	10,000	9,681
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,089
6.63%, 03/15/2032*	25,000	25,762
		40,532
Electronics — 0.1%
Amphenol Corp.
4.40%, 02/15/2033	35,000	34,032
Ingram Micro, Inc.
4.75%, 05/15/2029*	25,000	24,553
Sensata Technologies, Inc.
3.75%, 02/15/2031*	40,000	37,402
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	33,808
		129,795
Engineering & Construction — 0.1%
Arcosa, Inc.
6.88%, 08/15/2032*	35,000	36,510
MasTec, Inc.
5.90%, 06/15/2029	46,000	47,334
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	20,000	19,724
6.75%, 01/15/2034*	35,000	35,093
		138,661
Entertainment — 0.1%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	25,000	24,031
6.00%, 10/15/2032*	10,000	9,062
7.00%, 02/15/2030*	15,000	15,086
Churchill Downs, Inc.
5.75%, 04/01/2030*	20,000	19,981
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	35,633
7.50%, 09/01/2031*	5,000	5,182
Live Nation Entertainment, Inc.
6.50%, 05/15/2027*	10,000	9,999
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030*	25,000	26,040
Penn Entertainment, Inc.
5.63%, 01/15/2027*	25,000	25,002
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030*	15,000	15,187
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	21,367
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*	35,000	36,988
		243,558
Environmental Control — 0.0%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,141
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
GFL Environmental, Inc.
6.75%, 01/15/2031*	$5,000	$5,144
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,837
Waste Connections, Inc.
4.80%, 07/15/2036	20,000	19,462
Waste Pro USA, Inc.
7.00%, 02/01/2033*	20,000	20,466
Wrangler Holdco Corp.
6.63%, 04/01/2032*	10,000	10,251
		75,301
Food — 0.2%
Chobani LLC/Chobani Finance Corp., Inc.
6.38%, 04/15/2034*	15,000	15,223
7.63%, 07/01/2029*	30,000	30,935
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	25,000	25,478
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/2029	46,000	44,135
5.63%, 03/10/2037*	5,000	4,979
5.95%, 04/20/2035	15,000	15,467
6.40%, 05/10/2057*	5,000	4,988
6.75%, 03/15/2034	4,000	4,365
Kellanova
4.50%, 04/01/2046	5,000	4,299
7.45%, 04/01/2031	6,000	6,703
Kraft Foods Group, Inc.
5.00%, 06/04/2042	40,000	35,839
Kraft Heinz Foods Co.
4.63%, 10/01/2039	10,000	8,920
6.88%, 01/26/2039	10,000	10,959
Mars, Inc.
5.00%, 03/01/2032*	5,000	5,035
5.20%, 03/01/2035*	30,000	30,119
5.65%, 05/01/2045*	20,000	19,873
5.70%, 05/01/2055*	35,000	34,481
5.80%, 05/01/2065*	10,000	9,928
Pilgrim's Pride Corp.
3.50%, 03/01/2032	10,000	9,116
US Foods, Inc.
5.75%, 04/15/2033*	20,000	20,027
7.25%, 01/15/2032*	5,000	5,189
		346,058
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,950
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.90%, 05/15/2033*	35,000	34,814
Magnera Corp.
4.75%, 11/15/2029*	10,000	9,335
7.25%, 11/15/2031*	20,000	19,525
		63,674
Gas — 0.0%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	21,000	21,346
NiSource, Inc.
5.20%, 07/01/2029	41,000	41,637

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
Southern Co. Gas Capital Corp.
4.95%, 09/15/2034	$25,000	$24,692
		87,675
Health Care-Products — 0.1%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	10,000	10,275
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	23,000	23,120
Insulet Corp.
6.50%, 04/01/2033*	5,000	5,070
Medline Borrower LP
3.88%, 04/01/2029*	60,000	58,268
5.25%, 10/01/2029*	30,000	29,817
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033*	20,000	19,881
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	15,000	14,824
VSP Optical Group, Inc.
5.40%, 06/01/2033*	5,000	5,013
5.65%, 06/01/2036*	5,000	5,024
		171,292
Health Care-Services — 0.2%
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	25,000	23,591
9.75%, 01/15/2034*	40,000	41,763
10.88%, 01/15/2032*	18,000	19,385
Concentra Health Services, Inc.
6.88%, 07/15/2032*	25,000	25,878
DaVita, Inc.
6.75%, 07/15/2033*	5,000	5,159
6.88%, 09/01/2032*	60,000	61,879
HCA, Inc.
3.63%, 03/15/2032	11,000	10,240
4.50%, 02/15/2027	3,000	2,999
4.60%, 11/15/2032	15,000	14,610
5.60%, 04/01/2034	13,000	13,274
6.00%, 04/01/2054	19,000	18,769
Humana, Inc.
5.75%, 03/01/2028	46,000	46,778
6.63%, 09/15/2056	25,000	24,925
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	55,917
Tenet Healthcare Corp.
6.00%, 11/15/2033*	15,000	15,131
6.13%, 06/15/2030	40,000	40,293
		420,591
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	25,000	24,779
DR Horton, Inc.
5.00%, 10/15/2034	9,000	8,903
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031*	10,000	10,317
8.38%, 10/01/2033*	15,000	15,412
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	10,000	10,109
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/2029	$23,000	$22,330
4.35%, 02/15/2028	20,000	19,901
		111,751
Home Furnishings — 0.0%
Whirlpool Corp.
4.50%, 06/01/2046	15,000	8,929
5.75%, 03/01/2034	15,000	11,607
7.50%, 07/01/2031*	5,000	5,060
7.88%, 07/01/2034*	15,000	15,061
		40,657
Insurance — 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	15,000	14,226
8.50%, 06/15/2029*	15,000	14,103
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	15,000	14,660
7.38%, 10/01/2032*	20,000	19,851
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	20,000	20,146
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	25,000	25,189
8.38%, 02/01/2034*	20,000	18,514
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	12,000	7,629
4.30%, 05/15/2043	25,000	22,059
Brown & Brown, Inc.
4.90%, 06/23/2030	36,000	35,940
5.25%, 06/23/2032	13,000	13,013
CNA Financial Corp.
5.13%, 02/15/2034	24,000	23,748
CNO Global Funding
4.95%, 09/09/2029*	5,000	4,996
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	28,000	28,613
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,200
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	58,000	37,287
MetLife, Inc.
6.40%, 12/15/2066	37,000	37,699
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	16,000	17,694
		365,567
Internet — 0.1%
Airbnb, Inc.
4.65%, 03/16/2031	10,000	9,936
5.25%, 03/16/2036	5,000	4,979
Amazon.com, Inc.
4.55%, 03/13/2033	15,000	14,756
4.88%, 03/13/2036	18,000	17,719
6.05%, 03/13/2076	18,000	17,946
Beignet Investor LLC
6.58%, 05/30/2049*	22,000	22,443
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*	65,000	58,484
Meta Platforms, Inc.
5.25%, 05/15/2036	20,000	19,859
6.30%, 05/15/2056	15,000	14,931

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Netflix, Inc.
5.88%, 11/15/2028	$10,000	$10,316
Wayfair LLC
6.75%, 11/15/2032*	30,000	30,807
7.25%, 10/31/2029*	25,000	25,801
		247,977
Investment Companies — 0.0%
Ares Capital Corp.
7.00%, 01/15/2027	5,000	5,051
Blackstone Private Credit Fund
3.25%, 03/15/2027	23,000	22,713
		27,764
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	10,000	9,142
7.00%, 03/15/2032*	35,000	34,724
7.63%, 01/15/2034*	15,000	14,979
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,721
Mineral Resources, Ltd.
6.00%, 05/01/2032*	10,000	9,893
7.00%, 04/01/2031*	10,000	10,351
		83,810
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/2031	27,000	23,613
5.85%, 03/18/2029	23,000	23,530
Carnival Corp.
4.00%, 08/01/2028*	73,000	71,650
5.13%, 05/01/2029*	60,000	59,907
5.75%, 03/15/2030*	60,000	60,740
5.75%, 08/01/2032*	80,000	80,781
5.88%, 06/15/2031*	25,000	25,450
6.13%, 02/15/2033*	35,000	35,425
NCL Corp., Ltd.
6.25%, 09/15/2033*	10,000	9,712
6.75%, 02/01/2032*	10,000	9,978
7.75%, 02/15/2029*	15,000	15,652
Royal Caribbean Cruises, Ltd.
5.63%, 09/30/2031*	15,000	15,126
6.00%, 02/01/2033*	40,000	40,564
6.25%, 03/15/2032*	5,000	5,111
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,013
9.13%, 07/15/2031*	25,000	26,195
		513,447
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	33,797
Hilton Domestic Operating Co., Inc.
5.75%, 09/15/2033*	45,000	45,169
Hyatt Hotels Corp.
5.25%, 06/30/2029	25,000	25,377
5.38%, 12/15/2031	20,000	20,329
Marriott International, Inc.
4.50%, 05/01/2033	20,000	19,359
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Station Casinos LLC
6.63%, 03/15/2032*	$15,000	$15,234
		159,265
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,523
4.60%, 05/15/2028	36,000	35,937
Terex Corp.
5.00%, 05/15/2029*	15,000	14,861
6.25%, 10/15/2032*	15,000	15,191
Vertiv Group Corp.
4.13%, 11/15/2028*	77,000	76,240
Vertiv Holdings Co.
4.85%, 03/15/2036	30,000	29,137
5.80%, 03/15/2056	5,000	4,921
		183,810
Machinery-Diversified — 0.1%
Chart Industries, Inc.
9.50%, 01/01/2031*	10,000	10,471
Esab Corp.
5.63%, 04/01/2031*	25,000	25,027
Regal Rexnord Corp.
6.05%, 04/15/2028	85,000	86,790
6.40%, 04/15/2033	19,000	20,166
		142,454
Media — 0.4%
Block Communications, Inc.
10.25%, 03/01/2031*	20,000	18,292
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	13,509
4.25%, 01/15/2034*	20,000	16,931
4.75%, 03/01/2030*	85,000	80,593
4.75%, 02/01/2032*	25,000	22,299
7.00%, 02/01/2033*	15,000	14,710
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	37,000	34,473
3.50%, 06/01/2041	15,000	10,502
5.85%, 12/01/2035	15,000	14,518
Directv Financing LLC
8.88%, 02/01/2030*	20,000	20,330
8.88%, 02/01/2030*	20,000	20,355
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031*	20,000	20,754
Discovery Communications LLC
4.13%, 05/15/2029	25,000	24,750
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	20,000	14,651
EchoStar Corp.
10.75%, 11/30/2029	35,000	37,822
EW Scripps Co.
9.88%, 08/15/2030*	40,000	35,011
Gray Media, Inc.
5.38%, 11/15/2031*	25,000	16,774
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	10,000	9,958
7.38%, 09/01/2031*	35,000	35,571
8.00%, 08/01/2029*	30,000	30,059
Nexstar Media, Inc.
6.50%, 09/15/2033*	25,000	24,993
7.25%, 04/15/2034*	20,000	19,950

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Paramount Global
5.85%, 09/01/2043	$20,000	$14,975
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	35,000	35,951
Sirius XM Radio LLC
3.88%, 09/01/2031*	45,000	40,874
4.00%, 07/15/2028*	5,000	4,869
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	20,000	19,948
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	71,000	78,694
Univision Communications, Inc.
8.88%, 04/15/2033*	20,000	19,688
9.38%, 08/01/2032*	10,000	10,160
		761,964
Mining — 0.1%
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,206
Glencore Funding LLC
2.50%, 09/01/2030*	24,000	21,877
5.51%, 04/01/2036*	25,000	25,147
6.38%, 10/06/2030*	29,000	30,570
Novelis Corp.
3.88%, 08/15/2031*	15,000	13,663
4.75%, 01/30/2030*	15,000	14,510
6.38%, 08/15/2033*	30,000	30,216
6.88%, 01/30/2030*	20,000	20,504
		163,693
Miscellaneous Manufacturing — 0.0%
Axon Enterprise, Inc.
6.13%, 03/15/2030*	15,000	15,299
6.25%, 03/15/2033*	15,000	15,375
		30,674
Oil & Gas — 0.3%
Aker BP ASA
5.80%, 10/01/2054*	75,000	69,731
Calumet Specialty Products Partners LP / Calumet Finance Corp.
9.75%, 02/15/2031*	20,000	21,146
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029	14,000	14,140
7.20%, 01/15/2032	37,000	40,908
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,201
Crescent Energy Finance LLC
7.88%, 04/15/2032*	25,000	25,313
8.38%, 01/15/2034*	35,000	36,050
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/2030*	10,000	9,825
6.00%, 02/01/2031*	5,000	4,843
6.25%, 04/15/2032*	10,000	9,680
6.88%, 05/15/2034*	20,000	19,459
7.25%, 02/15/2035*	10,000	9,846
8.38%, 11/01/2033*	20,000	20,825
Murphy Oil Corp.
6.00%, 10/01/2032	15,000	14,940
6.50%, 02/15/2034	25,000	24,767
Nabors Industries, Inc.
8.88%, 08/15/2031*	15,000	15,401
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
7.50%, 05/01/2031	$11,000	$12,173
Sunoco LP
5.38%, 07/15/2031*	10,000	9,864
5.63%, 07/15/2034*	5,000	4,880
6.25%, 07/01/2033*	35,000	35,314
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	35,000	34,443
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	3,077	3,148
Transocean International, Ltd.
6.80%, 03/15/2038	30,000	27,826
7.88%, 10/15/2032*	5,000	5,220
8.75%, 02/15/2030*	31,500	32,732
Transocean, Ltd.
8.50%, 05/15/2031*	20,000	20,764
Viper Energy Partners LLC
4.90%, 08/01/2030	18,000	17,940
5.70%, 08/01/2035	31,000	31,494
Woodside Finance, Ltd.
6.00%, 05/19/2035	16,000	16,620
		591,493
Oil & Gas Services — 0.1%
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	30,000	29,820
Kodiak Gas Services LLC
5.88%, 04/01/2031*	15,000	15,038
6.50%, 10/01/2033*	5,000	5,068
Oceaneering International, Inc.
6.88%, 07/15/2034*	15,000	15,237
Weatherford International, Ltd.
6.75%, 10/15/2033*	60,000	61,218
8.63%, 04/30/2030*	11,000	11,140
		137,521
Packaging & Containers — 0.1%
AptarGroup, Inc.
4.75%, 03/30/2031	20,000	19,810
Berry Global, Inc.
1.65%, 01/15/2027	48,000	47,279
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	25,000	24,265
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,509
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030*	20,000	20,446
9.25%, 04/15/2030*	25,000	24,595
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,121
8.20%, 01/15/2030	20,000	22,167
		169,192
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.40%, 03/15/2033	15,000	14,677
4.75%, 03/15/2036	5,000	4,892
5.05%, 03/15/2034	12,000	12,129
CVS Health Corp.
1.88%, 02/28/2031	10,000	8,771
4.78%, 03/25/2038	48,000	45,003
7.00%, 03/10/2055	70,000	72,674
Merck & Co, Inc.
4.75%, 12/04/2035	15,000	14,698

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
5.20%, 05/22/2036	$20,000	$20,248
Novartis Capital Corp.
4.10%, 11/05/2030	65,000	63,860
4.60%, 03/18/2033	15,000	14,862
4.90%, 03/18/2036	20,000	19,876
5.70%, 03/18/2056	10,000	10,190
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	63,000	62,395
5.30%, 05/19/2053	26,000	24,494
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046	35,000	27,016
5.13%, 05/09/2029	200,000	199,932
Wyeth LLC
5.95%, 04/01/2037	8,000	8,494
Zoetis, Inc.
2.00%, 05/15/2030	85,000	76,896
		701,107
Pipelines — 0.4%
Cheniere Energy Partners LP
3.25%, 01/31/2032	33,000	30,243
4.50%, 10/01/2029	51,000	50,660
Cheniere Energy, Inc.
5.20%, 07/30/2036*	5,000	4,923
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	21,000	21,810
DT Midstream, Inc.
5.80%, 12/15/2034*	45,000	45,991
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	7,000	6,698
5.80%, 01/15/2035	18,000	18,615
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,992
Energy Transfer LP
5.25%, 07/01/2029	61,000	61,870
6.50%, 02/01/2042	2,000	2,113
6.63%, 02/15/2028(2)	80,000	80,642
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,823
5.50%, 10/15/2030*	10,000	9,962
6.50%, 06/01/2029*	5,000	5,102
Kinder Morgan, Inc.
7.75%, 01/15/2032	12,000	13,629
Kinetik Holdings LP
5.88%, 06/15/2030*	45,000	45,262
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/2028*	45,000	45,339
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	33,000	33,113
Targa Resources Corp.
4.35%, 04/15/2031	15,000	14,654
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	17,000	16,935
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	20,000	19,800
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036*	15,000	15,162
6.25%, 01/15/2030*	56,000	57,354
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Venture Global LNG, Inc.
8.38%, 06/01/2031*	$15,000	$15,614
9.00%, 09/30/2029*(2)	25,000	24,408
9.50%, 02/01/2029*	20,000	21,527
9.88%, 02/01/2032*	20,000	21,351
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	10,000	10,420
6.75%, 01/15/2036*	25,000	26,507
7.50%, 05/01/2033*	5,000	5,488
7.75%, 05/01/2035*	5,000	5,607
Williams Cos., Inc.
5.60%, 03/15/2035	30,000	30,610
		777,224
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	29,000	28,052
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	34,000	31,940
3.13%, 01/15/2027	76,000	75,444
4.70%, 12/15/2032	10,000	9,837
Crown Castle, Inc.
3.65%, 09/01/2027	14,000	13,862
4.75%, 05/15/2047	5,000	4,234
4.90%, 09/01/2029	23,000	23,081
EPR Properties
4.50%, 06/01/2027	11,000	10,978
Equinix, Inc.
3.20%, 11/18/2029	48,000	45,712
Iron Mountain, Inc.
6.25%, 01/15/2033*	50,000	50,524
Millrose Properties, Inc.
6.38%, 08/01/2030*	50,000	50,677
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*	50,000	51,189
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	15,000	14,861
6.50%, 04/01/2032*	15,000	15,349
6.50%, 06/15/2033*	15,000	15,389
7.25%, 07/15/2028*	10,000	10,198
VICI Properties LP
5.13%, 11/15/2031	5,000	4,978
5.75%, 04/01/2034	34,000	34,524
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,925
3.88%, 02/15/2029*	28,000	27,204
4.50%, 01/15/2028*	33,000	32,770
XHR LP
6.63%, 05/15/2030*	10,000	10,231
		544,907
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	40,000	37,762
7-Eleven, Inc.
1.30%, 02/10/2028*	68,000	64,590
1.80%, 02/10/2031*	8,000	6,961
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	30,000	28,256
3.55%, 07/26/2027*	30,000	29,738
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	25,000	22,827

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
4.10%, 01/15/2052	$30,000	$21,828
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	34,324
FirstCash, Inc.
6.13%, 05/01/2034*	25,000	24,883
6.88%, 03/01/2032*	30,000	30,828
		301,997
Semiconductors — 0.1%
Broadcom, Inc.
3.19%, 11/15/2036*	35,000	29,325
4.95%, 01/15/2036	15,000	14,733
5.70%, 01/15/2056	5,000	4,961
Intel Corp.
4.15%, 08/05/2032	55,000	52,740
5.30%, 05/15/2036	25,000	24,875
6.13%, 05/15/2056	25,000	24,967
Marvell Technology, Inc.
4.75%, 07/15/2030	10,000	9,978
5.30%, 04/15/2036	30,000	29,848
NVIDIA Corp.
4.75%, 06/15/2033	20,000	19,943
4.95%, 06/15/2036	20,000	19,824
5.55%, 06/15/2046	30,000	29,777
5.63%, 06/15/2056	20,000	19,852
		280,823
Software — 0.2%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	28,765
Cloud Software Group, Inc.
6.50%, 03/31/2029*	20,000	19,406
9.00%, 09/30/2029*	15,000	14,559
MSCI, Inc.
3.63%, 09/01/2030*	67,000	63,381
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*	10,000	10,461
8.75%, 07/01/2034*	35,000	37,146
Oracle Corp.
3.65%, 03/25/2041	29,000	20,825
3.90%, 05/15/2035	16,000	13,574
4.45%, 09/26/2030	15,000	14,481
4.80%, 09/26/2032	25,000	23,788
5.70%, 02/04/2036	14,000	13,558
6.70%, 02/04/2056	10,000	9,412
Paychex, Inc.
5.10%, 04/15/2030	45,000	45,387
Rocket Software, Inc.
6.50%, 02/15/2029*	20,000	18,009
Salesforce, Inc.
5.20%, 03/15/2033	35,000	35,062
Synopsys, Inc.
5.15%, 04/01/2035	58,000	57,669
5.70%, 04/01/2055	5,000	4,849
UKG, Inc.
6.88%, 02/01/2031*	30,000	29,144
		459,476
Telecommunications — 0.4%
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	35,000	35,126
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
APLD ComputeCo. LLC
9.25%, 12/15/2030*	$40,000	$43,151
AT&T, Inc.
2.55%, 12/01/2033	46,000	38,636
4.75%, 05/15/2046	5,000	4,204
5.13%, 04/30/2036	15,000	14,700
6.20%, 10/30/2056	15,000	14,827
Beacon Point DC LLC
6.13%, 11/30/2042*	10,000	10,086
Black Pearl Compute LLC
6.13%, 02/15/2031*	25,000	25,320
Cipher Compute LLC
7.13%, 11/15/2030*	100,000	103,952
Edged Compute LLC
7.50%, 04/30/2031*	60,000	58,478
Motorola Solutions, Inc.
2.30%, 11/15/2030	8,000	7,216
4.85%, 08/15/2030	9,000	9,025
5.40%, 04/15/2034	30,000	30,371
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	45,000	44,935
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*	40,000	39,870
Rogers Communications, Inc.
3.80%, 03/15/2032	24,000	22,380
7.00%, 04/15/2055	45,000	46,049
7.13%, 04/15/2055	25,000	25,685
Sprint Capital Corp.
6.88%, 11/15/2028	42,000	44,002
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	50,000	49,279
T-Mobile USA, Inc.
3.38%, 04/15/2029	33,000	31,903
3.75%, 04/15/2027	15,000	14,923
3.88%, 04/15/2030	7,000	6,783
4.95%, 11/15/2035	15,000	14,674
5.00%, 02/15/2036	25,000	24,455
5.05%, 07/15/2033	15,000	14,974
6.70%, 12/15/2033	35,000	38,246
Verizon Communications, Inc.
5.25%, 04/02/2035	25,000	24,993
5.88%, 11/30/2055	10,000	9,702
6.05%, 05/14/2058	25,000	25,231
Viasat, Inc.
7.50%, 05/30/2031*	20,000	20,197
WULF Compute LLC
7.75%, 10/15/2030*	30,000	31,510
Yondr JK 1 LLC
6.88%, 06/30/2031*	25,000	25,063
		949,946
Transportation — 0.0%
Beacon Mobility Corp.
7.25%, 08/01/2030*	15,000	15,570
Burlington Northern Santa Fe LLC
5.55%, 03/15/2056	15,000	14,690
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	40,000	41,072
		71,332
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	40,000	39,650

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	$10,000	$9,960
		49,610
Total Corporate Bonds & Notes (cost $15,752,454)		15,757,555
CONVERTIBLE BONDS & NOTES — 0.0%
Food — 0.0%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	5,000	11,166
Internet — 0.0%
DoorDash, Inc.
0.01%, 05/15/2030	15,000	14,775
Oil & Gas — 0.0%
Crescent Energy Co.
2.75%, 03/15/2031*	15,000	14,752
Nabors Industries, Inc.
1.75%, 06/15/2029	10,000	9,455
		24,207
Software — 0.0%
Guidewire Software, Inc.
1.25%, 11/01/2029	22,000	21,120
Total Convertible Bonds & Notes (cost $68,075)		71,268
LOANS(3)(4)(5) — 0.1%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
7.76%, (TSFR1M+4.00%), 08/23/2028	10,853	10,842
Auto Parts & Equipment — 0.0%
Dexko Global, Inc. FRS
8.16%, (TSFR1M+4.50%), 10/04/2028	15,273	14,739
Chemicals — 0.0%
Hexion Holdings Corp. FRS
11.18%, (TSFR1M+7.44%), 03/15/2030	5,915	5,429
Commercial Services — 0.0%
Veritiv Operating Co. FRS
7.73%, (TSFR3M+4.00%), 12/02/2030	16,914	15,978
Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
6.62%, (TSFR1M+3.00%), 06/27/2031	14,776	14,647
Entertainment — 0.0%
Scientific Games Holdings LP FRS
6.68%, (TSFR3M+3.00%), 04/04/2029	9,800	9,653
Environmental Control — 0.0%
Filtration Group Corp, FRS
6.14%, (TSFR1M+2.50%), 10/21/2028	5,893	5,893
Food — 0.0%
Froneri Lux FinCo SARL FRS
6.13% , (TSFR1M+2.50%), 09/30/2032	23,207	23,024
TreeHouse Foods, Inc. FRS
7.89% , (TSFR1M+4.25%), 02/11/2033	10,000	10,018
		33,042
Health Care-Products — 0.0%
Bausch & Lomb Corp. FRS
7.39%, (TSFR1M+3.75%), 01/15/2031	23,451	23,488
Security Description	Shares or Principal Amount	Value

Lodging — 0.0%
Fertitta Entertainment LLC FRS
6.89%, (TSFR1M+3.25%), 01/27/2029	$4,936	$4,928
Media — 0.0%
Directv Financing LLC FRS
9.18%, (TSFR3M+5.25%), 08/02/2029	21,248	21,342
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. FRS
9.89% , (TSFR1M+6.25%), 10/08/2030	14,850	14,376
Endo Finance Holdings, Inc. FRS
7.39% , (TSFR1M+3.75%), 04/23/2031	29,475	29,491
		43,867
Pipelines — 0.0%
Venture Global Calcasieu Pass LLC FRS
6.95%, (TSFR1M+3.25%), 04/11/2033	24,567	24,613
Software — 0.0%
Idera, Inc. FRS
7.16% , (TSFR3M+3.50%), 03/02/2028	19,598	15,118
Rocket Software, Inc. FRS
7.39% , (TSFR1M+3.75%), 11/28/2028	18,575	17,588
UKG, Inc. FRS
5.91% , (TSFR1M+2.25%), 02/10/2031	4,913	4,614
		37,320
Telecommunications — 0.0%
Connect Finco SARL FRS
8.14%, (TSFR1M+4.50%), 09/27/2029	9,713	9,727
Total Loans (cost $281,984)		275,508
ASSET BACKED SECURITIES — 0.1%
Auto Loan Receivables — 0.1%
CarMax Auto Owner Trust
Series 2026-2, Class A3 4.22%, 06/16/2031	22,000	21,870
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	71,763	72,163
GM Financial Consumer Automobile Receivables Trust
Series 2026-2, Class A3 4.15%, 08/18/2031	57,000	56,646
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3 4.13%, 12/16/2030	51,000	50,702
World Omni Auto Receivables Trust
Series 2026-B, Class A3 4.37%, 06/16/2031	31,000	30,939
		232,320
Commercial and Residential — 0.0%
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.21%, (SOFR30A+1.60%), 05/20/2054*	25,225	25,281
Home Equity — 0.0%
JPMorgan Mtg. Trust VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(6)	40,947	41,007
Total Asset Backed Securities (cost $299,089)		298,608

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Commercial and Residential — 1.0%
AOA Trust VRS
Series 2025-1301, Class A 5.23%, 08/11/2042*(6)	$43,000	$42,948
BANK5
Series 2026-5YR20, Class AS 5.34%, 02/15/2059	13,000	13,025
BANK5 VRS
Series 2026-5YR22, Class XA 0.52%, 06/15/2059(6)(7)	1,447,000	36,260
Barclays Commercial Mtg. Trust
Series 2019-C3, Class A2 3.44%, 05/15/2052	40,891	40,114
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	24,825
BBCMS Mtg. Trust VRS
Series 2023-C20, Class XB 0.77%, 07/15/2056(6)(7)	1,187,000	36,887
Series 2025-5C34, Class XA 1.39%, 05/15/2058(6)(7)	1,549,260	61,490
Series 2021-C9, Class XA 1.66%, 02/15/2054(6)(7)	961,900	53,779
Benchmark Mtg. Trust
Series 2019-B13, Class A2 2.89%, 08/15/2057	22,541	21,784
Series 2019-B15, Class A2 2.91%, 12/15/2072	42,695	42,096
Series 2026-V21, Class AS 5.51%, 03/15/2059	27,000	27,208
Benchmark Mtg. Trust VRS
Series 2021-B31, Class B 2.75%, 12/15/2054(6)	50,000	41,668
BMO Mtg. Trust VRS
Series 2025-5C10, Class XA 1.58%, 05/15/2058(6)(7)	1,065,791	46,778
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.35%, 08/10/2049(6)(7)	102,768	4
Chase Home Lending Mtg. Trust FRS
Series 2025-7, Class A11 5.03%, (SOFR30A+1.40%), 05/25/2056*	17,076	17,157
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	38,000	37,704
Series 2014-GC21, Class C 4.78%, 05/10/2047(6)	7,023	6,912
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 5.68%, 05/25/2035(6)	2,445	2,419
Commercial Mtg. Trust VRS
Series 2014-CR15, Class B 3.91%, 02/10/2047(6)	24,026	23,122
Series 2014-CR17, Class C 4.78%, 05/10/2047(6)	48,000	46,680
Connecticut Avenue Securities Trust FRS
Series 2026-R01, Class 2A1 4.48%, (SOFR30A+0.85%), 01/25/2046*	54,137	54,109
Series 2025-R06, Class 1A1 4.53%, (SOFR30A+0.90%), 09/25/2045*	32,268	32,286
Series 2025-R01, Class 1A1 4.58%, (SOFR30A+0.95%), 01/25/2045*	19,705	19,717
Series 2022-R01, Class 1M1 4.63%, (SOFR30A+1.00%), 12/25/2041*	138	138
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-R02, Class 1A1 4.63%, (SOFR30A+1.00%), 02/25/2045*	$13,055	$13,072
Series 2025-R04, Class 1A1 4.63%, (SOFR30A+1.00%), 05/25/2045*	14,760	14,777
Series 2026-R01, Class 2M1 4.63%, (SOFR30A+1.00%), 01/25/2046*	49,908	49,891
Series 2025-R01, Class 1M1 4.73%, (SOFR30A+1.10%), 01/25/2045*	7,234	7,235
Series 2024-R06, Class 1A1 4.78%, (SOFR30A+1.15%), 09/25/2044*	17,598	17,643
Series 2025-R02, Class 1M1 4.78%, (SOFR30A+1.15%), 02/25/2045*	11,929	11,931
Series 2025-R04, Class 1M1 4.83%, (SOFR30A+1.20%), 05/25/2045*	26,603	26,619
Series 2025-R03, Class 2A1 5.08%, (SOFR30A+1.45%), 03/25/2045*	7,310	7,345
Series 2022-R09, Class 2M1 6.13%, (SOFR30A+2.50%), 09/25/2042*	2,419	2,436
Series 2016-C04, Class 1M2 7.99%, (SOFR30A+4.36%), 01/25/2029	27,184	27,248
Series 2016-C07, Class 2M2 8.09%, (SOFR30A+4.46%), 05/25/2029	34,434	34,845
Series 2016-C05, Class 2M2 8.19%, (SOFR30A+4.56%), 01/25/2029	24,694	24,756
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	49,000	44,512
Series 2016-C6, Class AS 3.35%, 01/15/2049	5,285	5,270
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class C 3.89%, 04/15/2050(6)	34,000	32,256
Series 2016-C7, Class AS 3.96%, 11/15/2049(6)	64,000	63,554
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(6)	54,000	53,359
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.53%, 08/10/2044*(6)	87,065	84,881
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.07%, 07/15/2045(6)	14,248	14,035
Series 2014-C23, Class B 4.67%, 09/15/2047(6)	86,105	85,029
JPMDB Commercial Mtg. Securities Trust
Series 2019-COR6, Class A2 2.95%, 11/13/2052	42,797	41,691
JPMorgan Mtg. Trust
5.63%, 10/25/2066*(8)	57,000	57,064
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 4.88%, (SOFR30A+1.25%), 06/25/2055*	20,507	20,466
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(6)	45,000	40,991
Series 2016-C32, Class AS 3.99%, 12/15/2049(6)	91,000	89,640
Series 2012-C5, Class E 4.82%, 08/15/2045*(6)	20,449	20,306
Series 2013-C12, Class C 4.85%, 10/15/2046(6)	8,472	8,195

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Capital I Trust
Series 2021-L5, Class B 3.10%, 05/15/2054	$46,000	$41,190
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.01%, 11/15/2049(6)	15,000	13,414
OBX Trust
Series 2023-NQM8, Class A1 7.05%, 09/25/2063*(8)	63,212	63,270
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	80,335
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	27,757
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	37,044
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	47,176
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	45,146
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.16%, 08/15/2053(6)	44,000	40,287
WF-RBS Commercial Mtg. Trust VRS
Series 2012-C10, Class C 4.42%, 12/15/2045(6)	18,000	15,322
Series 2011-C3, Class D 6.05%, 03/15/2044*(6)	8,560	3,081
		2,042,179
U.S. Government Agency — 0.4%
Federal Home Loan Mtg, Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA4, Class M1 4.73%, (SOFR30A+1.10%), 10/25/2045*	19,082	19,090
Federal Home Loan Mtg. Corp. REMIC FRS
4.43%, (SOFR30A+0.80%), 08/25/2055	49,009	49,023
4.58%, (SOFR30A+0.95%), 10/25/2054	88,436	88,843
4.58%, (SOFR30A+0.95%), 01/25/2056	52,949	53,224
8.74%, (-3.00*SOFR30A+19.52%), 03/15/2035(9)	4,303	4,361
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA1, Class A1 4.58%, (SOFR30A+0.95%), 01/25/2045*	40,940	40,972
Series 2025-DNA3, Class M1 4.73%, (SOFR30A+1.10%), 09/25/2045*	26,605	26,622
Series 2022-DNA2, Class M1A 4.93%, (SOFR30A+1.30%), 02/25/2042*	6,245	6,245
Series 2021-DNA6, Class M2 5.13%, (SOFR30A+1.50%), 10/25/2041*	8,972	8,982
Series 2021-DNA5, Class M2 5.28%, (SOFR30A+1.65%), 01/25/2034*	2,436	2,438
Series 2021-DNA7, Class M2 5.43%, (SOFR30A+1.80%), 11/25/2041*	51,000	51,109
Series 2023-HQA3, Class A1 5.48%, (SOFR30A+1.85%), 11/25/2043*	12,734	12,796
Series 2023-HQA3, Class M1 5.48%, (SOFR30A+1.85%), 11/25/2043*	3,583	3,600
Series 2023-HQA2, Class M1A 5.63%, (SOFR30A+2.00%), 06/25/2043*	1,616	1,617
Series 2022-DNA6, Class M1A 5.78%, (SOFR30A+2.15%), 09/25/2042*	965	967
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-DNA5, Class M1A 6.58%, (SOFR30A+2.95%), 06/25/2042*	$31,310	$31,683
Federal National Mtg. Assoc. REMIC FRS
Series 2024-82, Class FE 4.58%, (SOFR30A+0.95%), 11/25/2054	24,330	24,443
Series 2025-25, Class FB 4.58%, (SOFR30A+0.95%), 04/25/2055	68,863	69,209
Series 2024-98, Class FA 4.78%, (SOFR30A+1.15%), 12/25/2053	69,025	69,724
Series 2024-77, Class DF 4.83%, (SOFR30A+1.20%), 10/25/2053	19,377	19,608
Series 2024-89, Class FA 4.83%, (SOFR30A+1.20%), 12/25/2054	122,574	123,981
Government National Mtg. Assoc. VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(6)(7)	713,245	43,933
Government National Mtg. Assoc. REMIC FRS
Series 2024-78, Class QF 4.71%, (SOFR30A+1.10%), 05/20/2054	132,860	133,998
		886,468
Total Collateralized Mortgage Obligations (cost $2,975,123)		2,928,647
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.8%
U.S. Government — 2.4%
United States Treasury Bonds
1.88%, 02/15/2051	480,000	266,794
2.00%, 08/15/2051	380,000	216,333
2.75%, 08/15/2042	1,790,000	1,367,252
2.88%, 05/15/2052	90,000	62,258
3.00%, 02/15/2049	320,000	233,300
3.38%, 11/15/2048	100,000	78,215
3.63%, 02/15/2053	100,000	79,969
United States Treasury Notes
1.50%, 02/15/2030	660,000	601,270
1.63%, 09/30/2026	960,000	954,787
2.38%, 03/31/2029	470,000	448,336
3.38%, 05/15/2033	100,000	94,449
3.88%, 08/15/2033	710,000	690,420
		5,093,383
U.S. Government Agency — 3.4%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	812,390	691,470
3.00%, 08/01/2052	812,035	722,807
3.50%, 06/01/2052	825,311	755,260
5.50%, 06/01/2035	712	722
7.50%, 10/01/2029	342	348
Federal National Mtg. Assoc.
1.50%, 11/01/2041	472,425	392,153
2.00%, 09/01/2050	844,446	682,561
2.50%, 11/01/2051	1,688,088	1,433,816
3.00%, 09/01/2046 to 10/01/2046	184,072	164,553
5.28%, 12/01/2028	40,000	40,635
6.00%, 06/01/2036	277	287
6.50%, 07/01/2036 to 11/01/2036	16,448	17,268
7.00%, 06/01/2033 to 04/01/2035	1,977	2,087
Government National Mtg. Assoc.
3.00%, 11/20/2051	711,549	628,811
3.50%, 05/20/2052	872,389	785,047
4.00%, 03/20/2053	810,799	761,898

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.00%, 11/20/2053	$12,236	$12,756
6.50%, 08/20/2037 to 09/20/2037	4,402	4,742
		7,097,221
Total U.S. Government & Agency Obligations (cost $12,650,362)		12,190,604
MUNICIPAL SECURITIES — 0.2%
California Health Facilities Financing Authority Revenue Bonds
4.19%, 06/01/2037	30,000	28,031
City of Orange CA Revenue Bonds
2.65%, 06/01/2034	15,000	12,798
City of Pomona CA Revenue Bonds
3.72%, 08/01/2040	10,000	8,492
County of Fresno CA Revenue Bonds
0.01%, 08/15/2032	20,000	14,969
County of Tulare CA Revenue Bonds
4.45%, 06/01/2037	25,000	23,720
Georgia Higher Education Facilities Authority Revenue Bonds
5.27%, 01/01/2040	5,000	5,012
JobsOhio Beverage System Revenue Bonds
2.83%, 01/01/2038	15,000	12,626
New Jersey Transportation Trust Fund Authority Revenue Bonds
6.56%, 12/15/2040	5,000	5,478
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
4.66%, 02/01/2036	20,000	19,542
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	27,364
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.69%, 06/01/2054	20,000	20,046
Redevelopment Authority of the City of Philadelphia Revenue Bonds
5.00%, 11/01/2038	30,000	29,583
State Board of Administration Finance Corp. Revenue Bonds
5.53%, 07/01/2034	30,000	31,196
State of California General Obligation Bonds
4.35%, 11/01/2032	40,000	39,563
7.50%, 04/01/2034	30,000	34,113
State of Illinois General Obligation Bonds
4.95%, 04/01/2033	25,000	25,076
Total Municipal Securities (cost $337,099)		337,609
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF (cost $218,774)	6,936	254,274
Security Description		Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(10) (cost $4)		$20,000	$2
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc. CVR(10)		843	548
Icosavax, Inc. CVR(10)		535	166
Metsera, Inc. CVR(10)		258	1,264
Sage Therapeutics, Inc. CVR(10)		2,828	0
			1,978
Diversified Financial Services — 0.0%
TPG, Inc. CVR†(10)		1,604	16
Engineering & Construction — 0.0%
ACS Actividades de Construccion y Servicios SA CVR Expires 07/16/2026; Strike Price: $1.87†	EUR	1,643	3,449
Pharmaceuticals — 0.0%
Blueprint Medic CVR(10)		262	120
Total Rights (cost $5,606)			5,563
Total Long-Term Investment Securities (cost $157,134,116)			207,996,950
SHORT-TERM INVESTMENTS — 1.7%
Sovereign — 1.7%
Federal Home Loan Mtg. Corp. Disc. Notes
3.41%, 07/01/2026 (cost $3,484,000)		3,484,000	3,483,651

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.9%
Agreement with Bank of America Securities, Inc., bearing interest at 3.64% dated 06/30/2026, to be repurchased 07/01/2026 in the amount of $2,000,202 and collateralized by $2,329,000 of United States Treasury Notes, bearing interest at 0.63% due 05/15/2030 and having an approximate value of $2,039,149 (cost $2,000,000)	$2,000,000	$2,000,000
TOTAL INVESTMENTS (cost $162,618,116)	100.9%	213,480,601
Other assets less liabilities	(0.9)	(1,940,168)
NET ASSETS	100.0%	$211,540,433

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Allocation Moderately Aggressive Portfolio has no
right to demand registration of these securities. At June 30, 2026, the aggregate value of these securities was $9,332,522 representing 4.4% of net assets.

(1)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AMN Healthcare Services, Inc.	11/18/25, 03/11/26, 04/17/26	1,524	$29,290	$49,332	$32.37	0.0%
Delek US Holdings, Inc.	03/11/26	186	7,814	9,451	50.81	0.0
Informa PLC	09/25/24, 12/11/25	4,671	52,251	56,055	12.00	0.0
				$114,838		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)
The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)
Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated
maturities shown.

(6)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(7)	Interest Only
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2026.
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2026.
(10)	Securities classified as Level 3 (see Note 1).

ASX—Australian Stock Exchange
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange Traded Fund
FRS—Floating Rate Security
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SEHK—Hong Kong Stock Exchange
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security

EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Total Return Swaps
Counterparty (OTC)/ Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR +1.000%	Monthly	06/26/2028	$166,764	$—	$(2,751)	$(2,751)
Bank of America, N.A.	Pay	Etihad Etisalat Co.	Less than 1-Month SOFR +1.000	Monthly	06/26/2028	107,928	—	(5,070)	(5,070)
Bank of America, N.A.	Pay	Rasan Information Technology Co.	Less than 1-Month SOFR +1.000	Monthly	06/26/2028	94,044	—	596	596
							$—	$(7,225)	$(7,225)

SOFR—Secured Overnight Financing Rate

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	S&P/Toronto Stock Exchange 60 Index	September 2026	$3,187,209	$3,188,817	$1,608
9	Long	TOPIX Index	September 2026	2,158,231	2,215,751	57,520
59	Long	U.S. Treasury 10 Year Notes	September 2026	6,462,524	6,483,547	21,023
9	Long	U.S. Treasury Ultra Bonds	September 2026	1,027,428	1,045,407	17,979
4	Short	MSCI Emerging Markets Index	September 2026	357,711	351,460	6,251
21	Short	SPI 200 Index	September 2026	3,238,625	3,189,933	48,692
						$153,073

						Unrealized (Depreciation)
11	Long	MSCI EAFE Index	September 2026	$1,747,043	$1,729,915	$(17,128)
13	Long	U.S. Treasury 2 Year Notes	September 2026	2,684,064	2,679,727	(4,337)
2	Long	U.S. Treasury 5 Year Notes	September 2026	214,220	214,093	(127)
16	Short	E-Mini Russell 2000 Index	September 2026	2,412,487	2,436,480	(23,993)
3	Short	S&P 500 E-Mini Index	September 2026	1,124,805	1,132,237	(7,432)
7	Short	U.S. Treasury Long Bonds	September 2026	786,212	794,500	(8,288)
9	Short	U.S. Treasury Ultra 10 Year Notes	September 2026	1,007,502	1,012,219	(4,717)
						$(66,022)
		Net Unrealized Appreciation (Depreciation)				$87,051

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	490,500	USD	345,788	07/15/2026	$6,267	$—
	BRL	1,544,600	USD	300,156	09/16/2026	6,314	—
	HKD	631,700	USD	80,802	08/12/2026	137	—
	HUF	6,788,200	USD	22,418	09/16/2026	678	—
	SEK	6,623,400	USD	710,273	09/16/2026	24,310	—
	USD	249,586	CHF	196,000	09/16/2026	—	(4,980)
	USD	136,008	DKK	871,700	09/16/2026	—	(2,217)
	USD	761,639	EUR	653,700	09/16/2026	—	(12,359)
	USD	196,871	GBP	146,500	09/16/2026	—	(2,547)
	USD	45,201	HKD	353,900	08/12/2026	—	(9)
	USD	203,617	JPY	31,653,300	08/12/2026	—	(8,310)
	USD	28,523	MXN	500,500	07/15/2026	67	—
	USD	5,846	NOK	55,700	09/16/2026	—	(224)
	USD	4,591	PLN	16,800	09/16/2026	—	(125)
	USD	84,279	ZAR	1,395,500	07/15/2026	824	—
						38,597	(30,771)
Barclays Bank PLC	DKK	385,000	USD	60,064	09/16/2026	974	—
	JPY	756,200	USD	4,864	08/12/2026	198	—
	NZD	43,900	USD	25,748	07/15/2026	803	—
	TWD	7,561,800	USD	240,684	08/12/2026	3,671	—
	USD	52,450	AUD	74,400	07/15/2026	—	(951)
	USD	52,227	CHF	41,000	09/16/2026	—	(1,059)
	USD	3,029	EUR	2,600	09/16/2026	—	(49)
	USD	15,721	GBP	11,700	09/16/2026	—	(202)
	USD	49,685	HKD	388,000	08/12/2026	—	(140)
	USD	12,707	ILS	38,900	07/15/2026	369	—
	USD	5,613	MXN	98,500	07/15/2026	14	—
	USD	10,659	NOK	101,600	09/16/2026	—	(405)
	USD	277,084	SEK	2,584,400	09/16/2026	—	(9,427)
	USD	10,798	SGD	13,600	08/12/2026	—	(256)
	USD	11,944	ZAR	198,000	07/15/2026	130	—
						6,159	(12,489)
Citibank, N.A.	DKK	1,135,400	USD	177,096	09/16/2026	2,832	—

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	186,100	USD	216,728	09/16/2026	$3,418	$—
	GBP	426,900	USD	573,240	09/16/2026	6,981	—
	HKD	449,200	USD	57,491	08/12/2026	130	—
	HUF	8,515,700	USD	28,095	09/16/2026	822	—
	JPY	143,876,000	USD	925,528	08/12/2026	37,785	—
	PLN	84,300	USD	23,001	09/16/2026	593	—
	USD	46,370	AUD	65,700	07/15/2026	—	(893)
	USD	101,302	EUR	86,900	09/16/2026	—	(1,696)
	USD	34,171	HKD	266,800	08/12/2026	—	(102)
	USD	5,588	NOK	53,300	09/16/2026	—	(209)
	USD	9,526	SEK	88,900	09/16/2026	—	(319)
	USD	326,726	SGD	411,500	08/12/2026	—	(7,749)
	ZAR	601,500	USD	36,291	07/15/2026	—	(391)
						52,561	(11,359)
Goldman Sachs International	BRL	258,100	USD	50,007	09/16/2026	906	—
	CHF	248,200	USD	315,766	09/16/2026	6,015	—
	EUR	7,700	USD	8,970	09/16/2026	144	—
	GBP	167,900	USD	225,419	09/16/2026	2,709	—
	HUF	10,252,400	USD	33,824	09/16/2026	989	—
	ILS	341,300	USD	111,487	07/15/2026	—	(3,242)
	INR	25,029,800	USD	262,381	08/12/2026	—	(1,305)
	MXN	187,000	USD	10,756	07/15/2026	74	—
	PLN	149,200	USD	40,711	09/16/2026	1,051	—
	USD	85,629	AUD	120,900	07/15/2026	—	(1,943)
	USD	32,598	EUR	28,000	09/16/2026	—	(504)
	USD	513,741	HKD	4,011,100	08/12/2026	—	(1,543)
	USD	105,613	JPY	16,417,800	08/12/2026	—	(4,312)
	USD	96,840	MXN	1,699,400	07/15/2026	234	—
	USD	3,415	NOK	32,600	09/16/2026	—	(125)
	USD	12,217	SEK	114,100	09/16/2026	—	(400)
	ZAR	412,600	USD	24,955	07/15/2026	—	(207)
						12,122	(13,581)
HSBC Bank PLC	CNH	343,100	USD	50,788	08/12/2026	127	—
	HKD	4,189,200	USD	536,465	08/12/2026	1,525	—
	ILS	671,700	USD	219,392	07/15/2026	—	(6,401)
	MXN	92,500	USD	5,269	07/15/2026	—	(15)
	PLN	48,900	USD	13,343	09/16/2026	345	—
	SGD	19,200	USD	15,244	08/12/2026	361	—
	USD	25,321	CHF	19,900	09/16/2026	—	(486)
	USD	38,263	DKK	245,400	09/16/2026	—	(598)
	USD	9,081	EUR	7,800	09/16/2026	—	(141)
	USD	32,756	GBP	24,400	09/16/2026	—	(390)
	USD	8,458	HKD	66,200	08/12/2026	—	(4)
	USD	389,695	JPY	60,762,100	08/12/2026	—	(14,780)
	USD	9,244	NOK	88,200	09/16/2026	—	(343)
	USD	220,392	SEK	2,062,500	09/16/2026	—	(6,786)
	USD	8,790	SGD	11,200	08/12/2026	—	(108)
	ZAR	189,700	USD	11,715	07/15/2026	147	—
						2,505	(30,052)
JPMorgan Chase Bank, N.A.	EUR	449,800	USD	523,633	09/16/2026	8,066	—
	NOK	765,200	USD	80,142	09/16/2026	2,919	—
	USD	362,969	CHF	285,300	09/16/2026	—	(6,918)
						10,985	(6,918)
Morgan Stanley & Co. International PLC	CHF	77,400	USD	98,474	09/16/2026	1,880	—
	CNH	1,571,500	USD	232,654	08/12/2026	613	—
	DKK	692,100	USD	107,873	09/16/2026	1,648	—
	GBP	122,700	USD	164,627	09/16/2026	1,873	—
	MXN	43,300	USD	2,467	07/15/2026	—	(6)
	SEK	740,000	USD	79,168	09/16/2026	2,528	—
	USD	92,513	AUD	130,900	07/15/2026	—	(1,905)

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	27,272	CHF	21,400	09/16/2026	$—	$(565)
	USD	7,760	DKK	49,700	09/16/2026	—	(132)
	USD	240,548	EUR	206,700	09/16/2026	—	(3,626)
	USD	13,077	HKD	102,100	08/12/2026	—	(39)
	USD	453,531	JPY	70,500,600	08/12/2026	—	(18,529)
	USD	97,472	NOK	930,600	09/16/2026	—	(3,557)
	USD	24,344	NZD	41,500	07/15/2026	—	(763)
	USD	21,818	PLN	80,000	09/16/2026	—	(553)
	USD	57,964	SGD	73,000	08/12/2026	—	(1,378)
	ZAR	1,026,600	USD	61,928	07/15/2026	—	(678)
						8,542	(31,731)
State Street Bank & Trust Co.	GBP	250,900	USD	336,515	09/16/2026	3,711	—
	HKD	3,230,900	USD	413,821	08/12/2026	1,252	—
	HUF	5,269,200	USD	17,357	09/16/2026	482	—
	SGD	214,800	USD	168,589	08/12/2026	2,085	—
	USD	131,903	AUD	187,100	07/15/2026	—	(2,393)
	USD	136,539	CHF	107,400	09/16/2026	—	(2,505)
	USD	13,290	DKK	85,300	09/16/2026	—	(198)
	USD	304,382	EUR	261,600	09/16/2026	—	(4,533)
	USD	44,595	GBP	33,200	09/16/2026	—	(558)
	USD	22,052	HKD	172,200	08/12/2026	—	(63)
	USD	173,707	JPY	27,144,700	08/12/2026	—	(6,219)
	USD	36,913	PLN	135,400	09/16/2026	—	(921)
	USD	90,783	SEK	849,300	09/16/2026	—	(2,824)
	USD	118,937	SGD	149,800	08/12/2026	—	(2,819)
	ZAR	1,824,500	USD	110,358	07/15/2026	—	(907)
						7,530	(23,940)
Toronto Dominion Bank	EUR	450,900	USD	524,690	09/16/2026	7,862	—
	HKD	100,000	USD	12,775	08/12/2026	5	—
	HUF	3,537,500	USD	11,650	09/16/2026	320	—
	USD	114,207	AUD	162,000	07/15/2026	—	(2,071)
	USD	204,598	GBP	152,500	09/16/2026	—	(2,315)
	USD	20,930	HKD	163,400	08/12/2026	—	(64)
	USD	15,039	NOK	143,600	09/16/2026	—	(547)
	USD	353,672	SEK	3,306,800	09/16/2026	—	(11,198)
	USD	10,203	ZAR	169,100	07/15/2026	109	—
						8,296	(16,195)
UBS AG	HKD	553,600	USD	70,906	08/12/2026	214	—
	ILS	80,100	USD	26,168	07/15/2026	—	(757)
	USD	179,541	AUD	254,700	07/15/2026	—	(3,239)
	USD	120,726	CHF	94,900	09/16/2026	—	(2,292)
	USD	10,568	DKK	67,800	09/16/2026	—	(162)
	USD	417,939	EUR	359,100	09/16/2026	—	(6,334)
	USD	471,233	JPY	74,068,700	08/12/2026	—	(14,214)
	USD	54,892	MXN	963,400	07/15/2026	141	—
	USD	14,946	PLN	54,800	09/16/2026	—	(379)
	ZAR	152,200	USD	9,181	07/15/2026	—	(101)
						355	(27,478)
Westpac Banking Corp.	EUR	292,700	USD	340,557	09/16/2026	5,061	—
	MXN	198,000	USD	11,282	07/15/2026	—	(28)
	USD	23,616	AUD	33,500	07/15/2026	—	(428)
						5,061	(456)
Unrealized Appreciation (Depreciation)						$152,713	$(204,970)

AUD—Australian Dollar
BRL—Brazilian Real
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$130,861	$—	$130,861
Aerospace/Defense	3,079,044	715,910	—	3,794,954
Agriculture	1,473,387	365,906	—	1,839,293
Airlines	233,510	640,550	—	874,060
Apparel	168,251	402,212	—	570,463
Auto Manufacturers	2,751,237	398,486	—	3,149,723
Auto Parts & Equipment	429,650	368,201	—	797,851
Banks	8,575,979	6,675,342	—	15,251,321
Beverages	1,713,177	334,627	—	2,047,804
Biotechnology	2,724,968	30,955	—	2,755,923
Building Materials	356,201	601,103	—	957,304
Chemicals	2,085,615	379,241	—	2,464,856
Commercial Services	824,145	390,591	—	1,214,736
Computers	10,826,905	558,182	—	11,385,087
Cosmetics/Personal Care	501,759	116,718	—	618,477
Distribution/Wholesale	43,310	402,603	—	445,913
Diversified Financial Services	4,265,678	967,113	—	5,232,791
Electric	3,343,579	638,324	—	3,981,903
Electrical Components & Equipment	382,165	733,302	—	1,115,467
Electronics	871,161	1,165,195	—	2,036,356
Engineering & Construction	448,039	772,183	—	1,220,222
Entertainment	54,972	257,875	—	312,847
Food	477,916	771,352	—	1,249,268
Food Service	—	251,302	—	251,302
Hand/Machine Tools	149,244	251,906	—	401,150
Health Care-Products	1,347,735	93,731	—	1,441,466
Health Care-Services	733,732	311,985	—	1,045,717
Home Builders	268,100	60,820	—	328,920
Home Furnishings	43,715	70,184	—	113,899
Household Products/Wares	126,795	223,547	—	350,342
Insurance	3,677,087	1,846,926	—	5,524,013
Internet	19,370,094	1,122,272	—	20,492,366
Investment Companies	11,083	522,246	—	533,329
Iron/Steel	8,032	348,425	—	356,457
Lodging	116,445	232,192	—	348,637
Machinery-Construction & Mining	5,025,161	469,298	—	5,494,459
Machinery-Diversified	421,477	170,986	—	592,463
Media	237,588	56,055	—	293,643
Metal Fabricate/Hardware	46,035	37,619	—	83,654
Mining	437,329	1,410,709	—	1,848,038
Miscellaneous Manufacturing	384,777	113,649	—	498,426
Oil & Gas	1,459,195	1,252,990	—	2,712,185
Pharmaceuticals	6,679,997	2,430,466	—	9,110,463
Private Equity	—	94,820	—	94,820
Retail	3,218,895	944,976	—	4,163,871
Semiconductors	25,146,038	6,778,343	—	31,924,381
Shipbuilding	—	242,945	—	242,945
Software	9,592,715	311,680	—	9,904,395
Telecommunications	3,671,412	1,570,806	—	5,242,218
Toys/Games/Hobbies	118,847	205,649	—	324,496
Transportation	1,180,213	248,119	—	1,428,332
Other Industries	7,222,568	—	—	7,222,568
Convertible Preferred Stocks	60,877	—	—	60,877
Corporate Bonds & Notes	—	15,757,555	—	15,757,555

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Convertible Bonds & Notes	$—	$71,268	$—	$71,268
Loans	—	275,508	—	275,508
Asset Backed Securities	—	298,608	—	298,608
Collateralized Mortgage Obligations	—	2,928,647	—	2,928,647
U.S. Government & Agency Obligations	—	12,190,604	—	12,190,604
Municipal Securities	—	337,609	—	337,609
Unaffiliated Investment Companies	254,274	—	—	254,274
Escrows and Litigation Trusts	—	—	2	2
Rights:
Engineering & Construction	3,449	—	—	3,449
Other Industries	—	—	2,114	2,114
Short-Term Investments	—	3,483,651	—	3,483,651
Repurchase Agreements	—	2,000,000	—	2,000,000
Total Investments at Value	$136,643,557	$76,834,928	$2,116	$213,480,601
Other Financial Instruments:†
Swaps	$—	$596	$—	$596
Futures Contracts	153,073	—	—	153,073
Forward Foreign Currency Contracts	—	152,713	—	152,713
Total Other Financial Instruments	$153,073	$153,309	$—	$306,382
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$7,821	$—	$7,821
Futures Contracts	66,022	—	—	66,022
Forward Foreign Currency Contracts	—	204,970	—	204,970
Total Other Financial Instruments	$66,022	$212,791	$—	$278,813

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 26.4%
Advertising — 0.0%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$42,000	$42,833
9.50%, 02/15/2033*	45,000	45,497
Omnicom Group, Inc.
4.20%, 03/02/2029	27,000	26,643
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	170,000	176,785
WPP 2025 LLC
6.50%, 03/30/2036	62,000	60,744
		352,502
Aerospace/Defense — 0.3%
ATI, Inc.
4.88%, 10/01/2029	39,000	38,573
5.13%, 10/01/2031	20,000	19,796
Boeing Co.
2.95%, 02/01/2030	505,000	475,137
3.20%, 03/01/2029	105,000	101,229
3.38%, 06/15/2046	43,000	30,186
3.60%, 05/01/2034	65,000	58,502
3.75%, 02/01/2050	50,000	36,480
5.15%, 05/01/2030	454,000	459,535
5.71%, 05/01/2040	176,000	178,965
5.81%, 05/01/2050	31,000	30,627
5.93%, 05/01/2060	57,000	56,070
6.39%, 05/01/2031	275,000	292,201
Embraer Netherlands Finance BV
5.40%, 01/09/2038	19,000	18,347
Honeywell Aerospace, Inc.
4.95%, 03/16/2036*	59,000	58,099
5.73%, 03/16/2056*	56,000	55,997
L3Harris Technologies, Inc.
5.40%, 07/31/2033	53,000	54,181
		1,963,925
Agriculture — 0.4%
Imperial Brands Finance PLC
5.50%, 07/07/2036*	875,000	869,563
Philip Morris International, Inc.
4.38%, 11/01/2027	395,000	394,743
4.75%, 11/01/2031	695,000	697,269
5.13%, 02/15/2030	90,000	91,364
5.13%, 02/13/2031	135,000	137,480
5.38%, 02/15/2033	780,000	800,624
5.63%, 09/07/2033	130,000	135,161
		3,126,204
Airlines — 0.0%
Air Canada
3.88%, 08/15/2026*	32,000	31,960
British Airways Pass-Through Trust
2.90%, 09/15/2036*	67,356	61,530
Southwest Airlines Co.
5.25%, 11/15/2035	92,000	89,060
		182,550
Apparel — 0.0%
Wolverine World Wide, Inc.
4.00%, 08/15/2029*	205,000	193,151
Security Description		Shares or Principal Amount	Value

Auto Manufacturers — 0.1%
BMW US Capital LLC
5.00%, 03/19/2033*		$23,000	$22,714
Ford Motor Co.
3.25%, 02/12/2032		255,000	224,762
General Motors Financial Co., Inc.
3.10%, 01/12/2032		26,000	23,537
5.60%, 06/18/2031		131,000	134,103
5.90%, 01/07/2035		37,000	38,020
Hyundai Capital America
4.75%, 04/06/2029*		55,000	54,841
4.75%, 06/18/2029*		54,000	53,815
5.40%, 06/23/2032*		47,000	47,746
			599,538
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*		179,000	178,371
7.75%, 10/15/2033*		30,000	29,636
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051		57,000	35,283
Clarios Global LP/Clarios US Finance Co.
4.75%, 06/15/2031	EUR	115,000	132,922
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031*		31,000	30,999
6.38%, 04/15/2034*		15,000	14,970
Dorman Products, Inc.
6.25%, 06/15/2034*		8,000	8,092
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030		25,000	24,145
8.88%, 07/15/2032		110,000	110,955
			565,373
Banks — 4.6%
Bank of America Corp.
1.90%, 07/23/2031		190,000	169,461
2.30%, 07/21/2032		1,525,000	1,347,143
3.31%, 04/22/2042		58,000	44,962
3.85%, 03/08/2037		233,000	216,534
4.08%, 04/23/2040		127,000	111,347
4.48%, 04/23/2030		68,000	67,571
4.57%, 04/27/2033		42,000	41,170
5.43%, 08/15/2035		47,000	47,143
5.52%, 10/25/2035		158,000	158,731
6.11%, 01/29/2037		119,000	125,255
Bank of Montreal
5.30%, 06/02/2037		575,000	575,547
Bank of New York Mellon Corp.
4.54%, 04/23/2032		56,000	55,462
Bank of Nova Scotia
4.59%, 05/04/2037		128,000	123,625
BankUnited, Inc.
5.13%, 06/11/2030		133,000	132,052
Barclays PLC
5.10%, 06/26/2032		216,000	215,795
BPCE SA
5.77%, 06/02/2037*		325,000	325,758
CaixaBank SA
4.82%, 04/22/2032*		400,000	396,737
5.40%, 04/22/2037*		830,000	821,784
Citigroup, Inc.
2.90%, 11/03/2042		19,000	13,804
4.54%, 09/19/2030		73,000	72,487

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.17%, 09/11/2036		$44,000	$43,755
5.88%, 02/22/2033		85,000	88,330
6.00%, 10/31/2033		311,000	324,770
6.02%, 01/24/2036		65,000	66,951
Citizens Financial Group, Inc.
5.72%, 07/23/2032		143,000	146,773
CrediaBank SA
9.38%, 01/13/2031(1)	EUR	100,000	124,312
Deutsche Bank AG
3.55%, 09/18/2031		150,000	141,591
3.74%, 01/07/2033		200,000	183,348
First Citizens BancShares, Inc.
6.25%, 03/12/2040		67,000	66,021
FNB Corp.
5.72%, 12/11/2030		114,000	114,925
Goldman Sachs Group, Inc.
1.99%, 01/27/2032		80,000	70,368
2.38%, 07/21/2032		83,000	73,357
3.21%, 04/22/2042		75,000	56,660
4.15%, 01/21/2029		135,000	133,838
4.37%, 10/21/2031		47,000	45,968
4.41%, 04/23/2039		210,000	189,907
4.69%, 10/23/2030		360,000	358,293
4.97%, 06/03/2032		810,000	809,533
5.05%, 07/23/2030		850,000	854,980
5.07%, 01/21/2037		490,000	478,412
5.09%, 04/20/2034		2,451,000	2,441,168
5.22%, 04/23/2031		255,000	257,541
5.54%, 01/21/2047		35,000	33,853
6.75%, 10/01/2037		225,000	245,371
HSBC Holdings PLC
2.85%, 06/04/2031		350,000	324,238
4.62%, 11/06/2031		500,000	492,897
4.68%, 03/10/2032		440,000	433,949
5.21%, 08/11/2028		225,000	226,546
5.21%, 05/12/2034		675,000	672,595
5.24%, 05/13/2031		520,000	525,693
Huntington Bancshares, Inc.
5.61%, 01/28/2041		56,000	54,903
Intesa Sanpaolo SpA
5.20%, 06/29/2032*		200,000	200,448
6.01%, 06/29/2037*		250,000	251,669
JPMorgan Chase & Co.
2.07%, 06/01/2029		276,000	263,118
2.53%, 11/19/2041		200,000	141,814
2.55%, 11/08/2032		969,000	861,764
2.58%, 04/22/2032		315,000	283,893
4.26%, 10/22/2031		680,000	664,769
4.51%, 10/22/2028		669,000	668,802
4.90%, 01/22/2037		50,000	48,689
4.91%, 07/25/2033		32,000	31,962
4.95%, 10/22/2035		285,000	281,217
5.00%, 07/22/2030		1,060,000	1,067,177
5.10%, 04/22/2031		705,000	712,961
5.30%, 07/24/2029		580,000	587,552
5.34%, 01/23/2035		265,000	268,956
5.58%, 04/22/2030		670,000	684,676
5.58%, 07/23/2036		198,000	201,008
6.09%, 10/23/2029		165,000	170,024
KeyCorp
5.31%, 01/28/2037		32,000	31,531
Security Description		Shares or Principal Amount	Value

Banks (continued)
M&T Bank Corp.
5.40%, 07/30/2035		$44,000	$43,921
Metro Bank Holdings PLC
12.00%, 04/30/2029	GBP	100,000	145,770
Mizuho Financial Group, Inc.
4.97%, 07/13/2032		200,000	199,351
Morgan Stanley
1.79%, 02/13/2032		75,000	65,244
1.93%, 04/28/2032		270,000	234,752
2.48%, 09/16/2036		65,000	56,387
2.70%, 01/22/2031		690,000	640,746
3.22%, 04/22/2042		88,000	67,194
3.59%, 07/22/2028		198,000	195,833
3.62%, 04/01/2031		28,000	26,815
4.24%, 01/09/2030		585,000	577,360
4.65%, 10/18/2030		470,000	467,467
4.71%, 03/12/2032		460,000	454,315
4.81%, 04/16/2032		540,000	535,802
4.89%, 10/22/2036		25,000	24,211
5.17%, 01/16/2030		121,000	122,091
5.23%, 01/15/2031		165,000	166,861
5.30%, 04/10/2037		170,000	169,155
5.30%, 04/20/2037		97,000	96,602
5.31%, 01/18/2041		44,000	42,882
5.32%, 07/19/2035		431,000	433,075
5.45%, 07/20/2029		220,000	222,912
5.47%, 01/18/2035		155,000	157,353
5.66%, 04/18/2030		530,000	541,400
5.83%, 04/19/2035		355,000	368,299
6.41%, 11/01/2029		310,000	320,922
Morgan Stanley Private Bank NA
4.21%, 02/08/2030		900,000	888,244
NatWest Group PLC
3.03%, 11/28/2035		200,000	183,426
PNC Financial Services Group, Inc.
5.42%, 01/25/2041		19,000	18,666
Regions Financial Corp.
5.72%, 06/06/2030		58,000	59,526
7.38%, 12/10/2037		98,000	111,497
Royal Bank of Canada
4.40%, 04/17/2030		70,000	69,419
Santander Holdings USA, Inc.
5.70%, 06/05/2037		76,000	75,940
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033		200,000	198,592
Texas Capital Bancshares, Inc.
5.30%, 02/27/2032		53,000	52,452
Toronto-Dominion Bank
4.87%, 04/22/2033		107,000	106,210
Truist Financial Corp.
5.28%, 04/23/2037		70,000	69,323
US Bancorp
2.49%, 11/03/2036		224,000	195,000
Valley National Bancorp.
6.22%, 06/01/2036		94,000	93,648
Walker & Dunlop, Inc.
6.63%, 04/01/2033*		71,000	72,131
Webster Financial Corp.
5.78%, 09/11/2035		86,000	86,671
Wells Fargo & Co.
3.07%, 04/30/2041		70,000	53,456
4.08%, 09/15/2029		93,000	91,695
4.75%, 12/07/2046		18,000	15,324

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.84%, 05/20/2032	$97,000	$96,672
5.50%, 01/23/2035	56,000	57,078
5.61%, 01/15/2044	52,000	50,082
Western Alliance Bank
6.54%, 11/15/2035	100,000	99,304
		31,686,320
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	118,000	107,501
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	324,000	324,523
Constellation Brands, Inc.
4.85%, 05/06/2031	36,000	35,990
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	719,000	639,137
3.20%, 05/01/2030	51,000	47,976
3.95%, 04/15/2029	140,000	137,085
4.05%, 04/15/2032	355,000	336,856
5.20%, 03/15/2031	253,000	255,496
5.30%, 03/15/2034	267,000	267,679
Maple Parent Holdings Corp.
5.70%, 03/26/2036*	47,000	47,582
6.63%, 03/26/2056*	61,000	64,218
Molson Coors Beverage Co.
5.50%, 07/08/2036	32,000	32,163
PepsiCo., Inc.
3.60%, 02/18/2028	44,000	43,525
4.45%, 02/07/2028	52,000	52,132
4.65%, 07/23/2032	45,000	45,219
		2,437,082
Biotechnology — 0.1%
Amgen, Inc.
3.15%, 02/21/2040	120,000	93,560
4.20%, 02/19/2031	34,000	33,340
4.40%, 05/01/2045	22,000	18,638
4.85%, 02/19/2036	20,000	19,594
5.15%, 03/02/2028	54,000	54,515
5.65%, 03/02/2053	78,000	75,918
5.75%, 03/02/2063	39,000	37,818
Gilead Sciences, Inc.
4.80%, 11/15/2029	57,000	57,567
4.90%, 05/20/2034	46,000	45,921
5.10%, 06/15/2035	37,000	37,309
Royalty Pharma PLC
2.15%, 09/02/2031	105,000	92,199
5.15%, 09/02/2029	31,000	31,410
		597,789
Building Materials — 0.1%
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*	125,000	120,022
12.75%, 01/15/2031*(2)	46,200	35,489
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	202,833
JH North America Holdings, Inc.
6.13%, 07/31/2032*	120,000	120,995
Owens Corning
5.50%, 06/15/2027	30,000	30,257
		509,596
Security Description		Shares or Principal Amount	Value

Chemicals — 0.3%
Bond US Bidco. 1, Inc./Bidco 2/Bidco 3/German Bidco. 1 GmbH/German Bidco. 2
7.13%, 06/15/2033*		$200,000	$201,945
Celanese US Holdings LLC
6.50%, 04/15/2030		95,000	96,817
7.00%, 02/15/2031		15,000	15,439
7.38%, 02/15/2034		45,000	46,491
CF Industries, Inc.
5.38%, 03/15/2044		91,000	85,334
Eastman Chemical Co.
4.50%, 02/20/2031		46,000	45,124
5.75%, 03/08/2033		65,000	67,217
Ecolab, Inc.
2.70%, 12/15/2051		88,000	53,645
4.60%, 06/15/2029		103,000	103,156
FMC Corp.
8.00%, 06/01/2031*		20,000	20,816
8.45%, 11/01/2055		80,000	58,265
Itelyum Regeneration Spa
5.75%, 04/15/2030	EUR	200,000	231,683
Methanex US Operations, Inc.
6.25%, 03/15/2032*		55,000	55,696
Minerals Technologies, Inc.
5.00%, 07/01/2028*		47,000	46,647
Nutrien, Ltd.
4.85%, 05/29/2031		32,000	31,969
OCP SA
6.70%, 03/01/2036*		200,000	208,960
Olympus Water US Holding Corp.
6.25%, 10/01/2029*		200,000	197,175
PPG Industries, Inc.
4.38%, 03/15/2031		65,000	63,863
Tronox, Inc.
4.63%, 03/15/2029*		170,000	119,008
Westlake Corp.
3.38%, 08/15/2061		78,000	46,864
			1,796,114
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*		16,000	16,200
Commercial Services — 0.3%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		175,000	182,942
Automatic Data Processing, Inc.
5.00%, 05/07/2036		56,000	55,593
BCP V Modular Services Finance II PLC
4.75%, 11/30/2028	EUR	100,000	107,989
Champions Financing, Inc.
8.75%, 02/15/2029*		69,000	67,107
CompoSecure Holdings LLC
5.63%, 02/01/2033*		245,000	239,159
Element Fleet Management Corp.
4.64%, 11/24/2030*		555,000	548,139
EquipmentShare.com, Inc.
7.13%, 07/01/2034*		15,000	14,738
8.00%, 03/15/2033*		52,000	53,234
8.63%, 05/15/2032*		32,000	33,288
ERAC USA Finance LLC
5.25%, 04/30/2036*		106,000	105,755
Ford Foundation
2.82%, 06/01/2070		65,000	36,756

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Global Payments, Inc.
5.20%, 11/15/2032	$44,000	$42,973
5.55%, 11/15/2035	55,000	53,318
Herc Holdings, Inc.
7.00%, 06/15/2030*	18,000	18,640
7.25%, 06/15/2033*	40,000	41,702
Hertz Corp.
12.63%, 07/15/2029*	38,000	30,928
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	74,000	49,542
Quanta Services, Inc.
2.35%, 01/15/2032	62,000	54,433
3.05%, 10/01/2041	45,000	33,367
5.10%, 08/09/2035	32,000	31,787
S&P Global, Inc.
2.95%, 03/01/2029	83,000	79,697
4.25%, 01/15/2031*	30,000	29,375
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	54,000	54,103
Triton Container International, Ltd.
3.15%, 06/15/2031*	186,000	168,405
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	51,000	45,726
5.15%, 02/15/2033	70,000	68,748
Verisk Analytics, Inc.
4.45%, 03/15/2031	50,000	48,960
WEX, Inc.
6.50%, 03/15/2033*	52,000	51,776
		2,348,180
Computers — 0.2%
Accenture Capital, Inc.
4.50%, 10/04/2034	40,000	38,359
Apple, Inc.
1.40%, 08/05/2028	144,000	135,909
2.65%, 05/11/2050	102,000	62,401
2.70%, 08/05/2051	34,000	20,732
4.38%, 05/13/2045	47,000	40,696
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029*	43,000	41,969
5.95%, 04/15/2035	98,000	97,613
CACI International, Inc.
6.38%, 06/15/2033*	40,000	40,569
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	99,000	75,627
4.35%, 02/01/2030	69,000	68,121
4.75%, 04/01/2028	76,000	76,215
4.75%, 07/15/2031	23,000	22,861
8.10%, 07/15/2036	69,000	82,074
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	45,000	45,748
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	35,000	34,945
5.25%, 04/01/2033	47,000	47,145
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	170,000	170,013
International Business Machines Corp.
4.60%, 02/03/2033	100,000	97,741
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	5,000	4,165
Security Description	Shares or Principal Amount	Value

Computers (continued)
McAfee Corp.
7.38%, 02/15/2030*	$240,000	$203,938
		1,406,841
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	61,000	58,972
Kenvue, Inc.
4.85%, 05/22/2032	44,000	44,222
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	58,000	55,396
Prestige Brands, Inc.
6.25%, 07/15/2034*	20,000	20,100
		178,690
Distribution/Wholesale — 0.0%
ADI Escrow Issuer LLC
7.13%, 07/15/2034*	26,000	26,476
Core & Main LP
6.00%, 07/01/2034*	10,000	10,047
Dealer Tire Financial LLC
10.38%, 10/01/2031*	28,000	27,900
Veritiv Operating Co.
10.50%, 11/30/2030*	58,000	59,318
		123,741
Diversified Financial Services — 0.7%
Air Lease Corp.
4.13%, 12/15/2026(1)	25,000	24,477
8.26%, 09/15/2026(1)	34,000	34,165
Ally Financial, Inc.
6.65%, 01/17/2040	55,000	54,406
6.70%, 02/14/2033	2,000	2,059
American Express Co.
4.44%, 05/03/2030	79,000	78,513
4.92%, 07/20/2033	29,000	28,984
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032*	720,000	711,382
Credit Acceptance Corp.
6.63%, 03/15/2030*	50,000	50,080
9.25%, 12/15/2028*	5,000	5,207
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	185,000	182,342
Equitable America Global Funding
4.30%, 12/15/2028*	44,000	43,542
4.70%, 09/15/2032*	455,000	445,835
First Eagle Holdings, Inc.
7.25%, 08/15/2032*	255,000	256,695
Focus Financial Partners LLC
6.75%, 09/15/2031*	54,000	54,336
Freedom Mtg. Holdings LLC
7.88%, 04/01/2033*	100,000	97,522
9.25%, 02/01/2029*	85,000	87,837
Gabx Leasing LLC
4.63%, 04/15/2031*	32,000	31,553
goeasy, Ltd.
6.88%, 05/15/2030*	68,000	60,522
6.88%, 02/15/2031*	131,000	115,854
7.63%, 07/01/2029*	22,000	20,777
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	72,000	72,015
6.75%, 05/01/2033*	4,000	4,113
Mastercard, Inc.
4.35%, 01/15/2032	43,000	42,367

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	$55,000	$56,816
Planet Financial Group LLC
10.50%, 12/15/2029*	31,000	30,613
Rocket Cos., Inc.
6.13%, 08/01/2031*	28,000	28,597
6.50%, 06/15/2034*	6,000	6,154
SLM Corp.
6.50%, 05/15/2032	40,000	39,954
Stonebriar ABF Issuer LLC
7.00%, 08/15/2031*	145,000	144,978
Synchrony Financial
2.88%, 10/28/2031	810,000	714,733
4.95%, 02/25/2032	540,000	526,417
5.15%, 03/19/2029	65,000	65,010
5.45%, 03/06/2031	80,000	79,979
6.00%, 07/29/2036	398,000	399,855
7.25%, 02/02/2033	45,000	46,909
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	54,000	56,479
Visa, Inc.
4.40%, 02/12/2033	37,000	36,441
		4,737,518
Electric — 4.5%
AEP Texas, Inc.
5.85%, 10/15/2055	68,000	66,690
AES Corp.
2.45%, 01/15/2031	37,000	33,005
5.20%, 07/15/2029	28,000	28,159
Alabama Power Co.
3.45%, 10/01/2049	235,000	166,697
4.15%, 08/15/2044	355,000	294,088
Arizona Public Service Co.
5.70%, 08/15/2034	410,000	423,604
Chpe LLC
5.10%, 06/30/2033*	1,035,000	1,032,276
Clearway Energy Operating LLC
3.75%, 02/15/2031*	100,000	92,752
3.75%, 01/15/2032*	65,000	59,154
4.75%, 03/15/2028*	100,000	99,081
5.75%, 01/15/2034*	15,000	14,708
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	260,000	244,601
CMS Energy Corp.
4.75%, 06/01/2050	71,000	69,573
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	322,233
4.13%, 05/15/2049	67,000	52,929
4.45%, 03/15/2044	31,000	26,780
4.50%, 12/01/2045	41,000	35,104
5.50%, 03/15/2055	360,000	343,140
5.75%, 11/15/2055	100,000	98,624
5.88%, 06/15/2056	622,000	625,287
Dominion Energy, Inc.
5.25%, 08/01/2033	65,000	65,586
5.35%, 06/15/2036	55,000	55,064
DTE Energy Co.
4.88%, 06/01/2028	65,000	65,271
Duke Energy Carolinas LLC
3.55%, 03/15/2052	29,000	20,599
4.00%, 09/30/2042	145,000	120,269
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.15%, 06/15/2036	$730,000	$730,739
5.40%, 01/15/2054	18,000	17,149
6.00%, 01/15/2038	40,000	42,378
Duke Energy Corp.
2.55%, 06/15/2031	370,000	333,616
5.45%, 06/15/2034	110,000	112,349
5.80%, 06/15/2054	168,000	163,711
Duke Energy Florida LLC
1.75%, 06/15/2030	340,000	304,834
4.85%, 12/01/2035	180,000	176,460
5.95%, 11/15/2052	31,000	31,786
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	414,766
3.25%, 10/01/2049	110,000	74,912
4.90%, 07/15/2043	135,000	124,298
4.95%, 03/15/2036	21,000	20,641
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	22,000	21,547
Duke Energy Progress LLC
4.00%, 04/01/2052	45,000	34,409
4.15%, 12/01/2044	655,000	539,277
Edison International
4.80%, 03/15/2031	450,000	437,794
5.25%, 03/15/2032	295,000	290,980
6.25%, 03/15/2030	520,000	534,125
Emera US Finance LLC
5.20%, 04/01/2033	35,000	34,851
Emera US Finance LP
4.75%, 06/15/2046	58,000	49,430
Entergy Mississippi LLC
3.85%, 06/01/2049	30,000	22,597
Entergy Texas, Inc.
4.50%, 03/30/2039	113,000	102,893
Evergy Missouri West, Inc.
4.70%, 05/21/2029*	27,000	26,977
Eversource Energy
4.45%, 12/15/2030	310,000	304,668
5.13%, 05/15/2033	130,000	130,064
5.50%, 01/01/2034	462,000	469,986
FirstEnergy Corp.
4.85%, 07/15/2047	66,000	57,357
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	92,000	92,902
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	86,000	71,882
Florida Power & Light Co.
5.15%, 06/15/2029	73,000	74,368
5.60%, 02/15/2066	26,000	25,012
Georgia Power Co.
3.25%, 03/15/2051	100,000	67,577
4.30%, 03/15/2042	300,000	260,544
4.55%, 03/15/2030	380,000	379,039
4.75%, 09/01/2040	195,000	182,548
Interstate Power & Light Co.
3.50%, 09/30/2049	77,000	54,145
Kentucky Power Co.
7.00%, 11/15/2033*	109,000	117,334
Kentucky Utilities Co.
5.85%, 08/15/2055	18,000	18,073
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	58,000	51,938
Narragansett Electric Co.
5.35%, 05/01/2034*	47,000	47,672

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	$31,000	$30,817
4.15%, 08/25/2028	22,000	21,820
4.40%, 05/11/2029	83,000	82,641
4.75%, 02/07/2028	25,000	25,101
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	50,000	52,188
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	27,000	27,227
6.20%, 10/01/2056	965,000	964,067
6.63%, 10/01/2066	435,000	441,698
NRG Energy, Inc.
3.63%, 02/15/2031*	61,000	56,648
4.96%, 04/30/2031*	38,000	37,581
5.88%, 05/15/2034*	50,000	49,737
NSTAR Electric Co.
5.40%, 06/01/2034	140,000	142,945
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	54,000	52,394
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,290,000	1,157,353
3.30%, 08/01/2040	209,000	156,665
3.95%, 12/01/2047	105,000	76,925
4.30%, 03/15/2045	158,000	124,298
4.50%, 07/01/2040	40,000	34,423
4.60%, 06/15/2043	66,000	54,768
4.75%, 02/15/2044	155,000	131,248
4.95%, 07/01/2050	68,000	56,773
5.05%, 10/15/2032	170,000	168,960
5.20%, 05/01/2036	145,000	140,836
5.70%, 03/01/2035	320,000	323,342
5.80%, 05/15/2034	585,000	598,004
5.90%, 10/01/2054	65,000	61,387
6.10%, 01/15/2029	260,000	267,712
6.10%, 10/15/2055	83,000	80,344
6.15%, 01/15/2033	147,000	153,571
6.15%, 03/01/2055	49,000	47,787
6.30%, 08/15/2056	150,000	149,395
6.70%, 04/01/2053	70,000	72,813
6.75%, 01/15/2053	649,000	681,405
6.95%, 03/15/2034	538,000	586,689
PacifiCorp
3.30%, 03/15/2051	59,000	38,453
5.10%, 04/15/2031	60,000	60,550
5.45%, 04/15/2033	625,000	634,460
5.80%, 04/15/2036	155,000	158,883
7.13%, 08/15/2056	469,000	465,852
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	94,000	92,037
PG&E Corp.
6.85%, 09/15/2056	320,000	318,864
Pinnacle West Capital Corp.
4.90%, 05/15/2028	171,000	171,604
5.15%, 05/15/2030	633,000	641,394
PPL Capital Funding, Inc.
5.25%, 09/01/2034	23,000	23,100
Public Service Co. of Colorado
2.70%, 01/15/2051	165,000	98,843
3.70%, 06/15/2028	119,000	117,372
4.10%, 06/15/2048	51,000	40,665
Security Description	Shares or Principal Amount	Value

Electric (continued)
Public Service Co. of Oklahoma
2.20%, 08/15/2031	$86,000	$75,614
5.20%, 01/15/2035	850,000	846,306
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033	175,000	185,220
Puget Energy, Inc.
5.73%, 03/15/2035	325,000	327,068
Puget Sound Energy, Inc.
5.69%, 06/15/2054	41,000	40,532
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	151,933
Sempra
5.25%, 03/15/2036	47,000	46,383
Southern California Edison Co.
3.90%, 03/15/2043	91,000	69,756
4.00%, 04/01/2047	145,000	108,098
4.13%, 03/01/2048	472,000	355,245
4.65%, 10/01/2043	90,000	76,154
5.15%, 06/01/2029	520,000	525,485
5.45%, 03/01/2035	310,000	310,608
5.45%, 06/01/2052	543,000	485,091
5.70%, 03/01/2053	322,000	297,181
5.75%, 04/15/2054	15,000	13,961
5.88%, 12/01/2053	475,000	450,928
5.90%, 03/01/2055	35,000	33,415
6.20%, 09/15/2055	105,000	104,389
Southern Power Co.
4.80%, 06/15/2031	560,000	558,424
4.90%, 10/01/2035	255,000	247,396
Southwestern Electric Power Co.
5.20%, 04/01/2036	160,000	157,887
5.90%, 04/01/2056	178,000	175,773
Southwestern Public Service Co.
5.30%, 08/15/2036	570,000	568,479
5.88%, 08/15/2056	70,000	69,554
Talen Energy Supply LLC
6.25%, 02/01/2034*	30,000	29,818
6.38%, 05/01/2033*	15,000	14,981
6.50%, 02/01/2036*	30,000	30,245
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	32,000	32,262
Union Electric Co.
3.90%, 04/01/2052	43,000	32,494
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	91,063
4.20%, 05/15/2045	40,000	32,941
4.95%, 03/15/2036	1,285,000	1,257,739
5.00%, 01/15/2034	165,000	164,719
5.35%, 01/15/2054	90,000	84,347
5.65%, 03/15/2055	80,000	78,216
Vistra Operations Co. LLC
4.30%, 10/15/2028*	58,000	57,320
5.55%, 04/30/2036*	92,000	91,530
WEC Energy Group, Inc.
4.75%, 01/15/2028	500,000	501,236
Wisconsin Power & Light Co.
3.95%, 09/01/2032	38,000	36,117
Xcel Energy, Inc.
4.75%, 03/21/2028	220,000	220,621
5.60%, 04/15/2035	505,000	514,493
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	225,000	232,816

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
7.75%, 04/15/2034*	$4,000	$4,210
8.38%, 01/15/2031*	60,000	63,990
		31,326,579
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	19,000	18,857
6.63%, 01/15/2032*	17,000	17,372
		36,229
Electronics — 0.2%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	52,000	52,914
5.60%, 05/29/2034	39,000	39,821
Amphenol Corp.
3.90%, 11/15/2028	42,000	41,493
Fortive Corp.
4.75%, 05/15/2031	68,000	67,557
Hubbell, Inc.
4.65%, 06/15/2031	115,000	114,545
4.90%, 06/15/2033	410,000	406,923
5.15%, 06/15/2036	45,000	44,801
Ingram Micro, Inc.
4.75%, 05/15/2029*	239,000	234,724
nVent Finance SARL
2.75%, 11/15/2031	76,000	67,856
Trimble, Inc.
6.10%, 03/15/2033	38,000	39,676
TTM Technologies, Inc.
4.00%, 03/01/2029*	56,000	54,094
Vontier Corp.
2.95%, 04/01/2031	112,000	101,507
		1,265,911
Engineering & Construction — 0.0%
MasTec, Inc.
5.90%, 06/15/2029	47,000	48,363
Entertainment — 0.1%
Cinemark USA, Inc.
7.00%, 08/01/2032*	180,000	185,698
Light & Wonder International, Inc.
6.25%, 10/01/2033*	90,000	89,512
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	79,000	78,277
Penn Entertainment, Inc.
4.13%, 07/01/2029*	145,000	139,025
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	40,000	39,145
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.63%, 01/15/2032*	200,000	205,935
Voyager Parent LLC
9.25%, 07/01/2032*	76,000	80,374
		817,966
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	55,000	55,362
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034*	35,000	34,233
Security Description		Shares or Principal Amount	Value

Environmental Control (continued)
Republic Services, Inc.
4.75%, 07/15/2031		$46,000	$46,101
Veralto Corp.
4.85%, 01/15/2032		180,000	179,710
Waste Connections, Inc.
2.20%, 01/15/2032		91,000	79,680
Waste Management, Inc.
4.88%, 02/15/2029		57,000	57,590
			452,676
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*		2,000	1,954
5.75%, 03/31/2034*		62,000	59,045
6.25%, 03/15/2033*		75,000	74,339
Bellis Acquisition Co. PLC
8.13%, 05/14/2030	GBP	220,000	274,133
Chobani LLC/Chobani Finance Corp., Inc.
6.38%, 04/15/2034*		50,000	50,745
Conagra Brands, Inc.
7.00%, 10/01/2028		111,000	115,889
Froneri Lux FinCo. SARL
6.00%, 08/01/2032*		200,000	196,128
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*		189,000	192,617
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.63%, 03/10/2037*		435,000	433,186
5.75%, 04/01/2033		155,000	159,134
5.95%, 04/20/2035		210,000	216,543
6.25%, 03/01/2056		290,000	284,068
6.38%, 04/15/2066		1,255,000	1,231,791
Kellanova
7.45%, 04/01/2031		110,000	122,887
Kraft Heinz Foods Co.
4.38%, 06/01/2046		14,000	11,200
4.88%, 10/01/2049		19,000	15,930
5.20%, 03/15/2032		34,000	34,445
Kroger Co.
3.88%, 10/15/2046		18,000	13,725
5.00%, 09/15/2034		31,000	30,590
5.50%, 09/15/2054		60,000	56,278
5.65%, 09/15/2064		101,000	94,655
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*		40,000	41,200
Mars, Inc.
4.65%, 04/20/2031*		97,000	97,080
4.80%, 03/01/2030*		115,000	115,343
5.00%, 03/01/2032*		80,000	80,563
5.20%, 03/01/2035*		580,000	582,306
5.65%, 05/01/2045*		1,599,000	1,588,814
5.70%, 05/01/2055*		38,000	37,436
Performance Food Group, Inc.
4.25%, 08/01/2029*		23,000	22,325
5.63%, 03/01/2034*		25,000	24,537
Post Holdings, Inc.
6.25%, 10/15/2034*		75,000	73,692
Sysco Corp.
4.40%, 07/25/2031		78,000	76,085
4.45%, 03/15/2048		39,000	31,742
4.50%, 04/01/2046		59,000	49,294

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
The Campbell's Company
5.40%, 03/21/2034	$645,000	$635,386
US Foods, Inc.
5.75%, 04/15/2033*	45,000	45,061
		7,170,146
Forest Products & Paper — 0.0%
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	112,627
Gas — 0.4%
Atmos Energy Corp.
4.75%, 01/15/2032	825,000	822,392
NiSource, Inc.
5.30%, 05/18/2036	190,000	190,129
5.40%, 06/30/2033	235,000	241,372
5.85%, 04/01/2055	17,000	16,857
Southern California Gas Co.
6.00%, 06/15/2055	635,000	643,620
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	610,000	604,645
		2,519,015
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	81,000	80,640
Health Care-Products — 0.5%
Abbott Laboratories
4.75%, 03/15/2038	39,000	37,566
5.50%, 03/15/2056	42,000	41,133
Agilent Technologies, Inc.
2.30%, 03/12/2031	124,000	111,390
2.75%, 09/15/2029	89,000	84,084
Augusta SpinCo. Corp.
4.66%, 03/23/2031	565,000	560,687
4.95%, 03/23/2033	340,000	337,913
Avantor Funding, Inc.
3.88%, 11/01/2029*	310,000	295,952
Baxter International, Inc.
2.54%, 02/01/2032	995,000	856,494
4.90%, 12/15/2030	220,000	218,374
5.65%, 12/15/2035	26,000	25,790
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	101,440
STERIS Irish Finco. Unlimited Co.
3.75%, 03/15/2051	154,000	110,194
Teleflex, Inc.
5.88%, 01/15/2032*	45,000	45,340
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	665,000	654,426
5.00%, 01/31/2029	44,000	44,583
VSP Optical Group, Inc.
5.40%, 06/01/2033*	26,000	26,066
		3,551,432
Health Care-Services — 0.4%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029*	50,000	49,220
7.38%, 03/15/2033*	100,000	102,942
Charles River Laboratories International, Inc.
4.00%, 03/15/2031*	60,000	56,283
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	35,000	32,199
Security Description	Shares or Principal Amount	Value

Health Care-Services (continued)
6.88%, 04/15/2029*	$70,000	$68,852
9.75%, 01/15/2034*	45,000	46,984
10.88%, 01/15/2032*	26,000	28,000
Cigna Group
2.38%, 03/15/2031	35,000	31,508
3.40%, 03/15/2050	126,000	87,187
3.88%, 10/15/2047	31,000	23,817
4.38%, 10/15/2028	37,000	36,847
Concentra Health Services, Inc.
6.88%, 07/15/2032*	55,000	56,932
Elevance Health, Inc.
5.70%, 09/15/2055	26,000	25,325
6.10%, 10/15/2052	11,000	11,281
HCA, Inc.
3.38%, 03/15/2029	34,000	32,856
3.50%, 09/01/2030	72,000	68,302
3.50%, 07/15/2051	92,000	62,245
3.63%, 03/15/2032	160,000	148,938
4.63%, 03/15/2052	91,000	74,088
5.45%, 04/01/2031	53,000	54,153
5.45%, 09/15/2034	205,000	207,201
5.50%, 03/01/2032	51,000	52,109
5.60%, 04/01/2034	95,000	97,003
Humana, Inc.
4.88%, 04/01/2030	40,000	39,956
5.88%, 03/01/2033	55,000	56,727
5.95%, 03/15/2034	217,000	224,628
Molina Healthcare, Inc.
3.88%, 05/15/2032*	26,000	23,507
6.25%, 01/15/2033*	30,000	30,050
Quest Diagnostics, Inc.
5.00%, 12/15/2034	60,000	59,594
Sotera Health Holdings LLC
7.38%, 06/01/2031*	70,000	72,580
Star Parent, Inc.
9.00%, 10/01/2030*	245,000	256,406
Tenet Healthcare Corp.
5.50%, 11/15/2032*	78,000	77,560
6.00%, 11/15/2033*	35,000	35,306
UnitedHealth Group, Inc.
4.25%, 06/15/2048	79,000	64,177
4.75%, 05/15/2052	59,000	50,599
4.90%, 04/15/2031	47,000	47,485
4.95%, 05/15/2062	28,000	23,968
		2,516,815
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	55,000	54,514
Lennar Corp.
5.20%, 07/30/2030	30,000	30,330
Mattamy Group Corp.
4.63%, 03/01/2030*	56,000	53,742
6.00%, 12/15/2033*	15,000	14,399
		152,985
Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	68,000	61,120
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	62,000	61,830

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
7.00%, 01/15/2031*	$200,000	$203,252
7.38%, 10/01/2032*	70,000	69,479
Aon North America, Inc.
5.30%, 03/01/2031	94,000	95,664
Assurant, Inc.
5.55%, 02/15/2036	59,000	58,697
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	210,000	211,587
8.38%, 02/01/2034*	118,000	109,230
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	45,000	45,195
Chubb INA Holdings LLC
4.65%, 08/15/2029	99,000	99,487
CRC Insurance Group LLC
7.13%, 06/01/2031*	66,000	65,790
Fortitude Global Funding
5.50%, 06/12/2031*	685,000	688,404
GA Global Funding Trust
4.50%, 09/18/2030*	295,000	285,852
5.20%, 12/09/2031*	395,000	390,283
Global Atlantic Fin Co.
3.13%, 06/15/2031*	395,000	354,344
7.95%, 06/15/2033*	25,000	27,660
Globe Life, Inc.
4.80%, 06/15/2032	675,000	665,139
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	109,000	69,303
Manulife Financial Corp.
4.99%, 12/11/2035	36,000	35,439
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	52,000	52,091
New York Life Global Funding
4.85%, 01/09/2028*	44,000	44,235
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	52,000	51,982
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	24,000	24,692
Pacific Life Insurance Co.
5.95%, 09/15/2055*	30,000	29,859
Principal Financial Group, Inc.
5.30%, 01/15/2037	360,000	356,606
Prudential Financial, Inc.
5.70%, 09/15/2048	54,000	54,105
Sammons Financial Group Global Funding
5.10%, 06/22/2031*	220,000	219,084
Teachers Insurance & Annuity Association of America
6.05%, 06/15/2056*	40,000	40,361
Unum Group
5.25%, 12/15/2035	14,000	13,783
		4,484,553
Internet — 1.0%
Alphabet, Inc.
4.40%, 02/15/2033	56,000	54,796
5.30%, 05/15/2065	39,000	35,767
5.35%, 11/15/2045	38,000	36,866
5.70%, 11/15/2075	58,000	55,673
5.75%, 02/15/2066	270,000	267,109
Security Description		Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.
3.90%, 11/20/2028		$99,000	$97,957
4.05%, 08/22/2047		38,000	30,095
4.55%, 03/13/2033		71,000	69,843
5.55%, 11/20/2065		414,000	386,829
5.95%, 03/13/2066		860,000	855,060
6.05%, 03/13/2076		81,000	80,755
Gen Digital, Inc.
6.25%, 04/01/2033*		6,000	5,914
6.75%, 09/30/2027*		8,000	8,024
7.13%, 09/30/2030*		37,000	37,659
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(2)		68,348	55,644
Match Group Holdings II LLC
3.63%, 10/01/2031*		13,000	11,697
4.13%, 08/01/2030*		39,000	36,705
6.13%, 09/15/2033*		20,000	19,764
Meta Platforms, Inc.
4.60%, 11/15/2032		28,000	27,532
5.50%, 11/15/2045		38,000	35,261
5.55%, 08/15/2064		783,000	684,245
5.63%, 11/15/2055		76,000	68,868
5.75%, 11/15/2065		1,480,000	1,329,531
6.45%, 05/15/2066		1,972,000	1,947,591
United Group BV
6.50%, 10/31/2031*	EUR	200,000	235,816
Wayfair LLC
6.75%, 11/15/2032*		55,000	56,479
7.13%, 05/31/2034*		85,000	87,395
7.25%, 10/31/2029*		90,000	92,885
			6,711,760
Investment Companies — 0.6%
Ares Strategic Income Fund
5.55%, 04/15/2031		425,000	412,395
Blackstone Private Credit Fund
5.95%, 07/16/2029		210,000	210,077
5.95%, 05/15/2031		205,000	201,814
Gaci First Investment Co.
4.88%, 02/14/2035		200,000	194,232
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/2033*		1,080,000	1,084,597
6.75%, 07/15/2035		14,000	14,553
7.13%, 11/15/2056		28,000	28,424
8.00%, 06/01/2056		35,000	37,077
HPS Corp. Lending Fund
5.45%, 11/15/2030		585,000	565,524
5.65%, 04/02/2031*		730,000	708,532
5.85%, 06/05/2030		215,000	211,962
6.30%, 08/19/2031*		205,000	204,489
			3,873,676
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*		76,000	75,399
Commercial Metals Co.
3.88%, 02/15/2031		47,000	44,038
Mineral Resources, Ltd.
6.00%, 05/01/2032*		20,000	19,785
6.25%, 05/01/2034*		25,000	24,582
8.50%, 05/01/2030*		20,000	20,650
9.25%, 10/01/2028*		20,000	20,649

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
Nucor Corp.
4.30%, 05/23/2027	$64,000	$64,012
Steel Dynamics, Inc.
4.00%, 12/15/2028	30,000	29,547
		298,662
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/2032*	45,000	45,440
6.13%, 02/15/2033*	40,000	40,486
NCL Corp., Ltd.
5.88%, 01/15/2031*	6,000	5,823
6.25%, 03/01/2030*	100,000	99,759
6.25%, 09/15/2033*	37,000	35,933
6.75%, 02/01/2032*	278,000	277,375
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	47,000	47,662
		552,478
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	75,000	70,496
5.00%, 06/01/2029*	20,000	19,521
Marriott International, Inc.
2.85%, 04/15/2031	36,000	33,083
3.50%, 10/15/2032	76,000	69,945
4.50%, 05/01/2033	33,000	31,942
5.50%, 04/15/2037	25,000	25,240
Station Casinos LLC
6.63%, 03/15/2032*	88,000	89,371
Travel & Leisure Co.
6.13%, 09/01/2033*	40,000	39,586
6.25%, 06/01/2031*	40,000	40,244
		419,428
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	100,000	99,022
4.10%, 08/15/2028	53,000	52,729
4.30%, 05/15/2029	53,000	52,806
GE Vernova, Inc.
4.88%, 02/04/2036	27,000	26,575
5.50%, 02/04/2056	39,000	37,831
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031*	55,000	55,613
		324,576
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	62,000	62,341
Deere & Co.
5.45%, 01/16/2035	43,000	44,456
Deere Funding Canada Corp.
4.15%, 10/09/2030	46,000	45,200
Esab Corp.
5.63%, 04/01/2031*	45,000	45,049
John Deere Capital Corp.
4.13%, 01/18/2029	37,000	36,770
4.40%, 09/08/2031	71,000	70,383
4.90%, 03/07/2031	40,000	40,520
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030	$1,045,000	$1,051,585
Xylem, Inc.
5.45%, 06/01/2036	30,000	30,557
		1,426,861
Media — 1.3%
Cable One, Inc.
4.00%, 11/15/2030*	66,000	35,614
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	240,000	216,140
4.25%, 01/15/2034*	45,000	38,094
4.75%, 02/01/2032*	100,000	89,197
6.38%, 09/01/2029*	31,000	30,969
7.00%, 02/01/2033*	40,000	39,227
7.38%, 02/01/2036*	55,000	53,938
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	73,000	51,108
3.50%, 03/01/2042	151,000	104,298
3.85%, 04/01/2061	63,000	36,997
4.80%, 03/01/2050	97,000	72,353
5.13%, 07/01/2049	645,000	497,815
5.38%, 05/01/2047	501,000	405,506
5.75%, 04/01/2048	1,010,000	850,151
6.38%, 10/23/2035	31,000	30,949
6.48%, 10/23/2045	450,000	412,531
Comcast Corp.
2.80%, 01/15/2051	75,000	41,802
2.89%, 11/01/2051	535,000	303,207
2.94%, 11/01/2056	5,000	2,708
3.20%, 07/15/2036	675,000	560,602
3.25%, 11/01/2039	110,000	83,845
3.40%, 07/15/2046	255,000	172,034
4.60%, 10/15/2038	83,000	74,983
5.17%, 01/15/2037*	67,000	64,373
5.50%, 05/15/2064	59,000	50,465
Cox Communications, Inc.
5.45%, 09/01/2034*	259,000	246,697
5.95%, 09/01/2054*	402,000	346,711
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
9.25%, 06/01/2032*	169,000	171,712
10.00%, 02/15/2031*	90,000	93,393
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	60,000	43,954
EchoStar Corp.
6.75%, 11/30/2030(2)	175,000	177,905
Fox Corp.
5.58%, 01/25/2049	78,000	72,275
Nexstar Media, Inc.
7.25%, 04/15/2034*	92,000	91,768
Paramount Global
4.20%, 05/19/2032	300,000	260,313
5.25%, 04/01/2044	646,000	443,906
5.85%, 09/01/2043	6,000	4,492
6.25%, 02/28/2057	54,000	43,808
6.38%, 03/30/2062	20,000	17,090
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	145,000	132,281

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Sirius XM Radio LLC
3.88%, 09/01/2031*	$27,000	$24,524
4.00%, 07/15/2028*	40,000	38,951
5.88%, 04/15/2032*	5,000	4,941
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	3,000	2,992
5.65%, 07/15/2033*	1,385,000	1,376,749
5.88%, 07/15/2036*	27,000	26,648
6.60%, 07/15/2046*	485,000	471,708
6.65%, 07/15/2056*	1,000	965
Time Warner Cable LLC
5.50%, 09/01/2041	205,000	175,405
6.55%, 05/01/2037	99,000	98,137
Univision Communications, Inc.
7.38%, 06/30/2030*	39,000	39,105
8.50%, 07/31/2031*	40,000	40,173
9.38%, 08/01/2032*	35,000	35,561
		8,801,070
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/2034*	35,000	34,196
Mining — 0.4%
Anglo American Capital PLC
3.88%, 03/16/2029*	660,000	647,255
BHP Billiton Finance USA, Ltd.
5.75%, 09/05/2055	39,000	39,581
Capstone Copper Corp.
6.75%, 03/31/2033*	80,000	81,088
Glencore Funding LLC
5.63%, 04/04/2034*	310,000	318,159
6.38%, 10/06/2030*	495,000	521,799
6.50%, 10/06/2033*	215,000	231,586
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	32,000	32,171
Kaiser Aluminum Corp.
4.50%, 06/01/2031*	100,000	95,731
5.88%, 03/01/2034*	100,000	98,960
Novelis Corp.
6.38%, 08/15/2033*	57,000	57,411
South32 Treasury, Ltd.
4.35%, 04/14/2032*	97,000	92,628
Southern Copper Corp.
5.35%, 06/24/2036	690,000	686,205
		2,902,574
Oil & Gas — 1.1%
Aker BP ASA
3.10%, 07/15/2031*	200,000	182,848
APA Corp.
5.35%, 07/01/2049	118,000	102,539
BP Capital Markets America, Inc.
4.87%, 11/25/2029	103,000	103,901
California Resources Corp.
7.25%, 01/15/2035*	55,000	54,559
ConocoPhillips Co.
4.03%, 03/15/2062	485,000	353,346
5.65%, 01/15/2065	150,000	144,432
5.70%, 09/15/2063	250,000	242,625
Crescent Energy Finance LLC
7.38%, 01/15/2033*	29,000	28,826
7.63%, 04/01/2032*	17,000	17,137
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
7.88%, 04/15/2032*	$25,000	$25,313
DBR Land Holdings LLC
6.25%, 12/01/2030*	45,000	45,703
Devon Energy Corp.
5.40%, 02/15/2035*	53,000	53,208
5.90%, 02/15/2055*	82,000	80,819
Diamondback Energy, Inc.
5.40%, 04/18/2034	305,000	309,372
5.90%, 04/18/2064	385,000	375,552
6.25%, 03/15/2053	200,000	207,316
Ecopetrol SA
7.75%, 02/01/2032	415,000	434,532
Eni SpA
5.25%, 05/18/2036*	1,540,000	1,514,474
Expand Energy Corp.
4.75%, 02/01/2032	67,000	65,298
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	34,000	32,934
7.25%, 02/15/2035*	40,000	39,384
Matador Resources Co.
6.50%, 04/15/2032*	185,000	186,010
Murphy Oil Corp.
6.50%, 02/15/2034	55,000	54,486
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	52,000	51,669
Occidental Petroleum Corp.
4.40%, 04/15/2046	15,000	12,592
6.45%, 09/15/2036	75,000	80,456
Petrobras Global Finance BV
6.25%, 01/10/2036	200,000	199,190
Petroleos Mexicanos
5.95%, 01/28/2031	425,000	420,060
6.35%, 02/12/2048	365,000	300,843
6.38%, 01/23/2045	60,000	51,144
6.70%, 02/16/2032	90,000	90,796
PRIO Luxembourg Holding SARL
6.75%, 10/15/2030*	200,000	196,000
Saudi Arabian Oil Co.
6.38%, 06/02/2055*	245,000	249,417
6.38%, 06/02/2055	200,000	203,606
Shell Finance US, Inc.
4.13%, 11/06/2030	34,000	33,386
SM Energy Co.
6.63%, 04/15/2034*	15,000	14,765
6.75%, 08/01/2029*	185,000	188,371
8.63%, 11/01/2030*	26,000	27,306
9.63%, 06/15/2033*	10,000	10,964
Sunoco LP
5.63%, 03/15/2031*	10,000	9,927
5.88%, 03/15/2034*	65,000	64,109
Talos Production, Inc.
9.00%, 02/01/2029*	133,000	138,572
9.38%, 02/01/2031*	38,000	39,912
TotalEnergies Capital SA
5.43%, 09/10/2064	58,000	54,366
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	42,000	41,292
Valaris, Ltd.
8.38%, 04/30/2030*	42,000	43,616
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	38,000	38,971

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Woodside Finance, Ltd.
5.40%, 05/19/2030	$100,000	$101,636
		7,317,580
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	57,000	58,133
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
5.85%, 06/15/2056	26,000	25,685
Kodiak Gas Services LLC
5.88%, 04/01/2031*	44,000	44,113
6.50%, 10/01/2033*	12,000	12,164
6.75%, 10/01/2035*	12,000	12,310
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	175,000	173,500
WBI Operating LLC
6.25%, 10/15/2030*	30,000	30,167
6.50%, 10/15/2033*	20,000	20,125
		376,197
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	50,000	45,294
AptarGroup, Inc.
4.75%, 03/30/2031	66,000	65,372
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	100,000	99,875
6.75%, 04/15/2032*	5,000	4,853
8.75%, 04/15/2030*	184,000	181,499
Crown Americas LLC
5.25%, 04/01/2030	12,000	12,033
5.88%, 06/01/2033	20,000	20,141
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/2030*	135,000	132,813
Packaging Corp. of America
5.70%, 12/01/2033	71,000	73,901
Silgan Holdings, Inc.
4.13%, 02/01/2028	50,000	49,343
Sonoco Products Co.
4.60%, 09/01/2029	50,000	49,698
Sword Purchaser LLC
8.25%, 04/15/2033*	59,000	61,051
		795,873
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.05%, 11/21/2039	132,000	116,319
4.25%, 11/21/2049	109,000	88,981
4.40%, 03/15/2033	50,000	48,923
4.95%, 03/15/2031	59,000	59,836
Astrazeneca Finance LLC
4.85%, 02/26/2029	93,000	93,949
4.88%, 03/03/2028	84,000	84,700
4.90%, 03/03/2030	88,000	89,159
Becton Dickinson & Co.
4.30%, 08/22/2032	35,000	33,917
4.69%, 02/13/2028	84,000	84,134
Bristol-Myers Squibb Co.
3.25%, 08/01/2042	25,000	18,958
5.75%, 02/01/2031	86,000	89,910
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Cardinal Health, Inc.
4.50%, 09/15/2030	$350,000	$347,103
4.50%, 11/15/2044	12,000	10,162
4.60%, 03/15/2043	155,000	135,542
5.00%, 11/15/2029	1,125,000	1,135,966
5.35%, 11/15/2034	245,000	247,885
5.75%, 11/15/2054	27,000	26,838
Cencora, Inc.
4.30%, 12/15/2047	52,000	43,015
5.13%, 02/15/2034	209,000	209,741
5.65%, 02/13/2056	20,000	19,688
CVS Health Corp.
5.13%, 07/20/2045	177,000	160,307
5.55%, 06/01/2031	22,000	22,656
Eli Lilly & Co.
4.60%, 08/14/2034	57,000	56,355
4.75%, 02/12/2030	48,000	48,509
5.65%, 10/15/2065	27,000	27,030
5.70%, 05/20/2066	27,000	27,146
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	46,000	46,058
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	46,000	43,066
7.75%, 05/01/2033*	44,000	44,596
McKesson Corp.
4.95%, 05/30/2032	80,000	80,690
Merck & Co., Inc.
5.70%, 12/04/2065	26,000	25,775
Novartis Capital Corp.
4.40%, 03/18/2031	74,000	73,456
5.70%, 03/18/2056	29,000	29,551
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	67,000	66,356
5.11%, 05/19/2043	79,000	74,856
5.30%, 05/19/2053	66,000	62,177
5.34%, 05/19/2063	30,000	27,599
Pfizer, Inc.
3.88%, 11/15/2027	51,000	50,757
Viatris, Inc.
3.85%, 06/22/2040	590,000	463,914
4.00%, 06/22/2050	338,000	232,023
		4,647,603
Pipelines — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	28,990
Buckeye Partners LP
5.85%, 11/15/2043	100,000	91,694
6.75%, 02/01/2030*	115,000	118,773
Cheniere Energy Partners LP
5.35%, 11/30/2036*	19,000	18,903
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032*	565,000	558,742
5.10%, 10/01/2031*	125,000	125,119
Columbia Pipelines Operating Co. LLC
5.51%, 05/15/2036*	85,000	85,342
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/2034*	15,000	14,929
7.38%, 06/30/2033*	56,000	57,050
8.63%, 03/15/2029*	12,000	12,472

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enbridge, Inc.
4.60%, 06/20/2028	$23,000	$22,987
5.45%, 03/27/2036	360,000	363,860
Energy Transfer LP
4.95%, 05/15/2028	53,000	53,264
5.15%, 02/01/2043	73,000	65,958
5.35%, 05/15/2045	38,000	34,531
5.40%, 10/01/2047	113,000	102,465
Enterprise Products Operating LLC
3.70%, 01/31/2051	20,000	14,738
4.60%, 01/15/2031	30,000	29,904
Excelerate Energy LP
8.00%, 05/15/2030*	50,000	52,730
Galaxy Pipeline Assets Bidco., Ltd.
2.94%, 09/30/2040*	454,167	376,752
2.94%, 09/30/2040	339,564	281,684
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	10,000	9,923
7.88%, 05/15/2032	46,000	47,430
8.00%, 05/15/2033	26,000	27,044
8.25%, 01/15/2029	15,000	15,489
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	138,000	135,514
Green Palm Bidco SARL
5.96%, 06/30/2041*	905,000	914,576
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	235,000	239,918
6.13%, 02/23/2038	610,000	630,294
Harvest Midstream I LP
7.50%, 05/15/2032*	99,000	102,541
Hess Midstream Operations LP
4.25%, 02/15/2030*	615,000	593,242
6.50%, 06/01/2029*	520,000	530,628
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	10,000	10,085
7.38%, 07/15/2032*	45,000	46,607
ITT Holdings LLC
6.50%, 08/01/2029*	87,000	85,980
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	54,000	51,583
Kinder Morgan, Inc.
5.45%, 08/01/2052	41,000	38,322
MPLX LP
4.80%, 02/15/2031	50,000	49,796
5.00%, 01/15/2033	795,000	789,777
5.30%, 04/01/2036	26,000	25,628
5.50%, 06/01/2034	690,000	697,592
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	49,000	50,719
8.38%, 02/15/2032*	16,000	16,656
Northriver Midstream Finance LP
6.75%, 07/15/2032*	205,000	207,602
NuStar Logistics LP
6.38%, 10/01/2030	36,000	37,201
ONEOK Partners LP
6.65%, 10/01/2036	132,000	143,217
ONEOK, Inc.
4.75%, 10/15/2031	500,000	494,238
5.05%, 11/01/2034	240,000	234,743
5.40%, 10/15/2035	70,000	69,880
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.05%, 09/01/2033	$320,000	$334,968
6.10%, 11/15/2032	300,000	315,356
7.15%, 01/15/2051	40,000	44,346
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	44,000	36,311
Rio Grande LNG LLC
5.75%, 06/30/2036*	73,000	72,744
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	170,000	174,745
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056	30,000	29,567
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036*	73,000	73,788
Venture Global LNG, Inc.
6.38%, 12/15/2034*	20,000	19,655
6.63%, 06/15/2036*	25,000	24,642
8.38%, 06/01/2031*	109,000	113,461
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*	3,000	3,069
6.50%, 06/15/2034*	18,000	18,752
7.50%, 05/01/2033*	173,000	189,870
7.75%, 05/01/2035*	42,000	47,102
Western Midstream Operating LP
5.30%, 03/01/2048	22,000	19,154
5.50%, 12/15/2035	21,000	20,779
Williams Cos., Inc.
5.15%, 03/15/2036	360,000	353,831
5.65%, 03/15/2033	285,000	293,399
5.75%, 06/24/2044	91,000	89,971
5.95%, 03/15/2056	30,000	29,712
		11,112,334
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/2033	32,000	31,539
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	15,000	15,012
8.88%, 09/01/2031*	2,000	2,093
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	39,000	40,556
		89,200
REITS — 0.5%
American Assets Trust LP
3.38%, 02/01/2031	328,000	299,819
American Tower Corp.
2.30%, 09/15/2031	73,000	64,406
4.70%, 12/15/2032	22,000	21,642
5.20%, 02/15/2029	97,000	98,269
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	75,000	70,592
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	65,000	67,340
Crown Castle, Inc.
5.00%, 01/11/2028	57,000	57,305
5.60%, 06/01/2029	44,000	44,980
Goodman US Finance Eight LLC
5.88%, 04/28/2046*	59,000	58,081
Goodman US Finance Six LLC
5.13%, 10/07/2034*	23,000	22,648
Hudson Pacific Properties LP
4.65%, 04/01/2029	99,000	93,776

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
5.95%, 02/15/2028		$95,000	$94,064
Iron Mountain, Inc.
6.25%, 01/15/2035*		40,000	40,156
Kilroy Realty LP
3.05%, 02/15/2030		390,000	360,242
5.88%, 10/15/2035		1,100,000	1,087,218
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*		12,000	11,930
4.75%, 06/15/2029*		20,000	19,546
LXP Industrial Trust
2.38%, 10/01/2031		39,000	34,116
National Health Investors, Inc.
5.35%, 02/01/2033		14,000	13,837
Prologis Targeted US Logistics Fund LP
4.25%, 01/15/2031*		220,000	214,389
4.75%, 01/15/2036*		630,000	604,110
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*		45,000	44,582
Starwood Property Trust, Inc.
5.88%, 08/15/2029*		13,000	13,039
6.50%, 07/01/2030*		45,000	45,955
Weyerhaeuser Co.
4.00%, 03/09/2052		40,000	30,294
			3,512,336
Retail — 0.2%
Academy, Ltd.
5.88%, 05/15/2031*		40,000	40,001
AutoNation, Inc.
4.45%, 01/15/2029		25,000	24,762
Bertrand Franchise Finance SAS FRS
5.99%, (3 ME+3.75%), 07/18/2030	EUR	100,000	114,243
Brinker International, Inc.
8.25%, 07/15/2030*		39,000	40,669
Darden Restaurants, Inc.
4.35%, 10/15/2027		35,000	34,888
FirstCash, Inc.
5.63%, 01/01/2030*		32,000	31,811
6.13%, 05/01/2034*		35,000	34,837
6.88%, 03/01/2032*		3,000	3,083
Home Depot, Inc.
4.90%, 04/15/2029		45,000	45,594
LBM Acquisition LLC
9.50%, 06/15/2031*		130,000	115,272
McDonald's Corp.
3.63%, 09/01/2049		69,000	50,327
4.80%, 08/14/2028		139,000	139,928
Murphy Oil USA, Inc.
3.75%, 02/15/2031*		25,000	23,384
5.88%, 06/01/2034*		40,000	40,126
O'Reilly Automotive, Inc.
3.60%, 09/01/2027		83,000	82,178
Park River Holdings, Inc.
8.00%, 03/15/2031*		45,000	45,393
8.75%, 12/31/2030*		21,924	21,242
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*		298,000	300,328
QXO Building Products, Inc.
6.50%, 07/15/2031*		9,000	9,173
6.75%, 04/30/2032*		31,000	32,010
6.88%, 07/15/2034*		9,000	9,239
Security Description	Shares or Principal Amount	Value

Retail (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	$250,000	$229,989
Staples, Inc.
10.75%, 09/01/2029*	182,000	173,619
		1,642,096
Semiconductors — 0.8%
Amkor Technology, Inc.
5.88%, 10/01/2033*	45,000	45,156
Broadcom, Inc.
2.45%, 02/15/2031	140,000	126,670
3.19%, 11/15/2036*	158,000	132,381
3.47%, 04/15/2034	765,000	686,962
4.90%, 07/15/2032	44,000	44,144
5.20%, 07/15/2035	395,000	396,328
Entegris, Inc.
5.95%, 06/15/2030*	35,000	35,355
Foundry JV Holdco. LLC
6.15%, 01/25/2032*	815,000	854,853
Intel Corp.
3.10%, 02/15/2060	280,000	159,828
3.25%, 11/15/2049	222,000	144,544
3.73%, 12/08/2047	1,106,000	796,243
4.15%, 08/05/2032	206,000	197,536
4.75%, 03/25/2050	100,000	83,084
5.30%, 05/15/2036	75,000	74,625
5.70%, 02/10/2053	37,000	34,893
5.90%, 02/10/2063	265,000	253,530
6.20%, 05/15/2066	39,000	38,865
NVIDIA Corp.
5.55%, 06/15/2046	1,035,000	1,027,312
5.63%, 06/15/2056	59,000	58,564
Qorvo, Inc.
3.38%, 04/01/2031*	675,000	616,547
QUALCOMM, Inc.
4.75%, 05/20/2032	34,000	34,052
Texas Instruments, Inc.
4.60%, 02/15/2028	55,000	55,239
		5,896,711
Software — 1.2%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	238,000	228,200
Cloud Software Group, Inc.
6.50%, 03/31/2029*	112,000	108,671
6.63%, 08/15/2033*	29,000	25,143
9.00%, 09/30/2029*	85,000	82,504
CoreWeave, Inc.
9.63%, 07/15/2032*	30,000	29,551
9.75%, 10/01/2031*	49,000	48,892
Intuit, Inc.
4.95%, 06/15/2031	39,000	38,999
OAK-Eagle Acquireco, Inc.
8.75%, 07/01/2034*	63,000	66,863
Open Text Corp.
3.88%, 12/01/2029*	270,000	248,250
Oracle Corp.
2.95%, 04/01/2030	230,000	211,696
3.60%, 04/01/2040	1,229,000	896,147
3.60%, 04/01/2050	575,000	349,664
3.65%, 03/25/2041	63,000	45,241
3.80%, 11/15/2037	118,000	94,276

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
3.85%, 04/01/2060	$105,000	$61,665
3.95%, 03/25/2051	345,000	220,725
4.00%, 11/15/2047	83,000	55,305
4.30%, 07/08/2034	174,000	155,298
4.45%, 09/26/2030	43,000	41,511
4.50%, 07/08/2044	109,000	81,338
4.70%, 09/27/2034	550,000	503,927
4.80%, 09/26/2032	1,540,000	1,465,327
5.35%, 05/04/2033	670,000	650,820
5.50%, 08/03/2035	40,000	38,278
5.50%, 09/27/2064	485,000	375,090
5.55%, 02/06/2053	159,000	128,076
5.88%, 09/26/2045	304,000	266,113
5.95%, 09/26/2055	79,000	67,136
6.00%, 08/03/2055	255,000	217,107
6.10%, 09/26/2065	155,000	129,680
6.13%, 08/03/2065	425,000	357,118
6.70%, 02/04/2056	27,000	25,413
6.85%, 02/04/2066	520,000	484,010
Rackspace Finance LLC
3.50%, 05/15/2028*	91,066	82,642
Rocket Software, Inc.
6.50%, 02/15/2029*	134,000	120,661
9.00%, 11/28/2028*	150,000	149,104
Roper Technologies, Inc.
4.25%, 09/15/2028	36,000	35,722
Salesforce, Inc.
4.65%, 03/15/2029	49,000	48,975
6.55%, 03/15/2056	29,000	29,010
ServiceNow, Inc.
6.30%, 05/15/2056	27,000	27,512
UKG, Inc.
6.88%, 02/01/2031*	55,000	53,431
		8,345,091
Telecommunications — 1.0%
Altice France SA
6.50%, 04/15/2032*	153,409	148,258
6.88%, 07/15/2032*	35,000	33,939
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	57,000	57,205
APLD ComputeCo. 3 LLC
7.00%, 06/15/2031*	15,000	14,969
AT&T, Inc.
3.85%, 06/01/2060	29,000	19,366
4.50%, 05/15/2035	210,000	197,713
4.75%, 04/30/2033	38,000	37,185
4.90%, 08/15/2037	172,000	164,066
5.70%, 11/01/2054	77,000	71,579
6.05%, 08/15/2056	19,000	18,449
6.30%, 10/30/2066	454,000	449,952
Beacon Point DC LLC
6.13%, 11/30/2042*	646,000	651,548
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	37,000	37,820
7.00%, 09/15/2055	30,000	31,000
Black Pearl Compute LLC
6.13%, 02/15/2031*	65,000	65,833
Cisco Systems, Inc.
5.10%, 02/24/2035	101,000	102,029
Core Scientific Finance I LLC
7.75%, 05/15/2031*	65,000	65,914
Security Description		Shares or Principal Amount	Value

Telecommunications (continued)
ELK Grove Village Property LLC
7.50%, 06/15/2031*		$40,000	$40,270
Flash Compute LLC
7.25%, 12/31/2030*		55,000	56,552
HUT 8 DC LLC
6.19%, 11/15/2042*		284,000	287,658
Iliad Holding SAS
6.88%, 04/15/2031	EUR	200,000	240,452
7.00%, 04/15/2032*		200,000	203,831
Level 3 Financing, Inc.
7.00%, 03/31/2034*		100,000	103,114
7.50%, 02/15/2037*		80,000	82,110
8.50%, 01/15/2036*		80,000	85,907
Meridian Arc Holdco LLC
6.25%, 04/30/2031*		65,000	65,146
NTT Finance Corp.
5.17%, 07/16/2032*		420,000	419,965
5.26%, 11/01/2033*		555,000	553,290
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*		65,000	64,906
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*		1,225,000	1,221,013
Rogers Communications, Inc.
7.00%, 04/15/2055		9,000	9,210
7.13%, 04/15/2055		43,000	44,179
Stingray Compute LLC
6.00%, 06/15/2031*		15,000	15,030
T-Mobile USA, Inc.
3.00%, 02/15/2041		238,000	175,643
3.60%, 11/15/2060		62,000	40,131
Verizon Communications, Inc.
2.85%, 09/03/2041		135,000	96,031
3.00%, 11/20/2060		92,000	52,562
3.40%, 03/22/2041		62,000	47,921
3.88%, 03/01/2052		10,000	7,325
4.50%, 08/10/2033		83,000	80,225
5.25%, 04/02/2035		79,000	78,978
5.75%, 11/30/2045		30,000	29,161
6.00%, 11/30/2065		57,000	55,245
6.20%, 05/14/2056		26,000	26,286
Viasat, Inc.
5.63%, 04/15/2027*		58,000	57,943
7.50%, 05/30/2031*		36,000	36,355
Vodafone Group PLC
5.13%, 06/04/2081		29,000	22,671
5.75%, 06/28/2054		40,000	37,746
5.75%, 02/10/2063		45,000	41,694
5.88%, 06/28/2064		39,000	36,861
6.10%, 06/18/2056		48,000	47,148
WULF Compute LLC
7.75%, 10/15/2030*		180,000	189,063
Zayo Group Holdings, Inc.
13.75%, 09/09/2030*(2)		83,556	82,531
			6,900,978
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048		70,000	56,662
4.45%, 03/15/2043		64,000	56,746
Canadian Pacific Railway Co.
6.13%, 09/15/2115		49,000	50,905
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035		143,298	123,728

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Fedex Freight Holding Co., Inc.
4.30%, 03/15/2029*		$36,000	$35,513
GXO Logistics, Inc.
6.25%, 05/06/2029		47,000	48,588
Star Leasing Co. LLC
7.63%, 02/15/2030*		39,000	38,431
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*		56,000	57,990
			468,563
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*		71,000	71,828
5.35%, 03/30/2029*		30,000	30,385
6.05%, 08/01/2028*		70,000	71,649
6.20%, 06/15/2030*		50,000	52,191
			226,053
Total Corporate Bonds & Notes (cost $187,769,681)			184,033,147
CONVERTIBLE BONDS & NOTES — 0.0%
Banks — 0.0%
Mitsubishi UFJ Investor Services & Banking Luxembourg SA FRS
6.70%, (3 ME+4.50%), 12/15/2050 (cost $74,821)	EUR	100,000	79,703
LOANS(3)(4)(5) — 0.4%
Entertainment — 0.1%
Caesars Entertainment Corp. FRS
BTL-B TBD, 02/06/2030(6)		448,611	433,471
Media — 0.3%
Charter Communications Operating LLC FRS
BTL-B 5.69% , (TSFR3M+2.00%), 12/07/2030		902,686	891,025
Discovery Global Holdings, Inc. FRS
BTL-B TBD , 06/03/2033(6)		1,530,000	1,529,864
			2,420,889
Total Loans (cost $2,843,136)			2,854,360
ASSET BACKED SECURITIES — 3.8%
Auto Loan Receivables — 0.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*		130,000	131,296
CarMax Auto Owner Trust
Series 2026-1, Class A3 4.04%, 03/17/2031		200,000	198,538
CarMax Select Receivables Trust
Series 2026-B, Class C 5.19%, 10/15/2032		180,000	180,429
Exeter Automobile Receivables Trust
Series 2025-5A, Class D 5.16%, 03/15/2032		385,000	383,072
Series 2026-3A, Class D 5.44%, 10/15/2032		280,000	280,292
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
GM Financial Revolving Receivables Trust
Series 2025-1, Class A 4.64%, 12/11/2037*	$200,000	$200,496
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	89,002	87,694
Mercedes-Benz Auto Lease Trust
Series 2026-A, Class A4 3.97%, 04/15/2031	300,000	296,396
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	217,455
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	140,393
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	40,357
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	250,000	250,826
		2,407,244
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030	200,000	199,738
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	205,000	205,655
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	100,000	98,066
		503,459
Home Equity — 0.1%
COOPR Residential Mtg. Trust
Series 2026-CES1, Class A1A 4.87%, 02/25/2061*(7)	94,942	93,767
FIGRE Trust VRS
Series 2026-HE1, Class A 4.98%, 01/25/2056*(8)	135,450	133,516
OBX Trust
Series 2026-CES1, Class A1A 5.19%, 04/25/2056*(7)	142,298	141,555
		368,838
Other Asset Backed Securities — 3.3%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	485,508
Aquarian CLO 1, Ltd. FRS
5.55%, (TSFR3M+1.70%), 07/20/2039*	350,000	350,000
5.85%, (TSFR3M+2.00%), 07/20/2039*	356,000	356,000
Bain Capital Credit CLO, Ltd. FRS
Series 2022-5A, Class CRR 5.42%, (TSFR3M+1.75%), 01/24/2037*	380,000	378,900
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1R3 4.98%, (TSFR3M+1.30%), 07/20/2038*	1,580,000	1,583,784
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class BR 5.42%, (TSFR3M+1.75%), 04/25/2038*	515,000	516,378

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Blue Owl Asset Leasing Trust LLC
Series 2024-1A, Class B 5.41%, 03/15/2030*	$100,000	$100,549
Business Jet Securities LLC
Series 2026-1A, Class A 5.46%, 06/15/2041*	215,000	215,401
Series 2026-1A, Class B 6.10%, 06/15/2041*	100,000	100,184
Castlelake Aircraft Structured Trust
Series 2026-2A, Class A 5.33%, 04/15/2051*	405,132	401,234
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	91,753	72,247
Series 2020-1, Class A1 1.69%, 07/15/2060*	191,739	158,406
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,382	63,036
Series 2020-1, Class A2 1.99%, 07/15/2060*	216,444	177,142
Series 2022-1A, Class A1 5.97%, 08/15/2062*	122,718	122,258
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.12%, (TSFR3M+1.45%), 01/25/2035*	717,807	717,993
Commercial Equipment Finance LLC
Series 2025-1A, Class A 4.83%, 05/15/2031*	423,923	423,627
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,332,225	1,182,015
Series 2026-1A, Class A2I 5.20%, 05/20/2056*	310,000	309,806
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	313,153
Eclipse Aircraft LLC
Series 2026-1, Class A 5.63%, 05/15/2051*	635,463	632,962
GCM, Ltd. FRS
Series 2026-1A, Class C 5.55%, (TSFR3M+1.85%), 07/20/2039*	250,000	251,070
Golub Capital Partners CLO 60B, Ltd. FRS
Series 2022-60A, Class CR2 5.37%, (TSFR3M+1.75%), 10/25/2034*	900,000	900,000
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class B 5.07%, 06/25/2060*	136,844	136,322
Home Re, Ltd. FRS
Series 2026-1, Class M1B 5.78%, (SOFR30A+2.15%), 01/25/2036*	300,000	300,831
Jersey Mike's Funding LLC
Series 2026-1A, Class A2I 4.95%, 02/15/2056*	349,125	344,425
Kinetic ABS Issuer LLC
Series 2026-2A, Class A2 5.83%, 06/25/2058*	295,000	297,714
Magnetite XXXI, Ltd. FRS
Series 2021-31A, Class CR 5.22%, (TSFR3M+1.55%), 07/15/2034*	285,000	284,002
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
MAPS Trust
Series 2026-1A, Class A 5.20%, 01/15/2051*	$470,302	$461,858
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	250,503	221,039
Series 2023-A, Class A 5.51%, 10/15/2071*	309,753	313,950
NMEF Funding
Series 2025-B, Class B 4.73%, 01/18/2033*	290,000	289,768
PK Alift Loan Funding 8 LP
Series 2026-1, Class A 4.61%, 09/15/2043*	250,000	246,104
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	79,414	79,701
Series 2025-1A, Class B 5.04%, 05/15/2031*	100,000	100,526
PRET LLC
Series 2026-NPL6, Class A2 6.66%, 06/25/2056*(7)	155,000	154,965
PRET Trust
Series 2026-RN1, Class A1 5.67%, 06/25/2066*(7)	275,909	275,915
Series 2026-RN1, Class A2 6.54%, 06/25/2066*(7)	265,000	264,998
Progress Residential Trust
Series 2026-SFR1, Class B 4.00%, 02/17/2043*	135,000	127,376
Series 2026-SFR3, Class D 4.25%, 07/17/2043*	145,000	134,776
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	390,556	385,632
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	177,677	176,685
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	302,001	300,954
QTS Issuer ABS I LLC
Series 2025-1A, Class A2 5.44%, 05/25/2055*	1,465,000	1,452,604
Rad CLO 12, Ltd. FRS
Series 2021-12A, Class A1AR 4.98%, (TSFR3M+1.32%), 07/30/2040*	685,000	686,138
RCO IX Mtg. LLC
Series 2026-2, Class A2 6.78%, 05/25/2031*(7)	116,000	115,753
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	668,193
RR 23, Ltd. FRS
Series 2022-23A, Class A2R2 5.32%, (TSFR3M+1.65%), 07/15/2037*	990,000	990,972
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	385,163
Series 2024-1A, Class A2 5.90%, 03/25/2049*	205,000	205,926
STAR Trust FRS
Series 2026-SFR7, Class B 5.34%, (TSFR1M+1.70%), 05/17/2043*	170,000	170,345
Series 2026-SFR7, Class C 5.64%, (TSFR1M+2.00%), 05/17/2043*	100,000	100,279

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	$206,272	$205,374
Symphony CLO 52, Ltd. FRS
Series 2025-52A, Class CR 5.52%, (TSFR3M+1.85%), 01/20/2036*	250,000	250,064
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class BR 5.33%, (TSFR3M+1.65%), 07/20/2038*	565,000	565,805
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	164,767	162,779
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	134,476	133,459
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	263,903	263,292
Tricon Residential Trust FRS
Series 2026-SFR1, Class A 4.73%, (TSFR1M+1.10%), 02/17/2043*	503,772	503,129
Series 2026-SFR1, Class B 4.98%, (TSFR1M+1.35%), 02/17/2043*	139,988	139,851
Tricon Trust FRS
Series 2026-SFR2, Class B 5.00%, (TSFR1M+1.40%), 06/17/2043*	255,000	255,047
Series 2026-SFR2, Class C 5.25%, (TSFR1M+1.65%), 06/17/2043*	190,000	190,143
Verizon Master Trust
Series 2025-10, Class A 4.28%, 10/20/2033*	100,000	98,896
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	272,639
Series 2024-1A, Class A2 5.86%, 12/05/2054*	170,000	171,428
Zayo Issuer LLC
Series 2025-1A, Class A2 5.65%, 03/20/2055*	440,000	441,438
		23,137,911
Total Asset Backed Securities (cost $26,316,475)		26,417,452
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3%
Commercial and Residential — 7.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,393,200
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class E 6.03%, (TSFR1M+2.42%), 09/15/2034*	339,000	337,093
ACREC LLC FRS
Series 2026-FL4, Class AS 5.24%, (TSFR1M+1.60%), 01/18/2043*	225,000	225,070
ALA Trust FRS
Series 2025-OANA, Class A 5.37%, (TSFR1M+1.74%), 06/15/2040*	235,000	236,028
Angel Oak Mtg. Trust
Series 2022-3, Class A1 5.00%, 01/25/2067*	729,123	702,620
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(8)	72,274	69,814
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-2, Class A1 0.99%, 04/25/2066*(8)	$179,077	$154,496
Series 2021-3, Class A1 1.07%, 05/25/2066*(8)	326,061	282,133
Series 2021-8, Class A1 1.82%, 11/25/2066*(8)	294,342	263,536
Series 2019-5, Class A1 2.59%, 10/25/2049*(8)	10,784	10,713
Series 2022-2, Class A1 4.08%, 01/25/2067*(8)	82,463	77,823
AREIT FRS
Series 2025-CRE11, Class AS 5.39%, (TSFR1M+1.75%), 07/25/2043*	245,000	245,077
Arroyo Mtg. Trust
Series 2022-1, Class A1A 3.50%, 12/25/2056*(7)	309,907	300,809
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	458,589
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(8)(9)	8,083,976	67,939
Series 2019-BN24, Class XA 0.75%, 11/15/2062(8)(9)	2,184,431	42,027
Series 2019-BN23, Class XA 0.80%, 12/15/2052(8)(9)	6,647,182	127,473
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(8)(9)	6,820,698	39,976
Series 2019-BN20, Class XA 0.92%, 09/15/2062(8)(9)	3,990,528	86,599
Series 2019-BN18, Class XA 1.02%, 05/15/2062(8)(9)	2,754,468	60,869
Series 2023-BNK45, Class XA 1.28%, 02/15/2056(8)(9)	1,072,181	55,517
Series 2020-BN28, Class XA 1.87%, 03/15/2063(8)(9)	4,612,640	273,279
BANK5
Series 2026-5YR20, Class B 5.54%, 02/15/2059	455,000	455,907
BBCMS Mtg. Trust
Series 2026-5C42, Class AS 5.90%, 06/15/2059	235,000	241,663
BBCMS Mtg. Trust VRS
Series 2025-C32, Class XA 1.34%, 02/15/2062(8)(9)	1,252,055	95,790
Series 2024-C24, Class XA 1.86%, 02/15/2057(8)(9)	1,599,184	137,212
Series 2026-5C40, Class B 5.78%, 02/15/2059(8)	125,000	126,172
BDS LLC FRS
Series 2026-FL17, Class AS 5.19%, (TSFR1M+1.55%), 05/19/2043*	300,000	300,093
Benchmark Mtg. Trust
Series 2026-V20, Class AM 5.44%, 02/15/2059	145,000	145,921
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.61%, 07/15/2051(8)(9)	3,766,555	32,700
Series 2018-B1, Class XA 0.64%, 01/15/2051(8)(9)	1,511,371	10,435
Series 2018-B8, Class XA 0.77%, 01/15/2052(8)(9)	7,991,955	90,049

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2019-B12, Class XA 1.13%, 08/15/2052(8)(9)	$1,681,117	$36,439
Series 2019-B10, Class XA 1.38%, 03/15/2062(8)(9)	4,710,243	131,251
Series 2020-B22, Class XA 1.60%, 01/15/2054(8)(9)	2,121,101	112,630
Series 2020-B18, Class XA 1.87%, 07/15/2053(8)(9)	951,801	45,715
Series 2026-V20, Class B 5.69%, 02/15/2059(8)	150,000	150,971
BINOM Mtg. Loan Trust VRS
Series 2026-NQM1, Class A1 5.06%, 02/25/2066*(8)	301,653	299,043
BOS Trust VRS
Series 2026-LYRK, Class B 5.64%, 05/11/2041*(8)	390,000	387,033
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(8)	160,000	161,831
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(8)	75,573	71,692
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(7)	87,554	85,996
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 4.67%, (TSFR1M+1.05%), 04/15/2034*	94,196	93,758
Series 2026-ALOHA, Class B 5.18%, (TSFR1M+1.55%), 04/15/2043*	1,015,000	1,015,000
Series 2026-LP3, Class B 5.18%, (TSFR1M+1.55%), 04/15/2043*	1,114,437	1,118,616
Series 2026-CSMO, Class B 5.33%, (TSFR1M+1.70%), 02/15/2043*	410,000	412,819
BX Trust FRS
Series 2026-CART, Class B 4.98%, (TSFR1M+1.35%), 02/15/2036*	195,000	194,756
Series 2026-CLS, Class A 5.03%, (TSFR1M+1.40%), 05/15/2043*	450,000	450,422
Series 2026-CIP, Class B 5.08%, (TSFR1M+1.45%), 05/15/2038*	153,911	154,391
Series 2026-RISE, Class B 5.08%, (TSFR1M+1.45%), 04/15/2041*	145,000	145,227
Series 2026-ORBT, Class B 5.18%, (TSFR1M+1.55%), 07/15/2043*	155,000	155,000
Series 2026-CIP, Class C 5.28%, (TSFR1M+1.65%), 05/15/2038*	119,157	119,529
BX Trust VRS
Series 2025-ARIA, Class B 5.35%, 12/13/2042*(8)	245,000	244,493
BXMT, Ltd. FRS
Series 2026-FL6, Class A 5.09%, (TSFR1M+1.45%), 08/19/2043*	210,000	210,132
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(8)	1,300,000	1,285,350
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(8)	66,490	62,289
COLT Mtg. Loan Trust
Series 2026-1, Class A2 4.96%, 02/25/2071*(7)	97,996	96,654
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2026-1, Class A3 5.11%, 02/25/2071*(7)	$97,996	$96,639
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(8)	260,975	226,439
Series 2021-3, Class A1 0.96%, 09/27/2066*(8)	482,731	402,287
Series 2026-1, Class A1 4.76%, 02/25/2071*(8)	203,832	201,153
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	181,970
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(8)	190,000	183,477
Connecticut Avenue Securities Trust FRS
Series 2026-R03, Class 2M2 5.18%, (SOFR30A+1.55%), 04/25/2046*	295,000	296,046
Series 2024-R01, Class 1M2 5.43%, (SOFR30A+1.80%), 01/25/2044*	110,000	110,684
Series 2022-R01, Class 1B1 6.78%, (SOFR30A+3.15%), 12/25/2041*	311,000	313,422
Series 2022-R02, Class 2B2 11.28%, (SOFR30A+7.65%), 01/25/2042*	450,000	465,116
Series 2022-R04, Class 1B2 13.13%, (SOFR30A+9.50%), 03/25/2042*	250,000	264,114
CSAIL Commercial Mtg. Trust VRS
Series 2016-C6, Class XA 1.54%, 01/15/2049(8)(9)	33,648	1
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(8)	269,495	226,316
Series 2021-NQM8, Class A1 2.84%, 10/25/2066*(8)	327,378	296,380
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(8)	233,582	218,851
Series 2022-NQM1, Class A1 3.27%, 11/25/2066*(8)	581,463	527,338
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(8)	900,247	897,107
Series 2021-RPL4, Class A1 4.15%, 12/27/2060*(8)	196,160	195,519
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	782,543	781,005
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(8)(9)	735,997	27,288
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2040*(8)	150,000	150,057
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(8)	112,963	100,511
EFMT
Series 2025-INV5, Class A3 5.38%, 12/25/2070*(7)	229,455	227,395
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(8)	125,148	106,174
Extended Stay America Trust FRS
Series 2026-ESH2, Class A 4.83%, (TSFR1M+1.20%), 02/15/2043*	384,137	384,617

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2026-ESH2, Class B 5.03%, (TSFR1M+1.40%), 02/15/2043*	$412,245	$413,533
Series 2025-ESH, Class B 5.23%, (TSFR1M+1.60%), 10/15/2042*	96,313	96,614
Series 2026-ESH2, Class E 6.53%, (TSFR1M+2.90%), 02/15/2043*	173,330	175,087
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk Trust FRS
Series 2026-MN14, Class M2 6.29%, (SOFR30A+2.70%), 06/25/2046*	130,000	130,185
FS Commercial Mtg. Trust FRS
Series 2026-PALM, Class B 5.35%, (TSFR1M+1.70%), 07/15/2041*	100,000	99,781
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(8)	284,391	251,438
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	924,076	853,944
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.89%, 03/10/2041*(8)	485,000	482,473
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,238,492
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.72%, 02/13/2053(8)(9)	4,655,021	81,206
GS Mtg.-Backed Securities Trust
Series 2026-NQM1, Class A3 5.23%, 03/25/2066*(7)	88,548	87,574
GS Mtg.-Backed Securities Trust VRS
Series 2026-NQM1, Class A1 4.87%, 03/25/2066*(8)	225,797	222,737
INT Commercial Mtg. Trust VRS
Series 2025-PLAZA, Class A 4.88%, 11/05/2037*(8)	535,000	532,999
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	888,539	882,943
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	274,503
JPMorgan Mtg. Trust Series VRS
Series 2026-LTV1, Class A1 5.42%, 09/25/2056*(8)	120,870	120,390
JW Commercial Mtg. Trust FRS
Series 2026-MRCO, Class B 5.33%, (TSFR1M+1.70%), 06/15/2039*	40,000	40,150
KRE Commercial Mtg. Trust FRS
Series 2026-ICNA, Class A 5.48%, (TSFR1M+1.85%), 05/15/2043*	715,000	715,894
KSL Commercial Mtg. Trust FRS
Series 2026-HT3, Class B 5.40%, (TSFR1M+1.80%), 06/15/2043*	175,000	175,328
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(7)	144,914	145,015
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(7)	203,816	204,067
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MAD Commercial Mtg. Trust VRS
Series 2025-11MD, Class B 5.26%, 10/15/2042*(8)	$490,000	$488,100
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(8)	16,886	16,226
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(8)	166,197	147,062
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.40%, 06/15/2050(8)(9)	1,261,893	9,022
Morgan Stanley Residential Mtg. Loan Trust
Series 2026-NQM1, Class A2 5.03%, 12/25/2070*(7)	93,408	92,026
Series 2026-DSC1, Class A3 5.17%, 01/25/2071*(7)	195,319	192,143
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-SPL1, Class A1 4.25%, 02/25/2065*(8)	655,506	634,087
Series 2026-DSC1, Class A1 4.77%, 01/25/2071*(8)	420,718	414,284
Series 2026-NQM4, Class A1 5.08%, 03/25/2071*(8)	446,944	443,089
Series 2026-DSC2, Class A1 5.44%, 04/27/2071*(8)	819,938	817,801
MTN Commercial Mtg. Trust VRS
Series 2026-LPFX, Class B 5.46%, 05/15/2043*(8)	100,000	99,939
New Residential Mtg. Loan Trust
Series 2026-NQM1, Class A3 5.18%, 11/25/2065*(7)	92,932	91,648
Series 2025-NQM7, Class A3 5.37%, 10/26/2065*(7)	367,351	366,742
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.26%, (TSFR1M+1.61%), 06/25/2057*	174,338	177,216
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(8)	38,176	36,751
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(8)	177,172	165,876
Series 2016-2A, Class A1 3.75%, 11/26/2035*(8)	202,815	195,335
Series 2016-4A, Class A1 3.75%, 11/25/2056*(8)	210,964	199,049
Series 2022-NQM2, Class A1 3.85%, 03/27/2062*(8)	414,920	389,465
Series 2025-NQM7, Class A1 5.01%, 10/26/2065*(8)	308,394	306,949
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(8)	469,960	408,653
NRTH Commercial Mtg. Trust FRS
Series 2025-PARK, Class B 5.27%, (TSFR1M+1.64%), 10/15/2040*	60,000	60,150
NYC Commercial Mtg. Trust FRS
Series 2026-1PARK, Class A 4.88%, (TSFR1M+1.25%), 02/15/2043*	110,000	109,931
Series 2026-1PARK, Class B 5.13%, (TSFR1M+1.50%), 02/15/2043*	100,000	99,958
Series 2025-3BP, Class B 5.32%, (TSFR1M+1.69%), 02/15/2042*	590,000	590,369

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
OBX Trust
Series 2026-NQM2, Class A2 5.04%, 12/01/2065*(7)	$396,196	$393,485
Series 2026-NQM2, Class A3 5.14%, 12/01/2065*(7)	267,313	263,901
Series 2026-NQM6, Class A2 5.32%, 04/26/2066*(7)	131,502	130,923
Series 2026-NQM6, Class A3 5.42%, 04/26/2066*(7)	248,392	247,297
Series 2022-NQM6, Class A1 5.70%, 07/25/2062*(7)	193,510	196,591
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(8)	309,829	274,685
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(8)	438,484	358,800
Series 2026-NQM2, Class A1 4.82%, 12/01/2065*(8)	224,352	222,581
OLIT VRS
Series 2025-HB2, Class A 3.00%, 11/25/2038*(8)	62,512	61,024
Series 2025-HB2, Class M1 3.00%, 11/25/2038*(8)	235,000	221,042
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	618,610
PRET LLC
Series 2026-NPL2, Class A1 5.07%, 02/25/2056*(7)	970,542	962,953
Series 2025-NPL14, Class A1 5.27%, 12/25/2055*(7)	377,301	373,162
Series 2025-NPL9, Class A1 5.39%, 08/25/2055*(7)	642,807	643,045
Series 2025-NPL7, Class A1 5.66%, 07/25/2055*(7)	500,199	500,479
Series 2025-NPL8, Class A1 5.73%, 08/25/2055*(7)	469,189	469,576
Series 2025-NPL6, Class A1 5.74%, 06/25/2055*(7)	780,121	780,790
Series 2026-NPL3, Class A2 6.22%, 02/25/2056*(7)	105,000	103,990
Series 2025-NPL14, Class A2 6.78%, 12/25/2055*(7)	290,000	290,334
PRET Trust
Series 2025-RPL6, Class A1 3.85%, 09/25/2069*(7)	674,684	645,545
Series 2025-RPL6, Class A2 3.85%, 09/25/2069*(7)	105,000	97,777
PRPM LLC
Series 2025-RPL4, Class A1 3.00%, 05/25/2055*(7)	1,003,205	950,906
Series 2025-RPL3, Class A1 3.25%, 04/25/2055*(7)	1,055,632	1,020,485
Series 2025-7, Class A1 5.50%, 08/25/2030*(7)	294,721	293,501
Series 2024-6, Class A1 5.70%, 11/25/2029*(7)	91,723	91,771
Series 2025-5, Class A1 5.73%, 07/25/2030*(7)	165,944	165,317
Series 2025-6, Class A1 5.77%, 08/25/2028*(7)	423,781	422,395
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-3, Class A1 6.26%, 05/25/2030*(7)	$75,139	$75,112
PRPM Trust
Series 2026-RCF1, Class A1 4.85%, 01/25/2056*(7)	99,082	98,008
RCO VIII Mtg. LLC
Series 2025-3, Class A1 6.43%, 05/25/2030*(7)	38,387	38,420
RFR Trust VRS
Series 2025-SGRM, Class B 5.86%, 03/11/2041*(8)	510,000	511,271
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	975,000	937,420
SG Residential Mtg. Trust VRS
Series 2022-1, Class A1 3.95%, 03/27/2062*(8)	353,245	331,970
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(8)	18,085	16,604
SHOPS Commercial Mtg. Trust VRS
Series 2026-CSTL, Class A 4.81%, 05/05/2039*(8)	300,000	297,817
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(8)	43,889	41,958
Series 2021-6, Class A1 1.92%, 11/25/2066*(8)	482,116	424,104
TEXAS Commercial Mtg. Trust FRS
Series 2025-TWR, Class B 5.22%, (TSFR1M+1.59%), 04/15/2042*	105,000	104,934
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(8)	971,156	866,624
Verus Securitization Trust
Series 2021-7, Class A1 2.83%, 10/25/2066*(7)	708,712	645,755
Series 2022-3, Class A1 5.13%, 02/25/2067*(7)	279,315	265,762
Series 2025-R2, Class A2 5.24%, 07/25/2067*(7)	752,966	745,559
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(8)	96,890	92,463
Series 2021-4, Class A1 0.94%, 07/25/2066*(8)	218,788	185,008
Series 2021-2, Class A1 1.03%, 02/25/2066*(8)	110,242	99,690
Series 2021-8, Class A1 2.82%, 11/25/2066*(8)	330,606	301,256
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS1, Class D 3.90%, 05/15/2048(8)	63,262	57,097
Series 2026-1250B, Class B 5.14%, 03/10/2041*(8)	100,000	98,627
		52,080,213
U.S. Government Agency — 2.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K111, Class A2 1.35%, 05/25/2030	1,000,000	892,560

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K154, Class A2 3.42%, 04/25/2032	$1,000,000	$969,492
Series K155, Class A2 3.75%, 11/25/2032	1,000,000	972,374
Series K-753, Class A2 4.40%, 10/25/2030	1,000,000	996,130
Series K509, Class A2 4.85%, 09/25/2028	1,000,000	1,005,576
Series K518, Class A2 5.40%, 01/25/2029	1,000,000	1,019,179
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.72%, 03/25/2027(8)(9)	4,407,472	11,247
Series K124, Class X1 0.80%, 12/25/2030(8)(9)	3,429,116	92,099
Series K122, Class X1 0.95%, 11/25/2030(8)(9)	859,920	27,096
Series K121, Class X1 1.11%, 10/25/2030(8)(9)	1,563,634	54,638
Series K114, Class X1 1.20%, 06/25/2030(8)(9)	2,836,071	105,485
Series K104, Class X1 1.22%, 01/25/2030(8)(9)	2,341,042	78,314
Series K111, Class X1 1.67%, 05/25/2030(8)(9)	1,089,591	54,839
Series K157, Class A2 3.99%, 05/25/2033(8)	1,000,000	980,513
Series K550, Series A2 4.16%, 10/25/2030(8)	895,000	883,012
Series K545, Class A2 4.29%, 07/25/2030(8)	910,000	902,721
Series K549, Class A2 4.34%, 09/25/2030(8)	1,260,000	1,251,951
Series K508, Class A2 4.74%, 08/25/2028(8)	1,000,000	1,003,901
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	581,413	470,249
Series 4961, Class JB 2.50%, 12/15/2042	243,352	222,075
Series 3883, Class PB 3.00%, 05/15/2041	65,773	62,625
Series 4740, Class BA 3.00%, 09/15/2045	9,183	9,098
Series 5544, Class B 5.00%, 08/25/2052	608,274	606,259
Federal Home Loan Mtg. Corp. Seasoned Credit Risk Transfer Trust
Series 2020-1, Class MA 2.50%, 08/25/2059	201,554	187,206
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2026-HQA1, Class M2 5.13%, (SOFR30A+1.50%), 05/25/2046*	135,000	134,983
Series 2022-DNA3, Class M1B 6.53%, (SOFR30A+2.90%), 04/25/2042*	780,000	791,404
Series 2021-HQA3, Class B1 6.98%, (SOFR30A+3.35%), 09/25/2041*	845,000	848,486
Series 2023-HQA1, Class M1B 7.13%, (SOFR30A+3.50%), 05/25/2043*	840,000	873,645
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-HQA3, Class M1B 7.18%, (SOFR30A+3.55%), 08/25/2042*	$135,000	$138,737
Series 2022-DNA5, Class M1B 8.13%, (SOFR30A+4.50%), 06/25/2042*	535,000	553,222
Federal National Mtg. Assoc. REMIC
Series 2012-21, Class PQ 2.00%, 09/25/2041	34,077	32,285
Series 2012-18, Class GA 2.00%, 12/25/2041	69,772	65,259
Series 2015-48, Class QB 3.00%, 02/25/2043	37,150	36,616
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	450,551
Series 2018-27, Class EA 3.00%, 05/25/2048	205,155	182,461
Series 2018-35, Class CD 3.00%, 05/25/2048	132,151	115,851
Series 2019-45, Class PT 3.00%, 08/25/2049	165,857	149,532
Series 2012-52, Class PA 3.50%, 05/25/2042	55,597	53,255
Series 2018-23, Class LA 3.50%, 04/25/2048	173,970	165,148
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,197,339
Government National Mtg. Assoc.
Series 2025-110, Class J 5.00%, 09/20/2051	645,909	640,655
		19,288,068
Total Collateralized Mortgage Obligations (cost $73,243,349)		71,368,281
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 72.7%
U.S. Government — 41.1%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,276,779
1.25%, 05/15/2050	7,240,000	3,445,222
1.38%, 11/15/2040 to 08/15/2050	4,253,000	2,484,772
1.75%, 08/15/2041	1,543,000	1,034,172
1.88%, 02/15/2041 to 02/15/2051	3,026,000	1,866,705
2.00%, 08/15/2051	1,339,000	762,289
2.25%, 05/15/2041 to 08/15/2046	3,107,000	2,061,393
2.38%, 02/15/2042 to 05/15/2051	10,045,000	6,461,042
2.50%, 02/15/2046 to 05/15/2046	1,630,000	1,120,615
2.75%, 11/15/2042 to 08/15/2047	981,000	715,397
2.88%, 05/15/2043 to 05/15/2049	4,743,000	3,517,213
3.00%, 05/15/2042 to 02/15/2049	7,728,000	5,809,563
3.00%, 08/15/2052(10)	11,421,000	8,097,757
3.13%, 02/15/2043 to 05/15/2048	2,355,000	1,849,990
3.38%, 05/15/2044 to 11/15/2048	3,512,000	2,837,065
3.63%, 08/15/2043 to 02/15/2044	2,246,000	1,904,738
3.63%, 05/15/2053(10)(11)	4,053,000	3,239,075
4.13%, 08/15/2053	1,153,000	1,007,163
4.25%, 05/15/2039 to 08/15/2054	6,271,000	5,622,216
4.38%, 02/15/2038 to 05/15/2040	7,235,000	7,087,159
4.50%, 08/15/2039 to 11/15/2054	2,840,000	2,683,257
4.63%, 05/15/2044 to 11/15/2055	2,557,000	2,452,081
4.75%, 02/15/2041 to 08/15/2055	8,921,800	8,680,747
4.88%, 08/15/2045	5,865,000	5,820,325
5.00%, 05/15/2056	100,000	101,062
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,220,808
5.38%, 02/15/2031	2,839,000	2,980,396
6.38%, 08/15/2027	1,817,000	1,861,928

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Bonds TIPS
0.75%, 02/15/2042(12)	$3,587,680	$2,736,906
United States Treasury Notes
0.38%, 07/31/2027 to 09/30/2027	6,558,000	6,289,623
0.50%, 05/31/2027 to 10/31/2027	6,125,000	5,850,072
0.63%, 12/31/2027 to 08/15/2030	14,211,000	12,759,494
0.75%, 01/31/2028	5,225,000	4,953,341
0.88%, 11/15/2030	3,000,000	2,605,078
1.13%, 02/29/2028 to 02/15/2031	8,046,000	7,283,283
1.25%, 05/31/2028 to 08/15/2031	9,482,000	8,767,434
1.38%, 11/15/2031	2,820,000	2,435,334
1.63%, 08/15/2029 to 05/15/2031	10,238,000	9,247,985
1.75%, 11/15/2029	5,825,000	5,388,580
2.25%, 08/15/2027 to 11/15/2027	3,591,000	3,506,916
2.38%, 05/15/2027 to 05/15/2029	4,144,000	3,983,864
2.63%, 02/15/2029 to 07/31/2029	15,966,000	15,297,307
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,324,597
2.88%, 05/15/2028 to 05/15/2032	11,037,000	10,533,946
3.25%, 06/30/2029	3,673,000	3,578,736
3.50%, 09/30/2027 to 10/15/2028	600,000	593,274
3.63%, 05/31/2028 to 09/30/2030	8,850,000	8,698,472
3.75%, 04/30/2027 to 08/31/2031	6,234,000	6,111,151
3.88%, 05/15/2029 to 08/15/2034	11,599,000	11,329,858
4.00%, 04/30/2032 to 11/15/2035	13,385,000	12,976,944
4.13%, 05/31/2031 to 11/15/2032	5,308,000	5,261,479
4.25%, 06/30/2029 to 11/15/2034	8,453,000	8,426,843
4.38%, 08/31/2028 to 05/15/2036	8,677,000	8,682,379
4.50%, 04/15/2027 to 11/15/2033	8,358,000	8,420,118
4.63%, 02/15/2035	4,441,000	4,511,431
United States Treasury Notes TIPS
1.25%, 04/15/2031(12)	7,813,328	7,569,684
		286,125,058
U.S. Government Agency — 31.6%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	743,486	662,568
2.00%, 02/01/2036 to 08/01/2052	8,777,796	7,478,288
2.50%, 01/01/2028 to 09/01/2051	742,340	659,083
3.00%, 08/01/2027 to 07/01/2052	2,766,738	2,453,004
3.50%, 11/01/2041 to 02/01/2052	1,155,168	1,067,461
4.00%, 09/01/2040 to 01/01/2050	713,666	681,195
4.50%, 05/01/2048 to 06/01/2052	601,969	582,593
5.00%, 09/01/2031 to 06/01/2055	5,591,760	5,512,459
5.50%, 01/01/2036 to 05/01/2055	13,645,994	13,766,796
6.00%, 03/01/2040 to 07/01/2055	1,776,766	1,819,547
6.25%, 07/15/2032	206,000	227,328
6.75%, 03/15/2031	100,000	110,742
Federal Home Loan Mtg. Corp. FRS
5.61%, (RFUCCT6M+1.49%), 02/01/2037	3,532	3,631
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,245,492	957,227
1.88%, 09/24/2026	837,000	833,063
2.00%, 11/01/2035 to 05/01/2052	23,385,389	19,091,612
2.50%, 04/01/2028 to 04/01/2052	8,172,367	7,008,296
3.00%, 10/01/2027 to 03/01/2050	2,023,070	1,849,553
3.50%, 08/01/2026 to 05/01/2052	3,608,842	3,328,489
4.00%, 10/01/2040 to 03/01/2049	1,575,562	1,501,286
4.26%, 08/01/2030	1,229,000	1,219,222
4.50%, 12/01/2040 to 10/01/2052	2,802,865	2,736,572
5.00%, 05/01/2040 to 04/01/2056	9,674,256	9,571,264
5.50%, 08/01/2037 to 01/01/2054	9,611,553	9,719,466
6.00%, 11/01/2038 to 07/01/2054	1,427,747	1,462,126
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.50%, 10/01/2037 to 07/01/2054	$1,091,706	$1,129,701
6.63%, 11/15/2030	871,000	954,261
7.25%, 05/15/2030	2,260,000	2,501,357
Federal National Mtg. Assoc. FRS
5.89%, (RFUCCT1Y+1.57%), 05/01/2037	4,908	5,061
5.95%, (H15T1Y+2.28%), 11/01/2036	10,981	11,390
6.35%, (RFUCCT1Y+1.83%), 10/01/2040	19,164	19,891
6.57%, (RFUCCT1Y+1.83%), 10/01/2040	4,457	4,630
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,089,403	893,853
2.00%, July 30 TBA	4,500,000	3,685,057
2.50%, July 30 TBA	5,790,000	4,942,760
3.00%, 02/20/2045 to 03/20/2052	841,312	753,465
3.00%, July 30 TBA	3,725,000	3,305,355
3.50%, 03/20/2045 to 07/20/2045	97,324	89,913
3.50%, July 30 TBA	2,840,000	2,550,129
4.00%, 03/15/2039 to 05/20/2048	431,585	411,759
4.50%, 09/15/2033 to 04/20/2047	203,987	200,599
4.50%, July 30 TBA	1,085,000	1,041,979
5.00%, 06/15/2033 to 08/15/2038	134,225	135,521
5.00%, July 30 TBA	3,760,000	3,706,617
5.50%, 02/15/2032 to 05/20/2053	894,479	907,000
5.50%, July 30 TBA	7,635,000	7,672,518
6.00%, 04/15/2028 to 12/15/2036	278,915	287,661
6.00%, July 30 TBA	3,030,000	3,093,423
6.50%, 09/15/2031 to 12/15/2031	2,855	2,900
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	471,250
Uniform Mtg. Backed Securities
2.00%, July 15 TBA	720,000	655,643
2.00%, July 30 TBA	1,935,000	1,544,665
2.50%, July 15 TBA	740,000	691,754
2.50%, July 30 TBA	12,445,000	10,396,436
3.00%, July 15 TBA	795,000	751,079
3.00%, July 30 TBA	7,365,000	6,420,209
3.50%, July 30 TBA	4,175,000	3,787,508
3.50%, August 30 TBA	4,170,000	3,780,203
4.00%, July 15 TBA	3,300,000	3,204,542
4.00%, July 30 TBA	3,795,000	3,546,537
4.00%, August 30 TBA	3,790,000	3,539,496
4.50%, July 30 TBA	5,090,000	4,875,663
5.00%, July 30 TBA	2,525,000	2,480,817
5.50%, July 30 TBA	8,725,000	8,752,878
5.50%, August 30 TBA	4,295,000	4,302,684
6.00%, July 30 TBA	8,600,000	8,791,340
6.00%, August 30 TBA	8,595,000	8,758,362
6.50%, August 30 TBA	10,215,000	10,555,288
		219,916,025
Total U.S. Government & Agency Obligations (cost $531,379,281)		506,041,083
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	128,000	125,579
Sovereign — 1.6%
Bahamas Government International Bond
8.25%, 06/24/2036	200,000	223,998
Bulgaria Government International Bond
5.00%, 03/05/2037	200,000	195,154
Chile Government International Bond
4.85%, 01/22/2029	200,000	201,440

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
4.95%, 01/05/2036		$300,000	$296,535
Costa Rica Government International Bond
6.55%, 04/03/2034		200,000	213,286
Hungary Government International Bond
5.25%, 06/16/2029		200,000	202,345
6.00%, 09/26/2035*		200,000	208,056
Indonesia Government International Bond
5.13%, 05/29/2038	EUR	381,000	446,527
Israel Government International Bond
4.50%, 01/13/2031		265,000	259,053
5.00%, 01/13/2036		200,000	195,026
5.38%, 03/12/2029		460,000	464,509
Ivory Coast Government International Bond
8.08%, 04/01/2036		200,000	218,689
Kazakhstan Government International Bond
6.50%, 07/21/2045		200,000	216,828
Mexico Government International Bond
3.50%, 02/12/2034		675,000	574,762
5.38%, 03/22/2033		1,155,000	1,128,493
5.63%, 02/09/2034		330,000	324,720
5.63%, 09/22/2035		605,000	587,758
6.13%, 02/09/2038		200,000	196,200
6.25%, 08/27/2037		645,000	645,190
6.75%, 09/27/2034		200,000	210,730
6.75%, 02/09/2056		200,000	195,800
Philippine Government International Bond
5.33%, 06/24/2036		200,000	199,855
Republic of Poland Government International Bond
6.13%, 04/14/2056		61,000	62,033
Republic of South Africa Government International Bond
7.25%, 12/11/2055*		200,000	199,547
Romanian Government International Bond
2.63%, 12/02/2040*	EUR	305,000	235,328
2.75%, 04/14/2041	EUR	927,000	718,904
5.75%, 03/24/2035		806,000	780,344
6.00%, 05/25/2034		120,000	118,984
6.63%, 05/16/2036*		60,000	61,235
7.63%, 01/17/2053		200,000	218,784
Saudi Government International Bond
3.25%, 10/22/2030		200,000	188,134
3.45%, 02/02/2061		200,000	126,488
5.00%, 01/18/2053		200,000	172,450
Serbia International Bond
6.00%, 06/12/2034		400,000	409,447
			10,696,632
Total Foreign Government Obligations (cost $10,932,723)			10,822,211
MUNICIPAL SECURITIES — 0.0%
Chicago Board of Education General Obligation Bonds
6.32%, 11/01/2029 (cost $234,127)		235,000	229,912
Total Long-Term Investment Securities (cost $832,793,593)			801,846,149
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58%(13) (cost $1,032,398)	1,032,398	$1,032,398
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(14)	$1,025,000	1,025,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	1,050,000	1,050,000
BNP Paribas SA Joint Repurchase Agreement(14)	1,030,000	1,030,000
Deutsche Bank AG Joint Repurchase Agreement(14)	1,025,000	1,025,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	1,025,000	1,025,000
Total Repurchase Agreements (cost $5,155,000)		5,155,000
TOTAL INVESTMENTS (cost $838,980,991)	116.1%	808,033,547
Other assets less liabilities	(16.1)	(112,067,827)
NET ASSETS	100.0%	$695,965,720

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no
right to demand registration of these securities. At June 30, 2026, the aggregate value of these securities was $123,854,721 representing 17.8% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)
The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)
Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated
maturities shown.

(6)	Unfunded Loan Commitments: At June 30, 2026, the SA Multi-Managed Diversified Fixed Income Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2026.
(8)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(9)	Interest Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	The rate shown is the 7-day yield as of June 30, 2026.
(14)	See Note 2 for details of Joint Repurchase Agreements.

3 ME—3 Month Euribor
BTL—Bank Term Loan
CLO—Collateralized Loan Obligation

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security

EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	2,225,000	USD	Fixed 2.970%	12-Month SOFR	Annual	Annual	Mar 2053	$3,346	$442,633	$445,979
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(13,587)	228,834	215,247
Centrally Cleared	1,530,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	5,966	149,293	155,259
Centrally Cleared	3,705,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(16,658)	49,414	32,756
								$(20,933)	$870,174	$849,241

SOFR—Secured Overnight Financing Rate

USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
60	Long	Australian 10 Year Bonds	September 2026	$4,493,259	$4,561,929	$68,670
7	Long	Euro Buxl 30 Year Bonds	September 2026	866,513	889,560	23,047
30	Long	U.S. Treasury Long Bonds	September 2026	3,319,029	3,405,000	85,971
12	Short	U.S. Treasury 10 Year Notes	September 2026	1,319,795	1,318,687	1,108
55	Short	U.S. Treasury 5 Year Notes	September 2026	5,899,969	5,887,578	12,391
						$191,187

						Unrealized (Depreciation)
7	Short	Euro-BUND	September 2026	$1,005,367	$1,018,490	$(13,123)
8	Short	Euro-OAT	September 2026	1,087,016	1,096,713	(9,697)
83	Short	Euro-Schatz	September 2026	10,022,473	10,048,800	(26,327)
13	Short	Long Gilt	September 2026	1,531,914	1,538,324	(6,410)
178	Short	U.S. Treasury 2 Year Notes	September 2026	36,690,042	36,691,640	(1,598)
17	Short	U.S. Treasury Ultra 10 Year Notes	September 2026	1,889,614	1,911,969	(22,355)
89	Short	U.S. Treasury Ultra Bonds	September 2026	10,053,204	10,337,906	(284,702)
						$(364,212)
		Net Unrealized Appreciation (Depreciation)				$(173,025)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	4,321,000	USD	4,960,994	07/31/2026	$18,011	$—
	USD	924,231	EUR	805,000	07/31/2026	—	(3,356)
						18,011	(3,356)
Morgan Stanley & Co. International PLC	USD	1,212,894	EUR	1,064,000	07/31/2026	4,262	—
Wells Fargo & Co.	GBP	317,000	USD	419,691	07/31/2026	—	(785)
Unrealized Appreciation (Depreciation)						$22,273	$(4,141)

EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$184,033,147	$—	$184,033,147
Convertible Bonds & Notes	—	79,703	—	79,703
Loans	—	2,854,360	—	2,854,360
Asset Backed Securities	—	26,417,452	—	26,417,452
Collateralized Mortgage Obligations	—	71,368,281	—	71,368,281
U.S. Government & Agency Obligations	—	506,041,083	—	506,041,083
Foreign Government Obligations	—	10,822,211	—	10,822,211
Municipal Securities	—	229,912	—	229,912
Short-Term Investments	1,032,398	—	—	1,032,398
Repurchase Agreements	—	5,155,000	—	5,155,000
Total Investments at Value	$1,032,398	$807,001,149	$—	$808,033,547
Other Financial Instruments:†
Swaps	$—	$870,174	$—	$870,174
Futures Contracts	191,187	—	—	191,187
Forward Foreign Currency Contracts	—	22,273	—	22,273
Total Other Financial Instruments	$191,187	$892,447	$—	$1,083,634
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$364,212	$—	$—	$364,212
Forward Foreign Currency Contracts	—	4,141	—	4,141
Total Other Financial Instruments	$364,212	$4,141	$—	$368,353

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Australia — 3.8%
ANZ Group Holdings, Ltd.	48,403	$1,186,095
APA Group	5,705	40,084
Aristocrat Leisure, Ltd.	2,354	100,287
ASX, Ltd.	780	28,806
BHP Group, Ltd. (ASX)	32,568	1,359,349
BHP Group, Ltd. (LSE)	8,567	352,905
Brambles, Ltd.	5,759	77,752
CAR Group, Ltd.	1,599	28,615
Cochlear, Ltd.	272	22,981
Coles Group, Ltd.	27,205	459,281
Commonwealth Bank of Australia	7,124	814,226
Computershare, Ltd.	2,223	59,009
CSL, Ltd.	2,034	161,999
Evolution Mining, Ltd.	9,358	76,416
Fortescue, Ltd.	6,912	92,072
Goodman Group	8,404	182,185
Insurance Australia Group, Ltd.	9,214	51,659
Lottery Corp., Ltd.	8,915	35,565
Lynas Rare Earths, Ltd.†	3,949	49,482
Macquarie Group, Ltd.	4,020	699,607
Medibank Private, Ltd.	11,206	38,546
National Australia Bank, Ltd.	13,066	343,667
Northern Star Resources, Ltd.	5,613	73,927
Origin Energy, Ltd.	7,515	57,128
PLS Group, Ltd.†	13,507	47,285
Pro Medicus, Ltd.	263	37,235
Qantas Airways, Ltd.	3,175	23,511
QBE Insurance Group, Ltd.	6,506	113,552
REA Group, Ltd.	226	21,837
Rio Tinto, Ltd.	9,990	1,189,556
Santos, Ltd.	13,424	66,647
Scentre Group	233,370	625,061
SGH, Ltd.	871	28,261
Sigma Healthcare, Ltd.	21,523	41,013
Sonic Healthcare, Ltd.	1,849	26,550
South32, Ltd.	19,065	51,269
Stockland	9,485	26,874
Suncorp Group, Ltd.	35,577	474,773
Telstra Group, Ltd.	112,849	396,875
Transurban Group	13,173	131,498
Vicinity, Ltd.	17,041	30,349
Washington H. Soul Pattinson & Co., Ltd.	1,404	44,942
Wesfarmers, Ltd.	4,828	303,011
Westpac Banking Corp.	14,414	352,406
WiseTech Global, Ltd.	815	18,872
Woodside Energy Group, Ltd.	8,067	156,180
Woolworths Group, Ltd.	5,218	144,567
		10,743,767
Austria — 0.8%
BAWAG Group AG*	2,449	491,026
Erste Group Bank AG	12,006	1,608,482
OMV AG	646	40,527
Raiffeisen Bank International AG	519	33,147
Verbund AG	275	17,468
		2,190,650
Belgium — 0.7%
Ageas SA	609	48,722
Anheuser-Busch InBev SA	3,811	314,205
D'ieteren Group	93	18,119
Elia Group SA	181	28,789
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Financiere de Tubize SA	77	$20,331
Groupe Bruxelles Lambert NV	325	29,614
KBC Group NV	958	130,672
Lotus Bakeries NV	2	26,564
Sofina SA	64	16,286
Syensqo SA	318	23,483
UCB SA	4,635	1,387,868
		2,044,653
Bermuda — 0.0%
Aegon, Ltd.	4,793	40,753
CK Infrastructure Holdings, Ltd.	3,000	22,895
Hongkong Land Holdings, Ltd.	4,000	28,622
Jardine Matheson Holdings, Ltd.	700	43,264
		135,534
Canada — 1.4%
Brookfield Corp.†	12,247	522,521
Canadian Natural Resources, Ltd.	13,131	519,592
Definity Financial Corp.	13,061	692,903
Element Fleet Management Corp.	26,831	553,741
National Bank of Canada	2,220	350,489
Nutrien, Ltd.†	9,999	629,939
Toronto-Dominion Bank	6,325	769,034
		4,038,219
China — 0.4%
Contemporary Amperex Technology Co., Ltd., Class A	8,600	500,003
Tencent Holdings, Ltd.	4,000	220,437
Tencent Music Entertainment Group ADR	33,456	279,358
		999,798
Denmark — 1.5%
AP Moller-Maersk A/S, Series A	10	23,076
AP Moller-Maersk A/S, Series B	15	35,592
Carlsberg A/S, Class B	408	53,537
Coloplast A/S, Class B	497	28,343
Danske Bank A/S	2,700	144,861
Demant A/S†	370	15,148
DSV A/S	812	192,758
Genmab A/S†	253	69,306
Novo Nordisk A/S, Class B	32,316	1,550,353
Novonesis (Novozymes), Class B	1,466	92,642
Orsted A/S*†	15,632	351,463
Pandora A/S	4,239	488,872
ROCKWOOL A/S, Class B	342	10,992
Tryg A/S	1,288	29,327
Vestas Wind Systems A/S	37,973	1,072,882
		4,159,152
Finland — 1.0%
Elisa Oyj	597	25,065
Fortum Oyj	15,958	368,671
Kesko Oyj, Class B	1,173	26,225
Kone Oyj, Class B	1,406	80,013
Mandatum Oyj	35,461	222,647
Metso Oyj	2,692	46,799
Neste Oyj	1,758	57,148
Nokia Oyj	21,251	281,321
Nordea Bank Abp†	12,974	246,404
Orion Oyj, Class B	478	39,327
Sampo Oyj, Class A	72,980	767,080
Stora Enso Oyj, Class R	35,363	377,337

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene Oyj	2,185	$57,961
Wartsila OYJ Abp	2,052	78,336
		2,674,334
France — 8.3%
Abivax SA†	225	29,876
Accor SA	788	45,813
Aeroports de Paris SA	130	16,944
Air Liquide SA	7,824	1,549,418
Alstom SA†	1,567	27,265
Amundi SA*	260	24,953
AXA SA	23,735	1,189,521
Ayvens SA*	1,367	18,023
BioMerieux	175	13,742
BNP Paribas SA	4,205	491,468
Bollore SE	2,728	12,650
Bouygues SA	838	46,756
Bureau Veritas SA	1,421	43,530
Capgemini SE	664	66,781
Carrefour SA	2,665	49,505
Cie de Saint-Gobain SA	1,891	171,202
Cie Generale des Etablissements Michelin SCA	2,607	100,697
Covivio SA	212	12,990
Credit Agricole SA	3,831	77,064
Danone SA	2,679	219,713
Dassault Aviation SA	71	23,308
Dassault Systemes SE	2,864	58,333
Eiffage SA	280	41,339
Engie SA	34,112	1,075,603
EssilorLuxottica SA	3,000	562,838
Gecina SA	195	16,405
Getlink SE	1,158	24,626
Hermes International S.C.A.	109	199,453
Ipsen SA	136	26,236
Kering SA	1,526	433,907
Klepierre SA	876	36,624
Legrand SA	9,032	1,524,527
L'Oreal SA	2,425	1,063,917
LVMH Moet Hennessy Louis Vuitton SE	3,976	2,201,784
Orange SA	8,007	151,030
Pernod Ricard SA	856	62,505
Publicis Groupe SA	964	95,280
Renault SA	795	22,807
Rexel SA	984	42,999
Safran SA	7,356	2,908,284
Sanofi SA	10,680	912,633
Sartorius Stedim Biotech	130	26,998
Schneider Electric SE	7,163	2,350,063
Societe Generale SA	12,781	1,131,725
Sodexo SA	334	19,334
Thales SA	400	102,770
TotalEnergies SE	38,121	2,961,269
Veolia Environnement SA	2,562	106,708
Vinci SA	5,859	856,911
		23,248,127
Germany — 7.6%
adidas AG	698	143,111
Allianz SE	4,595	2,174,551
BASF SE	3,777	201,899
Bayer AG	14,373	794,598
Bayerische Motoren Werke AG	10,227	669,253
Security Description	Shares or Principal Amount	Value

Germany (continued)
Bayerische Motoren Werke AG (Preference Shares)	232	$15,232
Beiersdorf AG	10,045	864,678
Brenntag SE	474	28,804
Commerzbank AG	2,789	118,673
Continental AG	445	36,699
CTS Eventim AG & Co. KGaA	270	15,753
Daimler Truck Holding AG	1,940	93,559
Delivery Hero SE*†	710	29,210
Deutsche Bank AG	7,690	260,376
Deutsche Boerse AG	769	209,835
Deutsche Lufthansa AG	2,521	28,845
Deutsche Post AG	3,887	235,862
Deutsche Telekom AG	14,538	396,221
Dr. Ing. h.c. F. Porsche AG (Preference Shares)	496	24,667
E.ON SE	9,559	197,222
Evonik Industries AG	1,002	18,182
Fresenius Medical Care AG	825	37,326
Fresenius SE & Co. KGaA	1,763	80,510
GEA Group AG	558	38,277
Hannover Rueck SE	257	71,189
Heidelberg Materials AG	3,243	618,621
Henkel AG & Co. KGaA	408	32,263
Henkel AG & Co. KGaA (Preference Shares)	635	53,364
Hensoldt AG	272	21,063
HOCHTIEF AG	65	37,663
Infineon Technologies AG	30,165	2,816,100
KION Group AG	6,003	266,008
Knorr-Bremse AG	285	33,092
Mercedes-Benz Group AG	3,006	150,880
Merck KGaA	547	91,799
MTU Aero Engines AG	221	91,918
Muenchener Rueckversicherungs-Gesellschaft AG	549	306,474
Nemetschek SE	247	14,939
Porsche Automobil Holding SE (Preference Shares)	593	18,270
Rational AG	20	14,640
Rheinmetall AG	503	569,356
RWE AG	2,743	177,714
SAP SE	15,582	2,386,269
Sartorius AG (Preference Shares)	117	30,702
Scout24 SE*	277	22,903
Siemens AG	14,136	4,542,325
Siemens Energy AG	7,799	1,478,122
Siemens Healthineers AG*	9,732	380,314
Symrise AG	562	56,400
Talanx AG	249	31,471
Volkswagen AG (Preference Shares)	871	69,779
Vonovia SE	3,024	74,615
Zalando SE*†	868	25,148
		21,196,744
Hong Kong — 1.8%
AIA Group, Ltd.	231,400	2,122,389
Alibaba Group Holding, Ltd.	13,940	166,540
BOC Hong Kong Holdings, Ltd.	125,000	677,951
CK Asset Holdings, Ltd.	7,000	39,621
CK Hutchison Holdings, Ltd.	11,000	93,495
CLP Holdings, Ltd.	7,000	65,428
Futu Holdings, Ltd. ADR	196	18,373
Galaxy Entertainment Group, Ltd.	9,000	33,891
Henderson Land Development Co., Ltd.	5,000	15,867
HKT Trust & HKT, Ltd.	15,000	22,308
Hong Kong & China Gas Co., Ltd.	47,000	39,071
Hong Kong Exchanges & Clearing, Ltd.	5,200	241,683

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Link REIT	11,500	$53,649
MTR Corp., Ltd.	6,500	25,362
Power Assets Holdings, Ltd.	6,000	43,781
Sino Land Co., Ltd.	18,000	23,683
SITC International Holdings Co., Ltd.	5,000	20,078
Sun Hung Kai Properties, Ltd.	5,500	79,263
Swire Pacific, Ltd., Class A	1,000	10,453
Techtronic Industries Co., Ltd.	75,000	1,252,097
WH Group, Ltd.*	33,000	34,984
Wharf Real Estate Investment Co., Ltd.	7,000	19,177
		5,099,144
India — 0.2%
HDFC Bank, Ltd. ADR	18,618	480,903
Indonesia — 0.1%
Bank Central Asia Tbk PT	685,900	213,610
Ireland — 0.8%
AIB Group PLC	9,371	110,123
Bank of Ireland Group PLC	4,354	86,786
Kerry Group PLC, Class A	665	61,071
Kingspan Group PLC	13,524	1,237,011
Octave Intelligence PLC SDR†	923	14,888
Ryanair Holdings PLC	1,972	61,739
Ryanair Holdings PLC ADR	10,023	648,989
		2,220,607
Israel — 0.7%
Azrieli Group, Ltd.	176	23,952
Bank Hapoalim BM	5,427	125,164
Bank Leumi Le-Israel BM	6,266	140,176
Check Point Software Technologies, Ltd.†	343	45,081
CyberArk Software, Ltd.†	229	10,305
Elbit Systems, Ltd.	117	88,985
Enlight Renewable Energy, Ltd.†	593	52,512
Harel Insurance Investments & Financial Services, Ltd.	501	26,416
ICL Group, Ltd.	3,429	17,202
Israel Discount Bank, Ltd., Class A	5,259	52,157
Mizrahi Tefahot Bank, Ltd.	656	43,372
Nova, Ltd.†	127	67,512
OPC Energy, Ltd.†	712	22,166
Phoenix Financial, Ltd.	932	51,642
Teva Pharmaceutical Industries, Ltd. ADR†	34,246	1,160,254
Tower Semiconductor, Ltd.†	473	121,770
		2,048,666
Italy — 3.0%
Banca Mediolanum SpA	946	23,559
Banca Monte dei Paschi di Siena SpA	7,983	99,125
Banco BPM SpA	4,724	81,592
BPER Banca SpA	6,685	104,929
Buzzi SpA	275	14,080
Enel SpA	103,073	1,184,261
Eni SpA	7,766	181,652
FinecoBank Banca Fineco SpA	42,787	1,073,435
Generali	14,200	691,468
Intesa Sanpaolo SpA	187,640	1,285,334
Italgas SpA	2,497	28,919
Leonardo SpA	1,733	92,933
Moncler SpA	7,203	417,928
Poste Italiane SpA	1,917	62,705
Prysmian SpA	7,168	1,204,115
Recordati Industria Chimica e Farmaceutica SpA	482	28,256
Security Description	Shares or Principal Amount	Value

Italy (continued)
Snam SpA	8,116	$58,416
Telecom Italia SpA†	7,299	66,525
Terna - Rete Elettrica Nazionale	6,050	70,786
UniCredit SpA	16,687	1,492,940
Unipol Assicurazioni SpA	1,586	44,265
		8,307,223
Japan — 22.4%
Advantest Corp.	6,900	1,402,602
Aeon Co., Ltd.	9,100	75,102
AGC, Inc.	800	34,596
Aisin Corp.	2,000	27,025
Ajinomoto Co., Inc.	15,100	549,292
ANA Holdings, Inc.	700	12,821
Asahi Group Holdings, Ltd.	5,900	56,133
Asahi Kasei Corp.	5,400	59,564
Asics Corp.	28,000	761,453
Astellas Pharma, Inc.	7,300	98,140
Bandai Namco Holdings, Inc.	2,200	51,412
Bridgestone Corp.	4,500	94,748
Canon, Inc.	3,400	86,884
Capcom Co., Ltd.	1,100	20,415
Central Japan Railway Co.	3,300	70,822
Chiba Bank, Ltd.	2,200	33,458
Chubu Electric Power Co., Inc.	3,000	56,414
Chugai Pharmaceutical Co., Ltd.	16,900	782,456
Dai Nippon Printing Co., Ltd.	1,700	31,130
Daifuku Co., Ltd.	1,300	57,833
Dai-ichi Life Group, Inc.	14,800	162,215
Daiichi Sankyo Co., Ltd.	7,300	117,150
Daikin Industries, Ltd.	7,600	1,154,434
Daito Trust Construction Co., Ltd.	1,200	22,889
Daiwa House Industry Co., Ltd.	2,300	62,265
Daiwa Securities Group, Inc.	5,700	56,047
Denso Corp.	6,700	77,391
Disco Corp.	400	203,294
East Japan Railway Co.	4,000	83,840
Ebara Corp.	2,000	78,435
Eisai Co., Ltd.	1,000	25,272
ENEOS Holdings, Inc.	11,300	83,185
FANUC Corp.	4,000	182,900
Fast Retailing Co., Ltd.	2,400	1,227,425
Fuji Electric Co., Ltd.	600	50,772
FUJIFILM Holdings Corp.	31,600	679,665
Fujikura, Ltd.	22,900	888,943
Fujitsu, Ltd.	7,300	145,681
Furukawa Electric Co., Ltd.	3,000	89,218
Hankyu Hanshin Holdings, Inc.	900	23,669
Hikari Tsushin, Inc.	100	21,882
Hitachi, Ltd.	88,000	2,445,480
Honda Motor Co., Ltd.	15,300	138,606
Hoya Corp.	8,400	1,354,655
Hulic Co., Ltd.	2,000	20,861
Ibiden Co., Ltd.	1,000	150,137
Idemitsu Kosan Co., Ltd.	3,500	25,707
IHI Corp.	4,200	70,966
Inpex Corp.	3,800	76,569
Isetan Mitsukoshi Holdings, Ltd.	20,800	529,585
Isuzu Motors, Ltd.	2,300	30,414
ITOCHU Corp.	100,100	1,151,010
Japan Exchange Group, Inc.	72,900	918,762
Japan Post Bank Co., Ltd.	7,600	144,774
Japan Post Holdings Co., Ltd.	7,000	93,844

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Post Insurance Co., Ltd.	2,400	$22,630
Japan Tobacco, Inc.	4,700	172,713
JFE Holdings, Inc.	2,700	26,007
JX Advanced Metals Corp.	2,300	63,622
Kajima Corp.	1,700	62,073
Kansai Electric Power Co., Inc.	4,100	57,623
Kao Corp.	4,000	79,296
Kawasaki Heavy Industries, Ltd.	3,200	58,279
Kawasaki Kisen Kaisha, Ltd.	1,500	22,999
KDDI Corp.	99,400	1,676,770
Keyence Corp.	3,000	1,511,481
Kikkoman Corp.	2,700	27,692
Kioxia Holdings Corp.†	1,600	908,387
Kirin Holdings Co., Ltd.	3,300	56,546
Komatsu, Ltd.	12,100	473,601
Konami Group Corp.	400	43,717
Kubota Corp.	4,100	68,641
Kyocera Corp.	4,900	108,638
Kyowa Kirin Co., Ltd.	900	14,376
Lasertec Corp.	300	93,342
LY Corp.	10,500	28,087
Makita Corp.	1,000	35,802
Marubeni Corp.	6,000	174,719
Minebea Mitsumi, Inc.	1,400	41,545
Mitsubishi Chemical Group Corp.	61,000	423,823
Mitsubishi Corp.	12,900	346,999
Mitsubishi Electric Corp.	58,700	2,152,597
Mitsubishi Estate Co., Ltd.	29,800	758,468
Mitsubishi HC Capital, Inc.	3,400	27,511
Mitsubishi Heavy Industries, Ltd.	13,700	311,941
Mitsubishi UFJ Financial Group, Inc.	230,600	4,574,665
Mitsui & Co., Ltd.	10,100	281,298
Mitsui Fudosan Co., Ltd.	57,100	526,057
Mitsui Kinzoku Co., Ltd.	200	53,554
Mitsui OSK Lines, Ltd.	1,400	44,818
Mizuho Financial Group, Inc.	10,100	484,992
MS&AD Insurance Group Holdings, Inc.	54,300	1,418,158
Murata Manufacturing Co., Ltd.	15,000	1,081,073
NEC Corp.	5,200	126,238
Nexon Co., Ltd.	1,400	18,623
NIDEC Corp.†	3,600	59,137
Nintendo Co., Ltd.	13,900	583,724
Nippon Building Fund, Inc.	29	22,433
Nippon Paint Holdings Co., Ltd.	4,100	26,686
Nippon Sanso Holdings Corp.	700	25,827
Nippon Steel Corp.	20,200	66,907
Nippon Yusen KK	1,600	51,456
Nissan Motor Co., Ltd.†	9,600	17,821
Nitori Holdings Co., Ltd.	1,700	25,267
Nitto Denko Corp.	2,900	57,127
Nomura Holdings, Inc.	12,800	111,693
Nomura Research Institute, Ltd.	1,500	42,499
NTT, Inc.	128,100	114,249
Obayashi Corp.	2,600	52,630
Obic Co., Ltd.	1,300	30,481
Olympus Corp.	4,500	47,301
Oriental Land Co., Ltd.	4,700	71,948
ORIX Corp.	15,500	587,448
Osaka Gas Co., Ltd.	1,400	47,093
Otsuka Corp.	1,100	18,833
Otsuka Holdings Co., Ltd.	1,800	119,226
Pan Pacific International Holdings Corp.	8,700	44,405
Security Description	Shares or Principal Amount	Value

Japan (continued)
Panasonic Holdings Corp.	31,200	$876,025
Rakuten Group, Inc.†	6,000	27,994
Recruit Holdings Co., Ltd.	45,100	3,139,386
Renesas Electronics Corp.	7,400	223,539
Resona Holdings, Inc.	46,400	605,191
Resonac Holdings Corp.	700	78,055
Ryohin Keikaku Co., Ltd.	2,000	43,694
Sanrio Co., Ltd.	4,100	27,711
SBI Holdings, Inc.	2,200	35,783
SCREEN Holdings Co., Ltd.	700	78,250
Secom Co., Ltd.	1,600	63,582
Seibu Holdings, Inc.	800	15,629
Sekisui House, Ltd.	2,600	54,097
Seven & i Holdings Co., Ltd.	41,900	505,089
Shimano, Inc.	3,900	416,529
Shimizu Corp.	18,900	299,716
Shin-Etsu Chemical Co., Ltd.	16,900	736,968
Shionogi & Co., Ltd.	3,300	56,463
Shiseido Co., Ltd.	1,700	27,491
SMC Corp.	2,100	934,431
SoftBank Corp.	123,800	158,454
SoftBank Group Corp.	57,000	2,138,505
Sompo Holdings, Inc.	3,500	133,510
Sony Group Corp.	124,000	2,486,526
Subaru Corp.	2,200	32,419
Sumitomo Corp.	126,000	1,210,537
Sumitomo Electric Industries, Ltd.	12,400	228,887
Sumitomo Metal Mining Co., Ltd.	1,000	46,733
Sumitomo Mitsui Financial Group, Inc.	15,400	602,087
Sumitomo Mitsui Trust Group, Inc.	22,000	821,281
Sumitomo Realty & Development Co., Ltd.	2,600	59,818
Suntory Beverage & Food, Ltd.	600	16,600
Suzuki Motor Corp.	44,000	529,634
T&D Holdings, Inc.	1,800	53,321
Taisei Corp.	600	53,176
Takeda Pharmaceutical Co., Ltd.	26,000	820,855
TDK Corp.	8,100	180,923
Terumo Corp.	58,800	809,109
Toho Co., Ltd.	1,900	15,188
Tokio Marine Holdings, Inc.	22,600	1,000,742
Tokyo Electron, Ltd.	4,600	2,224,530
Tokyo Gas Co., Ltd.	1,200	45,123
Toppan Holdings, Inc.	1,000	31,715
Toray Industries, Inc.	5,700	39,567
Toyota Motor Corp.	143,500	2,406,532
Toyota Tsusho Corp.	2,700	100,731
Tsuruha Holdings, Inc.	13,500	170,698
Unicharm Corp.	4,800	27,927
West Japan Railway Co.	1,600	26,833
Yamaha Motor Co., Ltd.	4,100	31,040
Yokogawa Electric Corp.	1,000	35,129
Yokohama Financial Group, Inc.	4,300	45,936
Zensho Holdings Co., Ltd.	400	19,844
		62,483,367
Jersey — 0.6%
CVC Capital Partners PLC*	14,119	205,168
Experian PLC	17,726	596,084
Glencore PLC	126,713	864,269
Wise Group PLC, Class A†	2,745	32,940
		1,698,461

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg — 0.5%
ArcelorMittal SA	1,826	$109,797
Eurofins Scientific SE	478	37,473
InPost SA†	1,134	19,968
Millicom International Cellular SA	394	35,760
Spotify Technology SA†	2,248	1,032,124
Tenaris SA	1,319	36,501
		1,271,623
Macau — 0.0%
Sands China, Ltd.	10,800	18,049
Mexico — 0.1%
Grupo Mexico SAB de CV, Series B	28,523	322,328
Netherlands — 7.8%
ABN AMRO Bank NV CVA	13,302	565,746
Adyen NV*†	115	107,398
AerCap Holdings NV	3,432	500,317
Airbus SE	8,040	1,789,519
Akzo Nobel NV	639	43,339
Argenx SE†	263	243,963
Argenx SE ADR†	734	680,983
ASM International NV	1,034	1,183,624
ASML Holding NV	5,492	10,891,964
ASR Nederland NV	670	50,572
BE Semiconductor Industries NV	1,724	566,099
CSG NV†	665	9,708
Davide Campari-Milano NV	2,518	15,676
Euronext NV*	335	53,594
EXOR NV	339	25,972
Ferrari NV†	514	190,490
Ferrovial NV	2,052	140,768
Heineken Holding NV	515	39,289
Heineken NV	16,252	1,366,971
ING Groep NV	31,130	984,871
Koninklijke Ahold Delhaize NV	3,777	152,007
Koninklijke KPN NV	15,761	78,188
Koninklijke Philips NV	24,628	669,190
Magnum Ice Cream Co. NV (LSE)†	14,785	257,250
Magnum Ice Cream Co. NV (XAMS)†	7,737	134,718
Nebius Group NV†	867	239,439
NN Group NV	1,106	96,909
Prosus NV	5,503	239,186
QIAGEN NV	938	36,347
Stellantis NV†	8,652	49,238
STMicroelectronics NV	2,710	202,357
Universal Music Group NV	4,361	91,352
Wolters Kluwer NV	971	62,757
		21,759,801
New Zealand — 0.1%
Auckland International Airport, Ltd.	7,103	33,713
Contact Energy, Ltd.	3,340	17,699
Fisher & Paykel Healthcare Corp., Ltd.	2,550	56,402
Infratil, Ltd.	4,039	35,439
Meridian Energy, Ltd.	5,267	17,428
Xero, Ltd.†	697	35,035
		195,716
Norway — 1.2%
Aker BP ASA	12,397	377,111
DNB Bank ASA	67,371	2,003,939
Equinor ASA	18,447	579,662
Gjensidige Forsikring ASA	873	23,636
Security Description	Shares or Principal Amount	Value

Norway (continued)
Kongsberg Gruppen ASA	1,801	$54,301
Mowi ASA	1,874	34,660
Norsk Hydro ASA	5,501	49,588
Orkla ASA	3,105	32,708
Salmar ASA	254	11,899
Telenor ASA	2,617	37,610
Var Energi ASA	3,932	16,241
Yara International ASA	724	31,833
		3,253,188
Portugal — 0.3%
Banco Comercial Portugues SA	33,635	39,816
EDP SA	12,924	67,660
Galp Energia SGPS SA	1,702	36,236
Jeronimo Martins SGPS SA	34,821	666,985
		810,697
Singapore — 1.4%
CapitaLand Ascendas REIT	18,612	35,904
CapitaLand Integrated Commercial Trust	27,512	50,568
CapitaLand Investment, Ltd.	9,900	19,113
DBS Group Holdings, Ltd.	26,830	1,355,634
Grab Holdings, Ltd., Class A†	10,331	38,948
Keppel, Ltd.	5,800	49,410
Oversea-Chinese Banking Corp., Ltd.	13,700	263,544
Sea, Ltd. ADR†	10,965	1,050,776
Sembcorp Industries, Ltd.	3,500	17,239
Singapore Airlines, Ltd.	6,100	36,367
Singapore Exchange, Ltd.	3,600	67,345
Singapore Technologies Engineering, Ltd.	6,400	51,639
Singapore Telecommunications, Ltd.	210,800	722,343
United Overseas Bank, Ltd.	5,100	157,241
Wilmar International, Ltd.	7,300	20,443
Yangzijiang Shipbuilding Holdings, Ltd.	11,400	30,269
		3,966,783
South Korea — 0.8%
Hanwha Aerospace Co., Ltd.	281	181,000
KT Corp.	8,399	287,360
Samsung Electronics Co., Ltd.	7,597	1,660,834
		2,129,194
Spain — 4.0%
Acciona SA	107	33,911
ACS Actividades de Construccion y Servicios SA	740	109,274
Aena SME SA*	3,169	96,600
Amadeus IT Group SA	1,844	105,903
Banco Bilbao Vizcaya Argentaria SA	127,953	3,209,834
Banco de Sabadell SA	19,960	70,902
Banco Santander SA	156,131	2,159,936
Bankinter SA	45,247	759,156
CaixaBank SA	14,897	211,443
Cellnex Telecom SA*	2,053	61,478
EDP Renewables SA	1,307	21,168
Endesa SA	1,352	61,613
Iberdrola SA	81,906	2,044,234
Indra Sistemas SA	8,377	460,425
Industria de Diseno Textil SA	24,415	1,538,737
International Consolidated Airlines Group SA	4,690	29,756
Mapfre SA	3,447	17,061
Naturgy Energy Group SA	1,774	55,666

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Repsol SA	4,629	$115,239
Telefonica SA	15,273	61,386
		11,223,722
SupraNational — 0.0%
Unibail-Rodamco-Westfield	466	54,506
Sweden — 1.9%
AddTech AB, Class B	1,154	40,677
Alfa Laval AB	1,215	72,339
Assa Abloy AB, Class B	4,136	146,101
Atlas Copco AB, Class A	10,773	218,679
Atlas Copco AB, Class B	6,252	110,804
Beijer Ref AB	1,839	26,946
Boliden AB	1,160	65,496
Epiroc AB, Class A	2,568	70,451
Epiroc AB, Class B	1,581	36,698
EQT AB	1,845	52,199
Essity AB, Class B	2,519	71,272
Evolution AB*†	485	33,423
Fastighets AB Balder, Class B†	3,031	16,172
H & M Hennes & Mauritz AB, Class B	1,811	31,157
Hexagon AB, Class B	8,705	72,009
Industrivarden AB, Class A	487	27,308
Industrivarden AB, Class C	676	37,112
Indutrade AB	1,183	24,473
Investment AB Latour, Class B	564	11,209
Investor AB, Class B	7,434	308,811
L E Lundbergforetagen AB, Class B	302	17,410
Lifco AB, Class B	942	30,867
Nibe Industrier AB, Class B	6,499	24,159
Saab AB, Class B	1,367	70,915
Sagax AB, Class B	875	13,922
Sandvik AB	25,795	1,064,803
Securitas AB, Class B	2,080	34,159
Skandinaviska Enskilda Banken AB, Class A	6,084	121,086
Skanska AB, Class B	1,476	39,503
SKF AB, Class B	1,344	34,511
Svenska Cellulosa AB SCA, Class B	2,342	23,950
Svenska Handelsbanken AB, Class A	50,748	746,737
Swedbank AB, Class A	3,506	130,940
Swedish Orphan Biovitrum AB†	745	35,513
Tele2 AB, Class B	2,441	42,461
Telefonaktiebolaget LM Ericsson, Class B	47,746	532,948
Telia Co. AB	9,762	47,533
Trelleborg AB, Class B	842	35,069
Volvo AB, Class B	26,042	885,353
		5,405,175
Switzerland — 7.8%
ABB, Ltd.	14,816	1,607,552
Alcon AG	13,757	930,227
Avolta AG	364	24,390
Banque Cantonale Vaudoise	134	19,634
Barry Callebaut AG	14	19,408
Belimo Holding AG	44	49,610
BKW AG	82	13,806
Chocoladefabriken Lindt & Spruengli AG	1	118,827
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	89	1,035,509
Cie Financiere Richemont SA, Class A	9,357	2,171,248
Coca-Cola HBC AG	854	55,745
DSM-Firmenich AG	702	66,596
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
EMS-Chemie Holding AG	28	$24,027
Galderma Group AG	788	179,193
Geberit AG	139	92,755
Givaudan SA	39	165,266
Helvetia Baloise Holding AG	319	82,373
Holcim AG	9,250	837,459
Julius Baer Group, Ltd.	9,335	806,894
Kuehne & Nagel International AG	196	47,556
Logitech International SA	616	57,772
Lonza Group AG	1,630	1,100,033
Nestle SA	18,004	1,848,904
Novartis AG	14,626	2,290,246
Partners Group Holding AG	92	75,330
Roche Holding AG	10,402	4,281,698
Roche Holding AG (BR)	108	45,355
Sandoz Group AG	1,763	159,318
Schindler Holding AG	75	23,851
Schindler Holding AG (Participation Certificate)	176	58,341
SGS SA	693	80,313
Sika AG	650	133,928
Sonova Holding AG	202	47,975
Straumann Holding AG	5,606	737,288
Swatch Group AG	124	30,334
Swiss Life Holding AG	118	129,817
Swiss Prime Site AG	339	55,325
Swiss Re AG	1,266	201,423
Swisscom AG	112	86,435
UBS Group AG	31,025	1,536,937
VAT Group AG*	117	102,358
Zurich Insurance Group AG	634	468,240
		21,899,296
Taiwan — 1.2%
Hon Hai Precision Industry Co., Ltd.	54,000	432,888
Taiwan Semiconductor Manufacturing Co., Ltd.	39,000	2,994,757
		3,427,645
United Kingdom — 16.0%
3i Group PLC	35,202	1,161,803
Admiral Group PLC	29,387	1,388,176
Airtel Africa PLC*	3,669	15,951
Anglo American PLC	4,527	221,721
Antofagasta PLC	15,780	801,487
ARM Holdings PLC ADR†	1,122	397,828
Associated British Foods PLC	1,257	33,132
AstraZeneca PLC (LSE)	18,377	3,437,941
AstraZeneca PLC (NYSE)	10,144	1,923,505
Aviva PLC	13,123	113,228
BAE Systems PLC	60,527	1,480,740
Barclays PLC	190,138	1,276,874
BP PLC	66,739	410,740
Bridgepoint Group PLC*	74,600	259,776
British American Tobacco PLC	22,348	1,378,383
BT Group PLC	257,543	649,476
Bunzl PLC	12,630	440,669
Centrica PLC	19,271	43,675
Coca-Cola Europacific Partners PLC	833	83,358
Compass Group PLC	33,267	1,074,837
Diageo PLC	54,671	1,098,876
Endeavour Mining PLC	846	41,858
Fresnillo PLC	814	29,664
GSK PLC	56,345	1,478,434
Haleon PLC	298,782	1,378,673

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Halma PLC	1,570	$82,022
HSBC Holdings PLC (LSE)	73,228	1,390,999
HSBC Holdings PLC (SEHK)	89,200	1,695,607
Imperial Brands PLC	3,227	119,315
Informa PLC	5,460	65,524
InterContinental Hotels Group PLC	609	105,043
Intertek Group PLC	673	51,856
J Sainsbury PLC	7,389	31,358
Kingfisher PLC	144,095	541,962
Land Securities Group PLC	3,086	26,665
Legal & General Group PLC	23,378	88,780
Lloyds Banking Group PLC	1,128,651	1,665,398
London Stock Exchange Group PLC	11,360	1,230,125
M&G PLC	10,177	45,410
Marks & Spencer Group PLC	8,208	40,524
Melrose Industries PLC	5,241	33,049
National Grid PLC	120,374	1,993,009
NatWest Group PLC	33,491	295,189
Next PLC	2,857	551,357
Pearson PLC	2,143	34,026
Prudential PLC	10,800	143,820
Reckitt Benckiser Group PLC	13,438	876,064
RELX PLC	34,564	1,088,696
Rentokil Initial PLC	11,021	62,395
Rio Tinto PLC	4,593	434,418
Rolls-Royce Holdings PLC	91,518	1,757,160
Sage Group PLC	43,338	469,340
Schroders PLC	2,957	23,045
Segro PLC	32,139	373,452
Severn Trent PLC	1,115	43,578
Shell PLC (LSE)	23,852	923,890
Shell PLC (XAMS)	47,574	1,838,115
Shell PLC ADR	18,002	1,395,875
Smith & Nephew PLC	3,345	48,083
Smiths Group PLC	1,308	44,444
Spirax Group PLC	324	29,398
SSE PLC	5,161	166,800
Standard Chartered PLC	42,604	1,154,771
Standard Life PLC	2,881	31,850
Tesco PLC	26,848	163,935
Unilever PLC	44,352	2,662,138
United Utilities Group PLC	3,145	54,568
Verisure PLC†	813	9,074
Vodafone Group PLC	78,594	103,847
		44,606,779
United States — 0.8%
Autoliv, Inc. SDR	2,878	337,985
Security Description	Shares or Principal Amount	Value

United States (continued)
Broadcom, Inc.	1,593	$601,756
Liberty Media Corp.-Liberty Formula One, Class C†	2,042	194,276
MercadoLibre, Inc.†	161	273,280
Philip Morris International, Inc.	4,128	746,796
Sunbelt Rentals Holdings, Inc.†	1,769	129,107
		2,283,200
Total Common Stocks (cost $195,610,218)		276,610,661
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA CVR† Expires 07/16/2026; Strike Price: $1.87 (cost $1,573)	740	1,553
Total Long-Term Investment Securities (cost $195,611,791)		276,612,214
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58%(1)	272,105	272,105
T. Rowe Price Government Reserve Fund 3.69%(1)	235	234
Total Short-Term Investments (cost $272,339)		272,339
TOTAL INVESTMENTS (cost $195,884,130)	99.1%	276,884,553
Other assets less liabilities	0.9	2,622,494
NET ASSETS	100.0%	$279,507,047

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At June 30, 2026, the aggregate value of these securities was $2,313,770 representing 0.8% of net assets.

(1)	The rate shown is the 7-day yield as of June 30, 2026.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
LSE—London Stock Exchange
NYSE—New York Stock Exchange
SDR—Swedish Depositary Receipt
SEHK—Hong Kong Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
BNP Paribas SA	Pay	Redeia Corp. SA	1,599	2.44% (ESTR + 0.26%)	Monthly	05/19/2027	$27,973	$(379)	$(379)
Israel
Goldman Sachs & Co. LLC	Pay	Bank Hapoalim BM	121	4.30% (SHIR + 0.55%)	Monthly	08/19/2026	2,846	10	10
								$(369)	$(369)
ESTR—Euro Short-Term Rate

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
SHIR—Shekel Overnight Interest Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	Euro STOXX 50 Index	September 2026	$143,194	$145,247	$2,053
1	Long	FTSE 100 Index	September 2026	139,591	139,828	237
						$2,290

						Unrealized (Depreciation)
1	Long	SGX Nikkei 225 Index	September 2026	$223,563	$216,135	$(7,428)
1	Long	SPI 200 Index	September 2026	154,483	151,902	(2,581)
						$(10,009)
		Net Unrealized Appreciation (Depreciation)				$(7,719)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	16.9%
Semiconductors	9.6
Pharmaceuticals	7.9
Insurance	5.5
Oil & Gas	3.7
Aerospace/Defense	3.2
Retail	3.1
Telecommunications	3.0
Electric	2.8
Electrical Components & Equipment	2.8
Food	2.6
Building Materials	2.4
Cosmetics/Personal Care	2.2
Machinery-Construction & Mining	2.1
Commercial Services	2.0
Mining	2.0
Auto Manufacturers	2.0
Health Care-Products	1.9
Diversified Financial Services	1.8
Miscellaneous Manufacturing	1.7
Chemicals	1.5
Apparel	1.5
Distribution/Wholesale	1.4
Machinery-Diversified	1.4
Electronics	1.4
Internet	1.3
Home Furnishings	1.2
Software	1.2
Beverages	1.0
Agriculture	1.0
Private Equity	0.8
Engineering & Construction	0.5
Real Estate	0.5
Hand/Machine Tools	0.5
Biotechnology	0.5
REITS	0.4
Auto Parts & Equipment	0.4
Health Care-Services	0.4
Food Service	0.4

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Industry Allocation*(continued)
Energy-Alternate Sources	0.4%
Computers	0.4
Household Products/Wares	0.3
Transportation	0.2
Airlines	0.2
Toys/Games/Hobbies	0.2
Entertainment	0.2
Leisure Time	0.2
Packaging & Containers	0.2
Investment Companies	0.1
Iron/Steel	0.1
Short-Term Investments	0.1
99.1%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$4,038,219	$—	$—	$4,038,219
China	279,358	720,440	—	999,798
Hong Kong	18,373	5,080,771	—	5,099,144
India	480,903	—	—	480,903
Ireland	663,877	1,556,730	—	2,220,607
Israel	1,205,335	843,331	—	2,048,666
Luxembourg	1,067,884	203,739	—	1,271,623
Mexico	322,328	—	—	322,328
Netherlands	1,420,739	20,339,062	—	21,759,801
Singapore	1,089,724	2,877,059	—	3,966,783
United Kingdom	3,800,566	40,806,213	—	44,606,779
United States	1,816,108	467,092	—	2,283,200
Other Countries	—	187,512,810	—	187,512,810
Rights	1,553	—	—	1,553
Short-Term Investments	272,339	—	—	272,339
Total Investments at Value	$16,477,306	$260,407,247	$—	$276,884,553
Other Financial Instruments:†
Swaps	$—	$10	$—	$10
Futures Contracts	2,290	—	—	2,290
Total Other Financial Instruments	$2,290	$10	$—	$2,300
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$379	$—	$379
Futures Contracts	10,009	—	—	10,009
Total Other Financial Instruments	$10,009	$379	$—	$10,388

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 1.4%
Boeing Co.†	899	$194,607
General Dynamics Corp.	351	124,338
General Electric Co.	5,685	2,124,655
Howmet Aerospace, Inc.	1,040	279,614
RTX Corp.	3,506	665,193
TransDigm Group, Inc.	146	194,478
		3,582,885
Agriculture — 0.2%
Philip Morris International, Inc.	2,272	411,027
Apparel — 0.0%
Ralph Lauren Corp.	99	39,740
Tapestry, Inc.	530	77,581
		117,321
Auto Manufacturers — 3.6%
Cummins, Inc.	240	171,171
Tesla, Inc.†	22,152	9,317,131
		9,488,302
Banks — 1.7%
Bank of America Corp.	13,119	747,521
Bank of New York Mellon Corp.	1,128	163,120
Goldman Sachs Group, Inc.	499	504,674
JPMorgan Chase & Co.	8,219	2,690,325
Morgan Stanley	1,900	397,176
		4,502,816
Beverages — 0.3%
Celsius Holdings, Inc.†	11,825	346,236
Coca-Cola Co.	4,234	344,097
Monster Beverage Corp.†	1,857	178,495
		868,828
Biotechnology — 4.7%
Amgen, Inc.	952	344,738
Argenx SE ADR†	616	571,506
Biogen, Inc.†	2,311	499,315
Gilead Sciences, Inc.	1,750	221,095
Incyte Corp.†	430	48,745
Roivant Sciences, Ltd.†	132,229	4,679,584
Royalty Pharma PLC, Class A	106,150	5,951,831
		12,316,814
Building Materials — 1.4%
Johnson Controls International PLC	1,049	153,269
Madison Air Solutions Corp., Class A†	53,966	2,104,674
Martin Marietta Materials, Inc.	1,963	1,132,062
Trane Technologies PLC	304	149,313
		3,539,318
Commercial Services — 2.7%
Affirm Holdings, Inc.†	40,806	3,327,729
Moody's Corp.	185	83,790
Quanta Services, Inc.	391	281,536
Rollins, Inc.	24,997	1,043,375
S&P Global, Inc.	349	142,134
United Rentals, Inc.	918	1,039,993
Verisk Analytics, Inc.	6,181	1,109,675
		7,028,232
Computers — 5.3%
Apple, Inc.	25,681	7,431,054
Security Description	Shares or Principal Amount	Value

Computers (continued)
Crowdstrike Holdings, Inc., Class A†	3,346	$2,553,467
Fortinet, Inc.†	1,026	157,614
International Business Machines Corp.	1,275	358,543
Lumentum Holdings, Inc.†	1,031	884,660
Sandisk Corp.†	385	875,386
Seagate Technology Holdings PLC	375	361,875
Western Digital Corp.	1,678	1,071,772
Zscaler, Inc.†	1,589	224,287
		13,918,658
Distribution/Wholesale — 1.1%
Copart, Inc.†	35,165	991,301
Core & Main, Inc., Class A†	36,720	1,771,740
		2,763,041
Diversified Financial Services — 2.8%
American Express Co.	946	319,984
Apollo Global Management, Inc.	636	75,245
Capital One Financial Corp.	3,475	697,154
Cboe Global Markets, Inc.	140	33,974
CME Group, Inc.	529	116,819
Coinbase Global, Inc., Class A†	4,387	641,336
Federal National Mtg. Assoc.†	225,950	1,470,934
Interactive Brokers Group, Inc., Class A	1,169	101,750
Mastercard, Inc., Class A	5,616	2,884,378
Visa, Inc., Class A	2,376	815,182
		7,156,756
Electric — 0.1%
Constellation Energy Corp.	563	139,832
NRG Energy, Inc.	411	60,031
Vistra Corp.	824	130,711
		330,574
Electrical Components & Equipment — 0.4%
Eaton Corp. PLC	2,343	998,399
Electronics — 0.9%
Allegion PLC	123	17,280
Amphenol Corp., Class A	3,203	564,753
Coherent Corp.†	3,440	1,356,977
Flex, Ltd.†	962	155,911
Jabil, Inc.	166	63,990
Mettler-Toledo International, Inc.†	26	33,215
TE Connectivity PLC	529	106,652
		2,298,778
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	284	67,013
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	91	180,357
EMCOR Group, Inc.	116	96,266
		276,623
Entertainment — 0.2%
Live Nation Entertainment, Inc.†	213	39,002
TKO Group Holdings, Inc.	2,008	404,231
		443,233
Environmental Control — 0.1%
Waste Connections, Inc.	1,871	311,877
Health Care-Products — 2.4%
Boston Scientific Corp.†	2,569	109,645
Edwards Lifesciences Corp.†	7,828	708,121

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Products (continued)
Guardant Health, Inc.†	5,834	$875,275
IDEXX Laboratories, Inc.†	204	107,394
Insulet Corp.†	179	27,253
Intuitive Surgical, Inc.†	3,051	1,213,322
Medline, Inc., Class A†	76,862	3,031,437
ResMed, Inc.	208	40,535
STERIS PLC	131	27,584
Stryker Corp.	379	119,324
		6,259,890
Health Care-Services — 0.1%
HCA Healthcare, Inc.	406	158,295
Insurance — 1.0%
Berkshire Hathaway, Inc., Class B†	4,773	2,388,362
Cincinnati Financial Corp.	239	44,248
Progressive Corp.	855	186,775
W.R. Berkley Corp.	425	29,975
		2,649,360
Internet — 20.8%
Airbnb, Inc., Class A†	13,155	1,882,480
Alphabet, Inc., Class A	40,171	14,355,910
Alphabet, Inc., Class C	21,274	7,516,742
Amazon.com, Inc.†	17,381	4,142,588
AppLovin Corp., Class A†	10,718	5,522,235
Booking Holdings, Inc.	2,012	358,619
DoorDash, Inc., Class A†	25,611	4,725,998
eBay, Inc.	850	94,988
Expedia Group, Inc.	299	76,508
Meta Platforms, Inc., Class A	11,563	6,513,322
Netflix, Inc.†	10,962	782,687
Palo Alto Networks, Inc.†	7,087	2,416,809
Robinhood Markets, Inc., Class A†	2,063	206,878
Shopify, Inc., Class A†	28,875	3,296,947
Spotify Technology SA†	4,022	1,846,621
Uber Technologies, Inc.†	5,290	381,726
VeriSign, Inc.	217	54,589
		54,175,647
Leisure Time — 0.1%
Carnival Corp., Ltd.	3,403	97,224
Norwegian Cruise Line Holdings, Ltd.†	598	12,624
Royal Caribbean Cruises, Ltd.	653	207,347
		317,195
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	589	194,641
Las Vegas Sands Corp.	757	34,966
Marriott International, Inc., Class A	566	209,754
Wynn Resorts, Ltd.	211	20,486
		459,847
Machinery-Construction & Mining — 2.4%
Caterpillar, Inc.	2,907	3,095,664
GE Vernova, Inc.	1,725	2,026,634
Vertiv Holdings Co., Class A	3,423	1,146,089
		6,268,387
Machinery-Diversified — 0.5%
Rockwell Automation, Inc.	2,647	1,310,477
Media — 1.5%
EchoStar Corp., Class A†	352	35,728
Security Description	Shares or Principal Amount	Value

Media (continued)
Fox Corp., Class A	351	$18,308
Fox Corp., Class B	246	11,523
Space Exploration Technologies Corp., Class A†	21,801	3,724,919
		3,790,478
Mining — 0.1%
Newmont Corp.	2,793	260,866
Miscellaneous Manufacturing — 0.5%
Axon Enterprise, Inc.†	2,180	1,222,130
Parker-Hannifin Corp.	183	178,996
		1,401,126
Pharmaceuticals — 3.0%
AbbVie, Inc.	2,115	532,218
Dexcom, Inc.†	508	34,214
Eli Lilly & Co.	4,732	5,675,703
Johnson & Johnson	6,403	1,626,170
		7,868,305
Pipelines — 0.4%
Targa Resources Corp.	4,165	1,116,803
Private Equity — 0.0%
KKR & Co., Inc.	976	89,577
REITS — 0.2%
Simon Property Group, Inc.	344	76,936
Ventas, Inc.	634	56,299
Welltower, Inc.	1,833	416,036
		549,271
Retail — 2.5%
AutoZone, Inc.†	27	86,290
Carvana Co.†	946	62,266
Casey's General Stores, Inc.	98	77,889
Costco Wholesale Corp.	1,185	1,108,532
Dutch Bros, Inc., Class A†	13,544	972,595
Home Depot, Inc.	2,331	822,097
McDonald's Corp.	819	221,384
O'Reilly Automotive, Inc.†	2,168	199,651
QXO, Inc.†	109,145	1,886,026
Ross Stores, Inc.	2,890	615,136
TJX Cos., Inc.	1,582	239,673
Ulta Beauty, Inc.†	114	51,412
Yum! Brands, Inc.	358	57,230
		6,400,181
Semiconductors — 21.2%
Advanced Micro Devices, Inc.†	10,906	6,335,404
Applied Materials, Inc.	4,429	3,202,167
ARM Holdings PLC ADR†	1,828	648,154
Broadcom, Inc.	19,805	7,481,339
KLA Corp.	11,105	3,350,490
Lam Research Corp.	3,256	1,410,922
Marvell Technology, Inc.	8,941	2,663,434
Micron Technology, Inc.	5,382	6,212,389
Monolithic Power Systems, Inc.	127	175,560
NVIDIA Corp.	117,865	23,583,608
Teradyne, Inc.	235	113,702
		55,177,169
Software — 13.7%
Autodesk, Inc.†	320	62,214
Cadence Design Systems, Inc.†	454	170,395
Cloudflare, Inc., Class A†	42,946	10,533,795

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Datadog, Inc., Class A†	856	$222,868
Electronic Arts, Inc.	274	56,181
Fair Isaac Corp.†	29	34,649
Intuit, Inc.	401	104,661
Microsoft Corp.	33,413	12,463,717
MSCI, Inc.	1,986	1,112,239
Oracle Corp.	2,297	336,625
Palantir Technologies, Inc., Class A†	13,557	1,581,695
ROBLOX Corp., Class A†	52,288	2,843,422
Samsara, Inc., Class A†	70,597	2,289,461
ServiceNow, Inc.†	1,646	163,415
Snowflake, Inc.†	7,262	1,848,179
Strategy, Inc.†	18,821	1,636,110
Take-Two Interactive Software, Inc.†	231	57,745
Veeva Systems, Inc., Class A†	239	42,415
Workday, Inc., Class A†	242	29,626
		35,589,412
Telecommunications — 0.9%
Arista Networks, Inc.†	2,688	456,638
Ciena Corp.†	366	179,545
Cisco Systems, Inc.	5,448	639,922
Corning, Inc.	1,411	360,412
Motorola Solutions, Inc.	1,377	571,854
		2,208,371
Transportation — 0.4%
Old Dominion Freight Line, Inc.	5,345	1,157,727
Total Common Stocks (cost $182,984,406)		257,628,879
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $45,520)	561	66,753
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/12/2027; Strike Price: USD 7.20; Counterparty: Barclays Bank PLC)	25,351,289	3,574
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/02/2027; Strike Price: USD 6.95; Counterparty: Standard Chartered Bank)	34,824,974	$69,650
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/11/2026; Strike Price: USD 7.58; Counterparty: Standard Chartered Bank)	31,640,559	32
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/17/2026; Strike Price: USD 7.32; Counterparty: Standard Chartered Bank)	30,689,462	399
Total Purchased Options (cost $330,814)		73,655
Total Long-Term Investment Securities (cost $183,360,740)		257,769,287
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.33%(1)	1,775,424	1,775,424
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58%(1)	482,411	482,411
Total Short-Term Investments (cost $2,257,835)		2,257,835
TOTAL INVESTMENTS (cost $185,618,575)	99.9%	260,027,122
Other assets less liabilities	0.1	376,689
NET ASSETS	100.0%	$260,403,811

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of June 30, 2026.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund

CNY—Chinese Yuan
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	E-Mini Russell 1000 Index	September 2026	$499,378	$504,650	$5,272

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$257,628,879	$—	$—	$257,628,879
Unaffiliated Investment Companies	66,753	—	—	66,753
Purchased Options	—	73,655	—	73,655
Short-Term Investments	2,257,835	—	—	2,257,835
Total Investments at Value	$259,953,467	$73,655	$—	$260,027,122
Other Financial Instruments:†
Futures Contracts	$5,272	$—	$—	$5,272

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.0%
Omnicom Group, Inc.	1,001	$72,903
Trade Desk, Inc., Class A†	1,507	27,246
		100,149
Aerospace/Defense — 2.7%
Boeing Co.†	1,546	334,663
General Dynamics Corp.	3,441	1,218,940
General Electric Co.	2,969	1,109,604
Honeywell Aerospace, Inc.†	1,105	244,293
L3Harris Technologies, Inc.	6,216	1,806,307
Lockheed Martin Corp.	2,506	1,276,707
Northrop Grumman Corp.	1,087	553,620
RTX Corp.	4,522	857,959
TransDigm Group, Inc.	621	827,197
		8,229,290
Agriculture — 1.3%
Altria Group, Inc.	11,290	812,316
Archer-Daniels-Midland Co.	26,628	2,034,379
Bunge Global SA	470	50,163
Philip Morris International, Inc.	5,687	1,028,835
		3,925,693
Airlines — 0.5%
Delta Air Lines, Inc.	2,277	213,264
Southwest Airlines Co.	15,579	801,072
United Airlines Holdings, Inc.†	4,167	566,670
		1,581,006
Apparel — 0.1%
Capri Holdings, Ltd.†	6,902	128,170
Deckers Outdoor Corp.†	498	49,447
NIKE, Inc., Class B	4,199	172,369
		349,986
Auto Manufacturers — 1.6%
Cummins, Inc.	159	113,400
Ford Motor Co.	13,611	189,193
General Motors Co.	13,473	1,038,499
PACCAR, Inc.	16,390	1,968,767
Tesla, Inc.†	3,741	1,573,465
		4,883,324
Auto Parts & Equipment — 0.9%
Allison Transmission Holdings, Inc.	10,081	1,136,532
Aptiv PLC†	717	44,010
Gentex Corp.	57,523	1,453,606
		2,634,148
Banks — 7.6%
Bank of America Corp.	22,833	1,301,024
Bank of New York Mellon Corp.	11,926	1,724,619
Citigroup, Inc.	5,965	834,862
Citizens Financial Group, Inc.	1,499	105,035
Fifth Third Bancorp	3,140	177,002
Goldman Sachs Group, Inc.	636	643,231
Huntington Bancshares, Inc.	106,949	1,896,206
JPMorgan Chase & Co.	15,040	4,923,043
KeyCorp	3,225	74,336
M&T Bank Corp.	9,431	2,244,672
Morgan Stanley	3,496	730,804
Northern Trust Corp.	7,825	1,360,298
PNC Financial Services Group, Inc.	10,455	2,574,230
Security Description	Shares or Principal Amount	Value

Banks (continued)
Popular, Inc.	5,457	$895,930
Regions Financial Corp.	3,037	91,718
State Street Corp.	12,488	2,117,965
Truist Financial Corp.	4,348	216,617
US Bancorp	5,437	328,395
Wells Fargo & Co.	10,702	884,413
		23,124,400
Beverages — 1.4%
Brown-Forman Corp., Class B	591	15,750
Coca-Cola Co.	7,852	638,132
Constellation Brands, Inc., Class A	499	69,406
Keurig Dr Pepper, Inc.	61,811	2,023,074
Molson Coors Beverage Co., Class B	4,189	163,204
PepsiCo., Inc.	10,051	1,360,905
		4,270,471
Biotechnology — 2.8%
Amgen, Inc.	3,480	1,260,178
Biogen, Inc.†	1,520	328,411
Corteva, Inc.	2,327	197,074
Gilead Sciences, Inc.	22,963	2,901,145
Illumina, Inc.†	6,335	1,113,883
Incyte Corp.†	3,620	410,363
Moderna, Inc.†	8,599	602,188
Regeneron Pharmaceuticals, Inc.	1,848	1,152,302
Vertex Pharmaceuticals, Inc.†	888	441,096
		8,406,640
Building Materials — 1.6%
Builders FirstSource, Inc.†	376	33,644
Carrier Global Corp.	2,726	199,952
CRH PLC	2,327	248,989
Johnson Controls International PLC	16,427	2,400,149
Lennox International, Inc.	109	62,452
Martin Marietta Materials, Inc.	209	120,530
Masco Corp.	699	56,878
SPX Technologies, Inc.†	3,454	846,817
Trane Technologies PLC	1,806	887,035
Vulcan Materials Co.	453	133,640
		4,990,086
Chemicals — 1.3%
Air Products & Chemicals, Inc.	777	227,801
Albemarle Corp.	417	56,307
Celanese Corp.	22,521	1,035,966
CF Industries Holdings, Inc.	554	59,976
Dow, Inc.	2,563	70,124
DuPont de Nemours, Inc.	469	63,615
Ecolab, Inc.	880	245,177
International Flavors & Fragrances, Inc.	877	69,476
Linde PLC	1,617	839,126
LyondellBasell Industries NV, Class A	920	48,438
Mosaic Co.	1,181	25,025
PPG Industries, Inc.	3,530	428,154
Qnity Electronics, Inc.	3,244	529,777
Sherwin-Williams Co.	799	275,112
		3,974,074
Commercial Services — 1.7%
Automatic Data Processing, Inc.	1,792	401,319
Block, Inc.†	1,867	141,892
Cintas Corp.	1,200	204,096
Corpay, Inc.†	229	76,319

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Equifax, Inc.	420	$66,662
Global Payments, Inc.	822	59,644
H&R Block, Inc.	32,081	1,221,645
ManpowerGroup, Inc.	6,529	220,484
Moody's Corp.	274	124,100
PayPal Holdings, Inc.	15,206	656,595
S&P Global, Inc.	4,204	1,712,121
United Rentals, Inc.	97	109,890
Verisk Analytics, Inc.	207	37,163
		5,031,930
Computers — 7.3%
Accenture PLC, Class A	16,202	2,016,177
Amdocs, Ltd.	24,092	1,217,610
Apple, Inc.	44,417	12,852,503
Cognizant Technology Solutions Corp., Class A	1,686	65,299
Dell Technologies, Inc., Class C	1,016	438,363
EPAM Systems, Inc.†	374	29,677
Fortinet, Inc.†	3,624	556,719
Gartner, Inc.†	227	29,424
Hewlett Packard Enterprise Co.	26,257	1,184,453
HP, Inc.	3,268	71,700
International Business Machines Corp.	1,581	444,593
Leidos Holdings, Inc.	453	46,645
NetApp, Inc.	13,244	2,049,641
Seagate Technology Holdings PLC	283	273,095
Super Micro Computer, Inc.†	1,737	50,946
Western Digital Corp.	1,205	769,658
		22,096,503
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	2,796	256,337
Estee Lauder Cos., Inc., Class A	3,646	287,852
Kenvue, Inc.	6,635	126,795
Procter & Gamble Co.	8,144	1,194,236
Unilever PLC ADR	20,889	1,255,847
		3,121,067
Distribution/Wholesale — 0.3%
Copart, Inc.†	19,507	549,903
Fastenal Co.	4,044	194,233
WW Grainger, Inc.	153	208,141
		952,277
Diversified Financial Services — 4.7%
American Express Co.	595	201,259
Ameriprise Financial, Inc.	3,721	1,707,046
Apollo Global Management, Inc.	761	90,034
Ares Management Corp., Class A	12,755	1,419,759
Blackrock, Inc.	506	486,549
Capital One Financial Corp.	2,176	436,549
Cboe Global Markets, Inc.	184	44,651
Charles Schwab Corp.	12,817	1,182,625
CME Group, Inc.	554	122,340
Coinbase Global, Inc., Class A†	785	114,759
Franklin Resources, Inc.	1,033	34,368
Interactive Brokers Group, Inc., Class A	8,978	781,445
Intercontinental Exchange, Inc.	11,954	1,471,657
Invesco, Ltd.	1,520	40,113
LPL Financial Holdings, Inc.	5,036	1,418,541
Mastercard, Inc., Class A	928	476,621
Nasdaq, Inc.	20,504	1,616,125
Raymond James Financial, Inc.	10,213	1,552,682
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Synchrony Financial	3,378	$256,897
T. Rowe Price Group, Inc.	744	84,585
Visa, Inc., Class A	2,612	896,151
		14,434,756
Electric — 4.2%
AES Corp.	2,527	37,046
Alliant Energy Corp.	915	69,805
Ameren Corp.	983	111,118
American Electric Power Co., Inc.	21,537	2,946,477
CenterPoint Energy, Inc.	2,294	101,028
CMS Energy Corp.	1,080	82,620
Consolidated Edison, Inc.	2,641	292,174
Constellation Energy Corp.	371	92,145
Dominion Energy, Inc.	3,015	205,894
DTE Energy Co.	734	111,839
Duke Energy Corp.	11,829	1,497,315
Edison International	9,062	674,666
Entergy Corp.	1,574	180,790
Evergy, Inc.	825	71,305
Eversource Energy	1,311	94,746
Exelon Corp.	42,025	1,959,205
FirstEnergy Corp.	1,809	86,000
NextEra Energy, Inc.	7,293	640,107
NRG Energy, Inc.	200	29,212
PG&E Corp.	7,745	130,271
Pinnacle West Capital Corp.	409	43,763
PPL Corp.	2,598	94,437
Public Service Enterprise Group, Inc.	1,729	140,326
Sempra	23,470	2,175,904
Southern Co.	5,162	494,055
WEC Energy Group, Inc.	1,142	133,351
Xcel Energy, Inc.	2,192	176,018
		12,671,617
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	798	193,068
Eaton Corp. PLC	5,877	2,504,308
Generac Holdings, Inc.†	2,441	714,749
		3,412,125
Electronics — 1.3%
Allegion PLC	144	20,231
Emerson Electric Co.	14,723	2,107,598
Fortive Corp.	1,066	65,122
Garmin, Ltd.	569	135,160
Honeywell International, Inc.	1,106	247,521
Hubbell, Inc.	184	96,269
Jabil, Inc.	145	55,895
Keysight Technologies, Inc.†	598	209,342
Mettler-Toledo International, Inc.†	38	48,545
TD SYNNEX Corp.	3,236	865,112
TE Connectivity PLC	320	64,515
Trimble, Inc.†	801	40,995
		3,956,305
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	406	51,156
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	257	47,059
Environmental Control — 0.6%
Pentair PLC	592	45,383
Republic Services, Inc.	699	148,943

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Veralto Corp.	12,747	$1,130,404
Waste Management, Inc.	1,666	371,318
		1,696,048
Food — 0.9%
General Mills, Inc.	1,891	65,807
Hershey Co.	524	91,936
Hormel Foods Corp.	1,042	25,862
J.M. Smucker Co.	382	42,975
Kraft Heinz Co.	2,999	70,836
Kroger Co.	4,930	273,763
McCormick & Co., Inc.	868	43,765
Mondelez International, Inc., Class A	4,463	258,140
Sysco Corp.	1,680	140,414
Tyson Foods, Inc., Class A	1,010	57,823
US Foods Holding Corp.†	17,601	1,799,702
		2,871,023
Forest Products & Paper — 0.0%
International Paper Co.	1,863	70,980
Gas — 0.6%
Atmos Energy Corp.	9,495	1,635,704
NiSource, Inc.	1,682	79,979
		1,715,683
Hand/Machine Tools — 0.0%
Snap-on, Inc.	178	71,627
Stanley Black & Decker, Inc.	531	49,978
		121,605
Health Care-Products — 1.3%
Abbott Laboratories	6,088	552,425
Agilent Technologies, Inc.	988	131,236
Align Technology, Inc.†	3,522	594,021
Baxter International, Inc.	1,797	38,312
Bio-Techne Corp.	554	39,140
Boston Scientific Corp.†	1,728	73,751
Cooper Cos., Inc.†	673	48,261
Danaher Corp.	2,205	420,008
Dentsply Sirona, Inc.	17,449	185,134
Edwards Lifesciences Corp.†	1,093	98,873
GE HealthCare Technologies, Inc.	1,571	100,560
Medtronic PLC	4,474	350,001
ResMed, Inc.	223	43,458
Revvity, Inc.	380	42,279
Solventum Corp.†	497	38,344
STERIS PLC	169	35,586
Stryker Corp.	696	219,129
Thermo Fisher Scientific, Inc.	1,298	650,765
Waters Corp.†	344	129,014
West Pharmaceutical Services, Inc.	251	90,109
Zimmer Biomet Holdings, Inc.	683	58,799
		3,939,205
Health Care-Services — 3.1%
Centene Corp.†	1,651	105,978
Charles River Laboratories International, Inc.†	2,310	523,885
Cigna Group	927	255,555
DaVita, Inc.†	106	23,583
Elevance Health, Inc.	6,881	2,661,089
Humana, Inc.	422	167,627
IQVIA Holdings, Inc.†	582	112,454
Security Description	Shares or Principal Amount	Value

Health Care-Services (continued)
Labcorp Holdings, Inc.	283	$79,240
Quest Diagnostics, Inc.	393	83,296
UnitedHealth Group, Inc.	12,793	5,317,155
Universal Health Services, Inc., Class B	181	26,913
		9,356,775
Home Builders — 0.1%
D.R. Horton, Inc.	926	150,827
Lennar Corp., Class A	763	69,044
NVR, Inc.†	9	61,321
PulteGroup, Inc.	674	92,479
		373,671
Household Products/Wares — 0.3%
Avery Dennison Corp.	267	43,347
Church & Dwight Co., Inc.	829	80,314
Clorox Co.	434	41,421
Kimberly-Clark Corp.	6,703	735,788
		900,870
Insurance — 4.7%
Aflac, Inc.	1,608	188,538
Allstate Corp.	902	214,622
American International Group, Inc.	1,833	136,613
Aon PLC, Class A	750	248,767
Arch Capital Group, Ltd.†	5,602	543,730
Arthur J. Gallagher & Co.	906	207,990
Assurant, Inc.	173	46,456
Berkshire Hathaway, Inc., Class B†	179	89,570
Brown & Brown, Inc.	1,031	66,139
Chubb, Ltd.	1,255	427,629
Cincinnati Financial Corp.	219	40,546
Erie Indemnity Co., Class A	89	21,338
Everest Group, Ltd.	139	49,655
Fidelity National Financial, Inc.	7,225	340,731
Globe Life, Inc.	264	47,171
Hartford Insurance Group, Inc.	7,975	1,056,847
Loews Corp.	603	68,266
Marsh & McLennan Cos., Inc.	11,113	1,852,204
MetLife, Inc.	22,214	1,879,527
Principal Financial Group, Inc.	699	75,338
Progressive Corp.	8,585	1,875,393
Prudential Financial, Inc.	14,712	1,587,866
Travelers Cos., Inc.	9,544	3,150,665
W.R. Berkley Corp.	423	29,834
Willis Towers Watson PLC	333	87,036
		14,332,471
Internet — 5.0%
Airbnb, Inc., Class A†	772	110,473
Alphabet, Inc., Class A	2,954	1,055,671
Alphabet, Inc., Class C	4,475	1,581,152
Amazon.com, Inc.†	34,834	8,302,335
CDW Corp.	453	63,710
eBay, Inc.	408	45,594
F5, Inc.†	4,947	2,057,754
Gen Digital, Inc.	1,974	49,133
GoDaddy, Inc., Class A†	2,857	242,502
Maplebear, Inc.†	12,822	607,122
Meta Platforms, Inc., Class A	1,107	623,562
Palo Alto Networks, Inc.†	1,248	425,593
		15,164,601

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel — 0.1%
Nucor Corp.	802	$178,646
Steel Dynamics, Inc.	470	107,846
		286,492
Leisure Time — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	664	14,017
Lodging — 0.0%
MGM Resorts International†	653	31,220
Machinery-Construction & Mining — 0.4%
GE Vernova, Inc.	1,105	1,298,220
Machinery-Diversified — 1.0%
Deere & Co.	876	555,673
Dover Corp.	470	105,412
IDEX Corp.	256	58,099
Ingersoll Rand, Inc.	1,268	103,963
Middleby Corp.†	9,359	1,609,842
Nordson Corp.	180	54,304
Otis Worldwide Corp.	1,341	96,016
Rockwell Automation, Inc.	177	87,629
Westinghouse Air Brake Technologies Corp.	596	160,682
Xylem, Inc.	830	98,114
		2,929,734
Media — 0.7%
Charter Communications, Inc., Class A†	6,569	934,177
Comcast Corp., Class A	12,457	305,819
FactSet Research Systems, Inc.	135	31,061
Fox Corp., Class A	232	12,101
Fox Corp., Class B	147	6,885
News Corp., Class A	1,324	32,875
News Corp., Class B	397	11,140
Paramount Skydance Corp., Class B	1,143	11,270
Walt Disney Co.	6,066	583,853
Warner Bros. Discovery, Inc.†	8,683	231,489
		2,160,670
Mining — 0.5%
Freeport-McMoRan, Inc.	5,042	317,091
Newmont Corp.	12,444	1,162,270
		1,479,361
Miscellaneous Manufacturing — 0.8%
3M Co.	10,674	1,728,227
A.O. Smith Corp.	391	24,524
Axon Enterprise, Inc.†	92	51,576
Illinois Tool Works, Inc.	918	248,292
Parker-Hannifin Corp.	194	189,755
Teledyne Technologies, Inc.†	161	107,371
Textron, Inc.	600	55,038
		2,404,783
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	163	42,911
Oil & Gas — 4.5%
Antero Resources Corp.†	32,826	1,153,506
APA Corp.	1,207	39,312
Chevron Corp.	8,001	1,326,246
ConocoPhillips	4,273	444,221
Devon Energy Corp.	11,887	491,171
Diamondback Energy, Inc.	9,002	1,582,371
EOG Resources, Inc.	11,199	1,452,846
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
EQT Corp.	2,186	$116,230
Expand Energy Corp.	819	74,685
Exxon Mobil Corp.†	25,055	3,425,519
Marathon Petroleum Corp.	10,115	2,586,102
Occidental Petroleum Corp.	2,549	123,805
Phillips 66	4,042	683,300
Texas Pacific Land Corp.	199	87,090
Valero Energy Corp.	1,043	271,639
		13,858,043
Oil & Gas Services — 0.2%
Baker Hughes Co.	3,456	191,808
Halliburton Co.	2,914	98,930
SLB, Ltd.	5,214	242,399
		533,137
Packaging & Containers — 0.1%
Amcor PLC	1,627	70,530
Ball Corp.	915	57,096
Packaging Corp. of America	315	75,058
Smurfit WestRock PLC	1,837	84,980
		287,664
Pharmaceuticals — 7.2%
AbbVie, Inc.	10,788	2,714,692
AstraZeneca PLC (NYSE)	6,491	1,230,824
Becton Dickinson & Co.	967	146,336
Bristol-Myers Squibb Co.	7,133	411,004
Cardinal Health, Inc.	3,745	889,662
Cencora, Inc.	683	193,275
CVS Health Corp.	5,802	600,217
Dexcom, Inc.†	675	45,461
Elanco Animal Health, Inc.†	12,820	315,500
Eli Lilly & Co.	1,079	1,294,185
Henry Schein, Inc.†	332	27,729
Johnson & Johnson	20,772	5,275,465
McKesson Corp.	422	318,863
Merck & Co., Inc.	30,458	3,913,853
Pfizer, Inc.	100,179	2,412,310
Roche Holding AG ADR	22,954	1,178,688
Viatris, Inc.	4,089	64,933
Zoetis, Inc.	14,771	1,061,444
		22,094,441
Pipelines — 1.2%
Cheniere Energy, Inc.	2,330	556,893
Kinder Morgan, Inc.	6,845	218,834
ONEOK, Inc.	2,219	192,920
Targa Resources Corp.	8,213	2,202,234
Williams Cos., Inc.	6,823	507,222
		3,678,103
Private Equity — 0.6%
Blackstone, Inc.	2,598	305,707
KKR & Co., Inc.	16,821	1,543,831
		1,849,538
Real Estate — 0.3%
CBRE Group, Inc., Class A†	3,640	490,272
CoStar Group, Inc.†	10,813	306,224
		796,496
REITS — 2.8%
Alexandria Real Estate Equities, Inc.	572	30,230

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
American Tower Corp.	1,636	$267,600
AvalonBay Communities, Inc.	491	92,647
BXP, Inc.	503	33,354
Camden Property Trust	340	38,927
Crown Castle, Inc.	20,161	1,526,793
Digital Realty Trust, Inc.	1,139	204,542
Equinix, Inc.	346	360,667
Equity Residential	1,178	80,022
Essex Property Trust, Inc.	222	64,733
Extra Space Storage, Inc.	750	108,975
Federal Realty Investment Trust	283	34,934
Gaming & Leisure Properties, Inc.	29,335	1,306,288
Healthpeak Properties, Inc.	2,420	51,788
Host Hotels & Resorts, Inc.	2,266	53,727
Invitation Homes, Inc.	1,953	59,000
Iron Mountain, Inc.	1,029	129,973
Kilroy Realty Corp.	19,556	732,763
Kimco Realty Corp.	2,323	58,888
Mid-America Apartment Communities, Inc.	399	55,437
Prologis, Inc.	3,256	441,090
Public Storage	554	176,344
Realty Income Corp.	3,241	200,812
Regency Centers Corp.	561	44,734
SBA Communications Corp.	3,364	593,611
Simon Property Group, Inc.	677	151,411
SL Green Realty Corp.	11,798	610,782
UDR, Inc.	1,044	41,676
Ventas, Inc.	796	70,685
VICI Properties, Inc.	3,783	100,439
Welltower, Inc.	2,978	675,917
Weyerhaeuser Co.	2,475	59,251
		8,458,040
Retail — 6.2%
Advance Auto Parts, Inc.	20,202	1,256,968
AutoZone, Inc.†	20	63,919
Best Buy Co., Inc.	688	52,205
Carvana Co.†	1,240	81,617
Chipotle Mexican Grill, Inc.†	4,503	153,102
Costco Wholesale Corp.	2,453	2,294,708
Darden Restaurants, Inc.	399	82,198
Dick's Sporting Goods, Inc.	7,266	1,648,002
Dollar General Corp.	769	88,520
Dollar Tree, Inc.†	2,245	271,533
Domino's Pizza, Inc.	106	31,380
Ferguson Enterprises, Inc.	5,694	1,351,357
Five Below, Inc.†	5,899	1,060,581
Genuine Parts Co.	470	55,451
Home Depot, Inc.	3,483	1,228,384
Industria de Diseno Textil SA ADR	117,241	1,848,891
Lowe's Cos., Inc.	1,956	431,278
Lululemon Athletica, Inc.†	8,854	1,010,950
McDonald's Corp.	1,397	377,623
Ross Stores, Inc.	590	125,582
Starbucks Corp.	3,994	408,147
Target Corp.	1,592	207,931
TJX Cos., Inc.	3,353	507,980
Tractor Supply Co.	1,804	57,024
Ulta Beauty, Inc.†	482	217,372
Walmart, Inc.	34,263	3,880,627
Security Description	Shares or Principal Amount	Value

Retail (continued)
Williams-Sonoma, Inc.	418	$97,436
Yum! Brands, Inc.	485	77,532
		18,968,298
Semiconductors — 4.8%
Analog Devices, Inc.	3,846	1,527,516
Applied Materials, Inc.	398	287,754
Broadcom, Inc.	4,186	1,581,261
Intel Corp.†	22,383	3,125,338
Marvell Technology, Inc.	1,629	485,263
Microchip Technology, Inc.	1,889	172,277
NVIDIA Corp.	7,658	1,532,289
NXP Semiconductors NV	8,359	2,349,130
ON Semiconductor Corp.†	1,366	129,142
QUALCOMM, Inc.	3,685	680,951
Skyworks Solutions, Inc.	4,927	334,051
Teradyne, Inc.	422	204,180
Texas Instruments, Inc.	7,600	2,265,332
		14,674,484
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	136	38,065
Software — 3.5%
Adobe, Inc.†	2,571	527,106
Akamai Technologies, Inc.†	504	59,578
Autodesk, Inc.†	302	58,715
Broadridge Financial Solutions, Inc.	411	56,286
Cadence Design Systems, Inc.†	356	133,614
Electronic Arts, Inc.	412	84,476
Fair Isaac Corp.†	42	50,181
Fidelity National Information Services, Inc.	1,785	69,401
Fiserv, Inc.†	42,975	2,107,924
Intuit, Inc.	1,903	496,683
Jack Henry & Associates, Inc.	252	34,710
Microsoft Corp.	11,313	4,219,975
MSCI, Inc.	121	67,765
Oracle Corp.	2,847	417,228
Paychex, Inc.	1,136	111,703
PTC, Inc.†	391	44,421
Roper Technologies, Inc.	354	119,790
Salesforce, Inc.	2,872	449,928
ServiceNow, Inc.†	1,389	137,900
Synopsys, Inc.†	669	298,421
Take-Two Interactive Software, Inc.†	290	72,494
Tyler Technologies, Inc.†	1,571	459,455
Veeva Systems, Inc., Class A†	2,310	409,956
Workday, Inc., Class A†	401	49,090
		10,536,800
Telecommunications — 3.0%
AT&T, Inc.	44,274	916,472
Cisco Systems, Inc.	40,236	4,726,121
Corning, Inc.	846	216,094
Motorola Solutions, Inc.	579	240,453
T-Mobile US, Inc.	11,829	1,984,078
Verizon Communications, Inc.	26,522	1,122,941
		9,206,159
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	480	39,643
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	413	77,784
CSX Corp.	6,503	309,088

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Expeditors International of Washington, Inc.	453	$73,830
FedEx Corp.	761	238,292
Fedex Freight Holding Co., Inc.†	385	58,135
JB Hunt Transport Services, Inc.	257	74,384
Norfolk Southern Corp.	788	247,897
Old Dominion Freight Line, Inc.	634	137,324
Union Pacific Corp.	3,271	889,712
United Parcel Service, Inc., Class B	2,602	279,715
		2,386,161
Water — 0.0%
American Water Works Co., Inc.	676	88,948
Total Common Stocks (cost $267,801,629)		300,928,422
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares S&P 500 Value ETF (cost $55,848)	283	64,258
RIGHTS — 0.0%
Diversified Financial Services — 0.0%
TPG, Inc. CVR†(1) (cost $8)	828	8
Total Long-Term Investment Securities (cost $267,857,485)		300,992,688
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58%(2) (cost $252,763)	252,763	252,763
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$280,000	$280,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	290,000	290,000
BNP Paribas SA Joint Repurchase Agreement(3)	280,000	280,000
Deutsche Bank AG Joint Repurchase Agreement(3)	280,000	280,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	280,000	280,000
Total Repurchase Agreements (cost $1,410,000)		1,410,000
TOTAL INVESTMENTS (cost $269,520,248)	99.3%	302,655,451
Other assets less liabilities	0.7	2,132,764
NET ASSETS	100.0%	$304,788,215

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2026.
(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
NYSE—New York Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 1000 Index	September 2026	$119,548	$120,040	$492
6	Long	Micro E-mini S&P 500 Index	September 2026	225,114	226,447	1,333
						$1,825

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$300,928,422	$—	$—	$300,928,422
Unaffiliated Investment Companies	64,258	—	—	64,258
Rights	—	—	8	8
Short-Term Investments	252,763	—	—	252,763
Repurchase Agreements	—	1,410,000	—	1,410,000
Total Investments at Value	$301,245,443	$1,410,000	$8	$302,655,451
Other Financial Instruments:†
Futures Contracts	$1,825	$—	$—	$1,825

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.6%
Advertising — 0.0%
Trade Desk, Inc., Class A†	1,729	$31,260
Aerospace/Defense — 5.2%
ATI, Inc.†	3,793	747,600
Curtiss-Wright Corp.	565	428,134
FTAI Aviation, Ltd.	7,431	2,010,309
HEICO Corp.	1,967	700,626
HEICO Corp., Class A	1,076	277,511
Hexcel Corp.	185	18,511
Howmet Aerospace, Inc.	3,586	964,132
Karman Holdings, Inc.†	2,166	108,127
Kratos Defense & Security Solutions, Inc.†	8,257	411,694
Leonardo DRS, Inc.	1,300	55,471
Loar Holdings, Inc.†	779	62,795
Rocket Lab Corp.†	25,331	2,574,896
StandardAero, Inc.†	1,963	58,713
		8,418,519
Airlines — 0.3%
Alaska Air Group, Inc.†	236	12,319
American Airlines Group, Inc.†	9,347	168,900
Delta Air Lines, Inc.	1,581	148,077
Southwest Airlines Co.	591	30,389
United Airlines Holdings, Inc.†	867	117,904
		477,589
Apparel — 1.5%
Birkenstock Holding PLC†	1,100	47,333
Deckers Outdoor Corp.†	630	62,552
On Holding AG, Class A†	28,666	1,015,350
Ralph Lauren Corp.	625	250,881
Tapestry, Inc.	7,602	1,112,781
		2,488,897
Auto Manufacturers — 0.0%
Rivian Automotive, Inc., Class A†	1,675	29,061
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	171	19,279
Banks — 0.1%
East West Bancorp, Inc.	480	61,963
Northern Trust Corp.	134	23,294
Pinnacle Financial Partners, Inc.	125	12,610
Popular, Inc.	70	11,493
Western Alliance Bancorp	274	22,523
		131,883
Beverages — 0.3%
Celsius Holdings, Inc.†	4,577	134,015
Coca-Cola Consolidated, Inc.	95	18,137
Monster Beverage Corp.†	3,102	298,164
Primo Brands Corp.	1,910	46,681
		496,997
Biotechnology — 4.8%
Alnylam Pharmaceuticals, Inc.†	3,812	1,147,526
Argenx SE ADR†	755	700,466
Arrowhead Pharmaceuticals, Inc.†	1,780	145,088
Axsome Therapeutics, Inc.†	833	203,894
BeOne Medicines, Ltd. ADR†	203	57,849
Bridgebio Pharma, Inc.†	2,956	220,163
CG oncology, Inc.†	867	61,600
Cogent Biosciences, Inc.†	1,400	54,180
Cytokinetics, Inc.†	668	56,907
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Exelixis, Inc.†	903	$49,132
Halozyme Therapeutics, Inc.†	1,667	130,476
Illumina, Inc.†	5,160	907,283
Insmed, Inc.†	5,900	629,058
Ionis Pharmaceuticals, Inc.†	8,521	675,630
Krystal Biotech, Inc.†	150	55,751
Kymera Therapeutics, Inc.†	973	111,574
Praxis Precision Medicines, Inc.†	152	50,888
Revolution Medicines, Inc.†	8,700	1,629,336
Structure Therapeutics, Inc. ADR†	5,389	289,228
Summit Therapeutics, Inc.†	4,095	59,664
United Therapeutics Corp.†	922	499,567
Viking Therapeutics, Inc.†	129	5,032
Xenon Pharmaceuticals, Inc.†	899	54,264
		7,794,556
Building Materials — 0.6%
AAON, Inc.	1,708	216,677
Armstrong World Industries, Inc.	156	25,025
Carlisle Cos., Inc.	58	21,039
Lennox International, Inc.	324	185,636
Louisiana-Pacific Corp.	615	48,376
Madison Air Solutions Corp., Class A†	1,275	49,725
Modine Manufacturing Co.†	1,392	371,692
		918,170
Chemicals — 0.6%
CF Industries Holdings, Inc.	438	47,418
Sensient Technologies Corp.	495	61,028
Sherwin-Williams Co.	1,508	519,235
Solstice Advanced Materials, Inc.	4,524	400,826
		1,028,507
Commercial Services — 1.6%
Affirm Holdings, Inc.†	4,699	383,203
API Group Corp.†	1,477	62,551
Avis Budget Group, Inc.†	76	11,235
Block, Inc.†	617	46,892
Booz Allen Hamilton Holding Corp.	1,336	81,055
Corpay, Inc.†	849	282,946
EquipmentShare.com, Inc., Class A†	5,252	103,254
Global Payments, Inc.	671	48,688
Grand Canyon Education, Inc.†	91	13,023
H&R Block, Inc.	261	9,939
Morningstar, Inc.	18	2,808
NIQ Global Intelligence PLC†	99	926
Paylocity Holding Corp.†	834	87,178
Rollins, Inc.	4,219	176,101
Service Corp. International	682	51,805
Shift4 Payments, Inc., Class A†	302	14,689
Toast, Inc., Class A†	12,702	353,370
U-Haul Holding Co. †	6	393
U-Haul Holding Co. (Non-Voting)	74	4,270
UL Solutions, Inc., Class A	1,862	189,663
United Rentals, Inc.	377	427,099
Valvoline, Inc.†	5,879	232,456
Verisk Analytics, Inc.	337	60,502
WEX, Inc.†	33	4,656
		2,648,702
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	18,036

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	41	$64,420
Computers — 3.0%
CACI International, Inc., Class A†	107	49,569
Everpure, Inc., Class A†	7,034	554,209
ExlService Holdings, Inc.†	1,524	39,411
Gartner, Inc.†	926	120,028
Kyndryl Holdings, Inc.†	243	2,748
Lumentum Holdings, Inc.†	1,910	1,638,895
NetApp, Inc.	2,192	339,234
Okta, Inc.†	479	65,359
Rubrik, Inc., Class A†	2,855	229,199
Sandisk Corp.†	642	1,459,735
Super Micro Computer, Inc.†	742	21,763
Zscaler, Inc.†	2,712	382,799
		4,902,949
Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc., Class A	1,318	104,056
Distribution/Wholesale — 1.7%
Core & Main, Inc., Class A†	1,278	61,663
Fastenal Co.	26,457	1,270,730
WW Grainger, Inc.	1,044	1,420,258
		2,752,651
Diversified Financial Services — 2.0%
Ally Financial, Inc.	399	18,334
Ameriprise Financial, Inc.	311	142,674
Ares Management Corp., Class A	3,307	368,102
Cboe Global Markets, Inc.	158	38,342
Credit Acceptance Corp.†	5	3,184
Evercore, Inc., Class A	2,470	843,357
Figure Technology Solutions, Inc., Class A†	929	28,530
Freedom Holding Corp.†	219	28,573
Interactive Brokers Group, Inc., Class A	6,595	574,029
Lazard, Inc.	1,469	61,610
LPL Financial Holdings, Inc.	918	258,582
Nasdaq, Inc.	577	45,479
Rocket Cos., Inc., Class A†	2,974	46,840
SLM Corp.	1,866	48,404
SoFi Technologies, Inc.†	2,121	38,029
StepStone Group, Inc., Class A	1,053	43,552
Stifel Financial Corp.	739	51,560
Tradeweb Markets, Inc., Class A	5,632	561,285
UWM Holdings Corp.	357	818
Virtu Financial, Inc., Class A	838	49,920
		3,251,204
Electric — 2.1%
IDACORP., Inc.	1,308	197,900
NRG Energy, Inc.	11,300	1,650,478
Talen Energy Corp.†	448	172,149
Vistra Corp.	8,434	1,337,885
		3,358,412
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	1,629	394,120
Belden, Inc.	852	102,163
Powell Industries, Inc.	1,026	293,806
		790,089
Electronics — 6.6%
Advanced Energy Industries, Inc.	643	239,755
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Applied Optoelectronics, Inc.†	1,095	$162,235
Arxis, Inc., Class A†	1,257	57,998
Celestica, Inc.†	4,425	1,614,240
Coherent Corp.†	3,338	1,316,741
Flex, Ltd.†	11,679	1,892,815
Hubbell, Inc.	207	108,302
Jabil, Inc.	1,987	765,949
Keysight Technologies, Inc.†	5,099	1,785,007
Mettler-Toledo International, Inc.†	46	58,765
nVent Electric PLC	1,624	275,447
Sanmina Corp.†	421	106,547
TD SYNNEX Corp.	783	209,327
TE Connectivity PLC	275	55,443
Trimble, Inc.†	13,665	699,375
TTM Technologies, Inc.†	2,128	397,979
Vicor Corp.†	1,050	398,769
Woodward, Inc.	1,623	690,489
		10,835,183
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	74	17,461
Nextpower, Inc., Class A†	432	51,469
Solv Energy, Inc., Class A†	549	18,693
		87,623
Engineering & Construction — 3.7%
Comfort Systems USA, Inc.	1,814	3,595,257
Dycom Industries, Inc.†	168	84,939
EMCOR Group, Inc.	1,268	1,052,288
Everus Construction Group, Inc.†	623	103,387
IES Holdings, Inc.†	124	91,098
MasTec, Inc.†	1,816	755,565
Primoris Services Corp.	41	4,064
Sterling Infrastructure, Inc.†	429	360,085
TopBuild Corp.†	33	11,700
		6,058,383
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	13,138
Entertainment — 2.3%
Churchill Downs, Inc.	687	61,583
DraftKings, Inc., Class A†	35,100	886,626
Liberty Media Corp.-Liberty Formula One, Class C†	8,486	807,358
Live Nation Entertainment, Inc.†	7,994	1,463,781
Madison Square Garden Sports Corp.†	122	49,024
TKO Group Holdings, Inc.	1,755	353,299
Vail Resorts, Inc.	404	55,005
		3,676,676
Environmental Control — 0.5%
Clean Harbors, Inc.†	2,056	614,230
GFL Environmental, Inc.	1,086	39,954
Tetra Tech, Inc.	1,521	43,942
Veralto Corp.	562	49,838
		747,964
Food — 0.4%
Hershey Co.	216	37,897
McCormick & Co., Inc.	955	48,151
Performance Food Group Co.†	526	58,802
Sprouts Farmers Market, Inc.†	732	61,913

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Sysco Corp.	3,245	$271,217
US Foods Holding Corp.†	2,052	209,817
		687,797
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	178	47,261
Health Care-Products — 3.5%
Caris Life Sciences, Inc.†	1,570	27,977
Edwards Lifesciences Corp.†	548	49,572
Glaukos Corp.†	387	54,087
Guardant Health, Inc.†	3,055	458,342
IDEXX Laboratories, Inc.†	1,966	1,034,981
Insulet Corp.†	1,325	201,731
Medline, Inc., Class A†	1,182	46,618
Natera, Inc.†	12,552	3,407,240
Penumbra, Inc.†	545	172,084
Repligen Corp.†	392	53,485
Tempus AI, Inc., Class A†	1,526	88,401
West Pharmaceutical Services, Inc.	250	89,750
		5,684,268
Health Care-Services — 0.9%
BrightSpring Health Services, Inc.†	2,200	153,428
Centene Corp.†	1,431	91,856
Charles River Laboratories International, Inc.†	255	57,831
DaVita, Inc.†	252	56,065
Encompass Health Corp.	1,061	107,246
Ensign Group, Inc.	2,668	427,680
HealthEquity, Inc.†	525	47,418
Medpace Holdings, Inc.†	713	377,598
Quest Diagnostics, Inc.	307	65,069
RadNet, Inc.†	783	48,287
Tenet Healthcare Corp.†	323	60,427
		1,492,905
Home Builders — 0.1%
NVR, Inc.†	15	102,201
Home Furnishings — 0.1%
SharkNinja, Inc.†	584	88,926
Somnigroup International, Inc.	1,779	139,473
		228,399
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	1,521	166,960
Insurance — 0.2%
Allstate Corp.	252	59,961
Arthur J. Gallagher & Co.	270	61,984
Equitable Holdings, Inc.	2,131	93,508
Globe Life, Inc.	589	105,243
Hanover Insurance Group, Inc.	262	56,099
Ryan Specialty Holdings, Inc.	234	8,836
		385,631
Internet — 4.8%
Airbnb, Inc., Class A†	6,728	962,777
CDW Corp.	457	64,273
Chewy, Inc., Class A†	7,376	144,938
Coupang, Inc.†	26,389	458,377
eBay, Inc.	1,997	223,165
Etsy, Inc.†	659	49,642
Expedia Group, Inc.	3,252	832,122
Gen Digital, Inc.	715	17,796
Security Description	Shares or Principal Amount	Value

Internet (continued)
GoDaddy, Inc., Class A†	2,558	$217,123
Lyft, Inc., Class A†	744	10,870
Maplebear, Inc.†	1,014	48,013
Reddit, Inc., Class A†	11,646	2,021,513
Robinhood Markets, Inc., Class A†	20,580	2,063,762
Roku, Inc.†	1,760	243,126
Spotify Technology SA†	1,045	479,791
Wayfair, Inc., Class A†	582	53,788
		7,891,076
Investment Companies — 0.1%
Hut 8 Corp.†	421	48,602
Iris Energy, Ltd.†	563	25,746
Terawulf, Inc.†	5,131	126,736
		201,084
Iron/Steel — 1.7%
Carpenter Technology Corp.	4,145	2,556,802
Steel Dynamics, Inc.	667	153,050
		2,709,852
Leisure Time — 3.1%
Amer Sports, Inc.†	22,860	773,582
Life Time Group Holdings, Inc.†	24,039	981,753
Planet Fitness, Inc., Class A†	1,122	58,535
Royal Caribbean Cruises, Ltd.	5,801	1,841,992
Viking Holdings, Ltd.†	12,833	1,343,230
		4,999,092
Lodging — 1.0%
Choice Hotels International, Inc.	395	43,557
Hyatt Hotels Corp., Class A	936	181,434
Las Vegas Sands Corp.	8,209	379,174
Marriott International, Inc., Class A	2,402	890,157
Travel & Leisure Co.	245	18,725
Wyndham Hotels & Resorts, Inc.	944	79,494
Wynn Resorts, Ltd.	915	88,838
		1,681,379
Machinery-Construction & Mining — 0.7%
Bloom Energy Corp., Class A†	173	52,367
BWX Technologies, Inc.	2,382	463,656
Forgent Power Solutions, Inc., Class A†	1,814	101,330
Innio NV†	830	32,827
Vertiv Holdings Co., Class A	1,707	571,538
		1,221,718
Machinery-Diversified — 1.3%
Applied Industrial Technologies, Inc.	193	65,263
Cognex Corp.	9,125	660,833
ESAB Corp.	507	50,005
Middleby Corp.†	324	55,731
Rockwell Automation, Inc.	2,422	1,199,084
Symbotic, Inc.†	909	40,860
Westinghouse Air Brake Technologies Corp.	264	71,174
		2,142,950
Media — 0.8%
EchoStar Corp., Class A†	13,257	1,345,585
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	413	50,770
RBC Bearings, Inc.†	306	197,082
		247,852

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.1%
Almonty Industries, Inc.†	6,114	$101,248
Anglogold Ashanti PLC (NYSE)	10,360	838,021
Aura Minerals, Inc.	576	36,259
Cameco Corp.	5,455	555,646
Hecla Mining Co.	483	7,453
Kinross Gold Corp. (NYSE)	5,649	133,429
MP Materials Corp.†	891	49,905
Uranium Energy Corp.†	5,053	53,865
		1,775,826
Miscellaneous Manufacturing — 2.3%
Axon Enterprise, Inc.†	5,183	2,905,642
Fabrinet†	1,077	605,360
JBT Marel Corp.	328	47,560
Teledyne Technologies, Inc.†	189	126,044
		3,684,606
Oil & Gas — 1.1%
Diamondback Energy, Inc.	296	52,031
EQT Corp.	899	47,800
HF Sinclair Corp.	886	61,710
Marathon Petroleum Corp.	2,913	744,767
Matador Resources Co.	146	7,268
Ovintiv, Inc.	1,109	58,389
Permian Resources Corp., Class A	4,374	80,525
Phillips 66	349	58,998
Texas Pacific Land Corp.	1,633	714,666
		1,826,154
Oil & Gas Services — 0.1%
TechnipFMC PLC	3,598	238,547
Packaging & Containers — 0.0%
Packaging Corp. of America	225	53,613
Pharmaceuticals — 2.7%
Ascendis Pharma A/S†	932	248,583
Cardinal Health, Inc.	3,327	790,362
Cencora, Inc.	5,415	1,532,337
Corcept Therapeutics, Inc.†	1,346	117,035
Dexcom, Inc.†	10,920	735,462
Elanco Animal Health, Inc.†	2,314	56,947
Madrigal Pharmaceuticals, Inc.†	346	185,785
Mirum Pharmaceuticals, Inc.†	454	53,150
Neurocrine Biosciences, Inc.†	1,218	205,275
Rhythm Pharmaceuticals, Inc.†	521	57,847
Vaxcyte, Inc.†	1,100	63,943
Zoetis, Inc.	5,313	381,792
		4,428,518
Pipelines — 1.7%
Cheniere Energy, Inc.	644	153,923
Targa Resources Corp.	9,473	2,540,090
		2,694,013
Private Equity — 0.3%
KKR & Co., Inc.	5,244	481,294
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,108	149,237
CoStar Group, Inc.†	613	17,360
Jones Lang LaSalle, Inc.†	34	10,538
		177,135
Security Description	Shares or Principal Amount	Value

REITS — 1.3%
Iron Mountain, Inc.	427	$53,934
Lamar Advertising Co., Class A	779	121,509
Simon Property Group, Inc.	8,066	1,803,961
Ventas, Inc.	754	66,955
		2,046,359
Retail — 5.0%
Aritzia, Inc.†	8,893	980,628
AutoZone, Inc.†	15	47,939
Boot Barn Holdings, Inc.†	314	51,581
Burlington Stores, Inc.†	2,925	926,640
Carvana Co.†	1,375	90,502
Casey's General Stores, Inc.	796	632,653
Cava Group, Inc.†	9,308	730,492
Chipotle Mexican Grill, Inc.†	29,818	1,013,812
Darden Restaurants, Inc.	3,218	662,940
Dollar General Corp.	435	50,073
Domino's Pizza, Inc.	178	52,695
Dutch Bros, Inc., Class A†	3,728	267,708
Ferguson Enterprises, Inc.	539	127,921
Five Below, Inc.†	3,534	635,378
Freshpet, Inc.†	500	29,560
Murphy USA, Inc.	639	344,338
Ollie's Bargain Outlet Holdings, Inc.†	1,154	88,720
Restaurant Brands International, Inc.	2,808	203,608
Ross Stores, Inc.	398	84,714
Texas Roadhouse, Inc.	1,191	230,137
Ulta Beauty, Inc.†	450	202,941
Williams-Sonoma, Inc.	556	129,604
Wingstop, Inc.	722	125,202
Yum! Brands, Inc.	2,728	436,098
		8,145,884
Semiconductors — 8.1%
Allegro MicroSystems, Inc.†	2,620	182,404
Astera Labs, Inc.†	4,571	2,207,884
AXT, Inc.†	504	36,328
Cerebras Systems, Inc., Class A†	3,292	727,532
Credo Technology Group Holding, Ltd.†	4,565	1,241,452
Entegris, Inc.	741	133,276
FormFactor, Inc.†	1,817	290,593
GlobalFoundries, Inc.	681	56,121
Impinj, Inc.†	400	57,292
Lattice Semiconductor Corp.†	4,268	652,833
MACOM Technology Solutions Holdings, Inc.†	1,920	730,310
MaxLinear, Inc.†	533	68,240
Microchip Technology, Inc.	14,525	1,324,680
MKS, Inc.	2,662	1,184,058
Monolithic Power Systems, Inc.	402	555,709
ON Semiconductor Corp.†	999	94,446
Onto Innovation, Inc.†	441	166,897
Rambus, Inc.†	2,954	392,114
Semtech Corp.†	2,566	415,307
SiTime Corp.†	706	526,365
Skyworks Solutions, Inc.	758	51,392
Teradyne, Inc.	4,065	1,966,810
Tower Semiconductor, Ltd.†	506	131,884
		13,193,927
Software — 13.3%
Appfolio, Inc., Class A†	655	105,029
Atlassian Corp., Class A†	3,056	237,726
Autodesk, Inc.†	5,405	1,050,840
Bentley Systems, Inc., Class B	468	13,989

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Broadridge Financial Solutions, Inc.	343	$46,974
Bullish†	18	422
Chime Financial, Inc., Class A†	190	3,891
Cloudflare, Inc., Class A†	19,620	4,812,394
CoreWeave, Inc., Class A†	8,607	856,741
Databricks, Inc.†(1)(2)	2,067	460,404
Datadog, Inc., Class A†	18,932	4,929,135
Descartes Systems Group, Inc.†	525	36,351
DigitalOcean Holdings, Inc.†	2,640	414,559
DocuSign, Inc.†	172	7,640
Dynatrace, Inc.†	743	32,625
Elastic NV†	660	37,633
Electronic Arts, Inc.	488	100,060
Fair Isaac Corp.†	420	501,808
Guidewire Software, Inc.†	1,082	133,140
HubSpot, Inc.†	901	164,441
JFrog, Ltd.†	676	61,435
Klaviyo, Inc., Class A†	445	6,719
Magic Leap, Inc., Class A†(1)(2)	9	4
Manhattan Associates, Inc.†	1,297	180,607
MongoDB, Inc.†	1,921	645,264
MSCI, Inc.	241	134,970
Nebius Group NV†	668	184,482
Nutanix, Inc., Class A†	1,273	64,872
Paychex, Inc.	583	57,326
Pegasystems, Inc.	1,271	38,092
Planet Labs PBC†	7,511	248,839
Procore Technologies, Inc.†	3,439	139,692
PTC, Inc.†	386	43,853
RingCentral, Inc., Class A	110	4,288
ROBLOX Corp., Class A†	21,090	1,146,874
Samsara, Inc., Class A†	35,834	1,162,097
SentinelOne, Inc., Class A†	3,119	52,929
Snowflake, Inc.†	8,446	2,149,507
Take-Two Interactive Software, Inc.†	4,766	1,191,405
Twilio, Inc., Class A†	711	146,701
Tyler Technologies, Inc.†	199	58,200
Veeva Systems, Inc., Class A†	299	53,064
Waystar Holding Corp.†	1,604	32,930
Workday, Inc., Class A†	220	26,932
		21,776,884
Telecommunications — 2.2%
AST SpaceMobile, Inc.†	6,783	602,737
Corning, Inc.	8,959	2,288,397
Globalstar, Inc.†	731	59,423
InterDigital, Inc.	334	94,566
Iridium Communications, Inc.	407	22,324
Motorola Solutions, Inc.	111	46,097
Ubiquiti, Inc.	60	32,042
Viavi Solutions, Inc.†	8,321	397,328
		3,542,914
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	498	41,130
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	1,549	291,739
GXO Logistics, Inc.†	1,275	64,642
Landstar System, Inc.	156	32,262
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Old Dominion Freight Line, Inc.	955	$206,853
XPO, Inc.†	2,786	571,938
		1,167,434
Total Common Stocks (cost $130,123,619)		157,654,452
CONVERTIBLE PREFERRED STOCKS — 1.0%
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	30,232
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	3,143
E-Commerce/Services — 0.0%
Rappi, Inc. Series E †(1)(2)	1,959	46,791
Enterprise Software / Services — 0.1%
Socure, Inc. Series A †(1)(2)	1,118	15,965
Socure, Inc. Series A1†(1)(2)	918	13,109
Socure, Inc. Series B†(1)(2)	17	243
Socure, Inc. Series E†(1)(2)	2,127	30,373
		59,690
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	3,247
Software — 0.9%
Databricks, Inc. Series F †(1)(2)	5,040	1,122,609
Databricks, Inc. Series G †(1)(2)	486	108,252
Databricks, Inc. Series H†(1)(2)	1,092	243,232
		1,474,093
Total Convertible Preferred Stocks (cost $551,723)		1,617,196
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
iShares Russell Midcap Growth Index Fund	9,484	1,388,552
Vanguard Mid-Cap Growth ETF	4,516	1,383,251
Total Unaffiliated Investment Companies (cost $2,695,725)		2,771,803
Total Long-Term Investment Securities (cost $133,371,067)		162,043,451
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58%(3)	265,641	265,641
T. Rowe Price Government Reserve Fund 3.69%(3)	106	106
Total Short-Term Investments (cost $265,747)		265,747

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$215,000	$215,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	225,000	225,000
BNP Paribas SA Joint Repurchase Agreement(4)	215,000	215,000
Deutsche Bank AG Joint Repurchase Agreement(4)	215,000	215,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	215,000	215,000
Total Repurchase Agreements (cost $1,085,000)		1,085,000
TOTAL INVESTMENTS (cost $134,721,814)	100.1%	163,394,198
Other assets less liabilities	(0.1)	(147,644)
NET ASSETS	100.0%	$163,246,554

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class B	08/16/21, 11/04/21	41	$69,887	$64,420	$1,571.21	0.0%
Databricks, Inc.	07/24/20, 08/28/20	2,067	33,089	460,404	222.74	0.3
Magic Leap, Inc., Class A	12/28/15	9	114,566	4	0.48	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Snyk, Ltd.	09/03/21	4,274	$61,309	$18,036	$4.22	0.0%
Socure, Inc.	12/22/21	920	14,783	13,138	14.28	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21	2	3,410	3,143	1,571.21	0.0
Databricks, Inc. Series F	10/22/19	5,040	72,153	1,122,609	222.74	0.7
Databricks, Inc. Series G	02/01/21	486	28,734	108,252	222.74	0.1
Databricks, Inc. Series H	08/31/21	1,092	80,245	243,232	222.74	0.1
DataRobot, Inc. Series G	06/11/21	2,952	80,768	3,247	1.10	0.0
Rappi, Inc. Series E	09/08/20	1,959	117,042	46,791	23.89	0.0
Snyk, Ltd. Series F	09/03/21	7,164	102,204	30,232	4.22	0.0
Socure, Inc. Series A	12/22/21	1,118	17,965	15,965	14.28	0.0
Socure, Inc. Series A1	12/22/21	918	14,751	13,109	14.28	0.0
Socure, Inc. Series B	12/22/21	17	273	243	14.28	0.0
Socure, Inc. Series E	10/27/21	2,127	34,178	30,373	14.28	0.1
				$2,173,198		1.3%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of June 30, 2026.
(4)	See Note 2 for details of Joint Repurchase Agreements.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
NYSE—New York Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Long	Micro E-mini Russell 2000 Index	September 2026	$238,787	$243,648	$4,861

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$18,036	$18,036
Computer Graphics	—	—	64,420	64,420
Enterprise Software / Services	—	—	13,138	13,138
Software	21,316,476	—	460,408	21,776,884
Other Industries	135,781,974	—	—	135,781,974
Convertible Preferred Stocks	—	—	1,617,196	1,617,196
Unaffiliated Investment Companies	2,771,803	—	—	2,771,803
Short-Term Investments	265,747	—	—	265,747
Repurchase Agreements	—	1,085,000	—	1,085,000
Total Investments at Value	$160,136,000	$1,085,000	$2,173,198	$163,394,198
Other Financial Instruments:
Futures Contracts	$4,861	$—	$—	$4,861

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2026	$491,216	$1,387,374
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	71,575	234,396
Change in unrealized depreciation(1)	(6,789)	(4,574)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2026	$556,002	$1,617,196
(1)
The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2026 includes:
Common Stocks	Convertible Preferred Securities
$64,785	$229,822

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2026.
Description	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$460,404	Market Approach	Series L Capital Raise Price*	$190.00
			Revenue Multiple*	21.20x
			Gross Profit Multiple*	29.05x
	$64,420	Market Approach	Tender Offer Price*	$1,646.14
			Revenue Multiple*	6.05x
			Gross Profit Multiple*	9.70x
	$4	Market Approach &	Series AA Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
			Discounts for Uncertainty	97.50%
	$13,138	Market Approach	Series E Transaction Price*	$16.07
			Tender Offer Price*	$13.50
	$18,036	Market Approach	Revenue Multiple*	9.20x
			Gross Profit Multiple*	11.85x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$1,474,094	Market Approach	Series L Capital Raise Price*	$190.00
			Revenue Multiple*	21.20x
			Gross Profit Multiple*	29.05x
	$3,142	Market Approach	Tender Offer Price*	$1,646.14
			Revenue Multiple*	6.05x
			Gross Profit Multiple*	9.70x
	$46,791	Market Approach	Potential Secondary Transaction Price*	$30.00
			3rd Party Liquidation Valuation*	$17.77
	$59,691	Market Approach	Series E Transaction Price*	$16.07
			Tender Offer Price*	$13.50
	$30,232	Market Approach	Revenue Multiple*	9.20x
			Gross Profit Multiple*	11.85x
			Discount for Lack of Marketability	10.0%
	$3,247	Market Approach	Sales Multiple*	1.6x
			Gross Profit Multiple*	2.3x
			Discount for Lack of Marketability	10.0%
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.2%
Omnicom Group, Inc.	5,874	$427,803
Trade Desk, Inc., Class A†	1,908	34,497
		462,300
Aerospace/Defense — 2.0%
AeroVironment, Inc.†	245	40,442
Curtiss-Wright Corp.	114	86,385
Hexcel Corp.	10,261	1,026,716
Kratos Defense & Security Solutions, Inc.†	1,109	55,295
L3Harris Technologies, Inc.	4,736	1,376,234
Leonardo DRS, Inc.	486	20,737
Loar Holdings, Inc.†	283	22,813
StandardAero, Inc.†	43,420	1,298,692
		3,927,314
Agriculture — 0.2%
Archer-Daniels-Midland Co.	3,068	234,395
Bunge Global SA	854	91,148
Darling Ingredients, Inc.†	1,007	55,002
		380,545
Airlines — 1.4%
Alaska Air Group, Inc.†	7,256	378,763
Delta Air Lines, Inc.	8,993	842,284
Southwest Airlines Co.	23,572	1,212,072
United Airlines Holdings, Inc.†	1,946	264,637
		2,697,756
Apparel — 0.5%
Birkenstock Holding PLC†	6,128	263,688
Columbia Sportswear Co.	142	8,778
Crocs, Inc.†	311	37,519
Deckers Outdoor Corp.†	822	81,616
PVH Corp.	297	22,055
Ralph Lauren Corp.	1,175	471,657
VF Corp.	2,260	37,697
		923,010
Auto Manufacturers — 0.6%
Ford Motor Co.	25,014	347,695
General Motors Co.	4,029	310,555
PACCAR, Inc.	3,239	389,069
Rivian Automotive, Inc., Class A†	4,580	79,463
		1,126,782
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	455	51,297
Aptiv PLC†	8,756	537,443
Aurora Innovation, Inc.†	7,749	52,848
BorgWarner, Inc.	1,318	87,515
Gentex Corp.	1,379	34,848
Lear Corp.	325	43,570
QuantumScape Corp.†	3,222	24,358
		831,879
Banks — 4.7%
Bank OZK	645	33,598
BOK Financial Corp.	125	17,360
Central BanCo, Inc.	126	3,828
Citizens Financial Group, Inc.	2,700	189,189
Columbia Banking System, Inc.	23,449	751,541
Commerce Bancshares, Inc.	871	50,300
Cullen/Frost Bankers, Inc.	380	58,718
Security Description	Shares or Principal Amount	Value

Banks (continued)
East West Bancorp, Inc.	4,791	$618,470
Fifth Third Bancorp	26,343	1,484,955
First Citizens BancShares, Inc., Class A	51	106,120
First Hawaiian, Inc.	778	22,795
First Horizon Corp.	3,047	78,125
FNB Corp.	2,259	43,102
Huntington Bancshares, Inc.	12,888	228,504
KeyCorp	30,526	703,624
M&T Bank Corp.	3,828	911,102
Northern Trust Corp.	5,692	989,497
Pinnacle Financial Partners, Inc.	891	89,884
Popular, Inc.	5,287	868,020
Prosperity Bancshares, Inc.	4,581	334,551
Regions Financial Corp.	23,606	712,901
SouthState Bank Corp.	624	62,338
State Street Corp.	1,712	290,355
Webster Financial Corp.	1,037	79,248
Western Alliance Bancorp	5,427	446,099
Wintrust Financial Corp.	427	68,628
Zions Bancorp NA	933	64,554
		9,307,406
Beverages — 0.9%
Brown-Forman Corp., Class A	275	7,524
Brown-Forman Corp., Class B	10,306	274,655
Coca-Cola Consolidated, Inc.	321	61,286
Constellation Brands, Inc., Class A	888	123,512
Keurig Dr Pepper, Inc.	30,432	996,039
Molson Coors Beverage Co., Class B	989	38,531
Pernod Ricard SA	3,900	284,777
Primo Brands Corp.	1,570	38,371
		1,824,695
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc.†	322	26,246
Biogen, Inc.†	2,468	533,236
BioMarin Pharmaceutical, Inc.†	1,234	70,609
BioNTech SE ADR†	1,816	168,979
Bio-Rad Laboratories, Inc., Class A†	117	34,352
Bridgebio Pharma, Inc.†	60	4,469
Corteva, Inc.	4,301	364,252
Exelixis, Inc.†	1,195	65,020
Illumina, Inc.†	970	170,555
Incyte Corp.†	1,066	120,842
Ionis Pharmaceuticals, Inc.†	53	4,202
Moderna, Inc.†	2,321	162,539
Roivant Sciences, Ltd.†	3,148	111,408
Royalty Pharma PLC, Class A	2,638	147,913
United Therapeutics Corp.†	266	144,127
Viking Therapeutics, Inc.†	679	26,488
		2,155,237
Building Materials — 1.6%
Armstrong World Industries, Inc.	201	32,244
Builders FirstSource, Inc.†	2,839	254,034
Carlisle Cos., Inc.	232	84,158
Eagle Materials, Inc.	200	45,000
Fortune Brands Innovations, Inc.	730	40,077
Hayward Holdings, Inc.†	1,339	23,178
James Hardie Industries PLC†	13,358	349,712
Knife River Corp.†	6,744	564,136
Lennox International, Inc.	143	81,932
Louisiana-Pacific Corp.	408	32,093
Martin Marietta Materials, Inc.	381	219,723

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Masco Corp.	1,298	$105,618
Mohawk Industries, Inc.†	3,072	372,726
Owens Corning	3,713	590,219
Simpson Manufacturing Co., Inc.	265	55,478
SPX Technologies, Inc.†	313	76,738
Trex Co., Inc.†	672	33,627
Vulcan Materials Co.	829	244,563
		3,205,256
Chemicals — 2.0%
Albemarle Corp.	749	101,137
Ashland, Inc.	4,674	307,970
Axalta Coating Systems, Ltd.†	1,374	47,018
Celanese Corp.	719	33,074
CF Industries Holdings, Inc.	986	106,744
Dow, Inc.	4,591	125,610
DuPont de Nemours, Inc.	5,572	755,786
Eastman Chemical Co.	6,464	432,959
Element Solutions, Inc.	1,469	70,145
International Flavors & Fragrances, Inc.	6,422	508,751
LyondellBasell Industries NV, Class A	1,660	87,399
Mosaic Co.	2,044	43,312
NewMarket Corp.	40	31,650
Olin Corp.	745	14,766
PPG Industries, Inc.	1,424	172,717
Qnity Electronics, Inc.	3,707	605,390
RPM International, Inc.	812	90,254
Westlake Corp.	5,150	375,950
		3,910,632
Coal — 0.1%
Peabody Energy Corp.	5,942	137,379
Commercial Services — 3.8%
ADT, Inc.	3,688	23,972
API Group Corp.†	19,684	833,617
Avis Budget Group, Inc.†	77	11,383
Block, Inc.†	12,298	934,648
Booz Allen Hamilton Holding Corp.	597	36,220
Bright Horizons Family Solutions, Inc.†	337	23,887
Colliers International Group, Inc.	3,361	315,228
Corpay, Inc.†	3,335	1,111,455
Equifax, Inc.	754	119,675
EquipmentShare.com, Inc., Class A†	16,213	318,748
Euronet Worldwide, Inc.†	226	16,541
First Advantage Corp.†	34,155	616,498
FTI Consulting, Inc.†	3,111	463,570
Global Payments, Inc.	7,994	580,045
Grand Canyon Education, Inc.†	127	18,175
H&R Block, Inc.	689	26,237
MarketAxess Holdings, Inc.	222	25,195
Marqeta, Inc., Class A†	85,195	345,892
Morningstar, Inc.	117	18,254
NIQ Global Intelligence PLC†	335	3,132
Paylocity Holding Corp.†	260	27,178
PayPal Holdings, Inc.	5,733	247,551
Robert Half, Inc.	635	19,494
Service Corp. International	863	65,553
Shift4 Payments, Inc., Class A†	224	10,895
Sunbelt Rentals Holdings, Inc.	2,622	196,152
TransUnion	7,111	512,988
U-Haul Holding Co. †	55	3,599
U-Haul Holding Co. (Non-Voting)	617	35,601
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
UL Solutions, Inc., Class A	323	$32,901
United Rentals, Inc.	307	347,797
Valvoline, Inc.†	91	3,598
Verisk Analytics, Inc.	835	149,908
WEX, Inc.†	204	28,782
WillScot Holdings Corp.	1,136	32,785
		7,557,154
Computers — 1.4%
Amdocs, Ltd.	680	34,367
Amentum Holdings, Inc.†	957	19,781
CACI International, Inc., Class A†	138	63,930
Check Point Software Technologies, Ltd.†	1,820	239,203
Cognizant Technology Solutions Corp., Class A	7,573	293,302
EPAM Systems, Inc.†	330	26,186
Everpure, Inc., Class A†	280	22,061
ExlService Holdings, Inc.†	806	20,843
Genpact, Ltd.	999	27,472
Hewlett Packard Enterprise Co.	19,937	899,358
HP, Inc.	5,823	127,757
KBR, Inc.	7,159	247,200
Kyndryl Holdings, Inc.†	1,384	15,653
Leidos Holdings, Inc.	3,316	341,449
NetApp, Inc.	809	125,201
Okta, Inc.†	1,073	146,411
Parsons Corp.†	238	12,469
Rubrik, Inc., Class A†	319	25,609
SailPoint, Inc.†	380	5,563
Science Applications International Corp.	276	30,473
Super Micro Computer, Inc.†	3,248	95,264
		2,819,552
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	8,460	775,613
e.l.f. Beauty, Inc.†	371	27,454
Estee Lauder Cos., Inc., Class A	1,287	101,609
Kenvue, Inc.	40,146	767,190
Perrigo Co. PLC	19,567	203,301
		1,875,167
Distribution/Wholesale — 1.0%
Copart, Inc.†	5,633	158,794
Core & Main, Inc., Class A†	1,206	58,190
Fastenal Co.	1,348	64,744
LKQ Corp.	13,759	362,274
Pool Corp.	207	44,484
RB Global, Inc.	1,184	137,877
SiteOne Landscape Supply, Inc.†	2,850	326,069
Watsco, Inc.	221	92,097
WESCO International, Inc.	307	106,047
WW Grainger, Inc.	392	533,277
		1,883,853
Diversified Financial Services — 4.0%
Affiliated Managers Group, Inc.	162	54,821
Ally Financial, Inc.	1,599	73,474
Ameriprise Financial, Inc.	531	243,602
BitMine Immersion Technologies, Inc.	3,627	48,275
Blue Owl Capital, Inc.	4,236	37,065
Cboe Global Markets, Inc.	668	162,104
Circle Internet Group, Inc.†	1,151	72,087
Coinbase Global, Inc., Class A†	1,405	205,397
Credit Acceptance Corp.†	21	13,372
Evercore, Inc., Class A	236	80,580

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Figure Technology Solutions, Inc., Class A†	489	$15,017
Franklin Resources, Inc.	1,725	57,391
Freedom Holding Corp.†	19	2,479
Galaxy Digital, Inc., Class A†	1,202	32,863
Hamilton Lane, Inc., Class A	253	19,944
Houlihan Lokey, Inc.	351	47,080
Invesco, Ltd.	15,552	410,417
Janus Henderson Group PLC	733	38,079
Jefferies Financial Group, Inc.	976	48,780
Lazard, Inc.	19,928	835,780
London Stock Exchange Group PLC	2,113	228,808
LPL Financial Holdings, Inc.	332	93,518
Nasdaq, Inc.	2,859	225,346
OneMain Holdings, Inc.	742	45,240
Raymond James Financial, Inc.	5,359	814,729
Rocket Cos., Inc., Class A†	6,234	98,185
SEI Investments Co.	654	57,362
SLM Corp.	29,750	771,715
SoFi Technologies, Inc.†	7,087	127,070
StepStone Group, Inc., Class A	9,013	372,778
Stifel Financial Corp.	959	66,909
Synchrony Financial	5,009	380,934
T. Rowe Price Group, Inc.	1,343	152,686
TPG, Inc.	6,182	250,680
Tradeweb Markets, Inc., Class A	693	69,064
UWM Holdings Corp.	1,635	3,744
Virtu Financial, Inc., Class A	532	31,691
Voya Financial, Inc.	16,454	1,489,581
Western Union Co.	1,992	15,338
XP, Inc., Class A	2,526	41,073
		7,835,058
Electric — 6.5%
AES Corp.	4,572	67,026
Alliant Energy Corp.	10,033	765,418
Ameren Corp.	9,742	1,101,236
Brookfield Renewable Corp.	872	32,369
CenterPoint Energy, Inc.	29,371	1,293,499
Clearway Energy, Inc., Class C	774	26,455
CMS Energy Corp.	9,823	751,459
Consolidated Edison, Inc.	8,870	981,288
Dominion Energy, Inc.	11,036	753,648
DTE Energy Co.	1,327	202,195
Edison International	2,433	181,137
Entergy Corp.	2,928	336,310
Evergy, Inc.	5,521	477,180
Eversource Energy	2,402	173,593
Exelon Corp.	6,559	305,781
FirstEnergy Corp.	19,350	919,899
IDACORP., Inc.	356	53,863
OGE Energy Corp.	1,325	64,474
Oklo, Inc.†	904	47,306
PG&E Corp.	91,618	1,541,015
Pinnacle West Capital Corp.	5,750	615,250
PPL Corp.	4,807	174,734
Public Service Enterprise Group, Inc.	10,634	863,055
Sempra	5,282	489,694
Talen Energy Corp.†	438	168,306
WEC Energy Group, Inc.	2,086	243,582
Xcel Energy, Inc.	3,996	320,879
X-Energy, Inc.†	271	4,976
		12,955,627
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.8%
Acuity, Inc.	191	$71,942
AMETEK, Inc.	1,464	354,200
Belden, Inc.	3,938	472,206
Generac Holdings, Inc.†	372	108,925
Littelfuse, Inc.	160	72,853
Novanta, Inc.†	2,792	452,974
Novanta, Inc. PIPE†(1)	478	73,673
Universal Display Corp.	278	24,072
		1,630,845
Electronics — 4.3%
Advanced Energy Industries, Inc.	13	4,847
Allegion PLC	4,254	597,645
Arrow Electronics, Inc.†	327	69,785
Avnet, Inc.	522	46,364
Coherent Corp.†	2,385	940,811
Flex, Ltd.†	6,033	977,768
Fortive Corp.	18,268	1,115,992
Garmin, Ltd.	1,051	249,655
Hubbell, Inc.	1,247	652,430
Ingram Micro Holding Corp.	283	7,763
Keysight Technologies, Inc.†	1,734	607,021
Mettler-Toledo International, Inc.†	128	163,521
nVent Electric PLC	2,427	411,644
Ralliant Corp.	721	53,087
Sanmina Corp.†	221	55,931
Sensata Technologies Holding PLC	19,348	923,674
TD SYNNEX Corp.	2,398	641,081
TE Connectivity PLC	3,940	794,343
Trimble, Inc.†	1,488	76,156
TTM Technologies, Inc.†	90	16,832
Vontier Corp.	878	25,462
		8,431,812
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	824	40,574
First Solar, Inc.†	615	145,115
Nextpower, Inc., Class A†	952	113,421
		299,110
Engineering & Construction — 0.4%
AECOM	829	57,864
Dycom Industries, Inc.†	115	58,143
Everus Construction Group, Inc.†	45	7,468
Jacobs Solutions, Inc.	4,301	541,926
Primoris Services Corp.	327	32,412
TopBuild Corp.†	170	60,270
		758,083
Entertainment — 0.3%
Brightstar Lottery PLC	15,259	163,577
Caesars Entertainment, Inc.†	1,299	39,204
Churchill Downs, Inc.	357	32,001
Flutter Entertainment PLC†	911	93,077
Liberty Live Holdings, Inc., Class A†	123	12,455
Liberty Live Holdings, Inc., Class C†	310	32,748
Liberty Media Corp.-Liberty Formula One, Class A†	152	13,306
Liberty Media Corp.-Liberty Formula One, Class C†	1,383	131,579
Madison Square Garden Sports Corp.†	48	19,288
TKO Group Holdings, Inc.	245	49,321
Vail Resorts, Inc.	40	5,446
		592,002

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.7%
Clean Harbors, Inc.†	265	$79,169
GFL Environmental, Inc.	18,093	665,641
Pentair PLC	5,859	449,151
Tetra Tech, Inc.	1,673	48,333
Veralto Corp.	1,564	138,696
		1,380,990
Food — 2.3%
Albertsons Cos., Inc., Class A	21,118	285,727
Campbell’s Co.	7,478	166,535
Conagra Brands, Inc.	3,066	41,268
General Mills, Inc.	3,431	119,399
Hershey Co.	835	146,501
Hormel Foods Corp.	1,864	46,265
Ingredion, Inc.	3,330	315,384
J.M. Smucker Co.	672	75,600
JBS NV, Class A	2,099	24,873
Kraft Heinz Co.	5,447	128,658
Kroger Co.	3,564	197,909
Lamb Weston Holdings, Inc.	20,530	886,485
McCormick & Co., Inc.	1,638	82,588
Performance Food Group Co.†	956	106,871
Pilgrim's Pride Corp.	260	7,309
Post Holdings, Inc.†	260	22,948
Seaboard Corp.	1	4,464
Smithfield Foods, Inc.	281	6,817
Sprouts Farmers Market, Inc.†	602	50,917
Sysco Corp.	6,957	581,466
Tyson Foods, Inc., Class A	8,630	494,068
US Foods Holding Corp.†	6,869	702,355
		4,494,407
Food Service — 0.7%
Aramark	24,029	1,367,250
Forest Products & Paper — 0.5%
International Paper Co.	27,794	1,058,951
Gas — 0.6%
Atmos Energy Corp.	3,483	600,016
MDU Resources Group, Inc.	1,314	27,870
National Fuel Gas Co.	5,124	395,624
NiSource, Inc.	3,052	145,123
UGI Corp.	1,382	47,734
		1,216,367
Hand/Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	262	69,564
MSA Safety, Inc.	234	40,852
Snap-on, Inc.	326	131,182
Stanley Black & Decker, Inc.	5,440	512,013
		753,611
Health Care-Products — 3.2%
Agilent Technologies, Inc.	6,953	923,567
Align Technology, Inc.†	430	72,524
Avantor, Inc.†	4,241	41,986
Baxter International, Inc.	3,306	70,484
Bio-Techne Corp.	1,006	71,074
Bruker Corp.	714	42,968
Caris Life Sciences, Inc.†	82	1,461
Cooper Cos., Inc.†	16,153	1,158,331
Edwards Lifesciences Corp.†	3,648	329,998
Envista Holdings Corp.†	1,042	27,457
Security Description	Shares or Principal Amount	Value

Health Care-Products (continued)
GE HealthCare Technologies, Inc.	2,903	$185,821
Globus Medical, Inc., Class A†	721	56,966
Guardant Health, Inc.†	92	13,803
IDEXX Laboratories, Inc.†	81	42,642
Medline, Inc., Class A†	9,006	355,196
MiniMed Group, Inc.†	15,720	235,014
QIAGEN NV	1,323	51,729
Repligen Corp.†	343	46,799
ResMed, Inc.	928	180,849
Revvity, Inc.	718	79,885
Solventum Corp.†	951	73,370
STERIS PLC	2,688	566,012
Teleflex, Inc.	284	36,000
Waters Corp.†	3,730	1,398,899
West Pharmaceutical Services, Inc.	446	160,114
Zimmer Biomet Holdings, Inc.	1,246	107,268
		6,330,217
Health Care-Services — 3.0%
Centene Corp.†	12,296	789,280
Charles River Laboratories International, Inc.†	315	71,439
Chemed Corp.	84	39,122
Concentra Group Holdings Parent, Inc.	32,051	953,517
DaVita, Inc.†	196	43,606
Encompass Health Corp.	633	63,984
Ensign Group, Inc.	364	58,349
Humana, Inc.	2,957	1,174,580
ICON PLC†	1,819	315,978
IQVIA Holdings, Inc.†	1,064	205,586
Labcorp Holdings, Inc.	2,020	565,600
Molina Healthcare, Inc.†	2,860	654,082
Quest Diagnostics, Inc.	704	149,213
RadNet, Inc.†	7,646	471,529
Sotera Health Co.†	1,797	31,897
Tenet Healthcare Corp.†	543	101,584
Universal Health Services, Inc., Class B	2,282	339,311
		6,028,657
Home Builders — 1.1%
D.R. Horton, Inc.	1,609	262,074
Installed Building Products, Inc.	1,078	247,768
Lennar Corp., Class A	1,315	118,994
Lennar Corp., Class B	59	5,234
NVR, Inc.†	10	68,134
PulteGroup, Inc.	9,295	1,275,367
Thor Industries, Inc.	323	24,277
Toll Brothers, Inc.	599	98,685
		2,100,533
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	383	20,138
SharkNinja, Inc.†	459	69,892
Somnigroup International, Inc.	1,093	85,691
Whirlpool Corp.	404	15,926
		191,647
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,604	422,759
Church & Dwight Co., Inc.	1,510	146,289
Clorox Co.	775	73,966
Kimberly-Clark Corp.	1,430	156,971
Reynolds Consumer Products, Inc.	348	9,344
		809,329

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.1%
Newell Brands, Inc.	24,433	$150,019
Scotts Miracle-Gro Co.	286	19,479
		169,498
Insurance — 5.8%
Allstate Corp.	3,984	947,953
American Financial Group, Inc.	426	59,614
American International Group, Inc.	17,893	1,333,565
Arch Capital Group, Ltd.†	2,223	215,764
Assurant, Inc.	5,014	1,346,409
Assured Guaranty, Ltd.	269	21,563
Axis Capital Holdings, Ltd.	437	46,951
Brighthouse Financial, Inc.†	365	23,105
Brown & Brown, Inc.	7,697	493,763
Cincinnati Financial Corp.	972	179,956
CNA Financial Corp.	133	6,465
Corebridge Financial, Inc.	13,401	383,671
Equitable Holdings, Inc.	6,060	265,913
Everest Group, Ltd.	1,316	470,115
Fidelity National Financial, Inc.	1,529	72,108
First American Financial Corp.	627	43,006
Globe Life, Inc.	502	89,697
Hanover Insurance Group, Inc.	3,860	826,503
Hartford Insurance Group, Inc.	7,097	940,494
Horace Mann Educators Corp.	6,005	310,158
Kinsale Capital Group, Inc.	141	46,503
Lincoln National Corp.	19,316	682,821
Loews Corp.	1,064	120,455
Markel Group, Inc.†	79	154,288
MGIC Investment Corp.	1,338	37,732
Old Republic International Corp.	1,450	59,334
Primerica, Inc.	201	57,124
Principal Financial Group, Inc.	1,364	147,012
Prudential Financial, Inc.	2,225	240,144
Reinsurance Group of America, Inc.	421	89,526
RenaissanceRe Holdings, Ltd.	1,703	539,681
RLI Corp.	527	31,130
Ryan Specialty Holdings, Inc.	609	22,996
Unum Group	1,019	91,099
W.R. Berkley Corp.	1,460	102,974
White Mountains Insurance Group, Ltd.	15	31,101
Willis Towers Watson PLC	3,985	1,041,559
		11,572,252
Internet — 1.5%
CDW Corp.	6,181	869,296
eBay, Inc.	7,316	817,563
Etsy, Inc.†	304	22,900
F5, Inc.†	360	149,746
Gen Digital, Inc.	3,144	78,254
GoDaddy, Inc., Class A†	3,485	295,807
Lyft, Inc., Class A†	2,092	30,564
Maplebear, Inc.†	526	24,906
Match Group, Inc.	1,495	56,885
People, Inc.†	396	18,279
Pinterest, Inc., Class A†	13,783	289,856
Robinhood Markets, Inc., Class A†	850	85,238
Roku, Inc.†	48	6,631
VeriSign, Inc.	519	130,560
Wayfair, Inc., Class A†	656	60,628
Security Description	Shares or Principal Amount	Value

Internet (continued)
Zillow Group, Inc., Class A†	255	$7,999
Zillow Group, Inc., Class C†	1,041	32,812
		2,977,924
Investment Companies — 0.2%
Iris Energy, Ltd.†	1,822	83,320
Main Street Capital Corp.	6,940	360,047
		443,367
Iron/Steel — 0.6%
Cleveland-Cliffs, Inc.†	3,642	34,198
Nucor Corp.	3,906	870,062
Reliance, Inc.	324	121,046
Steel Dynamics, Inc.	790	181,274
		1,206,580
Leisure Time — 1.1%
Amer Sports, Inc.†	1,000	33,840
Brunswick Corp.	5,706	480,673
Carnival Corp., Ltd.	8,163	233,217
Norwegian Cruise Line Holdings, Ltd.†	20,739	437,800
Royal Caribbean Cruises, Ltd.	696	221,001
Viking Holdings, Ltd.†	6,207	649,687
YETI Holdings, Inc.†	484	23,987
		2,080,205
Lodging — 0.4%
Boyd Gaming Corp.	332	29,325
Hyatt Hotels Corp., Class A	2,982	578,031
MGM Resorts International†	1,189	56,846
Travel & Leisure Co.	270	20,636
Wyndham Hotels & Resorts, Inc.	48	4,042
Wynn Resorts, Ltd.	74	7,185
		696,065
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	31	6,034
Innio NV†	7,937	313,908
Oshkosh Corp.	401	61,546
Terex Corp.	3,497	253,148
		634,636
Machinery-Diversified — 3.5%
AGCO Corp.	8,775	1,050,367
Applied Industrial Technologies, Inc.	233	78,789
Chart Industries, Inc.†	307	64,145
CNH Industrial NV	5,603	62,922
Cognex Corp.	1,073	77,707
Crane Co.	318	70,936
Dover Corp.	852	191,086
ESAB Corp.	7,073	697,610
ESAB Corp. PIPE	2,251	210,915
Flowserve Corp.	6,118	453,711
Gates Industrial Corp. PLC†	1,608	44,976
Graco, Inc.	1,062	80,298
IDEX Corp.	476	108,028
Ingersoll Rand, Inc.	6,696	549,005
Middleby Corp.†	6,717	1,155,391
Nordson Corp.	773	233,206
Otis Worldwide Corp.	6,736	482,298
Regal Rexnord Corp.	427	101,707
Rockwell Automation, Inc.	125	61,885
Toro Co.	615	59,913
Watts Water Technologies, Inc., Class A	175	68,504

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	3,438	$926,885
Xylem, Inc.	1,515	179,088
		7,009,372
Media — 0.6%
Charter Communications, Inc., Class A†	494	70,252
EchoStar Corp., Class A†	121	12,281
FactSet Research Systems, Inc.	233	53,609
Fox Corp., Class A	1,278	66,660
Fox Corp., Class B	881	41,266
Liberty Broadband Corp., Class A†	124	4,127
Liberty Broadband Corp., Class C†	747	24,845
Liberty Global, Ltd., Class A†	1,085	12,336
Liberty Global, Ltd., Class C†	824	9,064
New York Times Co., Class A	991	69,350
News Corp., Class A	2,384	59,195
News Corp., Class B	756	21,213
Nexstar Media Group, Inc.	1,981	353,787
Sirius XM Holdings, Inc.	1,144	33,794
Versant Media Group, Inc.	909	32,733
Warner Bros. Discovery, Inc.†	15,398	410,511
		1,275,023
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	468	73,457
Mueller Industries, Inc.	698	85,805
RBC Bearings, Inc.†	165	106,270
Timken Co.	414	60,163
Valmont Industries, Inc.	122	70,467
		396,162
Mining — 0.5%
Alcoa Corp.	1,694	88,325
Almonty Industries, Inc.†	71	1,176
Anglogold Ashanti PLC	310	25,076
Coeur Mining, Inc.	6,611	107,891
Franco-Nevada Corp.†	1,574	328,429
Hecla Mining Co.	3,850	59,405
MP Materials Corp.†	923	51,697
OR Royalties, Inc.	7,908	250,413
Royal Gold, Inc.	539	107,590
		1,020,002
Miscellaneous Manufacturing — 0.9%
A.O. Smith Corp.	719	45,096
Donaldson Co., Inc.	742	66,609
ITT, Inc.	2,191	433,292
JBT Marel Corp.	4,029	584,205
Teledyne Technologies, Inc.†	293	195,402
Textron, Inc.	5,404	495,709
		1,820,313
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	1,530	402,788
Oil & Gas — 4.1%
Antero Resources Corp.†	1,910	67,117
APA Corp.	2,269	73,901
Cenovus Energy, Inc.	23,413	580,877
Chord Energy Corp.	362	41,377
Devon Energy Corp.	7,214	298,083
Diamondback Energy, Inc.	4,364	767,104
EQT Corp.	3,857	205,077
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Expand Energy Corp.	7,271	$663,043
HF Sinclair Corp.	996	69,371
Marathon Petroleum Corp.	2,226	569,122
Matador Resources Co.	686	34,149
Occidental Petroleum Corp.	4,639	225,316
Ovintiv, Inc.	13,319	701,245
Permian Resources Corp., Class A	64,908	1,194,956
Phillips 66	7,399	1,250,801
Range Resources Corp.	1,500	55,785
Valero Energy Corp.	2,848	741,733
Viper Energy, Inc., Class A	13,311	564,386
Weatherford International PLC	454	37,001
		8,140,444
Oil & Gas Services — 1.5%
Baker Hughes Co.	25,598	1,420,689
Halliburton Co.	5,322	180,682
NOV, Inc.	2,298	42,628
TechnipFMC PLC	16,383	1,086,193
Tidewater, Inc.†	5,105	340,146
		3,070,338
Packaging & Containers — 0.8%
Amcor PLC	10,471	453,918
AptarGroup, Inc.	408	51,082
Ball Corp.	1,712	106,829
Crown Holdings, Inc.	717	80,175
Graphic Packaging Holding Co.	1,879	19,861
Packaging Corp. of America	552	131,530
Silgan Holdings, Inc.	569	26,396
Smurfit WestRock PLC	3,333	154,185
Sonoco Products Co.	630	35,500
Stora Enso Oyj, Class R	42,474	453,214
		1,512,690
Pharmaceuticals — 1.5%
Alkermes PLC†	6,312	330,717
Ascendis Pharma A/S†	18	4,801
Becton Dickinson & Co.	6,742	1,020,267
Cardinal Health, Inc.	811	192,661
Cencora, Inc.	1,577	446,260
Elanco Animal Health, Inc.†	3,179	78,235
Henry Schein, Inc.†	634	52,952
Jazz Pharmaceuticals PLC†	378	91,087
Neurocrine Biosciences, Inc.†	87	14,663
Organon & Co.	1,684	22,801
Viatris, Inc.	40,548	643,902
Zoetis, Inc.	576	41,391
		2,939,737
Pipelines — 1.4%
Antero Midstream Corp.	2,123	48,298
Cheniere Energy, Inc.	3,029	723,961
DT Midstream, Inc.	654	95,968
Kinder Morgan, Inc.	12,445	397,867
ONEOK, Inc.	4,034	350,716
Plains GP Holdings LP, Class A	18,876	458,121
Targa Resources Corp.	2,843	762,322
		2,837,253
Private Equity — 0.2%
Carlyle Group, Inc.	7,861	331,027

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.8%
CBRE Group, Inc., Class A†	1,691	$227,761
CoStar Group, Inc.†	9,197	260,459
Howard Hughes Holdings, Inc.†	194	13,869
Jones Lang LaSalle, Inc.†	3,336	1,033,993
		1,536,082
REITS — 7.3%
AGNC Investment Corp.	7,372	80,355
Agree Realty Corp.	761	57,638
Alexandria Real Estate Equities, Inc.	1,105	58,399
American Healthcare REIT, Inc.	1,228	64,040
American Homes 4 Rent, Class A	2,158	72,336
Americold Realty Trust, Inc.	1,838	28,893
Annaly Capital Management, Inc.	19,706	440,626
Apartment Investment & Management Co., Class A	41,478	123,190
AvalonBay Communities, Inc.	886	167,179
Brixmor Property Group, Inc.	19,034	600,142
BXP, Inc.	1,019	67,570
Camden Property Trust	634	72,587
Cousins Properties, Inc.	1,049	31,449
Crown Castle, Inc.	2,792	211,438
CubeSmart	1,456	57,905
Digital Realty Trust, Inc.	5,160	926,633
EastGroup Properties, Inc.	343	69,468
EPR Properties	481	27,903
Equity LifeStyle Properties, Inc.	8,266	532,744
Equity Residential	11,619	789,279
Essex Property Trust, Inc.	1,917	558,978
Extra Space Storage, Inc.	5,044	732,893
Federal Realty Investment Trust	551	68,015
Fermi, Inc.†	1,321	12,100
First Industrial Realty Trust, Inc.	848	51,991
Gaming & Leisure Properties, Inc.	1,751	77,972
Healthcare Realty Trust, Inc.	25,254	509,373
Healthpeak Properties, Inc.	4,462	95,487
Host Hotels & Resorts, Inc.	4,367	103,542
Invitation Homes, Inc.	3,813	115,191
Iron Mountain, Inc.	1,892	238,978
Janus Living, Inc., Class A1	298	8,565
Kilroy Realty Corp.	742	27,803
Kimco Realty Corp.	4,203	106,546
Lamar Advertising Co., Class A	426	66,447
Lineage, Inc.	447	19,333
Medical Properties Trust, Inc.	3,127	14,447
Mid-America Apartment Communities, Inc.	3,465	481,427
Millrose Properties, Inc.	985	29,599
National Storage Affiliates Trust	460	20,456
NNN REIT, Inc.	1,216	56,580
Omega Healthcare Investors, Inc.	1,917	91,403
Rayonier, Inc.	1,929	41,049
Realty Income Corp.	5,974	370,149
Regency Centers Corp.	10,071	803,062
Rexford Industrial Realty, Inc.	22,253	745,475
Rithm Capital Corp.	3,578	33,597
SBA Communications Corp.	678	119,640
STAG Industrial, Inc.	1,231	46,852
Starwood Property Trust, Inc.	2,249	36,839
Sun Communities, Inc.	6,880	824,981
UDR, Inc.	2,087	83,313
Ventas, Inc.	14,907	1,323,742
VICI Properties, Inc.	32,237	855,892
Vornado Realty Trust	13,953	548,353
Security Description	Shares or Principal Amount	Value

REITS (continued)
Weyerhaeuser Co.	4,634	$110,938
WP Carey, Inc.	8,426	602,459
		14,513,241
Retail — 3.0%
Advance Auto Parts, Inc.	18,360	1,142,359
AutoNation, Inc.†	159	29,541
Bath & Body Works, Inc.	1,295	29,953
Best Buy Co., Inc.	1,266	96,064
BJ's Wholesale Club Holdings, Inc.†	3,912	341,205
Burlington Stores, Inc.†	1,391	440,669
CarMax, Inc.†	910	48,130
Casey's General Stores, Inc.	27	21,459
Chipotle Mexican Grill, Inc.†	10,800	367,200
Darden Restaurants, Inc.	1,545	318,285
Dick's Sporting Goods, Inc.	406	92,085
Dillard's, Inc., Class A	21	11,097
Dollar General Corp.	1,405	161,729
Dollar Tree, Inc.†	1,181	142,842
Domino's Pizza, Inc.	182	53,879
Ferguson Enterprises, Inc.	2,852	676,865
Five Below, Inc.†	210	37,756
Floor & Decor Holdings, Inc., Class A†	685	40,662
Freshpet, Inc.†	311	18,386
GameStop Corp., Class A†	2,635	58,181
Gap, Inc.	7,213	134,739
Genuine Parts Co.	872	102,878
Group 1 Automotive, Inc.	804	234,101
Lithia Motors, Inc.	144	41,831
Lululemon Athletica, Inc.†	642	73,304
Macy's, Inc.	1,695	39,917
MSC Industrial Direct Co., Inc., Class A	291	34,614
Ollie's Bargain Outlet Holdings, Inc.†	390	29,983
Penske Automotive Group, Inc.	114	20,400
QXO, Inc.†	4,174	72,127
Restaurant Brands International, Inc.	943	68,377
Ross Stores, Inc.	1,953	415,696
Texas Roadhouse, Inc.	288	55,650
Tractor Supply Co.	3,341	105,609
Ulta Beauty, Inc.†	218	98,314
Williams-Sonoma, Inc.	649	151,282
Yum! Brands, Inc.	1,238	197,907
		6,005,076
Savings & Loans — 0.0%
TFS Financial Corp.	331	5,865
Semiconductors — 2.9%
Ambarella, Inc.†	1,700	145,860
Amkor Technology, Inc.	802	69,156
Cirrus Logic, Inc.†	327	48,569
Entegris, Inc.	6,896	1,240,315
GlobalFoundries, Inc.	812	66,917
IPG Photonics Corp.†	165	19,358
MACOM Technology Solutions Holdings, Inc.†	792	301,253
MKS, Inc.	2,419	1,075,971
NXP Semiconductors NV	1,888	530,585
ON Semiconductor Corp.†	2,381	225,100
Onto Innovation, Inc.†	1,267	479,496
Qorvo, Inc.†	542	50,552
Rambus, Inc.†	2,589	343,664
Skyworks Solutions, Inc.	12,907	875,095
Wolfspeed, Inc.†	5,924	285,833
		5,757,724

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	252	$70,532
Software — 3.1%
Akamai Technologies, Inc.†	927	109,581
Bentley Systems, Inc., Class B	838	25,048
BILL Holdings, Inc.†	558	20,177
Broadridge Financial Solutions, Inc.	742	101,617
Bullish†	118	2,765
CCC Intelligent Solutions Holdings, Inc.†	68,759	354,796
Chime Financial, Inc., Class A†	1,586	32,481
DocuSign, Inc.†	8,327	369,885
Doximity, Inc., Class A†	837	17,359
Dropbox, Inc., Class A†	978	26,866
Duolingo, Inc.†	248	28,525
Dynatrace, Inc.†	1,568	68,851
Elastic NV†	286	16,308
Electronic Arts, Inc.	1,383	283,570
Fair Isaac Corp.†	26	31,064
Fidelity National Information Services, Inc.	10,308	400,775
Figma, Inc., Class A†	1,372	24,819
Fiserv, Inc.†	3,386	166,083
Gitlab, Inc., Class A†	917	27,996
Global-e Online, Ltd.†	12,704	441,210
Guidewire Software, Inc.†	3,065	377,148
HubSpot, Inc.†	37	6,753
IonQ, Inc.†	2,361	125,747
Jack Henry & Associates, Inc.	463	63,774
Klaviyo, Inc., Class A†	693	10,464
MongoDB, Inc.†	45	15,116
MSCI, Inc.	426	238,577
Nutanix, Inc., Class A†	1,667	84,950
Paychex, Inc.	2,057	202,265
Paycom Software, Inc.	264	33,180
Pegasystems, Inc.	6,834	204,815
Procore Technologies, Inc.†	8,628	350,469
PTC, Inc.†	765	86,912
RingCentral, Inc., Class A	424	16,528
Roper Technologies, Inc.	654	221,307
SentinelOne, Inc., Class A†	647	10,980
SS&C Technologies Holdings, Inc.	7,560	469,098
Twilio, Inc., Class A†	804	165,889
Tyler Technologies, Inc.†	1,545	451,851
UiPath, Inc., Class A†	2,567	27,903
Unity Software, Inc.†	2,320	66,306
Veeva Systems, Inc., Class A†	952	168,951
Workday, Inc., Class A†	1,212	148,373
Zoom Communications, Inc.†	1,695	146,295
		6,243,427
Telecommunications — 1.1%
Applied Digital Corp.†	1,639	61,135
AST SpaceMobile, Inc.†	92	8,175
Ciena Corp.†	960	470,938
Corning, Inc.	3,440	878,679
Iridium Communications, Inc.	413	22,653
Millicom International Cellular SA	575	52,187
Viasat, Inc.†	7,374	662,259
		2,156,026
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	679	56,079
Mattel, Inc.†	1,873	25,997
		82,076
Security Description	Shares or Principal Amount	Value

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	59	$11,112
CSX Corp.	10,857	516,033
Expeditors International of Washington, Inc.	843	137,392
FedEx Corp.	963	301,544
Fedex Freight Holding Co., Inc.†	2,770	418,270
GXO Logistics, Inc.†	735	37,264
JB Hunt Transport Services, Inc.	2,242	648,902
Kirby Corp.†	343	46,638
Knight-Swift Transportation Holdings, Inc.	1,017	79,194
Landstar System, Inc.	147	30,401
Old Dominion Freight Line, Inc.	946	204,904
Ryder System, Inc.	241	63,569
Saia, Inc.†	1,960	825,474
Schneider National, Inc., Class B	331	12,091
		3,332,788
Water — 0.1%
American Water Works Co., Inc.	1,244	163,685
Essential Utilities, Inc.	1,822	69,801
		233,486
Total Common Stocks (cost $159,000,095)		193,732,412
CONVERTIBLE PREFERRED STOCKS — 0.2%
Aerospace/Defense — 0.2%
Boeing Co. (cost $287,150)	5,743	386,504
CORPORATE BONDS & NOTES — 0.0%
Semiconductors — 0.0%
Wolfspeed, Inc.
7.00%, 06/15/2031(2) (cost $75,310)	$47,601	43,213
CONVERTIBLE BONDS & NOTES — 0.2%
Semiconductors — 0.2%
Wolfspeed, Inc.
2.50%, 06/15/2031*	47,000	184,446
3.50%, 03/15/2031*	71,000	179,559
Total Convertible Bonds & Notes (cost $114,408)		364,005
RIGHTS — 0.0%
Diversified Financial Services — 0.0%
TPG, Inc. CVR†(3) (cost $13)	1,361	14
Total Long-Term Investment Securities (cost $159,476,976)		194,526,148
SHORT-TERM INVESTMENTS — 2.1%
Sovereign — 0.6%
Federal Home Loan Mtg. Corp. Disc. Notes
3.43%, 07/01/2026	1,273,000	1,272,872

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58%(4)	2,968,047	$2,968,047
T. Rowe Price Government Reserve Fund 3.69%(4)	847	847
		2,968,894
Total Short-Term Investments (cost $4,241,894)		4,241,766
TOTAL INVESTMENTS (cost $163,718,870)	100.2%	198,767,914
Other assets less liabilities	(0.2)	(403,375)
NET ASSETS	100.0%	$198,364,539

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Mid Cap Value Portfolio has no right to demand registration of these securities. At June 30, 2026, the aggregate value of these securities was $364,005 representing 0.2% of net assets.

(1)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Novanta, Inc. PIPE	06/09/26	478	$66,920	$73,673	$154.13	0.0%

(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(3)	Securities classified as Level 3 (see Note 1).
(4)	The rate shown is the 7-day yield as of June 30, 2026.

ADR—American Depositary Receipt
CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
BNP Paribas SA	Pay	Assurant, Inc.	19	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	$5,024	$78	$78
BNP Paribas SA	Pay	Axis Capital Holdings, Ltd.	34	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	3,697	(44)	(44)
BNP Paribas SA	Pay	Fidelity National Financial, Inc.	108	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	5,046	48	48
BNP Paribas SA	Pay	Lincoln National Corp.	78	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	2,864	(107)	(107)
Goldman Sachs and Co. LLC	Pay	Lincoln National Corp.	1,027	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	38,584	(2,280)	(2,280)
								(2,305)	(2,305)
Commercial Services
BNP Paribas SA	Pay	Market Axess Holdings, Inc.	11	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	1,238	10	10

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
BNP Paribas SA	Pay	SLM Corp.	161	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	$4,098	$78	$78
BNP Paribas SA	Pay	Lazard, Inc.	61	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	2,448	111	111
								189	189
								$(2,106)	$(2,106)
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	Micro E-mini Russell 2000 Index	September 2026	$468,985	$472,068	$3,083

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$1,539,918	$284,777	$—	$1,824,695
Diversified Financial Services	7,606,250	228,808	—	7,835,058
Packaging & Containers	1,059,476	453,214	—	1,512,690
Other Industries	182,559,969	—	—	182,559,969
Convertible Preferred Stocks	386,504	—	—	386,504
Corporate Bonds & Notes	—	43,213	—	43,213
Convertible Bonds & Notes	—	364,005	—	364,005
Rights	—	—	14	14
Short-Term Investments:
Sovereign	—	1,272,872	—	1,272,872
Other Short-Term Investments	2,968,894	—	—	2,968,894
Total Investments at Value	$196,121,011	$2,646,889	$14	$198,767,914
Other Financial Instruments:†
Swaps	$—	$325	$—	$325
Futures Contracts	3,083	—	—	3,083
Total Other Financial Instruments	$3,083	$325	$—	$3,408
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$2,431	$—	$2,431

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Advertising — 0.0%
Stagwell, Inc.†	6,650	$49,410
TechTarget, Inc.†	1,860	6,696
		56,106
Aerospace/Defense — 2.3%
AAR Corp.†	1,731	247,412
Archer Aviation, Inc., Class A†	3,583	16,948
Beta Technologies, Inc., Class A†	3,649	61,121
Firefly Aerospace, Inc.†	2,444	71,854
Hexcel Corp.	7,878	788,273
Joby Aviation, Inc.†	7,289	65,018
Kratos Defense & Security Solutions, Inc.†	1,104	55,045
Mercury Systems, Inc.†	2,558	312,920
Moog, Inc., Class A	3,172	1,344,420
National Presto Industries, Inc.	141	17,624
Red Cat Holdings, Inc.†	2,671	28,446
StandardAero, Inc.†	1,117	33,409
York Space Systems, Inc.†	15,841	390,005
		3,432,495
Agriculture — 0.3%
Andersons, Inc.	3,044	208,210
Dole PLC	4,206	57,706
Fresh Del Monte Produce, Inc.	855	23,863
Turning Point Brands, Inc.	289	24,510
Universal Corp.	650	33,911
Vital Farms, Inc.†	1,827	21,248
		369,448
Airlines — 0.2%
Allegiant Travel Co.†	755	88,788
JetBlue Airways Corp.†	12,585	72,112
SkyWest, Inc.†	1,045	103,800
		264,700
Apparel — 0.6%
Capri Holdings, Ltd.†	6,735	125,069
Carter's, Inc.	961	39,555
Kontoor Brands, Inc.	1,331	110,926
Oxford Industries, Inc.	11,596	404,352
Steven Madden, Ltd.	1,923	80,958
Under Armour, Inc., Class A†	4,886	31,222
Under Armour, Inc., Class C†	3,239	20,147
Wolverine World Wide, Inc.	4,761	78,699
		890,928
Auto Manufacturers — 0.1%
Blue Bird Corp.†	946	74,696
Auto Parts & Equipment — 0.9%
Dauch Corp.†	29,049	157,446
Adient PLC†	4,930	90,613
Dana, Inc.	6,333	172,321
Dorman Products, Inc.†	716	97,698
Fox Factory Holding Corp.†	1,127	19,097
Garrett Motion, Inc.	7,598	275,276
Gentherm, Inc.†	821	28,004
Motorcar Parts of America, Inc.†	4,584	70,227
Phinia, Inc.	1,771	145,877
Standard Motor Products, Inc.	555	21,628
Titan International, Inc.†	3,502	27,000
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Versigent PLC†	4,373	$183,710
XPEL, Inc.†	658	32,637
		1,321,534
Banks — 8.9%
Alerus Financial Corp.	327	10,170
Amerant Bancorp., Inc.	499	12,734
Ameris Bancorp.	3,309	298,670
Associated Banc-Corp.	5,889	181,205
Atlantic Union Bankshares Corp.	4,504	190,564
BancFirst Corp.	548	60,899
Bancorp., Inc.†	1,688	105,736
Bank of Hawaii Corp.	1,056	86,053
Bank of N.T. Butterfield & Son, Ltd.	4,270	254,065
BankUnited, Inc.	3,705	179,507
Banner Corp.	886	58,866
BayCom Corp.	115	3,783
Bridgewater Bancshares, Inc.†	1,223	25,732
Burke & Herbert Financial Services Corp.	142	10,204
Business First Bancshares, Inc.	2,917	89,639
Byline Bancorp., Inc.	3,232	121,717
Cathay General Bancorp.	1,752	108,606
Central Pacific Financial Corp.	709	27,084
ChoiceOne Financial Services, Inc.	299	10,166
City Holding Co.	367	48,679
CNB Financial Corp.	2,411	81,275
Community Financial System, Inc.	1,380	92,626
Community Trust Bancorp., Inc.	546	39,509
ConnectOne Bancorp., Inc.	2,078	69,488
Customers Bancorp., Inc.†	2,092	165,477
CVB Financial Corp.	9,336	210,527
Dime Community Bancshares, Inc.	1,437	58,414
Eagle Bancorp., Inc.	738	20,952
Eastern Bankshares, Inc.	10,536	234,321
Enterprise Financial Services Corp.	2,483	163,580
Equity Bancshares, Inc., Class A	642	31,452
Farmers National Banc Corp.	7,152	104,419
FB Financial Corp.	1,277	70,682
Financial Institutions, Inc.	2,776	108,181
First Bancorp.	14,276	912,665
First BanCorp. Puerto Rico	40,151	1,046,737
First Busey Corp.	2,236	65,962
First Commonwealth Financial Corp.	2,677	54,423
First Financial Bancorp.	4,539	153,554
First Financial Corp.	1,315	101,834
First Hawaiian, Inc.	3,204	93,877
First Interstate BancSystem, Inc., Class A	2,997	115,564
First Merchants Corp.	2,724	119,012
First Mid Bancshares, Inc.	1,067	51,312
Five Star Bancorp.	1,216	59,207
Fulton Financial Corp.	4,983	120,539
Glacier Bancorp., Inc.	1,131	58,337
Hanmi Financial Corp.	2,953	95,677
HBT Financial, Inc.	130	4,159
Heritage Financial Corp.	2,429	71,947
Hilltop Holdings, Inc.	4,804	186,299
Hope Bancorp., Inc.	3,376	46,184
Horizon Bancorp., Inc.	5,003	99,960
Independent Bank Corp.	1,273	106,576
Lakeland Financial Corp.	645	39,809
Mercantile Bank Corp.	1,255	72,062
Merchants Bancorp.	783	39,150
Metropolitan Bank Holding Corp.	655	64,688

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mid Penn Bancorp., Inc.	236	$8,222
National Bank Holdings Corp., Class A	1,642	72,954
NBT Bancorp., Inc.	1,367	67,489
Nicolet Bankshares, Inc.	765	126,523
Northrim BanCorp., Inc.	1,048	29,072
OFG Bancorp.	1,113	54,615
Old National Bancorp.	7,310	189,329
Old Second Bancorp., Inc.	2,759	64,340
Origin Bancorp., Inc.	2,860	146,289
Park National Corp.	423	77,405
Pathward Financial, Inc.	2,426	211,208
Peapack-Gladstone Financial Corp.	2,345	110,989
Peoples Bancorp., Inc.	1,209	46,438
QCR Holdings, Inc.	7,193	700,239
Renasant Corp.	2,408	102,436
S&T Bancorp., Inc.	952	46,724
Seacoast Banking Corp. of Florida	23,213	771,832
ServisFirst Bancshares, Inc.	1,328	115,204
Simmons First National Corp., Class A	9,724	220,249
SmartFinancial, Inc.	193	9,056
South Plains Financial, Inc.	3,489	150,324
Southside Bancshares, Inc.	1,372	48,281
SouthState Bank Corp.	5,676	567,032
Stellar Bancorp., Inc.	1,192	46,869
Tompkins Financial Corp.	327	30,908
Towne Bank	359	13,010
TriCo Bancshares	11,210	603,658
Triumph Financial, Inc.†	599	45,710
TrustCo. Bank Corp.	446	24,490
Trustmark Corp.	1,551	71,361
UMB Financial Corp.	928	132,481
United Community Banks, Inc.	15,241	534,807
Unity Bancorp., Inc.	403	23,652
Univest Financial Corp.	805	35,219
Valley National Bancorp.	2,988	43,774
Walker & Dunlop, Inc.	4,825	263,927
WesBanco., Inc.	680	26,540
Westamerica BanCorp.	619	36,317
Wintrust Financial Corp.	303	48,698
		13,032,187
Beverages — 0.1%
National Beverage Corp.†	605	18,876
Vita Coco Co., Inc.†	2,642	174,742
		193,618
Biotechnology — 5.2%
4D Molecular Therapeutics, Inc.†	2,507	33,343
ACADIA Pharmaceuticals, Inc.†	5,913	149,599
ADMA Biologics, Inc.†	6,104	51,090
Alumis Inc†	1,740	48,964
ALX Oncology Holdings, Inc.†	18,567	38,434
AnaptysBio, Inc.†	1,224	82,620
ANI Pharmaceuticals, Inc.†	929	76,903
Annexon, Inc.†	12,443	71,049
Apogee Therapeutics, Inc.†	462	61,321
Arcus Biosciences, Inc.†	2,251	69,398
ArriVent Biopharma, Inc.†	828	28,765
Arrowhead Pharmaceuticals, Inc.†	1,943	158,374
ARS Pharmaceuticals, Inc.†	5,962	47,756
Atea Pharmaceuticals, Inc.†	11,480	53,382
Axsome Therapeutics, Inc.†	310	75,879
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Beam Therapeutics, Inc.†	1,346	$46,195
Bicara Therapeutics, Inc.†	1,345	39,933
BioAge Labs, Inc.†	1,447	35,466
BioCryst Pharmaceuticals, Inc.†	5,895	58,950
Biohaven, Ltd.†	6,711	99,860
Bridgebio Pharma, Inc.†	2,653	197,595
Capricor Therapeutics, Inc.†	2,290	55,143
Celcuity, Inc.†	464	48,544
Celldex Therapeutics, Inc.†	750	27,907
Certara, Inc.†	3,022	19,794
CG oncology, Inc.†	1,121	79,647
Cogent Biosciences, Inc.†	2,191	84,792
Compass Therapeutics, Inc.†	3,445	7,545
Crinetics Pharmaceuticals, Inc.†	813	30,422
CRISPR Therapeutics AG†	1,298	70,793
Cullinan Therapeutics, Inc.†	2,443	44,487
Cytokinetics, Inc.†	1,538	131,022
Definium Therapeutics, Inc.†	1,517	71,360
Denali Therapeutics, Inc.†	2,404	61,831
Edgewise Therapeutics, Inc.†	2,475	100,559
Editas Medicine, Inc.†	13,144	42,587
Entrada Therapeutics, Inc.†	8,069	59,388
Erasca, Inc.†	4,045	74,104
Generate Biomedicines, Inc.†	2,810	47,405
Halozyme Therapeutics, Inc.†	914	71,539
Ideaya Biosciences, Inc.†	1,114	41,519
ImmunityBio, Inc.†	5,098	44,633
Immunome, Inc.†	1,990	42,168
Innoviva, Inc.†	1,833	41,627
Intellia Therapeutics, Inc.†	1,337	22,622
Iovance Biotherapeutics, Inc.†	8,281	34,449
Janux Therapeutics, Inc.†	2,010	30,874
Kodiak Sciences, Inc.†	909	35,415
Krystal Biotech, Inc.†	937	348,255
Kura Oncology, Inc.†	3,542	38,856
Kymera Therapeutics, Inc.†	1,262	144,714
Lexeo Therapeutics, Inc.†	1,136	5,288
Ligand Pharmaceuticals, Inc.†	787	248,763
Liquidia Corp.†	3,306	263,587
Maravai LifeSciences Holdings, Inc., Class A†	18,930	118,123
MBX Biosciences, Inc.†	1,105	60,996
NeoGenomics, Inc.†	52,318	763,320
Nuvalent, Inc., Class A†	743	91,760
OmniAb, Inc.†	1,755	4,317
Oruka Therapeutics, Inc.†	603	57,387
Phathom Pharmaceuticals, Inc.†	1,224	13,280
Praxis Precision Medicines, Inc.†	453	151,660
Precision BioSciences, Inc.†	3,082	24,224
Prime Medicine, Inc.†	7,267	26,815
PTC Therapeutics, Inc.†	2,996	244,384
Puma Biotechnology, Inc.†	3,414	27,688
Recursion Pharmaceuticals, Inc., Class A†	13,308	48,840
REGENXBIO, Inc.†	5,262	63,039
Relay Therapeutics, Inc.†	6,978	130,558
Rocket Pharmaceuticals, Inc.†	3,347	11,447
Sarepta Therapeutics, Inc.†	2,762	49,633
Scholar Rock Holding Corp.†	1,013	55,715
Solid Biosciences, Inc.†	4,134	41,299
Stoke Therapeutics, Inc.†	1,377	45,055
Sutro Biopharma, Inc.†	2,842	94,354
Syndax Pharmaceuticals, Inc.†	1,192	26,057
Tectonic Therapeutic, Inc.†	659	22,653
TG Therapeutics, Inc.†	6,546	359,637

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Travere Therapeutics, Inc.†	2,621	$148,899
Tyra Biosciences, Inc.†	2,783	88,889
Ultragenyx Pharmaceutical, Inc.†	3,938	131,490
Veracyte, Inc.†	5,641	331,296
Vericel Corp.†	2,370	105,441
Vir Biotechnology, Inc.†	6,167	62,842
Wave Life Sciences, Ltd.†	1,952	11,341
Xencor, Inc.†	4,306	69,327
Zevra Therapeutics, Inc. †	6,027	86,427
Zymeworks, Inc.†	1,314	34,348
		7,599,056
Building Materials — 2.1%
NWPX Infrastructure, Inc. †	286	42,883
Apogee Enterprises, Inc.	952	43,544
Armstrong World Industries, Inc.	1,121	179,831
Boise Cascade Co.	1,705	132,359
Gibraltar Industries, Inc.†	766	34,547
Griffon Corp.	3,191	311,218
Hayward Holdings, Inc.†	44,674	773,307
Masterbrand, Inc.†	5,325	54,794
Modine Manufacturing Co.†	2,494	665,948
Mohawk Industries, Inc.†	1,739	210,993
Simpson Manufacturing Co., Inc.	2,907	608,580
UFP Industries, Inc.	228	20,689
		3,078,693
Chemicals — 2.8%
Balchem Corp.	6,508	1,099,527
Calumet, Inc.†	1,614	58,136
Celanese Corp.	2,880	132,480
Chemours Co.	5,724	117,456
Eastman Chemical Co.	2,996	200,672
Ecovyst, Inc.†	5,236	65,188
Element Solutions, Inc.	5,995	286,261
FMC Corp.	16,815	193,373
H.B. Fuller Co.	2,796	162,979
Hawkins, Inc.	3,187	452,873
Ingevity Corp.†	916	68,398
Innospec, Inc.	1,803	146,746
Koppers Holdings, Inc.	1,226	55,047
Mativ Holdings, Inc.	3,054	23,119
Minerals Technologies, Inc.	2,260	167,172
Orion SA	2,958	19,612
Perimeter Solutions, Inc.†	3,177	113,260
Quaker Chemical Corp.	3,077	488,843
Rogers Corp.†	439	71,877
Sensient Technologies Corp.	1,615	199,113
Stepan Co.	573	31,928
		4,154,060
Coal — 0.4%
Alpha Metallurgical Resources, Inc.†	537	88,573
Core Natural Resources, Inc.	2,017	161,400
Peabody Energy Corp.	4,012	92,757
Warrior Met Coal, Inc.	2,586	209,880
		552,610
Commercial Services — 3.6%
Covista, Inc.†	896	111,695
ABM Industries, Inc.	3,448	152,540
ADT, Inc.	14,719	95,674
Alarm.com Holdings, Inc.†	1,283	59,942
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
American Public Education, Inc.†	962	$51,659
AMN Healthcare Services, Inc.†	1,024	33,147
API Group Corp.†	6,064	256,810
Arlo Technologies, Inc.†	3,743	50,456
Bright Horizons Family Solutions, Inc.†	1,371	97,176
Brink's Co.	638	60,285
Cimpress PLC†	266	27,052
CoreCivic, Inc.†	2,604	79,110
Deluxe Corp.	1,176	28,083
EVERTEC, Inc.	1,623	45,087
First Advantage Corp.†	2,046	36,930
GEO Group, Inc.†	3,424	101,179
Healthcare Services Group, Inc.†	1,795	44,085
Herc Holdings, Inc.	383	54,899
Hertz Global Holdings, Inc.†	3,354	7,597
Insperity, Inc.	940	38,831
John Wiley & Sons, Inc., Class A	2,220	107,692
Kelly Services, Inc., Class A	3,981	48,887
Korn Ferry	1,354	90,149
Laureate Education, Inc.†	3,333	121,055
Legalzoom.com, Inc.†	2,852	17,483
ManpowerGroup, Inc.	1,206	40,727
MarketAxess Holdings, Inc.	947	107,475
Matthews International Corp., Class A	800	21,536
Payoneer Global, Inc.†	21,368	152,140
Perdoceo Education Corp.	5,247	167,904
PROG Holdings, Inc.	2,041	95,131
Progyny, Inc.†	5,899	170,068
Remitly Global, Inc.†	4,563	102,257
Robert Half, Inc.	17,314	531,540
Sezzle, Inc.†	860	147,602
Spire Global, Inc.†	2,289	42,575
Strategic Education, Inc.	589	45,129
Stride, Inc.†	2,103	181,363
UL Solutions, Inc., Class A	7,306	744,189
Universal Technical Institute, Inc.†	1,335	57,098
Upbound Group, Inc.	1,365	28,965
Verra Mobility Corp.†	3,960	16,830
Vestis Corp.†	5,377	78,074
WillScot Holdings Corp.	23,691	683,722
		5,231,828
Computers — 2.1%
Amentum Holdings, Inc.†	4,043	83,569
Corsair Gaming, Inc.†	1,298	12,552
Diebold Nixdorf, Inc.†	1,652	140,453
D-Wave Quantum, Inc.†	6,610	158,574
DXC Technology Co.†	4,306	38,108
EPAM Systems, Inc.†	1,365	108,313
Everforth, Inc.†	3,803	67,959
Insight Enterprises, Inc.†	2,800	341,040
KBR, Inc.	1,088	37,569
Lumentum Holdings, Inc.†	581	498,533
Maximus, Inc.	1,239	66,608
NCR Atleos Corp.†	1,935	83,998
NCR Voyix Corp.†	3,610	29,494
NetScout Systems, Inc.†	1,782	77,606
Pitney Bowes, Inc.	3,164	55,433
Qualys, Inc.†	722	99,268
Rigetti Computing, Inc.†	7,415	143,258
Unisys Corp.†	946	3,462

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
V2X, Inc.†	9,589	$714,956
Varonis Systems, Inc.†	8,655	363,164
		3,123,917
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	26,620	57,499
Edgewell Personal Care Co.	3,424	91,968
Interparfums, Inc.	481	53,805
Oddity Tech, Ltd., Class A†	2,832	42,848
Perrigo Co. PLC	3,684	38,277
Prestige Consumer Healthcare, Inc.†	1,237	58,473
		342,870
Distribution/Wholesale — 1.1%
Gold.com, Inc.	771	32,081
G-III Apparel Group, Ltd.	6,011	202,631
LKQ Corp.	6,698	176,358
OPENLANE, Inc.†	2,790	115,060
Pool Corp.	842	180,946
Resideo Technologies, Inc.†	6,663	207,219
Rush Enterprises, Inc., Class A	3,806	277,781
ScanSource, Inc.†	3,296	171,689
VSE Corp.	736	168,176
WESCO International, Inc.	388	134,027
		1,665,968
Diversified Financial Services — 3.7%
Acadian Asset Management, Inc.	696	49,778
Artisan Partners Asset Management, Inc., Class A	1,846	63,742
Atlanticus Holdings Corp.†	369	37,730
BGC Group, Inc., Class A	20,508	219,231
Bread Financial Holdings, Inc.	6,520	706,442
Cohen & Steers, Inc.	717	54,592
Credit Acceptance Corp.†	152	96,785
Dave, Inc.†	270	100,599
Enact Holdings, Inc.	1,988	90,871
Encore Capital Group, Inc.†	3,032	282,855
Enova International, Inc.†	1,701	409,482
EZCORP, Inc., Class A†	1,522	52,616
Houlihan Lokey, Inc.	3,312	444,239
Lazard, Inc.	609	25,541
LendingClub Corp.†	2,971	61,619
LendingTree, Inc.†	141	6,245
Marex Group PLC†	1,766	107,638
Miami International Holdings, Inc.†	1,574	58,490
Moelis & Co., Class A	2,427	158,774
Navient Corp.	1,760	14,978
NerdWallet, Inc., Class A†	625	5,781
PennyMac Financial Services, Inc.	854	74,383
Perella Weinberg Partners	37,958	605,810
Piper Sandler Cos.	3,704	267,947
PJT Partners, Inc., Class A	674	101,734
Radian Group, Inc.	6,617	249,262
StepStone Group, Inc., Class A	2,145	88,717
StoneX Group, Inc.†	3,416	404,796
Upstart Holdings, Inc.†	1,040	36,847
Victory Capital Holdings, Inc., Class A	1,447	121,635
Virtu Financial, Inc., Class A	2,141	127,539
Virtus Investment Partners, Inc.	769	110,352
Western Union Co.	7,687	59,190
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
WisdomTree, Inc.	3,330	$56,410
World Acceptance Corp.†	72	16,116
		5,368,766
Electric — 1.1%
Avista Corp.	2,169	88,734
Black Hills Corp.	1,774	131,986
Clearway Energy, Inc., Class C	5,001	170,934
Hawaiian Electric Industries, Inc.†	4,568	61,805
IDACORP., Inc.	4,723	714,590
MGE Energy, Inc.	980	79,909
Otter Tail Corp.	2,398	215,772
Unitil Corp.	2,638	138,996
		1,602,726
Electrical Components & Equipment — 1.4%
American Superconductor Corp.†	1,272	52,801
AZZ, Inc.	779	120,784
Energizer Holdings, Inc.	1,606	34,433
EnerSys	1,601	374,346
nLight, Inc.†	1,370	95,379
Novanta, Inc.†	6,952	1,127,892
Powell Industries, Inc.	745	213,338
		2,018,973
Electronics — 3.1%
Allient, Inc.	184	18,939
Atkore, Inc.	1,066	81,059
Atmus Filtration Technologies, Inc.	5,014	255,664
Badger Meter, Inc.	767	113,807
Bel Fuse, Inc., Class B	128	42,629
Benchmark Electronics, Inc.	3,184	314,165
Brady Corp., Class A	1,143	104,665
CTS Corp.	753	49,088
ESCO Technologies, Inc.	2,762	966,810
Itron, Inc.†	1,156	100,029
Knowles Corp.†	5,287	219,305
Kopin Corp.†	4,528	20,285
Mirion Technologies, Inc.†	51,258	919,056
Napco Security Technologies, Inc.	942	35,777
OSI Systems, Inc.†	808	176,710
Plexus Corp.†	1,667	501,217
Ralliant Corp.	2,928	215,589
TTM Technologies, Inc.†	92	17,206
Vishay Intertechnology, Inc.	7,141	384,043
		4,536,043
Energy-Alternate Sources — 0.4%
Enphase Energy, Inc.†	3,465	170,617
Fluence Energy, Inc.†	2,706	53,795
Green Plains, Inc.†	2,137	32,867
REX American Resources Corp.†	2,102	94,905
SolarEdge Technologies, Inc.†	1,592	93,037
Sunrun, Inc.†	6,163	82,461
T1 Energy, Inc.†	4,127	39,124
		566,806
Engineering & Construction — 2.0%
Argan, Inc.	367	293,068
Dycom Industries, Inc.†	379	191,619
Everus Construction Group, Inc.†	1,336	221,709
Fluor Corp.†	2,735	143,287
Frontdoor, Inc.†	1,839	142,688
Granite Construction, Inc.	1,556	245,972

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
IES Holdings, Inc.†	191	$140,320
MYR Group, Inc.†	1,494	747,598
Orion Group Holdings, Inc.†	2,724	45,818
Primoris Services Corp.	5,888	583,618
Tutor Perini Corp.	1,465	121,551
		2,877,248
Entertainment — 1.6%
Caesars Entertainment, Inc.†	5,364	161,886
Churchill Downs, Inc.	6,408	574,413
Cinemark Holdings, Inc.	2,684	85,163
IMAX Corp.†	509	20,289
Lionsgate Studios Corp.†	7,204	110,293
Madison Square Garden Entertainment Corp.†	1,250	101,112
Madison Square Garden Sports Corp.†	470	188,865
Marriott Vacations Worldwide Corp.	1,191	121,339
Monarch Casino & Resort, Inc.	941	123,845
Penn Entertainment, Inc.†	6,656	142,172
Pursuit Attractions & Hospitality, Inc.†	8,176	457,611
Red Rock Resorts, Inc., Class A	1,249	81,260
Rush Street Interactive, Inc.†	2,333	69,383
Six Flags Entertainment Corp.†	2,688	57,254
Super Group SGHC, Ltd.	6,892	93,387
United Parks & Resorts, Inc.†	624	29,790
		2,418,062
Environmental Control — 0.9%
Casella Waste Systems, Inc., Class A†	8,812	854,500
Tetra Tech, Inc.	16,599	479,545
		1,334,045
Food — 1.3%
Cal-Maine Foods, Inc.	1,178	94,900
Campbell’s Co.	5,144	114,557
Chefs' Warehouse, Inc.†	9,412	904,493
Conagra Brands, Inc.	12,298	165,531
Flowers Foods, Inc.	5,564	43,956
Grocery Outlet Holding Corp.†	2,649	26,437
Ingles Markets, Inc., Class A	464	41,101
J&J Snack Foods Corp.	399	29,307
John B. Sanfilippo & Son, Inc.	246	21,154
Lamb Weston Holdings, Inc.	3,636	157,002
Mama's Creations, Inc.†	3,291	58,744
Simply Good Foods Co.†	2,147	28,512
Tootsie Roll Industries, Inc.	523	20,685
United Natural Foods, Inc.†	3,760	171,719
Village Super Market, Inc., Class A	340	14,341
		1,892,439
Forest Products & Paper — 0.0%
Sylvamo Corp.	864	32,659
Gas — 0.9%
Chesapeake Utilities Corp.	3,993	489,063
MDU Resources Group, Inc.	5,466	115,934
New Jersey Resources Corp.	6,918	387,685
Northwest Natural Holding Co.	1,086	53,279
ONE Gas, Inc.	1,502	115,759
Southwest Gas Holdings, Inc.	1,624	144,016
		1,305,736
Hand/Machine Tools — 0.6%
Enerpac Tool Group Corp.	1,352	48,483
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools (continued)
Franklin Electric Co., Inc.	995	$106,654
Kennametal, Inc.	3,570	125,128
MSA Safety, Inc.	3,410	595,318
		875,583
Health Care-Products — 4.4%
10X Genomics, Inc., Class A†	5,234	200,672
Adaptive Biotechnologies Corp.†	2,505	53,732
Alamar Biosciences, Inc.†	932	25,248
Artivion, Inc.†	1,096	24,627
AtriCure, Inc.†	2,140	59,877
Avanos Medical, Inc.†	1,203	29,931
Axogen, Inc.†	2,723	125,775
Azenta, Inc.†	15,872	405,053
Beta Bionics, Inc.†	5,977	93,660
BioLife Solutions, Inc.†	1,030	29,087
Butterfly Network, Inc.†	10,763	90,624
Castle Biosciences, Inc.†	971	23,158
Ceribell, Inc.†	4,138	80,484
CONMED Corp.	774	25,333
Enovis Corp.†	1,505	31,153
Glaukos Corp.†	2,530	353,593
GRAIL, Inc.†	450	30,722
Guardant Health, Inc.†	1,731	259,702
Haemonetics Corp.†	1,188	89,100
ICU Medical, Inc.†	9,041	1,325,411
Inogen, Inc.†	4,462	28,780
Inspire Medical Systems, Inc.†	695	31,004
Integer Holdings Corp.†	899	84,012
Integra LifeSciences Holdings Corp.†	4,300	77,228
iRhythm Holdings, Inc.†	5,561	661,481
Kestra Medical Technologies, Ltd.†	16,933	430,776
Lantheus Holdings, Inc.†	815	90,416
LeMaitre Vascular, Inc.	552	52,970
LivaNova PLC†	425	34,948
Merit Medical Systems, Inc.†	1,565	108,517
Neogen Corp.†	5,738	51,585
Novocure, Ltd.†	2,698	40,875
Omnicell, Inc.†	1,204	49,990
QuidelOrtho Corp.†	1,773	31,054
Repligen Corp.†	6,694	913,329
SI-BONE, Inc.†	1,385	22,603
STAAR Surgical Co.†	1,312	37,641
Tandem Diabetes Care, Inc.†	3,837	57,900
Teleflex, Inc.	1,161	147,168
TransMedics Group, Inc.†	1,533	101,822
Twist Bioscience Corp.†	233	23,971
UFP Technologies, Inc.†	205	54,352
		6,489,364
Health Care-Services — 2.2%
Acadia Healthcare Co., Inc.†	2,404	70,990
Addus HomeCare Corp.†	631	63,397
Alignment Healthcare, Inc.†	9,634	229,386
Astrana Health, Inc.†	1,113	51,654
Aveanna Healthcare Holdings, Inc.†	15,037	128,867
BrightSpring Health Services, Inc.†	5,453	380,292
Concentra Group Holdings Parent, Inc.	5,516	164,101
CorVel Corp.†	813	50,829
Ensign Group, Inc.	843	135,133
Fortrea Holdings, Inc.†	2,440	42,456
GeneDx Holdings Corp.†	178	12,220
LifeStance Health Group, Inc.†	5,984	64,089

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Services (continued)
Molina Healthcare, Inc.†	1,365	$312,176
National HealthCare Corp.	574	121,321
Oncology Institute, Inc.†	5,606	30,441
Option Care Health, Inc.†	2,736	57,374
Oscar Health, Inc., Class A†	6,797	193,850
Pediatrix Medical Group, Inc. †	2,122	53,750
Privia Health Group, Inc.†	3,044	78,322
RadNet, Inc.†	1,841	113,534
Select Medical Holdings Corp.	2,899	47,862
Surgery Partners, Inc.†	520	8,736
U.S. Physical Therapy, Inc.	11,721	804,998
		3,215,778
Home Builders — 1.6%
Cavco Industries, Inc.†	1,909	1,172,851
Century Communities, Inc.	1,294	92,728
Champion Homes, Inc.†	2,149	189,370
Dream Finders Homes, Inc., Class A†	734	12,669
Green Brick Partners, Inc.†	1,422	113,817
Hovnanian Enterprises, Inc., Class A†	441	62,803
Installed Building Products, Inc.	592	136,065
LCI Industries	1,277	135,209
LGI Homes, Inc.†	535	34,069
M/I Homes, Inc.†	1,670	268,519
Meritage Homes Corp.	1,759	147,492
Winnebago Industries, Inc.	1,604	50,109
		2,415,701
Home Furnishings — 0.2%
Daktronics, Inc.†	475	9,291
Leggett & Platt, Inc.	3,643	42,660
MillerKnoll, Inc.	1,762	36,050
Sonos, Inc.†	7,249	98,079
Xperi, Inc.†	7,827	64,416
		250,496
Household Products/Wares — 0.1%
Quanex Building Products Corp.	1,163	21,655
Reynolds Consumer Products, Inc.	1,461	39,228
WD-40 Co.	354	86,249
		147,132
Housewares — 0.1%
Central Garden & Pet Co.†	229	10,154
Central Garden & Pet Co., Class A†	2,654	102,895
Newell Brands, Inc.	11,192	68,719
		181,768
Insurance — 3.1%
AMERISAFE, Inc.	495	16,746
Assured Guaranty, Ltd.	1,082	86,733
Axis Capital Holdings, Ltd.	5,132	551,382
Bowhead Specialty Holdings, Inc.†	15,517	464,424
CNO Financial Group, Inc.	2,248	114,603
Employers Holdings, Inc.	483	24,382
Essent Group, Ltd.	1,957	125,796
Genworth Financial, Inc.,†	9,985	94,558
Goosehead Insurance, Inc., Class A†	623	30,216
Hamilton Insurance Group, Ltd., Class B	1,387	47,075
HCI Group, Inc.	276	48,369
Heritage Insurance Holdings, Inc.†	327	8,528
Horace Mann Educators Corp.	1,053	54,388
Jackson Financial, Inc., Class A	2,126	217,681
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Kemper Corp.	1,541	$41,545
Lincoln National Corp.	2,601	91,945
Mercury General Corp.	1,522	162,276
NMI Holdings, Inc.†	7,625	313,311
Palomar Holdings, Inc.†	1,046	132,204
Pelagos Insurance Capital, Ltd.	2,966	72,222
Reinsurance Group of America, Inc.	3,485	741,085
Safety Insurance Group, Inc.	889	66,551
Selective Insurance Group, Inc.	5,131	497,758
SiriusPoint, Ltd.†	3,935	94,440
Skyward Specialty Insurance Group, Inc.†	3,197	186,545
Stewart Information Services Corp.	2,052	135,473
Trupanion, Inc.†	909	22,516
United Fire Group, Inc.	568	29,786
Universal Insurance Holdings, Inc.	284	11,746
		4,484,284
Internet — 1.3%
Cargurus, Inc.†	4,379	149,280
Cogent Communications Holdings, Inc.	1,249	17,336
ePlus, Inc.	686	57,096
Etsy, Inc.†	2,493	187,798
Figs, Inc., Class A†	5,936	60,725
HealthStream, Inc.	6,184	168,514
Hims & Hers Health, Inc.†	5,473	189,749
Liquidity Services, Inc.†	617	24,137
Lyft, Inc., Class A†	9,948	145,340
Magnite, Inc.†	4,209	79,887
Match Group, Inc.	6,133	233,361
Opendoor Technologies, Inc.†	7,855	36,290
People, Inc.†	1,652	76,256
Q2 Holdings, Inc.†	3,016	145,070
QuinStreet, Inc.†	1,486	21,770
RealReal, Inc.†	6,496	76,588
Sprinklr, Inc., Class A†	2,974	15,346
Stubhub Holdings, Inc.†	5,345	68,790
TripAdvisor, Inc.†	3,050	41,815
Upwork, Inc.†	3,253	27,195
Yelp, Inc.†	1,383	33,911
Ziff Davis, Inc.†	1,870	97,932
		1,954,186
Investment Companies — 1.3%
Bit Digital, Inc.†	1,953	3,515
Bitdeer Technologies Group, Class A†	25,234	400,464
Cipher Digital, Inc.†	7,940	194,530
Cleanspark, Inc.†	16,087	234,066
Core Scientific, Inc.†	5,684	145,454
HA Sustainable Infrastructure Capital, Inc.	6,822	266,399
Hut 8 Corp.†	2,599	300,041
MARA Holdings, Inc.†	15,331	212,948
Riot Platforms, Inc.†	5,848	160,118
		1,917,535
Iron/Steel — 0.1%
Commercial Metals Co.	3,415	214,291
Leisure Time — 0.5%
Acushnet Holdings Corp.	718	85,104
Callaway Golf Co.†	11,683	219,524
Life Time Group Holdings, Inc.†	4,027	164,463
OneSpaWorld Holdings, Ltd.	3,491	98,586
Patrick Industries, Inc.	1,487	133,503

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time (continued)
Peloton Interactive, Inc., Class A†	10,885	$64,330
Sabre Corp.†	10,244	21,410
		786,920
Lodging — 0.2%
Hilton Grand Vacations, Inc.†	5,738	300,499
Marcus Corp.	2,189	51,354
		351,853
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	592	36,225
Terex Corp.	1,293	93,600
		129,825
Machinery-Diversified — 1.8%
Alamo Group, Inc.	286	47,044
Albany International Corp., Class A	745	55,502
Applied Industrial Technologies, Inc.	626	211,682
Cactus, Inc., Class A	9,662	494,984
CSW Industrials, Inc.	429	119,391
DXP Enterprises, Inc.†	386	65,134
Eastman Kodak Co.†	10,436	96,533
Gates Industrial Corp. PLC†	6,644	185,833
Ichor Holdings, Ltd.†	1,576	176,953
Kadant, Inc.	310	97,411
Kornit Digital, Ltd.†	28,384	461,240
Lindsay Corp.	279	34,540
Mueller Water Products, Inc., Class A	4,081	105,412
Tennant Co.	451	39,481
Watts Water Technologies, Inc., Class A	699	273,624
Zurn Elkay Water Solutions Corp.	3,888	196,461
		2,661,225
Media — 0.3%
Scholastic Corp.	1,633	75,118
Sphere Entertainment Co.†	1,701	294,324
Versant Media Group, Inc.	3,695	133,057
		502,499
Metal Fabricate/Hardware — 0.4%
Helios Technologies, Inc.	681	60,779
Metallus, Inc.†	960	17,942
Proto Labs, Inc.†	2,316	188,777
Ryerson Holding Corp.	465	11,444
Standex International Corp.	319	114,097
Worthington Enterprises, Inc.	2,035	109,402
Worthington Steel, Inc.	856	28,744
		531,185
Mining — 0.8%
Arcosa, Inc.	2,504	363,806
Century Aluminum Co.†	2,240	103,062
Coeur Mining, Inc.	1,685	27,499
Constellium SE†	7,273	231,790
Energy Fuels, Inc.†	2,318	33,611
Hecla Mining Co.	2,760	42,587
Kaiser Aluminum Corp.	427	83,534
SSR Mining, Inc.†	4,094	115,778
United States Lime & Minerals, Inc.	280	29,308
Uranium Energy Corp.†	5,942	63,342
USA Rare Earth, Inc.†	803	17,329
		1,111,646
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 1.9%
Avient Corp.	2,368	$87,521
Enpro, Inc.	2,465	929,133
Federal Signal Corp.	1,603	205,970
JBT Marel Corp.	1,369	198,505
Materion Corp.	4,069	1,210,080
Myers Industries, Inc.	1,693	59,780
Park Aerospace Corp.	1,927	73,534
Sight Sciences, Inc.†	539	2,921
Trinity Industries, Inc.	2,104	72,756
		2,840,200
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	389	23,912
Office Furnishings — 0.4%
HNI Corp.	1,821	73,587
Interface, Inc.	15,461	554,122
		627,709
Oil & Gas — 2.2%
California Resources Corp.	2,056	108,701
CNX Resources Corp.†	3,474	117,873
Comstock Resources, Inc.†	2,114	31,541
Crescent Energy Co., Class A	14,436	141,762
CVR Energy, Inc.	806	22,197
Delek US Holdings, Inc.	1,956	99,384
Gulfport Energy Corp.†	2,860	485,342
Helmerich & Payne, Inc.	5,053	165,435
Magnolia Oil & Gas Corp., Class A	5,918	151,382
Murphy Oil Corp.	3,656	119,039
Nabors Industries, Ltd.†	587	49,314
Noble Corp. PLC	6,521	243,233
Northern Oil & Gas, Inc.	2,766	50,203
Par Pacific Holdings, Inc.†	1,303	73,072
Patterson-UTI Energy, Inc.	15,830	145,319
PBF Energy, Inc., Class A	2,699	122,859
Permian Resources Corp., Class A	30,563	562,665
Seadrill, Ltd.†	1,623	61,382
SM Energy Co.	12,059	314,740
Talos Energy, Inc.†	3,188	41,157
Transocean, Ltd.†	33,918	165,859
		3,272,459
Oil & Gas Services — 1.7%
Archrock, Inc.	7,887	321,080
Atlas Energy Solutions, Inc.	6,151	102,168
Bristow Group, Inc.	679	28,056
Core Laboratories, Inc.	1,154	13,444
DNOW, Inc.†	4,808	62,360
Flowco Holdings, Inc., Class A	16,845	359,472
Helix Energy Solutions Group, Inc.†	3,580	31,289
HMH Holding, Inc., Class A†	20,974	393,053
Innovex International, Inc.†	1,033	25,618
Kodiak Gas Services, Inc.	4,869	365,808
Liberty Energy, Inc.	7,683	201,218
Matrix Service Co.†	2,204	30,195
National Energy Services Reunited Corp.†	3,041	91,017
Oceaneering International, Inc.†	5,054	204,788
ProPetro Holding Corp.†	2,847	40,826
RPC, Inc.	2,326	13,561
Solaris Energy Infrastructure, Inc.	1,723	138,633
Tidewater, Inc.†	1,215	80,955
		2,503,541

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.1%
O-I Glass, Inc.†	10,737	$103,397
Pharmaceuticals — 1.9%
AdaptHealth Corp.†	2,850	29,697
Agios Pharmaceuticals, Inc.†	4,102	152,225
Alkermes PLC†	5,194	272,140
Amneal Pharmaceuticals, Inc.†	10,309	178,449
Amphastar Pharmaceuticals, Inc.†	871	17,577
BellRing Brands, Inc.†	2,195	28,403
Catalyst Pharmaceuticals, Inc.†	6,141	193,012
Collegium Pharmaceutical, Inc.†	838	30,336
Corcept Therapeutics, Inc.†	3,202	278,414
Corvus Pharmaceuticals, Inc.†	1,881	28,102
Harmony Biosciences Holdings, Inc.†	1,064	38,740
Herbalife, Ltd.†	3,026	39,792
Indivior Pharmaceuticals, Inc.†	4,853	199,119
Madrigal Pharmaceuticals, Inc.†	297	159,474
Mirum Pharmaceuticals, Inc.†	813	95,178
Nature's Sunshine Products, Inc.†	1,081	23,566
Neurogene, Inc.†	730	22,958
Ocular Therapeutix, Inc.†	6,114	60,039
Organon & Co.	6,854	92,803
ORIC Pharmaceuticals, Inc.†	1,821	19,721
Pacira BioSciences, Inc.†	1,018	25,827
Phibro Animal Health Corp., Class A	1,936	60,790
Protagonist Therapeutics, Inc.†	1,861	228,121
Rhythm Pharmaceuticals, Inc.†	917	101,815
Spyre Therapeutics, Inc.†	1,455	129,175
Supernus Pharmaceuticals, Inc.†	2,260	105,113
Vaxcyte, Inc.†	1,827	106,203
		2,716,789
Pipelines — 0.1%
Kinetik Holdings, Inc.	1,383	66,854
NextDecade Corp.†	8,625	65,033
		131,887
Real Estate — 0.9%
Compass, Inc., Class A†	23,334	287,708
Cushman & Wakefield, Ltd.†	6,025	80,675
eXp World Holdings, Inc.	2,320	12,551
Marcus & Millichap, Inc.	625	19,481
McGrath RentCorp	6,483	784,638
Newmark Group, Inc., Class A	3,158	47,717
St. Joe Co.	1,038	65,010
		1,297,780
REITS — 5.4%
Acadia Realty Trust	3,460	72,349
Adamas Trust, Inc.	5,410	50,746
American Assets Trust, Inc.	1,875	46,294
American Healthcare REIT, Inc.	1,356	70,715
Apple Hospitality REIT, Inc.	5,759	96,809
Arbor Realty Trust, Inc.	5,124	27,772
ARMOUR Residential REIT, Inc.	3,283	57,288
Blackstone Mtg. Trust, Inc., Class A	4,086	69,258
BrightSpire Capital, Inc.	10,484	57,138
Broadstone Net Lease, Inc.	13,665	282,456
CareTrust REIT, Inc.	3,371	136,020
Centerspace	655	36,804
Chatham Lodging Trust	5,222	69,087
Community Healthcare Trust, Inc.	468	8,555
COPT Defense Properties	4,608	167,685
Security Description	Shares or Principal Amount	Value

REITS (continued)
Curbline Properties Corp.	4,799	$145,890
DiamondRock Hospitality Co.	7,964	97,002
Diversified Healthcare Trust	19,507	181,415
Douglas Emmett, Inc.	45,078	531,920
Easterly Government Properties, Inc.	1,156	28,819
Ellington Financial, Inc.	11,845	161,210
Essential Properties Realty Trust, Inc.	11,453	341,872
Four Corners Property Trust, Inc.	5,017	123,167
Franklin BSP Realty Trust, Inc.	2,100	17,094
Getty Realty Corp.	3,679	122,731
Global Net Lease, Inc.	5,020	44,879
Highwoods Properties, Inc.	2,884	86,981
Hudson Pacific Properties, Inc.†	5,941	90,244
Independence Realty Trust, Inc.	2,768	46,198
Innovative Industrial Properties, Inc.	738	45,741
InvenTrust Properties Corp.	4,434	156,964
JBG SMITH Properties	1,536	22,533
Kite Realty Group Trust	2,189	62,124
Ladder Capital Corp.	22,736	226,223
LTC Properties, Inc.	1,355	52,100
LXP Industrial Trust	2,290	123,385
Macerich Co.	10,693	269,357
Medical Properties Trust, Inc.	12,844	59,339
Millrose Properties, Inc.	4,034	121,222
National Health Investors, Inc.	1,269	96,774
NETSTREIT Corp.	4,568	96,522
NexPoint Residential Trust, Inc.	567	15,831
Outfront Media, Inc.	9,545	312,694
Pebblebrook Hotel Trust	2,944	57,143
PennyMac Mtg. Investment Trust	5,310	59,897
Phillips Edison & Co., Inc.	6,538	272,112
Piedmont Office Realty Trust, Inc.†	6,467	59,173
Postal Realty Trust, Inc., Class A	305	7,515
Rayonier, Inc.	1,833	39,006
Redwood Trust, Inc.	3,303	15,656
Rithm Capital Corp.	14,589	136,991
Ryman Hospitality Properties, Inc.	2,873	369,324
Sabra Health Care REIT, Inc.	4,568	89,122
Safehold, Inc.	1,173	18,416
Saul Centers, Inc.	318	11,890
SL Green Realty Corp.	1,856	96,085
Smartstop Self Storage REIT, Inc.	13,130	426,725
Summit Hotel Properties, Inc.	5,845	40,973
Sunstone Hotel Investors, Inc.	4,906	56,174
Tanger, Inc.	3,008	118,726
Terreno Realty Corp.	13,547	877,439
TPG RE Finance Trust, Inc.	6,776	56,715
Two Harbors Investment Corp.	2,744	34,053
UMH Properties, Inc.	564	8,539
Urban Edge Properties	3,299	75,481
Whitestone REIT	1,195	22,657
Xenia Hotels & Resorts, Inc.	6,229	126,822
		8,005,841
Retail — 3.2%
Academy Sports & Outdoors, Inc.	1,707	80,451
Advance Auto Parts, Inc.	2,617	162,830
American Eagle Outfitters, Inc.	7,272	125,078
Arko Corp.	13,338	107,104
Asbury Automotive Group, Inc.†	485	97,524
Biglari Holdings, Inc., Class B†	57	24,284
BJ's Restaurants, Inc.†	1,604	97,419
Black Rock Coffee Bar, Inc., Class A†	2,130	17,658

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
BlueLinx Holdings, Inc.†	384	$23,762
Boot Barn Holdings, Inc.†	794	130,430
Brinker International, Inc.†	1,121	188,328
Buckle, Inc.	805	33,971
CarMax, Inc.†	3,711	196,275
Cheesecake Factory, Inc.	1,193	94,891
Cracker Barrel Old Country Store, Inc.	598	31,873
FirstCash Holdings, Inc.	627	135,633
Freshpet, Inc.†	1,280	75,674
Group 1 Automotive, Inc.	1,417	412,588
Jack in the Box, Inc.†	3,604	56,979
Kohl's Corp.	4,420	78,322
Kura Sushi USA, Inc., Class A†	1,412	81,275
La-Z-Boy, Inc.	1,078	43,249
MarineMax, Inc.†	2,290	83,860
Movado Group, Inc.	2,137	84,005
National Vision Holdings, Inc.†	2,061	39,180
Papa John's International, Inc.	878	32,284
PC Connection, Inc.	288	21,021
PriceSmart, Inc.	668	130,487
Sally Beauty Holdings, Inc.†	2,513	35,534
Shake Shack, Inc., Class A†	2,957	165,651
Signet Jewelers, Ltd.	3,201	275,926
Sonic Automotive, Inc., Class A	2,776	235,377
Sweetgreen, Inc., Class A†	2,785	24,536
Urban Outfitters, Inc.†	1,339	94,881
Victoria's Secret & Co.†	4,458	372,154
Warby Parker, Inc., Class A†	4,030	122,270
Wendy's Co.	4,226	35,034
Winmark Corp.	78	33,000
Yesway, Inc.†	30,079	610,604
Zumiez, Inc.†	1,939	34,514
		4,725,916
Savings & Loans — 0.9%
Beacon Financial Corp.	3,207	97,653
Axos Financial, Inc.†	2,584	251,656
Banc of California, Inc.	19,961	407,803
Capitol Federal Financial, Inc.	4,014	34,159
HomeTrust Bancshares, Inc.	180	8,980
Northwest Bancshares, Inc.	3,843	58,260
OceanFirst Financial Corp.	5,503	107,474
Provident Financial Services, Inc.	4,995	118,082
Southern Missouri Bancorp., Inc.	234	17,833
WaFd, Inc.	1,958	75,128
WSFS Financial Corp.	2,107	161,670
		1,338,698
Semiconductors — 3.7%
ACM Research, Inc., Class A†	3,325	421,909
Aehr Test Systems†	658	63,207
Alpha & Omega Semiconductor, Ltd.†	655	31,001
Ambarella, Inc.†	417	35,779
Ambiq Micro, Inc.†	1,302	114,967
Arteris, Inc.†	1,266	61,515
Axcelis Technologies, Inc.†	946	179,220
Cohu, Inc.†	3,837	283,593
Diodes, Inc.†	2,650	290,016
FormFactor, Inc.†	2,042	326,577
Impinj, Inc.†	1,393	199,519
Kulicke & Soffa Industries, Inc.	2,047	273,807
MACOM Technology Solutions Holdings, Inc.†	1,955	743,623
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
MaxLinear, Inc.†	3,571	$457,195
Navitas Semiconductor Corp.†	1,329	23,816
Penguin Solutions, Inc.†	2,071	157,417
Photronics, Inc.†	1,544	50,226
Power Integrations, Inc.	2,131	178,492
Qorvo, Inc.†	2,105	196,333
Semtech Corp.†	4,386	709,874
Ultra Clean Holdings, Inc.†	2,757	393,121
Veeco Instruments, Inc.†	2,521	191,092
		5,382,299
Software — 4.2%
8x8, Inc.†	27,248	46,594
Accelerant Holdings†	2,685	31,468
ACI Worldwide, Inc.†	2,678	134,677
ACV Auctions, Inc., Class A†	66,792	480,235
Adeia, Inc.	4,639	152,762
Agilysys, Inc.†	663	69,284
Amplitude, Inc., Class A†	3,781	28,925
Appian Corp., Class A†	1,970	45,113
Asana, Inc., Class A†	5,502	38,514
Blackbaud, Inc.†	934	27,665
BlackLine, Inc.†	2,902	81,459
Box, Inc., Class A†	26,299	697,975
Braze, Inc., Class A†	3,344	72,531
CCC Intelligent Solutions Holdings, Inc.†	67,239	346,953
Cerence, Inc.†	1,559	17,648
Clear Secure, Inc., Class A	2,396	133,529
Commvault Systems, Inc.†	6,872	973,969
Concentrix Corp.	2,727	61,098
Consensus Cloud Solutions, Inc.†	2,523	96,252
Digi International, Inc.†	998	74,800
Digital Turbine, Inc.†	5,101	65,803
Donnelley Financial Solutions, Inc.†	1,666	69,889
DoubleVerify Holdings, Inc.†	3,355	36,368
Fastly, Inc., Class A†	1,913	35,123
Freshworks, Inc., Class A†	6,626	67,055
GigaCloud Technology, Inc., Class A†	2,406	76,030
HeartFlow, Inc.†	482	14,142
Hinge Health, Inc., Class A†	2,268	188,244
IBEX Holdings, Ltd.†	1,899	57,673
Innodata, Inc.†	1,326	100,219
Intapp, Inc.†	1,566	39,479
Life360, Inc.†	2,117	117,197
LiveRamp Holdings, Inc.†	3,380	127,223
McGraw Hill, Inc.†	50,439	477,657
N-able, Inc.†	12,404	45,523
Navan, Inc., Class A†	2,496	57,084
Paycom Software, Inc.	1,086	136,488
PDF Solutions, Inc.†	1,512	107,034
Porch Group, Inc.†	9,186	138,157
Progress Software Corp.†	1,115	37,442
PubMatic, Inc., Class A†	895	11,742
RingCentral, Inc., Class A	1,951	76,050
Sapiens International Corp. NV†	1,694	73,689
Schrodinger, Inc.†	1,502	24,408
SPS Commerce, Inc.†	966	55,226
Teradata Corp.†	2,458	85,170
Viant Technology, Inc., Class A†	2,307	29,207
Waystar Holding Corp.†	3,035	62,309
Whitefiber, Inc.†	197	7,653
Workiva, Inc.†	1,048	50,838

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zeta Global Holdings Corp., Class A†	4,305	$84,722
ZoomInfo Technologies, Inc.†	6,730	19,719
		6,186,014
Telecommunications — 2.4%
A10 Networks, Inc.	4,776	178,432
ADTRAN Holdings, Inc.†	791	10,995
BlackSky Technology, Inc.†	283	7,901
Calix, Inc.†	1,536	57,324
Ciena Corp.†	829	406,674
Clearfield, Inc.†	2,180	86,742
Extreme Networks, Inc.†	4,900	158,613
Gogo, Inc.†	923	2,861
Harmonic, Inc.†	2,857	46,655
InterDigital, Inc.	355	100,511
Iridium Communications, Inc.	10,432	572,195
Lumen Technologies, Inc.†	37,283	286,334
NETGEAR, Inc.†	1,174	27,413
Ooma, Inc.†	5,238	100,674
Shenandoah Telecommunications Co.	1,170	17,644
Telephone & Data Systems, Inc.	3,508	129,831
Uniti Group, Inc.†	4,744	54,414
Viasat, Inc.†	4,732	424,981
Viavi Solutions, Inc.†	18,619	889,057
Vistance Networks, Inc.	2,312	29,547
		3,588,798
Textiles — 0.1%
UniFirst Corp.	381	100,759
Transportation — 1.6%
ArcBest Corp.	586	84,114
Costamare, Inc.	6,532	91,579
CryoPort, Inc.†	2,835	44,509
Dorian LPG, Ltd.	978	34,015
Heartland Express, Inc.	1,192	18,142
Hub Group, Inc., Class A	10,535	461,328
International Seaways, Inc.	1,487	113,889
Kirby Corp.†	3,682	500,642
Marten Transport, Ltd.	1,522	26,407
Matson, Inc.	793	152,438
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Radiant Logistics, Inc.†	2,959	$27,992
RXO, Inc.†	6,581	181,570
Safe Bulkers, Inc.	2,568	16,204
Schneider National, Inc., Class B	1,300	47,489
Scorpio Tankers, Inc.	1,860	128,824
Teekay Corp., Ltd.	8,587	85,870
Teekay Tankers, Ltd., Class A	1,968	127,664
Werner Enterprises, Inc.	1,563	68,162
World Kinect Corp.	3,318	109,295
		2,320,133
Trucking & Leasing — 0.0%
GATX Corp.	140	24,807
Greenbrier Cos., Inc.	905	44,354
		69,161
Water — 0.7%
H2O America	11,143	677,160
American States Water Co.	1,327	109,650
California Water Service Group	1,584	77,062
Consolidated Water Co., Ltd.	3,259	96,140
Middlesex Water Co.	488	27,406
		987,418
Total Long-Term Investment Securities (cost $109,783,245)		143,782,199
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58%(1) (cost $2,301,203)	2,301,203	2,301,203
TOTAL INVESTMENTS (cost $112,084,448)	99.4%	146,083,402
Other assets less liabilities	0.6	836,416
NET ASSETS	100.0%	$146,919,818

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of June 30, 2026.

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Banks
Goldman Sachs and Co. LLC	Pay	Bank of Hawaii Corp.	17	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	$1,340	$45	$45
JPMorgan Securities, LLC	Pay	Central Pacific Financial Corp.	2	4.02% (OBFR + 0.40%)	Monthly	02/11/2027	71	6	6
								51	51
Savings & Loans
HSBC Holdings	Pay	WaFd, Inc.	2	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	72	5	5
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	40	4.02% (OBFR + 0.40%)	Monthly	02/11/2027	906	39	39
								44	44
Office/Business Equipment
Goldman Sachs and Co. LLC	Pay	Pitney Bowes, Inc.	134	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	2,310	38	38
Goldman Sachs and Co. LLC	Pay	Preferred Bank	293	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	29,376	1,758	1,758
								1,796	1,796
Diversified Financial Services
BNP Paribas SA	Pay	Bread Financial Holdings, Inc.	66	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	6,765	386	386
BNP Paribas SA	Pay	Moelis & Co., Class A	20	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	1,382	(74)	(74)

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
BNP Paribas SA	Pay	Lazard, Inc.	2,311	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	$102,395	$(5,472)	(5,472)
HSBC Holdings	Pay	Western Union Co.	449	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	3,304	153	153
HSBC Holdings	Pay	F&G Annuities & Life, Inc.	967	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	26,670	(957)	(957)
								(5,964)	(5,964)
REITS
BNP Paribas SA	Pay	Arbor Realty Trust, Inc.	58	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	299	15	15
BNP Paribas SA	Pay	NETSTREIT Corp.	1,339	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	28,398	(104)	(104)
HSBC Holdings	Pay	Douglas Emmett, Inc.	62	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	760	(29)	(29)
								(118)	(118)
Insurance
Bank of America Merrill Lynch	Pay	Jackson Financial, Inc.	1,024	3.83% (OBFR + 0.20%)	Monthly	02/15/2028	112,282	(7,434)	(7,434)
BNP Paribas SA	Pay	WesBanco, Inc.	1,828	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	66,352	4,994	4,994
Goldman Sachs and Co. LLC	Pay	Lincoln National Corp.	1,861	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	69,897	(4,111)	(4,111)
HSBC Holdings	Pay	SiriusPoint, Ltd.	263	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	5,747	566	566
								(5,985)	(5,985)
Commercial Services
JPMorgan Securities, LLC	Pay	Market Axess Holdings, Inc.	6	4.02% (OBFR + 0.40%)	Monthly	02/11/2027	697	(16)	(16)
Leisure Time
JPMorgan Securities, LLC	Pay	OneSpaWorld Holdings, Ltd.	2,644	4.02% (OBFR + 0.40%)	Monthly	02/11/2027	64,196	10,470	10,470
Agriculture
BNP Paribas SA	Pay	Inventrust Properties Corp.	726	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	24,925	775	775
BNP Paribas SA	Pay	Eastern Bankshares, Inc.	3,411	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	70,294	5,567	5,567
								6,342	6,342
Aerospace/Defense
BNP Paribas SA	Pay	Rush Street Interactive, Inc., Class A	377	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	10,970	242	242
Advertising Services
BNP Paribas SA	Pay	Alignment Healthcare, Inc.	99	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	2,165	192	192
								$7,054	$7,054
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	E-Mini Russell 2000 Index	September 2026	$756,311	$761,400	$5,089
20	Long	Micro E-mini Russell 2000 Index	September 2026	300,860	304,560	3,700
						$8,789

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS  — June 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$6,112,325	$73,689	$—	$6,186,014
Other Industries	137,596,185	—	—	137,596,185
Short-Term Investments	2,301,203	—	—	2,301,203
Total Investments at Value	$146,009,713	$73,689	$—	$146,083,402
Other Financial Instruments:†
Swaps	$—	$25,251	$—	$25,251
Futures Contracts	8,789	—	—	8,789
Total Other Financial Instruments	$8,789	$25,251	$—	$34,040
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$18,197	$—	$18,197

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited)

Note 1 — Security Valuation
  In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities
 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”))
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2026, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Repurchase Agreements
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	25.69%	$1,025,000
SA Multi-Managed Large Cap Value Portfolio	7.02	280,000
SA Multi-Managed Mid Cap Growth Portfolio	5.39	215,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Bank of America Securities LLC, dated June 30, 2026, bearing interest at a rate of 3.63% per annum, with a principal amount of $3,990,000, a repurchase price of $3,990,402, and a maturity date of July 1, 2026.  The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.00%	11/15/2042	$4,467,000	$4,093,374
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	26.25%	$1,050,000
SA Multi-Managed Large Cap Value Portfolio	7.25	290,000
SA Multi-Managed Mid Cap Growth Portfolio	5.63	225,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Barclays Capital, Inc., dated June 30, 2026, bearing interest at a rate of 3.64% per annum, with a principal amount of $4,000,000, a repurchase price of $4,000,404, and a maturity date of July 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.50%	09/30/2029	$4,122,000	$4,081,943
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	25.75%	$1,030,000
SA Multi-Managed Large Cap Value Portfolio	7.00	280,000
SA Multi-Managed Mid Cap Growth Portfolio	5.38	215,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

 BNP Paribas SA, dated June 30, 2026, bearing interest at a rate of 3.64% per annum, with a principal amount of $4,000,000, a repurchase price of $4,000,404, and a maturity date of July 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.88%	02/15/2043	$4,498,600	$4,092,441
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	25.69%	$1,025,000
SA Multi-Managed Large Cap Value Portfolio	7.02	280,000
SA Multi-Managed Mid Cap Growth Portfolio	5.39	215,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Deutsche Bank AG, dated June 30, 2026, bearing interest at a rate of 3.64% per annum, with a principal amount of $3,990,000, a repurchase price of $3,990,403, and a maturity date of July 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	08/31/2032	$4,154,000	$4,134,782
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	25.69%	$1,025,000
SA Multi-Managed Large Cap Value Portfolio	7.02	280,000
SA Multi-Managed Mid Cap Growth Portfolio	5.39	215,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 RBS Securities, Inc., dated June 30, 2026, bearing interest at a rate of 3.62% per annum, with a principal amount of $3,990,000 a repurchase price of $3,990,401, and a maturity date of July 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	05/15/2034	$4,035,000	$4,080,243
Note 3 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

 The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
 Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
 Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
 Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
 CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
 Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
 Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
 Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
 Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Total Return Swap Agreements: Total return swaps are equities contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
 The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
 Therefore, the return to a Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

 A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an total return swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
 Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
 Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
 Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
 A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
 Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
 Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
 Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
 The following table represents the Portfolio's objectives for using derivative instruments for the period ended June 30, 2026:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Purchased Call Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Total Return Swap Contracts	Contracts For Difference Swaps Contracts
SA American Century Inflation Managed	1	2	—	3	—	—	—
SA Franklin Allocation Moderately Aggressive Portfolio	1, 4	2	—	—	—	5	—
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	—	—
SA Multi-Managed International Equity	4	—	—	—	—	—	4
SA Multi-Managed Large Cap Growth	4	—	6	—	—	—	—
SA Multi-Managed Large Cap Value	4	2	—	—	—	—	—

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Purchased Call Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Total Return Swap Contracts	Contracts For Difference Swaps Contracts
SA Multi-Managed Mid Cap Growth	4	—	—	—	—	—	4
SA Multi-Managed Mid Cap Value	4	—	—	—	—	—	4
SA Multi-Managed Small Cap	4	—	—	—	—	—	4

(1)
To manage interest rate risk and the duration of the portfolio.
(2)
To manage foreign currency exchange rate risk.
(3)
To manage inflation rate risk and the duration of the portfolio.
(4)
To manage exposures in certain securities markets.
(5)
To manage against or gain exposure to certain securities and/or sectors.
(6)
To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 4 — Transactions with Affiliates
 Transactions in shares of Underlying Portfolios  and affiliated companies for the period ended June 30, 2026 are shown in the tables below.
SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$5,340,514	$210,864	$223,693	$(23,155)	$84,133	$5,388,663
SA Columbia Focused Value Portfolio, Class 1	—	—	12,541,570	728,589	588,666	(39,995)	1,686,453	14,327,951
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	20,616,410	42,885	882,999	(164,320)	323,942	19,935,918
SA Multi-Managed International Equity Portfolio, Class 1	—	—	29,509,318	65,756	4,253,932	1,146,541	1,673,309	28,140,992
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	6,434,101	1,014,867	306,106	83,637	1,223,725	8,450,224
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	11,215,116	324,014	494,479	(78,680)	1,035,625	12,001,596
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	4,614,399	10,863	223,693	(69,873)	886,038	5,217,734
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	4,753,831	9,719	680,146	(73,909)	702,463	4,711,958
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	4,380,850	9,148	188,373	(31,335)	913,479	5,083,769
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	21,102,571	1,049,747	1,024,279	(65,528)	3,191,067	24,253,578
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	2,129,623	5,147	105,960	8,404	320,137	2,357,351
SA BlackRock Advantage International Portfolio, Class 1	—	—	15,310,261	34,308	2,556,399	310,358	1,405,230	14,503,758
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	5,209,640	10,293	711,920	263,594	919,859	5,691,466
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	11,655,801	25,730	529,799	(69,900)	216,507	11,298,339
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	5,157,194	12,579	259,013	18,384	728,135	5,657,279
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	17,889,045	2,545,171	3,530,092	(212,941)	3,232,717	19,923,900
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	7,053,712	18,297	376,746	(70,714)	966,941	7,591,490
SA Fixed Income Index Portfolio, Class 1	—	—	9,324,814	17,726	364,973	(59,822)	117,350	9,035,095
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,057,065	658,577	176,600	(6,504)	17,191	3,549,729
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	18,858,849	539,454	1,712,359	(91,218)	1,682,566	19,277,292
SA Franklin Small Company Value Portfolio, Class 1	—	—	975,149	2,859	58,867	11,412	143,917	1,074,470
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	9,782,517	422,873	470,933	203,031	1,214,040	11,151,528
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	14,992,303	533,165	682,853	170,543	2,179,985	17,193,143
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	13,639,028	24,587	506,253	(131,362)	182,092	13,208,092
SA International Index Portfolio, Class 1	—	—	20,821,746	43,456	4,794,772	1,615,103	125,057	17,810,590
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,958,777	6,862	141,280	56,974	755,932	3,637,265
SA Janus Focused Growth Portfolio, Class 1	—	—	7,916,453	3,427,446	565,119	(58,350)	1,666,676	12,387,106
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	7,158,301	13,723	1,282,560	565,078	951,011	7,405,553
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	11,086,839	20,584	1,423,839	(87,872)	1,214,056	10,809,768
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	11,679,160	22,300	459,160	(75,022)	1,601,854	12,769,132
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	25,717,824	707,180	1,177,332	(119,932)	276,416	25,404,156
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,982,602	11,435	235,466	6,923	859,160	5,624,654
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	1,445,136	2,287	47,093	2,402	9,504	1,412,236
SA Large Cap Growth Index Portfolio, Class 1	—	—	23,992,142	2,966,329	1,365,705	266,998	5,256,111	31,115,875
SA Large Cap Index Portfolio, Class 1	—	—	37,258,469	84,054	3,230,678	1,114,192	4,477,746	39,703,783
SA Large Cap Value Index Portfolio, Class 1	—	—	27,191,686	2,060,610	2,147,972	249,534	1,932,880	29,286,738
SA MFS Large Cap Growth, Class 1	—	—	16,244,638	936,595	2,353,493	908,564	1,862,192	17,598,496
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	6,427,552	13,724	282,560	(138,792)	845,112	6,865,036
SA Mid Cap Index Portfolio, Class 1	—	—	4,089,145	8,006	784,827	212,808	353,303	3,878,435
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	2,423,205	2,860	58,867	1,835	57,908	2,426,941

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2026
SA PIMCO RAE International Value Portfolio, Class 1	$—	$—	$8,529,852	$1,820,584	$1,523,839	$472,855	$(539,433)	$8,760,019
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,173,112	13,151	270,786	(18,220)	145,483	5,042,740
SA Putnam International Value Portfolio, Class 1	—	—	13,581,004	1,729,735	2,662,213	550,966	257,183	13,456,675
SA Small Cap Index Portfolio, Class 1	—	—	3,583,007	6,862	141,280	30,010	728,278	4,206,877
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	11,164,389	1,828,590	588,666	266,567	2,293,586	14,964,466
	$—	$—	$508,968,720	$24,043,591	$46,446,640	$6,849,269	$50,176,916	$543,591,856

†	Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$7,378,870	$411,704	$264,593	$(49,238)	$133,407	$7,610,150
SA Columbia Focused Value Portfolio, Class 1	—	—	2,833,877	350,074	118,610	10,906	372,381	3,448,628
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	32,354,922	493,039	1,167,857	(283,542)	534,807	31,931,369
SA Multi-Managed International Equity Portfolio, Class 1	—	—	6,547,412	96,296	1,328,097	234,897	373,889	5,924,397
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	1,834,924	530,815	572,991	(9,104)	384,082	2,167,726
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	2,675,054	42,371	100,363	(16,345)	241,760	2,842,477
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,107,470	17,333	41,057	373	196,178	1,280,297
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,143,419	17,332	141,057	11,183	140,516	1,171,393
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,270,570	11,556	627,372	113,284	114,626	882,664
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	4,233,495	1,538,593	209,849	(507)	697,775	6,259,507
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	996,444	11,557	327,372	(46,365)	181,619	815,883
SA BlackRock Advantage International Portfolio, Class 1	—	—	3,328,563	248,149	914,049	142,197	221,375	3,026,235
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	635,284	13,482	31,934	9,182	135,529	761,543
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	16,701,228	258,075	611,300	12,378	198,206	16,558,587
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	1,400,871	26,963	63,867	4,194	198,461	1,566,622
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	3,666,987	961,630	945,982	(38,632)	646,798	4,290,801
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	2,204,518	38,519	91,239	(22,246)	302,531	2,432,083
SA Fixed Income Index Portfolio, Class 1	—	—	14,251,188	631,113	547,433	(109,259)	199,397	14,425,006
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,992,360	1,100,148	237,221	(9,973)	30,290	6,875,604
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	4,477,260	219,333	514,230	(13,130)	393,282	4,562,515
SA Franklin Small Company Value Portfolio, Class 1	—	—	314,224	9,631	22,810	4,269	45,539	350,853
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	2,387,518	242,371	200,363	74,905	276,591	2,781,022
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	3,946,941	161,630	645,982	172,729	435,422	4,070,740
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	19,927,625	298,520	707,101	(183,122)	257,554	19,593,476
SA International Index Portfolio, Class 1	—	—	4,596,128	661,630	1,545,982	442,852	(103,280)	4,051,348
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	428,830	9,630	22,810	8,370	109,099	533,119
SA Janus Focused Growth Portfolio, Class 1	—	—	2,275,838	900,074	418,610	187,598	279,996	3,224,896
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,073,476	19,259	45,619	6,780	221,988	1,275,884
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	2,462,467	38,520	91,239	11,462	260,866	2,682,076
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	2,578,812	42,370	200,363	16,906	320,216	2,757,941
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	37,061,231	1,775,856	1,364,021	(178,568)	406,701	37,701,199
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,125,031	19,259	45,619	15,463	180,464	1,294,598
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,362,677	28,889	68,429	3,579	15,898	2,342,614
SA Large Cap Growth Index Portfolio, Class 1	—	—	6,246,363	1,165,557	1,223,717	448,876	1,014,969	7,652,048
SA Large Cap Index Portfolio, Class 1	—	—	9,659,646	157,927	974,079	235,675	1,214,215	10,293,384
SA Large Cap Value Index Portfolio, Class 1	—	—	6,654,759	911,705	764,593	139,311	405,886	7,347,068
SA MFS Large Cap Growth, Class 1	—	—	4,069,722	265,482	655,106	209,064	486,334	4,375,496
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	1,689,308	26,962	163,867	(26,719)	213,049	1,738,733
SA Mid Cap Index Portfolio, Class 1	—	—	1,040,905	15,407	136,496	33,359	111,027	1,064,202
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	1,204,257	9,630	22,810	677	29,055	1,220,809
SA PIMCO RAE International Value Portfolio, Class 1	—	—	2,771,686	638,519	891,239	201,557	(210,256)	2,510,267
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,761,231	127,112	301,088	(12,438)	203,791	7,778,608
SA Putnam International Value Portfolio, Class 1	—	—	3,467,192	646,222	1,309,487	292,534	(103,425)	2,993,036
SA Small Cap Index Portfolio, Class 1	—	—	847,387	11,556	227,372	74,435	97,800	803,806
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	2,774,705	550,074	118,610	55,384	585,079	3,846,632

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2026
	$—	$—	$243,762,675	$15,751,874	$21,023,885	$2,175,191	$12,451,487	$253,117,342

†	Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$6,974,032	$456,993	$244,873	$(29,484)	$108,883	$7,265,551
SA Columbia Focused Value Portfolio, Class 1	—	—	5,105,216	346,631	200,351	8,416	663,803	5,923,715
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	29,345,079	243,515	1,046,277	(195,332)	423,247	28,770,232
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,250,592	88,080	1,378,441	310,297	669,598	9,940,126
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	2,768,829	525,906	711,306	66,353	490,608	3,140,390
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	4,566,467	138,859	166,959	(27,318)	416,531	4,927,580
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,612,743	14,247	61,218	18,491	267,858	1,852,121
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,065,514	16,840	272,349	(7,780)	281,508	2,083,733
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,304,451	15,543	716,784	82,993	350,899	2,037,102
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	8,372,334	880,307	345,049	(80,099)	1,351,623	10,179,116
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,463,562	10,362	344,522	(33,974)	241,580	1,337,008
SA BlackRock Advantage International Portfolio, Class 1	—	—	5,443,737	45,335	994,786	154,072	453,069	5,101,427
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	1,149,661	14,247	61,218	30,148	231,914	1,364,752
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	15,336,285	129,530	556,531	(87,227)	280,640	15,102,697
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	2,377,715	23,315	100,175	6,651	337,974	2,645,480
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	6,016,494	856,992	1,344,873	(117,800)	1,117,496	6,528,309
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	3,199,812	31,087	133,567	(27,817)	434,737	3,504,252
SA Fixed Income Index Portfolio, Class 1	—	—	13,032,532	1,117,871	506,443	(95,590)	181,247	13,729,617
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,686,778	744,040	189,220	(8,017)	23,634	5,257,215
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	7,810,419	367,355	289,396	43,427	620,192	8,551,997
SA Franklin Small Company Value Portfolio, Class 1	—	—	309,455	6,477	27,827	5,166	43,595	336,866
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	4,184,811	237,563	461,394	134,755	472,979	4,568,714
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	6,359,703	354,403	833,743	212,719	772,445	6,865,527
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	17,714,239	146,367	628,879	(163,500)	229,551	17,297,778
SA International Index Portfolio, Class 1	—	—	8,039,259	59,583	2,356,004	477,232	155,696	6,375,766
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,113,599	9,067	38,957	15,393	291,534	1,390,636
SA Janus Focused Growth Portfolio, Class 1	—	—	3,725,624	1,346,631	200,351	83,963	675,394	5,631,261
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,167,981	18,134	77,914	33,260	429,782	2,571,243
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	3,923,067	33,678	144,698	18,044	416,018	4,246,109
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	4,098,838	36,269	355,829	118,563	418,129	4,315,970
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	33,853,703	1,688,849	1,241,063	(162,445)	372,548	34,511,592
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,213,830	18,134	327,914	77,740	296,590	2,278,380
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,697,902	15,545	66,784	3,482	18,793	2,668,938
SA Large Cap Growth Index Portfolio, Class 1	—	—	9,898,726	2,207,509	1,211,920	565,941	1,765,109	13,225,365
SA Large Cap Index Portfolio, Class 1	—	—	15,025,391	137,300	1,089,922	464,071	1,792,637	16,329,477
SA Large Cap Value Index Portfolio, Class 1	—	—	11,885,013	903,622	1,145,224	158,478	795,497	12,597,386
SA MFS Large Cap Growth, Class 1	—	—	6,649,198	359,584	256,004	89,720	1,075,572	7,918,070
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	2,719,989	23,315	300,175	(34,065)	334,789	2,743,853
SA Mid Cap Index Portfolio, Class 1	—	—	1,679,551	14,248	161,218	45,767	190,496	1,768,844
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	1,470,180	6,477	27,827	828	35,482	1,485,140
SA PIMCO RAE International Value Portfolio, Class 1	—	—	4,111,430	734,973	750,263	262,675	(295,015)	4,063,800
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,911,794	64,764	278,265	(11,537)	182,057	6,868,813
SA Putnam International Value Portfolio, Class 1	—	—	6,175,871	545,337	1,794,786	423,446	(80,666)	5,269,202
SA Small Cap Index Portfolio, Class 1	—	—	1,133,164	9,067	188,957	31,342	203,214	1,187,830
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	4,736,632	246,631	200,351	90,590	969,979	5,843,481
	$—	$—	$296,681,202	$15,290,582	$23,830,607	$2,952,038	$20,509,246	$311,602,461

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2026 — (unaudited) — (continued)

SA Allocation Moderately Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$9,569,589	$518,955	$332,527	$(35,754)	$144,959	$9,865,222
SA Columbia Focused Value Portfolio, Class 1	—	—	10,597,970	623,415	410,769	18,330	1,373,578	12,202,524
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	38,789,052	79,721	1,398,570	(157,286)	457,122	37,770,039
SA Multi-Managed International Equity Portfolio, Class 1	—	—	23,471,483	50,731	3,989,999	790,165	1,419,317	21,741,697
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	5,473,336	12,264	515,165	147,825	920,547	6,038,807
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	9,649,732	520,070	352,088	(56,894)	890,449	10,651,269
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	3,530,903	7,805	136,923	(44,338)	669,435	4,026,882
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	4,062,390	8,919	156,483	(24,887)	570,216	4,460,155
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,326,524	6,690	117,363	(19,470)	689,510	3,885,891
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	17,434,844	2,041,253	723,735	19,718	2,591,965	21,364,045
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	2,515,317	5,017	368,022	41,592	337,553	2,531,457
SA BlackRock Advantage International Portfolio, Class 1	—	—	12,230,971	25,645	2,649,890	229,217	1,119,547	10,955,490
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	3,626,809	7,806	136,923	60,810	767,879	4,326,381
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	20,850,516	42,926	753,076	(135,062)	397,366	20,402,670
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	4,040,333	11,150	195,604	13,361	570,758	4,439,998
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	13,946,959	2,533,450	3,086,813	6,941	2,318,931	15,719,468
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	6,324,065	15,610	273,846	(49,886)	853,175	6,869,118
SA Fixed Income Index Portfolio, Class 1	—	—	17,331,707	1,237,351	655,274	(103,484)	216,202	18,026,502
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,165,814	1,014,494	254,285	(12,758)	33,408	6,946,673
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	15,441,985	31,219	1,197,692	218,972	1,048,980	15,543,464
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,946,995	3,902	68,461	13,931	297,873	2,194,240
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	7,760,586	417,840	562,967	245,049	883,437	8,743,945
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	11,001,995	623,414	1,410,769	355,425	1,355,065	11,925,130
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	23,649,793	47,386	831,318	(216,570)	304,035	22,953,326
SA International Index Portfolio, Class 1	—	—	16,649,482	33,450	4,086,813	1,229,569	113,896	13,939,584
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,266,433	5,017	88,022	34,947	587,975	2,806,350
SA Janus Focused Growth Portfolio, Class 1	—	—	6,626,575	3,222,299	391,208	(31,133)	1,418,103	10,844,636
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,651,583	10,035	1,376,044	609,972	582,237	5,477,783
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,870,697	18,955	332,527	(6,772)	986,749	9,537,102
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	8,122,822	17,840	612,967	141,210	921,805	8,590,710
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	46,240,013	2,297,002	1,701,756	(188,870)	476,025	47,122,414
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,294,176	8,362	766,703	3,788	714,263	4,253,886
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,996,301	5,574	97,802	5,125	19,499	2,928,697
SA Large Cap Growth Index Portfolio, Class 1	—	—	20,101,048	3,752,404	1,819,340	361,761	4,313,494	26,709,367
SA Large Cap Index Portfolio, Class 1	—	—	31,441,169	69,128	2,812,746	1,489,800	3,231,937	33,419,288
SA Large Cap Value Index Portfolio, Class 1	—	—	22,741,798	2,249,059	2,700,658	429,021	1,406,153	24,125,373
SA MFS Large Cap Growth, Class 1	—	—	12,995,538	1,128,990	1,508,571	546,101	1,694,338	14,856,396
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,979,805	11,707	1,005,384	(466,504)	1,130,400	5,650,024
SA Mid Cap Index Portfolio, Class 1	—	—	3,090,275	6,132	467,582	139,307	290,883	3,059,015
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	2,617,893	2,788	48,901	1,444	63,114	2,636,338
SA PIMCO RAE International Value Portfolio, Class 1	—	—	7,839,773	2,017,281	1,303,186	261,611	(323,261)	8,492,218
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	9,588,229	21,742	381,428	(4,332)	240,525	9,464,736
SA Putnam International Value Portfolio, Class 1	—	—	12,292,094	1,722,300	3,591,208	1,104,626	(411,253)	11,116,559
SA Small Cap Index Portfolio, Class 1	—	—	2,998,177	5,575	97,802	859	633,777	3,540,586
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	9,429,045	1,222,300	391,208	177,754	1,955,525	12,393,416
	$—	$—	$515,572,594	$27,714,973	$46,160,418	$7,144,231	$40,277,491	$544,548,871

†	Includes reinvestment of distributions paid.
 Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.